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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices)     (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 12.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	5,654,940	176,660,326
Verizon Communications, Inc.	1,721,583	103,811,455
Total		280,471,781
Entertainment 0.5%
Activision Blizzard, Inc.	1,007,630	50,260,584
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	148,748	165,058,218
Alphabet, Inc., Class C(a)	236,507	258,840,356
Facebook, Inc., Class A(a)	1,851,835	260,386,520
Total		684,285,094
Media 2.1%
Comcast Corp., Class A	5,625,886	219,465,813
Wireless Telecommunication Services 0.2%
T-Mobile U.S.A., Inc.(a)	375,585	25,708,793
Total Communication Services		1,260,192,065
Consumer Discretionary 9.8%
Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	785,533	148,080,826
Restaurant Brands International, Inc.	1,329,370	77,542,152
Total		225,622,978
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	201,835	341,135,462
eBay, Inc.(a)	3,197,715	95,451,793
Expedia Group, Inc.	387,275	46,778,947
Total		483,366,202
Multiline Retail 0.4%
Dollar General Corp.	413,713	45,918,006
Specialty Retail 1.3%
AutoZone, Inc.(a)	25,211	20,397,464
Lowe’s Companies, Inc.	1,243,714	117,369,290
Total		137,766,754
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
PVH Corp.	600,198	66,327,881
Tapestry, Inc.	1,803,260	70,200,912
Total		136,528,793
Total Consumer Discretionary		1,029,202,733
Consumer Staples 6.5%
Beverages 0.7%
Constellation Brands, Inc., Class A	394,500	77,227,320
Food & Staples Retailing 0.8%
SYSCO Corp.	1,188,346	80,094,520
Food Products 2.5%
ConAgra Foods, Inc.	2,727,086	88,193,961
Mondelez International, Inc., Class A	3,899,655	175,406,482
Total		263,600,443
Tobacco 2.5%
Philip Morris International, Inc.	3,082,890	266,762,472
Total Consumer Staples		687,684,755
Energy 5.1%
Energy Equipment & Services 0.3%
Halliburton Co.	987,579	31,039,608
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd.	3,705,299	93,188,270
Chevron Corp.	2,065,208	245,635,839
Cimarex Energy Co.	394,620	32,350,948
EOG Resources, Inc.	1,260,708	130,243,743
Total		501,418,800
Total Energy		532,458,408
Financials 16.3%
Banks 8.3%
Citigroup, Inc.	3,504,156	227,034,267
JPMorgan Chase & Co.	2,713,288	301,690,493
U.S. Bancorp	1,736,935	94,593,480
Wells Fargo & Co.	4,571,945	248,165,174
Total		871,483,414
Columbia Contrarian Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	781,306	40,088,811
BlackRock, Inc.	261,847	112,073,134
Morgan Stanley	2,073,650	92,049,324
S&P Global, Inc.	299,450	54,757,427
Total		298,968,696
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	1,448,128	316,039,455
Insurance 2.2%
American International Group, Inc.	2,196,625	95,004,031
Aon PLC	798,906	131,907,370
Total		226,911,401
Total Financials		1,713,402,966
Health Care 17.2%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	712,580	87,754,227
Biogen, Inc.(a)	614,070	204,927,441
Total		292,681,668
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	1,034,974	76,639,825
Medtronic PLC	2,662,522	259,675,771
Total		336,315,596
Health Care Providers & Services 3.7%
Anthem, Inc.	614,975	178,385,798
CIGNA Corp.	367,805	82,160,281
CVS Health Corp.	1,610,510	129,162,902
Total		389,708,981
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	669,715	48,453,880
Pharmaceuticals 7.0%
Allergan PLC	818,545	128,184,147
Johnson & Johnson	2,198,366	322,939,965
Pfizer, Inc.	6,244,424	288,679,722
Total		739,803,834
Total Health Care		1,806,963,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.3%
Aerospace & Defense 2.0%
General Dynamics Corp.	432,405	79,947,361
Lockheed Martin Corp.	441,945	132,773,536
Total		212,720,897
Air Freight & Logistics 1.0%
FedEx Corp.	473,777	108,494,933
Airlines 0.6%
Southwest Airlines Co.	1,118,536	61,083,251
Electrical Equipment 0.5%
Emerson Electric Co.	762,385	51,476,235
Industrial Conglomerates 2.0%
Honeywell International, Inc.	1,401,309	205,642,096
Machinery 1.2%
Caterpillar, Inc.	901,235	122,270,552
Total Industrials		761,687,964
Information Technology 19.2%
Communications Equipment 1.5%
Cisco Systems, Inc.	2,799,550	134,014,459
Palo Alto Networks, Inc.(a)	127,755	22,095,227
Total		156,109,686
IT Services 5.4%
Fidelity National Information Services, Inc.	1,365,585	147,414,901
First Data Corp., Class A(a)	3,966,380	75,678,530
MasterCard, Inc., Class A	1,334,229	268,273,425
Total System Services, Inc.	853,110	74,536,221
Total		565,903,077
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	737,385	175,062,573
Lam Research Corp.	316,615	49,695,891
Microchip Technology, Inc.	418,185	31,363,875
NVIDIA Corp.	429,310	70,162,133
Total		326,284,472
Software 5.1%
Microsoft Corp.	4,861,442	539,085,303

2	Columbia Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	2,395,826	427,846,607
Total Information Technology		2,015,229,145
Materials 2.5%
Chemicals 2.3%
DowDuPont, Inc.	2,288,785	132,406,212
Sherwin-Williams Co. (The)	255,624	108,402,470
Total		240,808,682
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	2,162,615	25,821,623
Total Materials		266,630,305
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	1,008,777	165,933,729
Equinix, Inc.	171,400	66,036,992
Weyerhaeuser Co.	1,161,150	30,665,971
Total		262,636,692
Total Real Estate		262,636,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.9%
Electric Utilities 0.9%
American Electric Power Co., Inc.	1,172,780	91,171,917
Total Utilities		91,171,917
Total Common Stocks (Cost $7,642,423,665)		10,427,260,909

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	58,969,321	58,963,424
Total Money Market Funds (Cost $58,963,424)		58,963,424
Total Investments in Securities (Cost: $7,701,387,089)		10,486,224,333
Other Assets & Liabilities, Net		14,316,207
Net Assets		10,500,540,540

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	40,983,443	830,188,058	(812,202,180)	58,969,321	—	—	870,771	58,963,424
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Contrarian Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,260,192,065	—	—	—	1,260,192,065
Consumer Discretionary	1,029,202,733	—	—	—	1,029,202,733
Consumer Staples	687,684,755	—	—	—	687,684,755
Energy	532,458,408	—	—	—	532,458,408
Financials	1,713,402,966	—	—	—	1,713,402,966
Health Care	1,806,963,959	—	—	—	1,806,963,959
Industrials	761,687,964	—	—	—	761,687,964
Information Technology	2,015,229,145	—	—	—	2,015,229,145
Materials	266,630,305	—	—	—	266,630,305
Real Estate	262,636,692	—	—	—	262,636,692
Utilities	91,171,917	—	—	—	91,171,917
Total Common Stocks	10,427,260,909	—	—	—	10,427,260,909
Money Market Funds	—	—	—	58,963,424	58,963,424
Total Investments in Securities	10,427,260,909	—	—	58,963,424	10,486,224,333
4	Columbia Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Contrarian Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Brazil 9.2%
Arco Platform Ltd., Class A(a)	158,413	3,746,468
B3 SA - Brasil Bolsa Balcao	1,028,600	7,501,040
Fleury SA	1,721,000	9,613,033
Hypera SA	612,900	5,087,688
Itaú Unibanco Holding SA, ADR	2,772,800	25,870,224
Localiza Rent a Car SA	1,008,600	7,018,729
Pagseguro Digital Ltd., Class A(a)	518,769	12,450,456
Petroleo Brasileiro SA, ADR	1,070,119	15,580,933
Stone Co., Ltd., Class A(a)	328,383	7,739,987
Vale SA ADR	1,368,073	18,742,600
Total		113,351,158
Canada 1.1%
First Quantum Minerals Ltd.	582,981	5,353,079
Parex Resources(a)	652,110	8,054,134
Total		13,407,213
China 29.7%
58.Com, Inc., ADR(a)	125,859	7,499,938
Alibaba Group Holding Ltd., ADR(a)	500,689	80,540,833
Baidu, Inc., ADR(a)	43,276	8,148,005
BeiGene Ltd., ADR(a)	95,216	14,597,565
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Merchants Bank Co., Ltd., Class H	2,171,000	9,041,492
China Resources Cement Holdings Ltd.	10,512,000	10,353,312
CNOOC Ltd.	9,598,000	16,214,403
CSPC Pharmaceutical Group Ltd.	3,526,000	7,170,802
Focus Media Information Technology Co., Ltd., Class A	3,947,075	3,309,744
Industrial & Commercial Bank of China Ltd., Class H	20,432,000	14,592,948
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	652,711	9,468,392
Kingdee International Software Group Co., Ltd.	7,714,000	7,760,604
Kweichow Moutai Co., Ltd., Class A	100,748	8,234,790
Midea Group Co., Ltd., Class A	1,248,553	7,029,683
NetEase, Inc., ADR	50,101	11,376,434
New Oriental Education & Technology Group, Inc., ADR(a)	192,346	10,994,497
Common Stocks (continued)
Issuer	Shares	Value ($)
Nexteer Automotive Group Ltd.	4,629,000	7,016,659
Ping An Insurance Group Co. of China Ltd., Class H	2,420,000	23,584,043
Shenzhou International Group Holdings Ltd.	748,000	9,125,965
Sunny Optical Technology Group Co., Ltd.	932,300	9,123,312
Tencent Holdings Ltd.	1,822,400	72,857,082
Weibo Corp., ADR(a)	62,025	3,949,752
Wuliangye Yibin Co., Ltd., Class A	659,398	5,012,946
Wuxi Biologics Cayman, Inc.(a)	907,000	7,654,585
Total		364,657,787
Hong Kong 1.8%
AIA Group Ltd.	1,644,600	13,511,019
Techtronic Industries Co., Ltd.	1,675,500	9,086,635
Total		22,597,654
Hungary 0.4%
Richter Gedeon Nyrt	261,293	5,147,470
India 11.8%
Adani Ports & Special Economic Zone Ltd.	985,241	5,173,330
AU Small Finance Bank Ltd.	521,290	4,250,926
Bajaj Finance Ltd.	119,258	4,341,905
Balkrishna Industries Ltd.	363,256	5,012,037
Biocon Ltd.	564,963	5,077,774
Eicher Motors Ltd.	56,366	18,955,849
HDFC Asset Management Co., Ltd.(a)	284,897	6,226,521
HDFC Bank Ltd., ADR	222,309	22,546,579
HDFC Standard Life Insurance Co., Ltd.	1,964,108	11,202,418
Indraprastha Gas Ltd.	2,870,419	10,853,646
IndusInd Bank Ltd.	490,927	11,505,836
Jubilant Foodworks Ltd.	320,755	5,803,103
Natco Pharma Ltd.	516,809	5,306,640
Petronet LNG Ltd.	2,285,927	7,033,595
Reliance Industries Ltd.	931,249	15,616,116
Tejas Networks Ltd.(a)	1,903,604	6,153,266
Total		145,059,541
Columbia Emerging Markets Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 6.7%
PT Ace Hardware Indonesia Tbk	71,267,400	8,060,661
PT Astra International Tbk	18,604,300	11,142,267
PT Bank Central Asia Tbk	15,094,500	27,536,791
PT Bank Rakyat Indonesia Persero Tbk	112,414,800	28,528,620
PT Pakuwon Jati Tbk	160,903,400	6,647,581
Total		81,915,920
Luxembourg 0.3%
Ternium SA, ADR	116,201	3,372,153
Mexico 2.0%
Grupo Financiero Banorte SAB de CV, Class O	3,090,600	14,167,069
Mexichem SAB de CV	4,182,700	9,761,260
Total		23,928,329
Panama 0.6%
Copa Holdings SA, Class A	84,543	7,188,691
Peru 1.3%
Credicorp Ltd.	72,229	15,839,097
Philippines 0.6%
Ayala Land, Inc.	8,912,500	7,096,124
Poland 1.3%
Dino Polska SA(a)	377,225	9,686,852
KRUK SA	146,656	6,692,558
Total		16,379,410
Russian Federation 4.6%
Detsky Mir PJSC	3,393,890	4,736,249
Lukoil PJSC, ADR	172,552	12,639,434
Mail.ru Group Ltd., GDR(a),(d)	405,164	10,181,910
Sberbank of Russia PJSC, ADR	672,133	8,016,329
TCS Group Holding PLC, GDR(d)	447,095	7,752,627
Yandex NV, Class A(a)	458,098	13,513,891
Total		56,840,440
South Africa 6.2%
AVI Ltd.	1,092,276	7,855,481
Capitec Bank Holdings Ltd.	106,898	8,476,344
Clicks Group Ltd.	219,159	2,969,667
Mr. Price Group Ltd.	262,320	4,559,127
Naspers Ltd., Class N	216,155	43,091,199
Common Stocks (continued)
Issuer	Shares	Value ($)
Sasol Ltd.	308,594	9,073,987
Total		76,025,805
South Korea 9.9%
Cafe24 Corp.(a)	44,876	4,085,963
KB Financial Group, Inc.	267,078	11,257,041
PearlAbyss Corp.(a)	24,514	4,208,356
POSCO	44,797	9,894,596
Samsung Electronics Co., Ltd.	1,636,550	61,323,433
SK Hynix, Inc.	198,524	12,399,834
SK Innovation Co., Ltd.	64,317	11,300,233
SK Telecom Co., Ltd.	24,201	6,263,985
Total		120,733,441
Spain 0.1%
Atento SA(a)	322,656	1,616,507
Taiwan 6.8%
ASMedia Technology, Inc.	418,000	6,721,180
Cathay Financial Holding Co., Ltd.	8,110,000	12,833,889
eMemory Technology, Inc.	426,000	3,591,417
MediaTek, Inc.	906,000	7,017,293
Silergy Corp.	326,000	5,191,340
Taiwan Semiconductor Manufacturing Co., Ltd.	6,055,048	44,718,336
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	2,976,451
Total		83,049,906
Thailand 2.1%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	4,615,527
Muangthai Capital PCL, Foreign Registered Shares	9,838,900	14,751,645
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	6,759,075
Total		26,126,247
United States 0.6%
Universal Display Corp.	75,425	6,927,032
Total Common Stocks (Cost $911,184,239)		1,191,259,925

2	Columbia Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2018 (Unaudited)
Preferred Stocks 2.4%
Issuer	Shares	Value ($)
Brazil 1.6%
Azul SA(a)	917,500	8,242,552
Cia Brasileira de Distribuicao	224,700	4,846,710
Lojas Americanas SA	1,290,900	6,579,684
Total		19,668,946
South Korea 0.8%
Samsung Electronics Co., Ltd.	330,700	10,001,811
Total Preferred Stocks (Cost $23,544,798)		29,670,757
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(e),(f)	7,224,578	7,223,855
Total Money Market Funds (Cost $7,223,855)		7,223,855
Total Investments in Securities (Cost $941,952,892)		1,228,154,537
Other Assets & Liabilities, Net		(1,828,652)
Net Assets		$1,226,325,885

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $17,934,537, which represents 1.46% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	44,632,401	77,224,376	(114,632,199)	7,224,578	—	—	123,762	7,223,855
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Emerging Markets Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	113,351,158	—	—	—	113,351,158
Canada	13,407,213	—	—	—	13,407,213
China	137,107,024	227,550,762	1	—	364,657,787
Hong Kong	—	22,597,654	—	—	22,597,654
Hungary	—	5,147,470	—	—	5,147,470
India	22,546,579	122,512,962	—	—	145,059,541
Indonesia	—	81,915,920	—	—	81,915,920
Luxembourg	3,372,153	—	—	—	3,372,153
Mexico	23,928,329	—	—	—	23,928,329
Panama	7,188,691	—	—	—	7,188,691
Peru	15,839,097	—	—	—	15,839,097
Philippines	—	7,096,124	—	—	7,096,124
Poland	—	16,379,410	—	—	16,379,410
Russian Federation	26,153,325	30,687,115	—	—	56,840,440
South Africa	—	76,025,805	—	—	76,025,805
South Korea	—	120,733,441	—	—	120,733,441
4	Columbia Emerging Markets Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Spain	1,616,507	—	—	—	1,616,507
Taiwan	2,976,451	80,073,455	—	—	83,049,906
Thailand	—	26,126,247	—	—	26,126,247
United States	6,927,032	—	—	—	6,927,032
Total Common Stocks	374,413,559	816,846,365	1	—	1,191,259,925
Preferred Stocks
Brazil	19,668,946	—	—	—	19,668,946
South Korea	—	10,001,811	—	—	10,001,811
Total Preferred Stocks	19,668,946	10,001,811	—	—	29,670,757
Money Market Funds	—	—	—	7,223,855	7,223,855
Total Investments in Securities	394,082,505	826,848,176	1	7,223,855	1,228,154,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Emerging Markets Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Greater China Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 25.2%
Entertainment 3.3%
NetEase, Inc., ADR	16,244	3,688,525
Interactive Media & Services 21.9%
Baidu, Inc., ADR(a)	9,280	1,747,239
Tencent Holdings Ltd.	577,100	23,071,676
Total		24,818,915
Total Communication Services		28,507,440
Consumer Discretionary 24.3%
Auto Components 1.1%
Nexteer Automotive Group Ltd.	819,000	1,241,444
Diversified Consumer Services 2.6%
New Oriental Education & Technology Group, Inc., ADR(a)	31,188	1,782,706
TAL Education Group, ADR(a)	40,043	1,124,007
Total		2,906,713
Hotels, Restaurants & Leisure 0.9%
Galaxy Entertainment Group Ltd.	177,000	1,095,136
Household Durables 2.4%
Midea Group Co., Ltd., Class A	302,975	1,705,829
Qingdao Haier Co., Ltd., Class A	356,620	711,823
Techtronic Industries Co., Ltd.	51,000	276,585
Total		2,694,237
Internet & Direct Marketing Retail 13.7%
Alibaba Group Holding Ltd., ADR(a)	96,192	15,473,445
Textiles, Apparel & Luxury Goods 3.6%
Shenzhou International Group Holdings Ltd.	336,000	4,099,364
Total Consumer Discretionary		27,510,339
Consumer Staples 7.9%
Beverages 4.9%
China Resources Beer Holdings Co., Ltd.	392,000	1,334,713
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	154,290	2,238,170
Kweichow Moutai Co., Ltd., Class A	24,700	2,018,892
Total		5,591,775
Food & Staples Retailing 0.4%
Sun Art Retail Group Ltd.	353,500	396,673
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 2.6%
China Mengniu Dairy Co., Ltd.	637,000	1,975,766
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	934,321
Total		2,910,087
Total Consumer Staples		8,898,535
Energy 4.9%
Oil, Gas & Consumable Fuels 4.9%
CNOOC Ltd.	3,260,500	5,508,133
Total Energy		5,508,133
Financials 18.6%
Banks 12.2%
Bank of China Ltd., Class H	3,841,000	1,684,022
China Construction Bank Corp., Class H	6,455,340	5,511,601
China Merchants Bank Co., Ltd., Class H	646,000	2,690,375
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	3,931,783
Total		13,817,781
Insurance 6.4%
AIA Group Ltd.	161,200	1,324,320
Ping An Insurance Group Co. of China Ltd., Class H	598,500	5,832,665
Total		7,156,985
Total Financials		20,974,766
Health Care 8.8%
Biotechnology 3.5%
Ascletis Pharma, Inc.(a)	512,000	474,091
BeiGene Ltd.(a)	82,500	916,221
BeiGene Ltd., ADR(a)	8,250	1,264,808
Zai Lab Ltd., ADR(a)	65,281	1,287,341
Total		3,942,461
Life Sciences Tools & Services 1.0%
Wuxi Biologics Cayman, Inc.(a)	131,000	1,105,568
Columbia Greater China Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	1,592,000	3,237,639
Jiangsu Hengrui Medicine Co., Ltd., Class A	43,443	412,215
Sino Biopharmaceutical Ltd.	1,375,500	1,263,003
Total		4,912,857
Total Health Care		9,960,886
Industrials 2.0%
Electrical Equipment 2.0%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	425,400	2,290,021
Total Industrials		2,290,021
Information Technology 2.2%
Electronic Equipment, Instruments & Components 0.8%
Sunny Optical Technology Group Co., Ltd.	97,900	958,031
Software 0.8%
Kingdee International Software Group Co., Ltd.	932,000	937,631
Technology Hardware, Storage & Peripherals 0.6%
Focus Media Information Technology Co., Ltd., Class A	742,956	622,991
Total Information Technology		2,518,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.2%
Construction Materials 1.2%
China Resources Cement Holdings Ltd.	1,394,000	1,372,956
Total Materials		1,372,956
Real Estate 1.2%
Real Estate Management & Development 1.2%
China Resources Land Ltd.	360,000	1,340,106
Total Real Estate		1,340,106
Total Common Stocks (Cost $62,119,756)		108,881,835

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(e),(f)	3,469,671	3,469,324
Total Money Market Funds (Cost $3,469,324)		3,469,324
Total Investments in Securities (Cost: $65,589,080)		112,351,159
Other Assets & Liabilities, Net		719,789
Net Assets		113,070,948

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	6,297,619	7,582,299	(10,410,247)	3,469,671	—	—	27,470	3,469,324
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Greater China Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,435,764	23,071,676	—	—	28,507,440
Consumer Discretionary	18,380,158	9,130,181	—	—	27,510,339
Consumer Staples	—	8,898,535	—	—	8,898,535
Energy	—	5,508,133	—	—	5,508,133
Financials	—	20,974,766	—	—	20,974,766
Columbia Greater China Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	2,552,149	7,408,737	0*	—	9,960,886
Industrials	—	2,290,021	—	—	2,290,021
Information Technology	—	2,518,653	—	—	2,518,653
Materials	—	1,372,956	—	—	1,372,956
Real Estate	—	1,340,106	—	—	1,340,106
Total Common Stocks	26,368,071	82,513,764	0*	—	108,881,835
Money Market Funds	—	—	—	3,469,324	3,469,324
Total Investments in Securities	26,368,071	82,513,764	0*	3,469,324	112,351,159

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Greater China Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Mid Cap Growth Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 4.5%
Entertainment 4.5%
Live Nation Entertainment, Inc.(a)	385,500	21,464,640
Madison Square Garden Co. (The), Class A(a)	125,408	33,862,668
Take-Two Interactive Software, Inc.(a)	205,057	22,488,601
Total		77,815,909
Total Communication Services		77,815,909
Consumer Discretionary 18.2%
Distributors 2.3%
Pool Corp.	241,330	39,218,538
Hotels, Restaurants & Leisure 8.0%
Choice Hotels International, Inc.	354,623	27,614,493
Churchill Downs, Inc.	126,013	35,001,371
Domino’s Pizza, Inc.	65,500	18,164,460
Dunkin’ Brands Group, Inc.	291,267	21,553,758
Six Flags Entertainment Corp.	582,167	35,721,767
Total		138,055,849
Household Durables 1.6%
NVR, Inc.(a)	11,370	27,856,500
Specialty Retail 6.3%
O’Reilly Automotive, Inc.(a)	118,029	40,930,096
Tractor Supply Co.	368,967	35,099,831
Ulta Beauty, Inc.(a)	112,387	33,467,725
Total		109,497,652
Total Consumer Discretionary		314,628,539
Energy 2.1%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	305,234	18,497,180
Oil, Gas & Consumable Fuels 1.0%
Concho Resources, Inc.(a)	141,600	18,456,144
Total Energy		36,953,324
Financials 5.9%
Banks 2.2%
First Republic Bank	185,805	18,422,566
SVB Financial Group(a)	75,790	19,312,050
Total		37,734,616
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.7%
Eaton Vance Corp.	66,817	2,721,456
MSCI, Inc.	179,643	28,220,119
Raymond James Financial, Inc.	423,714	33,782,717
Total		64,724,292
Total Financials		102,458,908
Health Care 17.8%
Biotechnology 2.6%
Sarepta Therapeutics, Inc.(a)	200,733	25,988,901
Seattle Genetics, Inc.(a)	303,500	18,993,030
Total		44,981,931
Health Care Equipment & Supplies 8.5%
ABIOMED, Inc.(a)	64,067	21,313,810
Align Technology, Inc.(a)	101,392	23,309,007
IDEXX Laboratories, Inc.(a)	155,766	31,738,880
ResMed, Inc.	249,000	27,835,710
STERIS PLC	217,000	25,840,360
Varian Medical Systems, Inc.(a)	145,000	17,891,550
Total		147,929,317
Health Care Providers & Services 2.5%
Encompass Health Corp.	252,800	19,013,088
Laboratory Corp. of America Holdings(a)	165,000	24,030,600
Total		43,043,688
Life Sciences Tools & Services 4.2%
Agilent Technologies, Inc.	285,859	20,681,899
Illumina, Inc.(a)	53,210	17,958,375
Mettler-Toledo International, Inc.(a)	53,147	33,836,569
Total		72,476,843
Total Health Care		308,431,779
Industrials 17.3%
Aerospace & Defense 2.3%
BWX Technologies, Inc.	481,130	21,756,699
HEICO Corp., Class A	256,000	17,285,120
Total		39,041,819
Building Products 1.5%
Lennox International, Inc.	111,628	25,217,881
Columbia Mid Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 5.1%
Cintas Corp.	187,673	35,166,167
Copart, Inc.(a)	349,000	17,861,820
Rollins, Inc.	552,602	35,123,383
Total		88,151,370
Machinery 1.7%
Donaldson Co., Inc.	528,444	29,614,002
Professional Services 2.2%
CoStar Group, Inc.(a)	57,075	21,082,934
TransUnion	260,000	16,788,200
Total		37,871,134
Road & Rail 2.8%
JB Hunt Transport Services, Inc.	242,497	25,791,981
Landstar System, Inc.	210,824	22,996,682
Total		48,788,663
Trading Companies & Distributors 1.7%
Fastenal Co.	496,826	29,441,909
Total Industrials		298,126,778
Information Technology 26.9%
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	327,787	30,379,299
IT Services 7.6%
Booz Allen Hamilton Holdings Corp.	375,000	19,241,250
Gartner, Inc.(a)	145,750	22,327,442
GoDaddy, Inc., Class A(a)	287,189	18,741,954
VeriSign, Inc.(a)	163,144	25,460,253
WEX, Inc.(a)	174,160	26,989,575
Worldpay, Inc., Class A(a)	206,523	17,721,739
Total		130,482,213
Semiconductors & Semiconductor Equipment 7.0%
Lam Research Corp.	285,367	44,791,204
Monolithic Power Systems, Inc.	206,748	27,305,209
Skyworks Solutions, Inc.	365,500	26,597,435
Teradyne, Inc.	645,500	23,037,895
Total		121,731,743
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
ANSYS, Inc.(a)	145,500	23,573,910
Aspen Technology, Inc.(a)	361,271	31,177,687
Cadence Design Systems, Inc.(a)	381,800	17,196,272
Guidewire Software, Inc.(a)	192,939	17,935,610
ServiceNow, Inc.(a)	131,797	24,418,030
Synopsys, Inc.(a)	234,817	21,589,075
Tyler Technologies, Inc.(a)	151,556	29,213,935
Ultimate Software Group, Inc. (The)(a)	63,800	16,838,096
Total		181,942,615
Total Information Technology		464,535,870
Materials 2.7%
Chemicals 2.7%
Celanese Corp., Class A	202,915	20,480,211
International Flavors & Fragrances, Inc.	185,342	26,249,987
Total		46,730,198
Total Materials		46,730,198
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Equity LifeStyle Properties, Inc.	220,191	21,915,610
SBA Communications Corp.(a)	122,266	20,884,256
Total		42,799,866
Total Real Estate		42,799,866
Total Common Stocks (Cost $1,515,756,956)		1,692,481,171

Limited Partnerships 1.1%

Financials 1.1%
Capital Markets 1.1%
Oaktree Capital Group LLC	435,000	18,017,700
Total Financials		18,017,700
Total Limited Partnerships (Cost $18,402,818)		18,017,700

2	Columbia Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2018 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	5,298,346	5,297,816
Total Money Market Funds (Cost $5,297,816)		5,297,816
Total Investments in Securities (Cost: $1,539,457,590)		1,715,796,687
Other Assets & Liabilities, Net		12,920,390
Net Assets		1,728,717,077
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	19,029,731	162,133,874	(175,865,259)	5,298,346	—	—	88,105	5,297,816
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Mid Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	77,815,909	—	—	—	77,815,909
Consumer Discretionary	314,628,539	—	—	—	314,628,539
Energy	36,953,324	—	—	—	36,953,324
Financials	102,458,908	—	—	—	102,458,908
Health Care	308,431,779	—	—	—	308,431,779
Industrials	298,126,778	—	—	—	298,126,778
Information Technology	464,535,870	—	—	—	464,535,870
Materials	46,730,198	—	—	—	46,730,198
Real Estate	42,799,866	—	—	—	42,799,866
Total Common Stocks	1,692,481,171	—	—	—	1,692,481,171
Limited Partnerships
Financials	18,017,700	—	—	—	18,017,700
Money Market Funds	—	—	—	5,297,816	5,297,816
Total Investments in Securities	1,710,498,871	—	—	5,297,816	1,715,796,687
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Mid Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.5%
Diversified Telecommunication Services 0.5%
Vonage Holdings Corp.(a)	53,400	565,506
Entertainment 0.4%
Glu Mobile, Inc.(a)	51,500	381,615
Marcus Corp. (The)	1,800	76,428
Total		458,043
Media 1.5%
Entravision Communications Corp., Class A	101,000	326,230
MSG Networks, Inc., Class A(a)	23,700	634,686
National CineMedia, Inc.	79,900	552,109
TechTarget, Inc.(a)	9,500	136,705
Total		1,649,730
Wireless Telecommunication Services 1.1%
Boingo Wireless, Inc.(a)	22,300	558,392
Shenandoah Telecommunications Co.	11,300	564,548
Total		1,122,940
Total Communication Services		3,796,219
Consumer Discretionary 11.6%
Auto Components 1.6%
Cooper-Standard Holding, Inc.(a)	3,800	277,856
Dana, Inc.	9,800	142,198
Modine Manufacturing Co.(a)	16,300	212,715
Superior Industries International, Inc.	10,800	79,488
Tenneco, Inc.	19,100	644,625
Tower International, Inc.	12,800	359,936
Total		1,716,818
Diversified Consumer Services 1.5%
Adtalem Global Education, Inc.(a)	14,300	825,682
American Public Education, Inc.(a)	1,300	41,132
Sotheby’s (a)	5,700	227,943
Weight Watchers International, Inc.(a)	10,900	545,218
Total		1,639,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.5%
BJ’s Restaurants, Inc.	10,300	559,496
Bloomin’ Brands, Inc.	14,800	289,340
Boyd Gaming Corp.	27,000	670,140
Brinker International, Inc.	14,700	750,876
Penn National Gaming, Inc.(a)	21,400	473,154
Total		2,743,006
Household Durables 0.5%
Zagg, Inc.(a)	50,800	510,540
Internet & Direct Marketing Retail 0.6%
Stamps.com, Inc.(a)	3,750	642,975
Leisure Products 0.5%
Sturm Ruger & Co., Inc.	10,900	584,349
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	32,400	677,484
Genesco, Inc.(a)	3,700	154,512
Hibbett Sports, Inc.(a)	26,200	405,838
Shoe Carnival, Inc.	14,200	538,606
Signet Jewelers Ltd.	12,300	648,210
Tailored Brands, Inc.	24,400	558,760
Tilly’s, Inc.	2,500	28,775
Total		3,012,185
Textiles, Apparel & Luxury Goods 1.6%
Deckers Outdoor Corp.(a)	5,400	719,496
Fossil Group, Inc.(a)	22,300	431,059
Movado Group, Inc.	14,500	545,780
Vera Bradley, Inc.(a)	6,800	74,936
Total		1,771,271
Total Consumer Discretionary		12,621,119
Consumer Staples 3.0%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	1,675	459,854
Columbia Disciplined Small Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	5,400	157,086
SpartanNash Co.	24,300	455,625
Weis Markets, Inc.	3,400	155,720
Total		768,431
Food Products 1.1%
Cal-Maine Foods, Inc.	10,400	485,888
Dean Foods Co.	26,700	134,568
John B. Sanfilippo & Son, Inc.	8,500	528,870
Total		1,149,326
Personal Products 0.8%
Edgewell Personal Care Co.(a)	2,900	121,220
Medifast, Inc.	575	85,388
Usana Health Sciences, Inc.(a)	5,880	719,594
Total		926,202
Total Consumer Staples		3,303,813
Energy 3.9%
Energy Equipment & Services 1.0%
Diamond Offshore Drilling, Inc.(a)	3,800	47,880
Mammoth Energy Services, Inc.	21,000	528,360
Matrix Service Co.(a)	23,500	480,340
Profire Energy, Inc.(a)	51,100	100,156
Total		1,156,736
Oil, Gas & Consumable Fuels 2.9%
Arch Coal, Inc.	850	69,080
California Resources Corp.(a)	5,000	119,700
CVR Energy, Inc.	13,600	513,264
Denbury Resources, Inc.(a)	189,200	427,592
Par Pacific Holdings, Inc.(a)	16,300	275,796
Peabody Energy Corp.	7,400	230,436
Renewable Energy Group, Inc.(a)	22,800	614,460
REX American Resources Corp.(a)	2,200	153,098
Southwestern Energy Co.(a)	44,400	214,008
W&T Offshore, Inc.(a)	75,300	437,493
World Fuel Services Corp.	3,400	87,686
Total		3,142,613
Total Energy		4,299,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.5%
Banks 8.1%
BancFirst Corp.	4,000	223,280
Bancorp, Inc. (The)(a)	63,100	627,845
Banner Corp.	10,700	642,000
Cadence BanCorp	28,400	582,484
Cathay General Bancorp	18,700	739,959
Customers Bancorp, Inc.(a)	15,450	301,429
Eagle Bancorp, Inc.(a)	6,900	397,716
Enterprise Financial Services Corp.	12,800	572,032
First BanCorp	77,700	703,185
First Merchants Corp.	6,500	273,260
Hancock Whitney Corp.	17,300	695,806
Hope Bancorp, Inc.	41,100	624,720
International Bancshares Corp.	13,600	522,104
Metropolitan Bank Holding Corp.(a)	1,700	61,166
OFG Bancorp	37,000	672,660
Preferred Bank	10,600	542,932
S&T Bancorp, Inc.	16,300	689,001
Total		8,871,579
Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	21,500	585,445
Cohen & Steers, Inc.	8,700	325,032
Oppenheimer Holdings, Inc., Class A	2,700	76,977
Waddell & Reed Financial, Inc., Class A	32,500	661,700
Total		1,649,154
Consumer Finance 1.4%
Curo Group Holdings Corp.(a)	23,100	307,923
Enova International, Inc.(a)	24,700	546,858
Nelnet, Inc., Class A	11,450	623,453
Total		1,478,234
Insurance 2.2%
American Equity Investment Life Holding Co.	23,200	791,816
Employers Holdings, Inc.	10,600	476,470
Genworth Financial, Inc., Class A(a)	107,100	499,086
Universal Insurance Holdings, Inc.	15,600	684,684
Total		2,452,056

2	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.3%
AG Mortgage Investment Trust, Inc.	5,600	101,696
Arbor Realty Trust, Inc.	12,700	150,495
Ladder Capital Corp., Class A	38,700	683,055
Western Asset Mortgage Capital Corp.	44,000	443,960
Total		1,379,206
Thrifts & Mortgage Finance 3.0%
Essent Group Ltd.(a)	20,400	786,624
Federal Agricultural Mortgage Corp.	8,650	571,419
Merchants Bancorp	6,800	162,452
MGIC Investment Corp.(a)	70,800	829,068
Radian Group, Inc.	43,000	791,200
Washington Federal, Inc.	6,000	172,860
Total		3,313,623
Total Financials		19,143,852
Health Care 16.1%
Biotechnology 5.6%
ACADIA Pharmaceuticals, Inc.(a)	9,780	186,407
Adaptimmune Therapeutics PLC, ADR(a)	17,100	105,336
Alder Biopharmaceuticals, Inc.(a)	29,411	393,519
Atara Biotherapeutics, Inc.(a)	13,000	519,350
bluebird bio, Inc.(a)	2,415	296,779
Clovis Oncology, Inc.(a)	7,025	120,900
Dynavax Technologies Corp.(a)	19,565	221,085
Enanta Pharmaceuticals, Inc.(a)	1,450	114,753
Immunomedics, Inc.(a)	26,750	537,407
Insmed, Inc.(a)	13,150	235,516
Intercept Pharmaceuticals, Inc.(a)	2,860	317,203
Keryx Biopharmaceuticals, Inc.(a)	56,755	170,833
Loxo Oncology, Inc.(a)	3,415	479,534
Mirati Therapeutics, Inc.(a)	4,900	189,091
Nightstar Therapeutics PLC, ADR(a)	14,022	210,470
Puma Biotechnology, Inc.(a)	10,045	233,446
Sage Therapeutics, Inc.(a)	2,980	343,564
Sarepta Therapeutics, Inc.(a)	3,020	390,999
Spark Therapeutics, Inc.(a)	6,175	260,153
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a)	8,845	410,231
uniQure NV(a)	12,420	363,658
Total		6,100,234
Health Care Equipment & Supplies 2.5%
Accuray, Inc.(a)	16,900	69,290
Haemonetics Corp.(a)	6,200	665,136
Integer Holdings Corp.(a)	8,100	717,498
LeMaitre Vascular, Inc.	11,700	326,313
SurModics, Inc.(a)	10,100	611,959
Varex Imaging Corp.(a)	14,100	371,535
Total		2,761,731
Health Care Providers & Services 3.2%
Magellan Health, Inc.(a)	9,550	520,666
Providence Service Corp. (The)(a)	9,200	651,452
RadNet, Inc.(a)	21,300	274,557
Tenet Healthcare Corp.(a)	26,200	683,034
Tivity Health, Inc.(a)	18,400	753,664
Triple-S Management Corp., Class B(a)	32,250	615,330
Total		3,498,703
Life Sciences Tools & Services 1.4%
Luminex Corp.	10,500	308,385
Medpace Holdings, Inc.(a)	11,800	730,538
Syneos Health, Inc.(a)	8,800	455,136
Total		1,494,059
Pharmaceuticals 3.4%
Aerie Pharmaceuticals, Inc.(a)	9,160	365,393
ANI Pharmaceuticals, Inc.(a)	10,500	583,695
Endo International PLC(a)	48,900	588,267
GW Pharmaceuticals PLC, ADR(a)	1,770	217,745
Horizon Pharma PLC(a)	17,960	358,841
Mallinckrodt PLC(a)	9,700	230,763
Medicines Co. (The)(a)	8,430	186,556
Odonate Therapeutics, Inc.(a)	11,400	179,664
Phibro Animal Health Corp., Class A	8,450	286,455
Prestige Consumer Healthcare, Inc.(a)	8,200	318,324
Supernus Pharmaceuticals, Inc.(a)	7,655	363,000
Total		3,678,703
Total Health Care		17,533,430

Columbia Disciplined Small Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.4%
Aerospace & Defense 0.5%
National Presto Industries, Inc.	4,400	565,312
Air Freight & Logistics 0.1%
Forward Air Corp.	1,800	117,504
Building Products 2.3%
Advanced Drainage Systems, Inc.	21,900	597,213
Continental Building Product(a)	21,000	600,180
Insteel Industries, Inc.	19,000	523,260
Masonite International Corp.(a)	4,500	241,515
NCI Building Systems, Inc.(a)	46,500	527,775
Total		2,489,943
Commercial Services & Supplies 2.0%
ACCO Brands Corp.	34,300	278,516
Brady Corp., Class A	13,300	579,348
Deluxe Corp.	5,700	286,995
HNI Corp.	5,100	196,605
Quad/Graphics, Inc.	31,000	507,780
SP Plus Corp.(a)	11,500	348,565
Total		2,197,809
Construction & Engineering 0.4%
Comfort Systems U.S.A., Inc.	2,600	136,916
EMCOR Group, Inc.	3,800	276,868
Total		413,784
Electrical Equipment 1.3%
Atkore International Group, Inc.(a)	30,900	630,978
Generac Holdings, Inc.(a)	14,100	802,572
Total		1,433,550
Machinery 4.3%
Federal Signal Corp.	25,000	586,500
Global Brass & Copper Holdings, Inc.	14,100	456,417
Gorman-Rupp Co.	5,000	167,400
Hillenbrand, Inc.	16,400	726,684
Kadant, Inc.	5,750	523,710
Meritor, Inc.(a)	9,600	158,400
Milacron Holdings Corp.(a)	34,300	488,775
Rexnord Corp.(a)	26,400	747,384
SPX FLOW, Inc.(a)	10,600	397,818
Common Stocks (continued)
Issuer	Shares	Value ($)
Wabash National Corp.	21,500	334,110
Watts Water Technologies, Inc., Class A	1,200	88,512
Total		4,675,710
Professional Services 1.2%
Heidrick & Struggles International, Inc.	11,200	410,592
Kforce, Inc.	18,200	576,758
Korn/Ferry International	7,900	386,863
Total		1,374,213
Road & Rail 1.1%
ArcBest Corp.	16,200	652,212
Saia, Inc.(a)	7,300	440,263
USA Truck, Inc.(a)	3,800	77,938
Total		1,170,413
Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	10,830	706,441
Kaman Corp.	10,700	607,439
Total		1,313,880
Total Industrials		15,752,118
Information Technology 14.2%
Communications Equipment 2.0%
CalAmp Corp.(a)	30,400	538,080
Comtech Telecommunications Corp.	3,200	81,728
InterDigital, Inc.	9,200	692,392
NETGEAR, Inc.(a)	2,000	110,800
Netscout Systems, Inc.(a)	27,200	728,416
Total		2,151,416
Electronic Equipment, Instruments & Components 2.8%
AVX Corp.	16,400	270,436
Fabrinet (a)	14,000	738,220
Insight Enterprises, Inc.(a)	6,300	280,854
Methode Electronics, Inc.	1,500	45,450
Novanta, Inc.(a)	2,900	188,297
PC Connection, Inc.	6,000	188,040
Tech Data Corp.(a)	10,300	926,485
Vishay Intertechnology, Inc.	19,700	410,745
Total		3,048,527

4	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.4%
CACI International, Inc., Class A(a)	1,800	296,838
Cardtronics PLC, Class A(a)	4,900	158,956
Cass Information Systems, Inc.	800	52,808
Endurance International Group Holdings Inc(a)	25,000	207,500
EVERTEC, Inc.	25,300	691,449
MAXIMUS, Inc.	12,200	867,664
TTEC Holdings, Inc.	9,300	272,025
Total		2,547,240
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.(a)	84,600	579,510
Cirrus Logic, Inc.(a)	19,300	722,592
Diodes, Inc.(a)	20,000	696,600
Synaptics, Inc.(a)	17,000	653,820
Total		2,652,522
Software 4.1%
CommVault Systems, Inc.(a)	11,400	671,916
j2 Global, Inc.	10,325	762,088
MicroStrategy, Inc., Class A(a)	5,150	667,646
Paylocity Holding Corp.(a)	9,200	617,136
Progress Software Corp.	18,700	657,492
Qualys, Inc.(a)	4,000	315,040
SPS Commerce, Inc.(a)	1,900	161,937
Tenable Holdings, Inc.(a)	16,400	467,072
TiVo Corp.	14,700	145,530
Total		4,465,857
Technology Hardware, Storage & Peripherals 0.5%
Immersion Corp.(a)	60,000	569,400
Total Information Technology		15,434,962
Materials 3.9%
Chemicals 0.5%
Kronos Worldwide, Inc.	4,200	51,954
Trinseo SA	10,650	538,145
Total		590,099
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.8%
Materion Corp.	11,950	631,916
Schnitzer Steel Industries, Inc., Class A	23,700	663,837
Warrior Met Coal, Inc.	25,500	604,350
Total		1,900,103
Paper & Forest Products 1.6%
Boise Cascade Co.	16,900	449,202
Louisiana-Pacific Corp.	32,000	731,520
Verso Corp., Class A(a)	23,500	592,670
Total		1,773,392
Total Materials		4,263,594
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITS) 5.9%
Chatham Lodging Trust	5,900	117,941
CoreCivic, Inc.	12,000	263,400
CorEnergy Infrastructure Trust, Inc.	17,606	638,217
DiamondRock Hospitality Co.	46,700	492,218
EastGroup Properties, Inc.	5,000	500,100
GEO Group, Inc. (The)	31,000	720,440
Investors Real Estate Trust	47,000	250,510
National Health Investors, Inc.	3,400	265,132
Piedmont Office Realty Trust, Inc.	12,600	233,478
PS Business Parks, Inc.	4,280	603,566
Ryman Hospitality Properties, Inc.	1,800	133,398
Sunstone Hotel Investors, Inc.	49,400	753,844
Tanger Factory Outlet Centers, Inc.	8,100	191,565
Washington Prime Group, Inc.	92,600	578,750
Xenia Hotels & Resorts, Inc.	33,900	688,848
Total		6,431,407
Real Estate Management & Development 1.4%
Altisource Portfolio Solutions SA(a)	2,100	49,854
HFF, Inc., Class A	16,700	674,680
Marcus & Millichap, Inc.(a)	6,800	248,132
RE/MAX Holdings, Inc., Class A	8,300	273,651
RMR Group, Inc. (The), Class A	4,300	277,952
Total		1,524,269
Total Real Estate		7,955,676

Columbia Disciplined Small Core Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Electric Utilities 1.9%
El Paso Electric Co.	9,600	531,360
IDACORP, Inc.	6,600	648,384
Portland General Electric Co.	17,350	835,403
Total		2,015,147
Gas Utilities 0.5%
Chesapeake Utilities Corp.	6,625	570,015
Independent Power and Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	13,400	751,606
Water Utilities 0.1%
SJW Corp.	2,600	145,704
Total Utilities		3,482,472
Total Common Stocks (Cost $104,419,078)		107,586,604

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	1,840,403	1,840,219
Total Money Market Funds (Cost $1,840,219)		1,840,219
Total Investments in Securities (Cost: $106,259,297)		109,426,823
Other Assets & Liabilities, Net		(305,628)
Net Assets		109,121,195

At November 30, 2018, securities and/or cash totaling $95,850 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	25	12/2018	USD	1,918,250	—	(22,121)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	2,838,511	8,686,878	(9,684,986)	1,840,403	—	—	12,409	1,840,219
Abbreviation Legend
ADR	American Depositary Receipt
6	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Disciplined Small Core Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,796,219	—	—	—	3,796,219
Consumer Discretionary	12,621,119	—	—	—	12,621,119
Consumer Staples	3,303,813	—	—	—	3,303,813
Energy	4,299,349	—	—	—	4,299,349
Financials	19,143,852	—	—	—	19,143,852
Health Care	17,533,430	—	—	—	17,533,430
Industrials	15,752,118	—	—	—	15,752,118
Information Technology	15,434,962	—	—	—	15,434,962
Materials	4,263,594	—	—	—	4,263,594
Real Estate	7,955,676	—	—	—	7,955,676
Utilities	3,482,472	—	—	—	3,482,472
Total Common Stocks	107,586,604	—	—	—	107,586,604
Money Market Funds	—	—	—	1,840,219	1,840,219
Total Investments in Securities	107,586,604	—	—	1,840,219	109,426,823
Investments in Derivatives
Liability
Futures Contracts	(22,121)	—	—	—	(22,121)
Total	107,564,483	—	—	1,840,219	109,404,702
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Disciplined Small Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Small Cap Growth Fund I, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 3.3%
Entertainment 2.2%
World Wrestling Entertainment, Inc., Class A	155,800	11,522,968
Interactive Media & Services 1.1%
Match Group, Inc.(a)	137,035	5,518,399
Total Communication Services		17,041,367
Consumer Discretionary 17.0%
Auto Components 0.7%
Visteon Corp.(a)	47,400	3,499,068
Diversified Consumer Services 1.0%
Chegg, Inc.(a)	190,500	5,324,475
Hotels, Restaurants & Leisure 12.1%
Dave & Buster’s Entertainment, Inc.	133,700	7,602,182
Hilton Grand Vacations, Inc.(a)	400,100	12,827,206
Papa John’s International, Inc.	57,100	2,740,229
Penn National Gaming, Inc.(a)	255,600	5,651,316
Planet Fitness, Inc., Class A(a)	228,400	12,612,248
Red Rock Resorts, Inc., Class A	133,200	3,484,512
Six Flags Entertainment Corp.	216,638	13,292,908
Wingstop, Inc.	55,500	3,641,910
Total		61,852,511
Internet & Direct Marketing Retail 1.6%
Etsy, Inc.(a)	156,000	8,430,240
Multiline Retail 0.7%
Ollie’s Bargain Outlet Holdings, Inc.(a)	42,900	3,805,230
Specialty Retail 0.9%
Five Below, Inc.(a)	42,400	4,443,096
Total Consumer Discretionary		87,354,620
Consumer Staples 2.1%
Beverages 1.6%
Fever-Tree Drinks PLC	47,700	1,460,547
MGP Ingredients, Inc.	99,400	6,758,206
Total		8,218,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Calavo Growers, Inc.	24,900	2,447,172
Total Consumer Staples		10,665,925
Energy 2.8%
Energy Equipment & Services 1.4%
Frank’s International NV(a)	405,200	2,978,220
Nabors Industries Ltd.	379,500	1,225,785
Oil States International, Inc.(a)	135,800	3,044,636
Total		7,248,641
Oil, Gas & Consumable Fuels 1.4%
Delek U.S. Holdings, Inc.	118,400	4,711,136
Matador Resources Co.(a)	114,100	2,601,480
Total		7,312,616
Total Energy		14,561,257
Financials 5.9%
Capital Markets 1.5%
MarketAxess Holdings, Inc.	33,800	7,359,274
Insurance 0.5%
Goosehead Insurance, Inc., Class A(a)	104,800	2,664,016
Thrifts & Mortgage Finance 3.9%
LendingTree, Inc.(a)	65,000	16,922,100
WSFS Financial Corp.	72,700	3,058,489
Total		19,980,589
Total Financials		30,003,879
Health Care 30.3%
Biotechnology 5.5%
Adamas Pharmaceuticals, Inc.(a)	142,700	1,461,248
Array BioPharma, Inc.(a)	170,400	2,714,472
bluebird bio, Inc.(a)	10,922	1,342,205
CareDx, Inc.(a)	97,800	2,862,606
Genomic Health, Inc.(a)	17,100	1,351,755
Immunomedics, Inc.(a)	153,600	3,085,824
Ligand Pharmaceuticals, Inc.(a)	51,300	8,093,601
Mirati Therapeutics, Inc.(a)	24,200	933,878
Sage Therapeutics, Inc.(a)	22,400	2,582,496
Columbia Small Cap Growth Fund I | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	20,000	2,589,400
uniQure NV(a)	49,400	1,446,432
Total		28,463,917
Health Care Equipment & Supplies 9.4%
Cantel Medical Corp.	159,900	13,732,212
Inogen, Inc.(a)	53,100	7,824,816
Insulet Corp.(a)	28,800	2,417,184
iRhythm Technologies, Inc.(a)	36,400	2,696,512
Quidel Corp.(a)	121,100	7,365,302
Quotient Ltd.(a)	515,900	4,070,451
West Pharmaceutical Services, Inc.	92,200	10,101,432
Total		48,207,909
Health Care Providers & Services 4.4%
Addus HomeCare Corp.(a)	50,100	3,718,422
Amedisys, Inc.(a)	51,300	6,989,625
Chemed Corp.	31,783	10,068,219
Guardant Health, Inc.(a)	56,814	2,029,964
Total		22,806,230
Health Care Technology 4.7%
Medidata Solutions, Inc.(a)	116,600	9,002,686
Teladoc Health, Inc.(a)	238,165	14,873,404
Total		23,876,090
Life Sciences Tools & Services 6.3%
Bio-Techne Corp.	100,600	16,238,852
Charles River Laboratories International, Inc.(a)	64,300	8,670,855
Codexis, Inc.(a)	167,800	3,678,176
NanoString Technologies, Inc.(a)	178,800	3,087,876
Quanterix Corp.(a)	24,731	463,459
Total		32,139,218
Total Health Care		155,493,364
Industrials 15.4%
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc.(a)	102,900	3,623,109
Airlines 0.9%
Copa Holdings SA, Class A	52,800	4,489,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.6%
Simpson Manufacturing Co., Inc.	183,100	10,711,350
Trex Co., Inc.(a)	41,800	2,663,914
Total		13,375,264
Commercial Services & Supplies 3.0%
Healthcare Services Group, Inc.	322,400	15,217,280
Machinery 3.4%
ITT, Inc.	113,894	6,315,422
John Bean Technologies Corp.	91,300	7,535,902
Proto Labs, Inc.(a)	29,500	3,796,355
Total		17,647,679
Professional Services 1.4%
Exponent, Inc.	139,000	6,994,480
Road & Rail 2.3%
Knight-Swift Transportation Holdings, Inc.	238,500	8,266,410
Saia, Inc.(a)	58,700	3,540,197
Total		11,806,607
Trading Companies & Distributors 1.1%
Beacon Roofing Supply, Inc.(a)	170,919	5,958,237
Total Industrials		79,112,240
Information Technology 18.5%
Electronic Equipment, Instruments & Components 0.6%
Littelfuse, Inc.	16,600	3,176,410
IT Services 3.4%
EPAM Systems, Inc.(a)	58,429	7,610,377
MongoDB, Inc.(a)	64,300	5,330,470
Okta, Inc.(a)	67,200	4,277,280
Total		17,218,127
Semiconductors & Semiconductor Equipment 0.8%
Silicon Laboratories, Inc.(a)	46,000	4,065,020
Software 13.7%
Alteryx, Inc., Class A(a)	70,900	4,266,762
Blackline, Inc.(a)	93,400	4,004,058
Bottomline Technologies de, Inc.(a)	46,900	2,582,783
Coupa Software, Inc.(a)	35,100	2,261,493
Five9, Inc.(a)	104,300	4,472,384
HubSpot, Inc.(a)	39,970	5,557,029

2	Columbia Small Cap Growth Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mimecast Ltd.(a)	166,100	6,183,903
New Relic, Inc.(a)	90,694	7,907,610
Paycom Software, Inc.(a)	60,613	8,047,588
RingCentral, Inc., Class A(a)	68,200	5,653,780
SendGrid, Inc.(a)	216,800	9,888,248
Trade Desk, Inc. (The), Class A(a)	60,100	8,561,245
Yext, Inc.(a)	58,700	852,324
Total		70,239,207
Total Information Technology		94,698,764
Materials 0.4%
Chemicals 0.4%
Balchem Corp.	22,700	1,968,090
Total Materials		1,968,090
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Coresite Realty Corp.	70,700	6,890,422
STORE Capital Corp.	203,104	6,084,996
Total		12,975,418
Total Real Estate		12,975,418
Total Common Stocks (Cost $449,320,245)		503,874,924

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	9,867,578	9,866,591
Total Money Market Funds (Cost $9,866,591)		9,866,591
Total Investments in Securities (Cost: $459,186,836)		513,741,515
Other Assets & Liabilities, Net		(674,083)
Net Assets		513,067,432

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	3,659,207	90,329,790	(84,121,419)	9,867,578	—	—	80,753	9,866,591
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Small Cap Growth Fund I | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	17,041,367	—	—	—	17,041,367
Consumer Discretionary	87,354,620	—	—	—	87,354,620
Consumer Staples	9,205,378	1,460,547	—	—	10,665,925
Energy	14,561,257	—	—	—	14,561,257
Financials	30,003,879	—	—	—	30,003,879
Health Care	155,493,364	—	—	—	155,493,364
Industrials	79,112,240	—	—	—	79,112,240
Information Technology	94,698,764	—	—	—	94,698,764
4	Columbia Small Cap Growth Fund I | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	1,968,090	—	—	—	1,968,090
Real Estate	12,975,418	—	—	—	12,975,418
Total Common Stocks	502,414,377	1,460,547	—	—	503,874,924
Money Market Funds	—	—	—	9,866,591	9,866,591
Total Investments in Securities	502,414,377	1,460,547	—	9,866,591	513,741,515
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Growth Fund I | Quarterly Report 2018	5

Portfolio of Investments
Columbia Global Dividend Opportunity Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Australia 5.2%
Alumina Ltd.	1,359,649	2,227,753
Amcor Ltd.	645,332	6,347,516
DuluxGroup Ltd.	741,366	3,723,494
Goodman Group	426,015	3,201,369
Sydney Airport	946,866	4,718,311
Transurban Group	835,178	6,968,395
Total		27,186,838
Austria 1.2%
Erste Group Bank AG	165,191	6,538,442
Brazil 1.5%
Ambev SA	1,063,300	4,652,453
Kroton Educacional SA	1,087,100	2,951,784
Total		7,604,237
Canada 6.6%
Manulife Financial Corp.	640,877	10,597,274
Nutrien Ltd.	213,190	10,992,076
Suncor Energy, Inc.	179,115	5,775,250
TransCanada Corp.	177,774	7,285,436
Total		34,650,036
China 2.5%
ANTA Sports Products Ltd.	1,350,000	6,186,269
Ping An Insurance Group Co. of China Ltd., Class H	690,500	6,729,249
Total		12,915,518
Finland 1.2%
Sampo OYJ, Class A	135,930	6,077,179
France 1.2%
BNP Paribas SA	124,520	6,263,130
Germany 5.5%
1&1 Drillisch AG	44,490	2,246,407
Axel Springer SE	91,416	5,844,483
Deutsche Telekom AG, Registered Shares	904,434	15,903,080
Evonik Industries AG	168,122	4,540,515
Total		28,534,485
Hong Kong 1.8%
HKT Trust & HKT Ltd.	6,577,000	9,526,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.5%
PT Bank Rakyat Indonesia Persero Tbk	22,891,000	5,809,276
PT Telekomunikasi Indonesia Persero Tbk	28,626,600	7,407,865
Total		13,217,141
Isle of Man 0.5%
GVC Holdings PLC	284,699	2,685,191
Japan 7.3%
Bridgestone Corp.	225,500	9,168,729
Daiwa Securities Group, Inc.	1,367,200	7,566,797
Japan Hotel REIT Investment Corp.	5,065	3,528,651
Nintendo Co., Ltd.	23,500	7,147,354
Tokyo Electron Ltd.	75,900	10,714,729
Total		38,126,260
Netherlands 2.1%
Unilever NV-CVA	195,126	10,828,385
South Africa 0.4%
SPAR Group Ltd. (The)	156,564	2,211,638
South Korea 1.2%
Samsung Electronics Co., Ltd.	166,525	6,239,886
Spain 2.1%
Ferrovial SA	531,713	10,963,982
Sweden 1.0%
Atlas Copco AB, Class B	236,645	5,370,928
Switzerland 4.0%
Novartis AG, ADR	128,478	11,759,591
UBS AG	677,930	9,189,535
Total		20,949,126
Taiwan 3.4%
Eclat Textile Co., Ltd.	679,000	8,557,047
Taiwan Semiconductor Manufacturing Co., Ltd.	1,279,000	9,445,797
Total		18,002,844
Columbia Global Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 1.2%
Siam Commercial Bank PCL (The), Foreign Registered Shares	890,000	3,767,630
Thai Beverage PCL	5,148,100	2,364,940
Total		6,132,570
United Kingdom 13.5%
Anglo American PLC	179,689	3,619,786
BAE Systems PLC	669,698	4,209,963
British American Tobacco PLC	274,825	9,622,126
BT Group PLC	1,904,602	6,373,587
GlaxoSmithKline PLC	417,109	8,646,647
Legal & General Group PLC	1,229,337	3,849,917
Prudential PLC	320,398	6,316,284
RELX PLC	460,312	9,583,385
Rio Tinto PLC	133,935	6,121,119
Royal Dutch Shell PLC, Class A	398,637	12,077,937
Total		70,420,751
United States 30.7%
3M Co.	32,407	6,738,063
Altria Group, Inc.	151,357	8,298,904
BB&T Corp.	154,789	7,909,718
Cisco Systems, Inc.	255,766	12,243,518
CME Group, Inc.	33,509	6,369,391
Coca-Cola Co. (The)	190,127	9,582,401
Emerson Electric Co.	116,030	7,834,346
General Motors Co.	219,551	8,331,960
Lockheed Martin Corp.	24,907	7,482,810
Maxim Integrated Products, Inc.	91,315	5,106,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	107,354	8,517,466
Occidental Petroleum Corp.	54,969	3,862,672
PacWest Bancorp	159,706	6,426,569
Paychex, Inc.	142,886	10,110,613
Pfizer, Inc.	332,266	15,360,657
Philip Morris International, Inc.	56,852	4,919,404
Schlumberger Ltd.	98,776	4,454,798
Six Flags Entertainment Corp.	58,219	3,572,318
Valero Energy Corp.	36,725	2,934,328
Watsco, Inc.	31,582	4,854,153
Wells Fargo & Co.	293,957	15,955,986
Total		160,866,410
Total Common Stocks (Cost $489,509,001)		505,311,709

Limited Partnerships 1.9%

United States 1.9%
Enterprise Products Partners LP	366,865	9,630,206
Total Limited Partnerships (Cost $8,209,575)		9,630,206

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(a),(b)	6,442,855	6,442,211
Total Money Market Funds (Cost $6,442,211)		6,442,211
Total Investments in Securities (Cost $504,160,787)		521,384,126
Other Assets & Liabilities, Net		1,800,479
Net Assets		$523,184,605

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	10,000,767	38,871,697	(42,429,609)	6,442,855	—	—	34,492	6,442,211
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Global Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	27,186,838	—	—	27,186,838
Austria	—	6,538,442	—	—	6,538,442
Brazil	7,604,237	—	—	—	7,604,237
Canada	34,650,036	—	—	—	34,650,036
China	—	12,915,518	—	—	12,915,518
Finland	—	6,077,179	—	—	6,077,179
France	—	6,263,130	—	—	6,263,130
Germany	—	28,534,485	—	—	28,534,485
Hong Kong	—	9,526,732	—	—	9,526,732
Indonesia	—	13,217,141	—	—	13,217,141
Isle of Man	—	2,685,191	—	—	2,685,191
Japan	—	38,126,260	—	—	38,126,260
Netherlands	—	10,828,385	—	—	10,828,385
South Africa	—	2,211,638	—	—	2,211,638
South Korea	—	6,239,886	—	—	6,239,886
Spain	—	10,963,982	—	—	10,963,982
Sweden	—	5,370,928	—	—	5,370,928
Switzerland	11,759,591	9,189,535	—	—	20,949,126
Taiwan	—	18,002,844	—	—	18,002,844
Thailand	—	6,132,570	—	—	6,132,570
United Kingdom	—	70,420,751	—	—	70,420,751
United States	160,866,410	—	—	—	160,866,410
Total Common Stocks	214,880,274	290,431,435	—	—	505,311,709
Limited Partnerships
United States	9,630,206	—	—	—	9,630,206
Total Limited Partnerships	9,630,206	—	—	—	9,630,206
Money Market Funds	—	—	—	6,442,211	6,442,211
Total Investments in Securities	224,510,480	290,431,435	—	6,442,211	521,384,126
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Investments in securities	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2018 ($)
Common Stocks	6,269,975	-	-	-	-	-	-	(6,269,975)	-
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2018 was $0.
4	Columbia Global Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Brazil 0.2%
Arco Platform Ltd., Class A(a)	63,195	1,494,562
Stone Co., Ltd., Class A(a)	65,527	1,544,471
Total		3,039,033
China 3.1%
Alibaba Group Holding Ltd., ADR(a)	97,648	15,707,657
Baidu, Inc., ADR(a)	28,346	5,336,985
NetEase, Inc., ADR	13,858	3,146,736
Tencent Holdings Ltd.	374,620	14,976,800
Weibo Corp., ADR(a)	37,266	2,373,099
Total		41,541,277
Denmark 0.2%
Netcompany Group AS(a)	84,480	2,785,907
Finland 0.2%
Nokia OYJ, ADR	609,493	3,333,927
France 0.4%
Capgemini SE	35,095	4,097,744
Talend SA ADR(a)	38,829	1,348,919
Total		5,446,663
Germany 1.0%
SAP SE, ADR	126,684	13,134,597
Guernsey 0.4%
Amdocs Ltd.	88,919	5,771,732
Japan 1.7%
Keyence Corp.	12,900	7,027,215
Kyocera Corp.	29,900	1,619,483
Murata Manufacturing Co., Ltd.	33,700	5,164,520
Nintendo Co., Ltd.	25,200	7,664,397
TDK Corp.	28,400	2,253,673
Total		23,729,288
Netherlands 2.0%
ASML Holding NV	86,068	14,747,752
NXP Semiconductors NV	85,690	7,143,975
STMicroelectronics NV, Registered Shares	398,844	5,922,834
Total		27,814,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.3%
Yandex NV, Class A(a)	127,817	3,770,602
South Korea 1.4%
Samsung Electronics Co., Ltd.	505,091	18,926,347
Spain 0.3%
Amadeus IT Group SA, Class A	47,479	3,407,576
Sweden 0.3%
Telefonaktiebolaget LM Ericsson, ADR	489,608	4,107,811
Switzerland 0.5%
Logitech International SA	38,408	1,295,829
TE Connectivity Ltd.	68,310	5,255,088
Total		6,550,917
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	581,313	21,851,556
United Kingdom 0.2%
Avast PLC(a)	954,906	3,338,733
United States 83.7%
Accenture PLC, Class A	80,715	13,279,232
ACM Research, Inc., Class A(a)	213,712	2,382,889
Activision Blizzard, Inc.	211,421	10,545,679
Adobe, Inc.(a)	80,265	20,137,686
Advanced Micro Devices, Inc.(a)	169,883	3,618,508
Alphabet, Inc., Class A(a)	76,386	84,761,725
Amazon.com, Inc.(a)	39,814	67,292,428
Amphenol Corp., Class A	124,021	10,906,407
Analog Devices, Inc.	72,385	6,653,629
ANSYS, Inc.(a)	59,599	9,656,230
Apple, Inc.	442,717	79,060,402
Applied Materials, Inc.	55,723	2,077,353
Arista Networks, Inc.(a)	16,002	3,816,157
Autodesk, Inc.(a)	55,169	7,971,921
Automatic Data Processing, Inc.	117,968	17,390,843
Booking Holdings, Inc.(a)	3,685	6,971,578
Broadcom, Inc.	120,386	28,580,840
Cadence Design Systems, Inc.(a)	182,721	8,229,754
CDW Corp.	63,857	5,918,267
Cisco Systems, Inc.	821,267	39,314,051

Columbia Global Technology Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Citrix Systems, Inc.	58,630	6,388,911
Cognizant Technology Solutions Corp., Class A	74,821	5,329,500
Comcast Corp., Class A	94,999	3,705,911
Corning, Inc.	305,936	9,857,258
DocuSign, Inc.(a)	64,295	2,684,959
DXC Technology Co.	104,312	6,575,828
Electronic Arts, Inc.(a)	71,802	6,036,394
Equinix, Inc.	14,152	5,452,483
Expedia Group, Inc.	28,977	3,500,132
Facebook, Inc., Class A(a)	74,758	10,511,722
Fidelity National Information Services, Inc.	103,329	11,154,366
First Data Corp., Class A(a)	233,028	4,446,174
Fiserv, Inc.(a)	95,377	7,547,182
FleetCor Technologies, Inc.(a)	26,116	5,050,834
FLIR Systems, Inc.	35,420	1,624,361
Gartner, Inc.(a)	23,009	3,524,749
Guidewire Software, Inc.(a)	76,964	7,154,573
Harris Corp.	32,762	4,683,328
HP, Inc.	404,645	9,306,835
Intel Corp.	547,655	27,004,868
International Business Machines Corp.	97,367	12,099,797
Intuit, Inc.	70,748	15,177,568
IPG Photonics Corp.(a)	12,506	1,777,728
Keysight Technologies, Inc.(a)	59,288	3,665,184
KLA-Tencor Corp.	43,913	4,328,065
Lam Research Corp.	91,893	14,423,525
Lattice Semiconductor Corp.(a)	288,980	1,693,423
Marvell Technology Group Ltd.	411,298	6,626,011
MasterCard, Inc., Class A	203,677	40,953,334
Maxim Integrated Products, Inc.	66,086	3,695,529
Microchip Technology, Inc.	170,408	12,780,600
Micron Technology, Inc.(a)	194,960	7,517,658
Microsoft Corp.	879,136	97,487,391
Motorola Solutions, Inc.	71,745	9,416,531
NetApp, Inc.	86,256	5,767,939
Netflix, Inc.(a)	42,853	12,261,529
New Relic, Inc.(a)	73,904	6,443,690
NVIDIA Corp.	117,515	19,205,476
Oracle Corp.	218,311	10,644,844
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	46,627	8,064,140
PayPal Holdings, Inc.(a)	159,479	13,684,893
Perspecta, Inc.	174,851	3,691,105
Pivotal Software, Inc., Class A(a)	168,335	3,014,880
PTC, Inc.(a)	63,647	5,504,829
QUALCOMM, Inc.	122,531	7,138,656
Red Hat, Inc.(a)	35,185	6,282,634
Salesforce.com, Inc.(a)	228,554	32,628,369
SBA Communications Corp.(a)	24,389	4,165,885
ServiceNow, Inc.(a)	54,718	10,137,604
Silicon Laboratories, Inc.(a)	37,848	3,344,628
Skyworks Solutions, Inc.	27,873	2,028,318
SolarWinds Corp.(a)	137,025	2,180,068
Splunk, Inc.(a)	54,513	6,090,737
Spotify Technology SA(a)	38,942	5,310,910
Square, Inc., Class A(a)	172,971	12,080,295
Synopsys, Inc.(a)	204,769	18,826,462
Take-Two Interactive Software, Inc.(a)	39,148	4,293,361
Teladoc Health, Inc.(a)	70,446	4,399,353
Teradyne, Inc.	88,405	3,155,174
Texas Instruments, Inc.	137,750	13,754,338
T-Mobile U.S.A., Inc.(a)	50,978	3,489,444
Total System Services, Inc.	67,133	5,865,410
Trimble Navigation Ltd.(a)	109,035	4,146,601
Twilio, Inc., Class A(a)	32,058	3,029,160
Universal Display Corp.	48,061	4,413,922
VeriSign, Inc.(a)	72,785	11,358,827
Visa, Inc., Class A	401,466	56,891,747
VMware, Inc., Class A(a)	56,597	9,470,942
Workday, Inc., Class A(a)	28,585	4,687,940
Worldpay, Inc., Class A(a)	71,654	6,148,630
Yext, Inc.(a)	142,261	2,065,630
Zendesk, Inc.(a)	61,158	3,634,620
Total		1,141,051,281
Total Common Stocks (Cost $989,305,456)		1,329,601,808

2	Columbia Global Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2018 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	33,204,909	33,201,589
Total Money Market Funds (Cost $33,201,589)		33,201,589
Total Investments in Securities (Cost $1,022,507,045)		1,362,803,397
Other Assets & Liabilities, Net		670,481
Net Assets		$1,363,473,878
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	40,804,024	93,675,924	(101,275,039)	33,204,909	—	—	235,122	33,201,589
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Global Technology Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	3,039,033	—	—	—	3,039,033
China	26,564,477	14,976,800	—	—	41,541,277
Denmark	—	2,785,907	—	—	2,785,907
Finland	3,333,927	—	—	—	3,333,927
France	1,348,919	4,097,744	—	—	5,446,663
Germany	13,134,597	—	—	—	13,134,597
Guernsey	5,771,732	—	—	—	5,771,732
Japan	—	23,729,288	—	—	23,729,288
Netherlands	27,814,561	—	—	—	27,814,561
Russian Federation	3,770,602	—	—	—	3,770,602
South Korea	—	18,926,347	—	—	18,926,347
Spain	—	3,407,576	—	—	3,407,576
Sweden	4,107,811	—	—	—	4,107,811
Switzerland	5,255,088	1,295,829	—	—	6,550,917
Taiwan	21,851,556	—	—	—	21,851,556
United Kingdom	—	3,338,733	—	—	3,338,733
United States	1,141,051,281	—	—	—	1,141,051,281
Total Common Stocks	1,257,043,584	72,558,224	—	—	1,329,601,808
Money Market Funds	—	—	—	33,201,589	33,201,589
Total Investments in Securities	1,257,043,584	72,558,224	—	33,201,589	1,362,803,397
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Technology Growth Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Balanced Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	5,600,000	5,594,328
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.536%	12,445,000	12,411,349
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	3.619%	5,925,000	5,819,085
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	17,895,000	17,646,528
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	3,985,457
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	19,935,512
Barings CLO Ltd.(a),(b),(c),(d)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% 10/15/2030	3.500%	22,000,000	22,000,000
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.609%	12,000,000	11,975,604
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.919%	16,100,000	15,882,924
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	1,270,088	1,266,905
Series 2016-2A Class A1
06/15/2028	1.880%	2,197,142	2,187,235
Series 2017-4A Class A1
11/15/2029	2.120%	7,832,786	7,733,448
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	2,573,145	2,572,755
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	14,139,489	14,118,932
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	9,600,000	9,592,240
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	7,225,000	7,225,345
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% 04/15/2031	3.406%	11,830,000	11,719,046
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.986%	6,025,000	5,904,849
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.456%	8,450,000	8,393,799
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	6,575,000	6,581,896
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	8,400,000	8,416,213
Exeter Automobile Receivables Trust(a)
Series 2016-3A Class A
11/16/2020	1.840%	77,142	77,114
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	8,849,000	8,740,536
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	5,120,000	5,072,893
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	3,823,158	3,817,109
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	320,458	318,628
Series 2014-AA Class A
11/25/2026	1.770%	593,991	583,557
Series 2018-AA Class A
02/25/2032	3.540%	3,858,399	3,850,040
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.977%	8,175,000	8,174,845
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.536%	13,830,000	13,791,165
Columbia Balanced Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	7,225,000	7,228,123
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,349,192	1,317,353
Series 2016-1A Class A
12/20/2033	2.250%	2,291,019	2,221,442
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	4,853,405	4,809,800
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	819,653	817,834
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	1,210,446	1,193,762
Octagon Investment Partners 39 Ltd.(a),(b),(c),(e)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% 10/20/2030	4.115%	22,575,000	22,563,713
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,882,454	1,848,586
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	2,352,047	2,307,217
Series 2018-2A Class A
06/20/2035	3.500%	4,863,397	4,848,589
Series 2018-3A Class A
09/20/2035	3.690%	3,658,815	3,674,329
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	1,134,849	1,136,574
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	3,042,911	2,998,385
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(c)
Series 2018-T1 Class AT1
10/17/2050	3.620%	8,975,000	8,975,000
Verizon Owner Trust(a)
Series 2017-2A Class A
12/20/2021	1.920%	2,925,000	2,890,377
Series 2018-1A Class A1A
09/20/2022	2.820%	3,350,000	3,327,649
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	6,089,318	6,090,087
Total Asset-Backed Securities — Non-Agency (Cost $325,047,764)			323,638,157

Commercial Mortgage-Backed Securities - Agency 1.5%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	16,900,000	16,697,942
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	792,741	786,923
CMO Series 2012-58 Class A
01/16/2040	2.500%	550,472	542,210
CMO Series 2013-105 Class A
02/16/2037	1.705%	2,654,094	2,553,485
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,620,071	1,566,033
CMO Series 2013-12 Class A
10/16/2042	1.410%	3,431,349	3,264,141
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,229,313	5,031,408
CMO Series 2013-138 Class A
08/16/2035	2.150%	2,535,293	2,489,659
CMO Series 2013-146 Class AH
08/16/2040	2.000%	1,388,536	1,343,123
CMO Series 2013-179 Class A
07/16/2037	1.800%	1,548,832	1,490,838
CMO Series 2013-30 Class A
05/16/2042	1.500%	1,847,895	1,739,328
CMO Series 2013-32 Class AB
01/16/2042	1.900%	2,068,771	1,966,935
CMO Series 2013-33 Class A
07/16/2038	1.061%	3,052,477	2,850,647
CMO Series 2013-40 Class A
10/16/2041	1.511%	973,086	931,309
CMO Series 2013-57 Class A
06/16/2037	1.350%	2,613,450	2,484,197
CMO Series 2013-73 Class AE
01/16/2039	1.350%	5,715,509	5,365,313
CMO Series 2013-78 Class AB
07/16/2039	1.624%	1,060,502	1,010,783
CMO Series 2014-103 Class AB
06/16/2053	1.742%	1,865,225	1,794,116
CMO Series 2014-109 Class A
01/16/2046	2.325%	3,282,685	3,195,848

2	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-135 Class AD
08/16/2045	2.400%	2,769,778	2,691,994
CMO Series 2014-138 Class A
01/16/2044	2.700%	1,055,833	1,040,286
CMO Series 2014-148 Class A
11/16/2043	2.650%	1,258,870	1,239,830
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,258,594	1,236,139
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,595,368	1,558,519
CMO Series 2014-33 Class A
08/16/2039	2.300%	596,418	584,121
CMO Series 2014-64 Class A
02/16/2045	2.200%	1,366,785	1,334,342
CMO Series 2014-67 Class AE
05/16/2039	2.150%	598,812	584,417
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,645,380	6,427,908
CMO Series 2015-21 Class A
11/16/2042	2.600%	3,081,180	3,017,087
CMO Series 2015-33 Class AH
02/16/2045	2.650%	635,021	625,908
CMO Series 2015-5 Class KA
11/16/2039	2.500%	3,608,116	3,507,593
CMO Series 2015-78 Class A
06/16/2040	2.918%	3,412,579	3,353,384
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,606,829	4,465,176
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,494,081	2,384,809
CMO Series 2016-39 Class AG
01/16/2043	2.300%	6,218,002	5,937,153
Government National Mortgage Association(f)
CMO Series 2015-71 Class DA
09/16/2049	2.133%	5,817,130	5,555,481
Total Commercial Mortgage-Backed Securities - Agency (Cost $106,668,187)			102,648,385

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,825,448	2,827,603
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,306,141	3,290,592
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,434,500	3,375,448
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,581,987	2,572,693
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	117,210	117,878
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% 05/15/2035	3.607%	8,525,000	8,519,803
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% 10/15/2037	3.409%	7,370,000	7,351,633
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% 10/15/2037	3.659%	3,975,000	3,965,094
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% 11/15/2035	3.380%	9,525,000	9,507,061
Commercial Mortgage Trust
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,390,341
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	1,383,403	1,369,882
Series 2016-C6 Class A2
01/15/2049	2.662%	6,875,000	6,767,179
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	153,590
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	1,091	1,090
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% 07/17/2037	3.203%	10,286,973	10,262,750
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% 07/17/2037	3.303%	17,430,175	17,416,240
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% 01/17/2038	3.350%	10,025,000	10,031,207
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	4,384,720	4,418,715

Columbia Balanced Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	406,777	417,484
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	274,507	282,901
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,461,541
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,900,000	23,909,249
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,299,273
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,336,176
Series 2013-C5 Class A3
03/10/2046	2.920%	1,726,588	1,688,678
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,511,666
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	10,398,158	10,159,366
Series 2013-C15 Class A3
08/15/2046	3.881%	10,156,553	10,289,091
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $180,627,943)			177,694,224

Common Stocks 60.4%
Issuer	Shares	Value ($)
Communication Services 7.3%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	2,250,465	70,304,527
Verizon Communications, Inc.	693,634	41,826,130
Total		112,130,657
Entertainment 0.3%
Activision Blizzard, Inc.	405,839	20,243,249
Interactive Media & Services 4.0%
Alphabet, Inc., Class A(g)	58,939	65,401,661
Alphabet, Inc., Class C(g)	93,733	102,584,207
Facebook, Inc., Class A(g)	741,670	104,286,219
Total		272,272,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.3%
Comcast Corp., Class A	2,253,207	87,897,605
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(g)	148,220	10,145,659
Total Communication Services		502,689,257
Consumer Discretionary 6.0%
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	314,344	59,256,987
Restaurant Brands International, Inc.	535,411	31,230,524
Total		90,487,511
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.(g)	80,110	135,399,519
eBay, Inc.(g)	1,281,510	38,253,074
Expedia Group, Inc.	154,960	18,717,618
Total		192,370,211
Multiline Retail 0.3%
Dollar General Corp.	165,216	18,337,324
Specialty Retail 0.8%
AutoZone, Inc.(g)	10,082	8,157,044
Lowe’s Companies, Inc.	500,922	47,272,009
Total		55,429,053
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	241,011	26,634,125
Tapestry, Inc.	720,130	28,034,661
Total		54,668,786
Total Consumer Discretionary		411,292,885
Consumer Staples 3.9%
Beverages 0.4%
Constellation Brands, Inc., Class A	156,220	30,581,627
Food & Staples Retailing 0.5%
SYSCO Corp.	474,366	31,972,268
Food Products 1.5%
ConAgra Foods, Inc.	1,088,579	35,204,645
Mondelez International, Inc., Class A	1,543,220	69,414,035
Total		104,618,680

4	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.5%
Philip Morris International, Inc.	1,201,635	103,977,477
Total Consumer Staples		271,150,052
Energy 3.1%
Energy Equipment & Services 0.2%
Halliburton Co.	397,754	12,501,408
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	1,480,659	37,238,574
Chevron Corp.	827,401	98,411,075
Cimarex Energy Co.	156,850	12,858,563
EOG Resources, Inc.	502,474	51,910,589
Total		200,418,801
Total Energy		212,920,209
Financials 9.9%
Banks 5.1%
Citigroup, Inc.	1,387,031	89,865,739
JPMorgan Chase & Co.	1,084,218	120,554,199
U.S. Bancorp	699,790	38,110,563
Wells Fargo & Co.	1,829,990	99,331,857
Total		347,862,358
Capital Markets 1.7%
Bank of New York Mellon Corp. (The)	312,750	16,047,202
BlackRock, Inc.	104,870	44,885,409
Morgan Stanley	830,365	36,859,902
S&P Global, Inc.	119,860	21,917,600
Total		119,710,113
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(g)	572,740	124,994,778
Insurance 1.3%
American International Group, Inc.	886,105	38,324,041
Aon PLC	316,221	52,211,250
Total		90,535,291
Total Financials		683,102,540
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.5%
Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.(g)	282,195	34,752,315
Biogen, Inc.(g)	242,760	81,013,867
Total		115,766,182
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	413,571	30,624,932
Medtronic PLC	1,072,343	104,585,613
Total		135,210,545
Health Care Providers & Services 2.3%
Anthem, Inc.	248,075	71,959,115
CIGNA Corp.	145,494	32,500,450
CVS Health Corp.	645,440	51,764,288
Total		156,223,853
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	265,300	19,194,455
Pharmaceuticals 4.2%
Allergan PLC	325,265	50,936,499
Johnson & Johnson	861,090	126,494,121
Pfizer, Inc.	2,502,517	115,691,361
Total		293,121,981
Total Health Care		719,517,016
Industrials 4.4%
Aerospace & Defense 1.2%
General Dynamics Corp.	171,605	31,728,049
Lockheed Martin Corp.	176,840	53,128,041
Total		84,856,090
Air Freight & Logistics 0.6%
FedEx Corp.	189,955	43,499,695
Airlines 0.4%
Southwest Airlines Co.	448,011	24,465,881
Electrical Equipment 0.3%
Emerson Electric Co.	307,055	20,732,354
Industrial Conglomerates 1.2%
Honeywell International, Inc.	562,523	82,550,250
Machinery 0.7%

Columbia Balanced Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Caterpillar, Inc.	362,980	49,245,496
Total Industrials		305,349,766
Information Technology 11.7%
Communications Equipment 0.9%
Cisco Systems, Inc.	1,111,255	53,195,777
Palo Alto Networks, Inc.(g)	51,140	8,844,663
Total		62,040,440
IT Services 3.3%
Fidelity National Information Services, Inc.	540,620	58,359,929
First Data Corp., Class A(g)	1,597,510	30,480,491
MasterCard, Inc., Class A	527,814	106,127,561
Total System Services, Inc.	341,505	29,837,292
Total		224,805,273
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	294,480	69,912,497
Lam Research Corp.	127,560	20,021,817
Microchip Technology, Inc.	168,295	12,622,125
NVIDIA Corp.	172,965	28,267,670
Total		130,824,109
Software 3.1%
Microsoft Corp.	1,941,964	215,344,388
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	959,495	171,346,617
Total Information Technology		804,360,827
Materials 1.6%
Chemicals 1.4%
DowDuPont, Inc.	916,680	53,029,938
Sherwin-Williams Co. (The)	102,283	43,375,152
Total		96,405,090
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	866,145	10,341,771
Total Materials		106,746,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	405,713	66,735,731
Equinix, Inc.	68,210	26,279,949
Weyerhaeuser Co.	467,660	12,350,901
Total		105,366,581
Total Real Estate		105,366,581
Utilities 0.5%
Electric Utilities 0.5%
American Electric Power Co., Inc.	464,485	36,109,064
Total Utilities		36,109,064
Total Common Stocks (Cost $3,149,840,663)		4,158,605,058

Corporate Bonds & Notes 11.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	161,000	166,334
01/15/2023	6.125%	113,000	107,229
12/01/2024	7.500%	123,000	116,839
L3 Technologies, Inc.
12/15/2026	3.850%	8,000,000	7,691,000
Lockheed Martin Corp.
05/15/2036	4.500%	6,000,000	6,026,496
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	5,761,903
TransDigm, Inc.
07/15/2022	6.000%	69,000	69,112
07/15/2024	6.500%	62,000	62,090
05/15/2025	6.500%	675,000	673,044
06/15/2026	6.375%	38,000	37,071
Total			20,711,118
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	156,000	135,382
Ford Motor Credit Co. LLC
01/08/2026	4.389%	9,000,000	8,168,931
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	187,000	175,046
LKQ Corp.
05/15/2023	4.750%	110,000	105,066
Total			8,584,425

6	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.0%
Bank of America Corp.(h)
12/20/2028	3.419%	16,009,000	14,744,465
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	4,500,000	4,413,636
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,390,515
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	3.071%	5,625,000	5,630,428
Capital One Financial Corp.
03/09/2027	3.750%	7,000,000	6,451,746
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	12,000,000	11,816,460
Discover Bank
09/13/2028	4.650%	6,600,000	6,410,322
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	15,500,000	14,627,629
HSBC Holdings PLC
05/25/2026	3.900%	9,000,000	8,551,647
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	3.496%	6,000,000	6,016,464
JPMorgan Chase & Co.(h)
04/23/2029	4.005%	15,000,000	14,470,665
Morgan Stanley
01/20/2027	3.625%	8,135,000	7,665,863
PNC Bank NA
Subordinated
01/30/2023	2.950%	5,800,000	5,605,427
Regions Financial Corp.
08/14/2022	2.750%	6,000,000	5,754,492
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	2.761%	5,320,000	5,318,548
U.S. Bancorp
07/22/2026	2.375%	6,075,000	5,436,700
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	11,000,000	10,729,301
Total			138,034,308
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	254,000	240,529
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	359,000	358,278
05/15/2026	5.875%	186,000	180,307
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	164,000	163,899
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	441,000	400,208
Core & Main LP(a)
08/15/2025	6.125%	187,000	171,106
Standard Industries, Inc.(a)
02/15/2023	5.500%	5,000	4,926
Total			1,278,724
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	262,000	257,576
02/15/2026	5.750%	434,000	434,221
05/01/2027	5.125%	392,000	372,277
05/01/2027	5.875%	70,000	68,814
CSC Holdings LLC(a)
10/15/2025	6.625%	370,000	384,590
10/15/2025	10.875%	225,000	259,304
05/15/2026	5.500%	527,000	511,308
02/01/2028	5.375%	185,000	173,874
04/01/2028	7.500%	337,000	347,208
DISH DBS Corp.
03/15/2023	5.000%	136,000	119,591
11/15/2024	5.875%	245,000	208,264
07/01/2026	7.750%	494,000	437,156
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	178,000	176,259
NBCUniversal Media LLC
04/01/2041	5.950%	6,100,000	6,813,541
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	54,296
02/15/2025	6.625%	166,000	149,462
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	272,000	267,800
07/15/2026	5.375%	229,000	222,233
08/01/2027	5.000%	145,000	136,244
Sky PLC(a)
09/16/2024	3.750%	5,500,000	5,415,520
Time Warner Cable LLC
05/01/2037	6.550%	5,000,000	5,053,290
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	527,000	529,570
Virgin Media Finance PLC(a)
01/15/2025	5.750%	455,000	432,422

Columbia Balanced Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	214,000	200,622
08/15/2026	5.500%	64,000	60,644
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	308,000	276,220
Ziggo BV(a)
01/15/2027	5.500%	379,000	352,945
Total			23,715,251
Chemicals 0.2%
Alpha 2 BV(a)
06/01/2023	8.750%	150,000	145,607
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	110,607
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	179,000	171,837
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	267,000	258,416
Celanese U.S. Holdings LLC
11/15/2022	4.625%	5,500,000	5,591,421
Chemours Co. (The)
05/15/2023	6.625%	103,000	104,806
05/15/2025	7.000%	139,000	140,641
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,323,638
Eastman Chemical Co.
12/01/2028	4.500%	4,200,000	4,100,880
INEOS Group Holdings SA(a)
08/01/2024	5.625%	202,000	187,921
Koppers, Inc.(a)
02/15/2025	6.000%	69,000	62,189
LYB International Finance BV
03/15/2044	4.875%	3,000,000	2,703,102
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	55,000	56,026
12/01/2025	5.875%	392,000	382,313
PQ Corp.(a)
11/15/2022	6.750%	340,000	353,494
12/15/2025	5.750%	161,000	150,556
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	352,000	338,018
WR Grace & Co.(a)
10/01/2021	5.125%	173,000	174,128
Total			16,355,600
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	5,000,000	4,911,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.
09/01/2025	5.625%	104,000	96,954
John Deere Capital Corp.
09/08/2022	2.150%	6,155,000	5,877,071
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	137,462
United Rentals North America, Inc.
09/15/2026	5.875%	428,000	416,329
12/15/2026	6.500%	64,000	64,219
05/15/2027	5.500%	45,000	42,458
01/15/2028	4.875%	118,000	106,500
Total			11,652,518
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/2022	3.500%	35,000	32,757
Amazon.com, Inc.
08/22/2027	3.150%	6,000,000	5,691,354
APX Group, Inc.
12/01/2020	8.750%	125,000	119,900
12/01/2022	7.875%	310,000	303,236
09/01/2023	7.625%	101,000	82,040
frontdoor, Inc.(a)
08/15/2026	6.750%	59,000	57,090
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	247,000	240,099
Total			6,526,476
Consumer Products 0.1%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	62,000	58,419
Mattel, Inc.(a)
12/31/2025	6.750%	184,000	174,144
Prestige Brands, Inc.(a)
03/01/2024	6.375%	279,000	276,620
Procter & Gamble Co. (The)
11/03/2026	2.450%	3,500,000	3,218,289
Resideo Funding, Inc.(a)
11/01/2026	6.125%	31,000	30,864
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	345,000	348,671
Spectrum Brands, Inc.
12/15/2024	6.125%	174,000	169,122
07/15/2025	5.750%	251,000	237,716
Total			4,513,845

8	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Apergy Corp.(a)
05/01/2026	6.375%	178,000	175,764
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	42,912
Gates Global LLC/Co.(a)
07/15/2022	6.000%	241,000	240,366
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	142,000	140,211
TriMas Corp.(a)
10/15/2025	4.875%	144,000	134,980
United Technologies Corp.
08/16/2025	3.950%	5,000,000	4,940,630
WESCO Distribution, Inc.
12/15/2021	5.375%	171,000	171,393
06/15/2024	5.375%	86,000	82,969
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	159,000	169,357
Total			6,098,582
Electric 1.1%
AES Corp.
03/15/2023	4.500%	97,000	96,299
09/01/2027	5.125%	195,000	192,430
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	1,900,583
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	3,090,000	3,029,220
Calpine Corp.
01/15/2025	5.750%	123,000	112,966
Calpine Corp.(a)
06/01/2026	5.250%	140,000	130,800
Clearway Energy Operating LLC
08/15/2024	5.375%	574,000	546,908
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	81,000	77,947
CMS Energy Corp.
03/01/2024	3.875%	5,052,000	5,008,684
Commonwealth Edison Co.
08/15/2028	3.700%	6,000,000	5,905,434
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,442,583
Dominion Energy, Inc.
10/01/2025	3.900%	5,850,000	5,722,400
DTE Energy Co.
04/15/2033	6.375%	5,000,000	5,813,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	5,553,016
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	4,993,129
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	176,000	161,499
NRG Energy, Inc.
05/01/2024	6.250%	35,000	35,863
05/15/2026	7.250%	127,000	134,332
01/15/2027	6.625%	134,000	136,527
Pacific Gas & Electric Co.
03/01/2037	5.800%	5,201,000	4,812,922
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	230,000	224,022
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,530,514
Progress Energy, Inc.
03/01/2031	7.750%	4,500,000	5,840,860
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,461,824
Southern California Edison Co.
09/01/2040	4.500%	2,839,000	2,656,262
Southern Co. (The)
07/01/2046	4.400%	7,425,000	6,689,569
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	285,000	255,231
Vistra Energy Corp.
11/01/2024	7.625%	179,000	190,235
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	64,000	62,995
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,445,548
Total			77,164,147
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	262,000	262,999
10/01/2023	5.125%	139,000	137,910
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	10,000,000	8,077,550
iStar, Inc.
04/01/2022	6.000%	159,000	156,719
Navient Corp.
06/15/2022	6.500%	109,000	109,263
01/25/2023	5.500%	426,000	401,735
10/25/2024	5.875%	37,000	33,304
06/15/2026	6.750%	291,000	263,406

Columbia Balanced Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	18,000	18,003
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	175,000	166,254
Quicken Loans, Inc.(a)
05/01/2025	5.750%	405,000	385,527
Springleaf Finance Corp.
03/15/2023	5.625%	144,000	138,586
03/15/2025	6.875%	136,000	128,295
03/15/2026	7.125%	80,000	75,493
Total			10,355,044
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	8,845,000	8,380,806
Aramark Services, Inc.
01/15/2024	5.125%	174,000	174,891
B&G Foods, Inc.
06/01/2021	4.625%	215,000	211,140
04/01/2025	5.250%	220,000	207,860
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	6,404,585
Diageo Capital PLC
07/15/2020	4.828%	5,160,000	5,282,529
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	194,000	168,806
General Mills, Inc.
04/17/2025	4.000%	5,000,000	4,873,190
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	5,000,000	5,013,785
Molson Coors Brewing Co.
05/01/2042	5.000%	3,000,000	2,815,650
PepsiCo, Inc.
02/24/2026	2.850%	5,000,000	4,715,300
Post Holdings, Inc.(a)
08/15/2026	5.000%	469,000	430,323
03/01/2027	5.750%	506,000	475,481
Total			39,154,346
Gaming 0.0%
Boyd Gaming Corp.
05/15/2023	6.875%	169,000	175,381
04/01/2026	6.375%	273,000	271,145
08/15/2026	6.000%	15,000	14,573
Eldorado Resorts, Inc.
04/01/2025	6.000%	272,000	266,012
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	103,000	99,630
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a)
02/15/2025	6.500%	289,000	295,554
01/15/2027	6.250%	57,000	56,985
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	105,000	105,997
01/15/2028	4.500%	162,000	143,050
MGM Resorts International
03/15/2023	6.000%	312,000	317,208
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	150,000	137,834
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	69,000	67,803
Scientific Games International, Inc.
12/01/2022	10.000%	320,000	331,702
Scientific Games International, Inc.(a)
10/15/2025	5.000%	342,000	320,097
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	104,000	104,654
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	33,105	8,607
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	186,000	177,014
Total			2,893,246
Health Care 0.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	314,000	308,015
Avantor, Inc.(a)
10/01/2025	9.000%	109,000	110,580
Becton Dickinson and Co.
06/06/2027	3.700%	8,000,000	7,452,376
Cardinal Health, Inc.
06/15/2027	3.410%	7,000,000	6,297,718
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	252,000	243,383
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	54,000	54,077
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	143,000	132,643
Covidien International Finance SA
06/15/2022	3.200%	4,298,000	4,241,172
CVS Health Corp.
03/25/2048	5.050%	6,215,000	6,048,065
DaVita, Inc.
08/15/2022	5.750%	286,000	290,551
05/01/2025	5.000%	78,000	73,385

10	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
07/15/2046	4.800%	5,090,000	4,790,998
HCA, Inc.
03/15/2024	5.000%	441,000	442,269
02/01/2025	5.375%	229,000	231,058
04/15/2025	5.250%	452,000	456,397
02/15/2027	4.500%	151,000	144,965
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	171,000	173,956
02/15/2025	5.000%	121,000	118,293
Hologic, Inc.(a)
02/01/2028	4.625%	170,000	158,607
IQVIA, Inc.(a)
05/15/2023	4.875%	108,000	107,570
McKesson Corp.
02/16/2028	3.950%	5,000,000	4,742,770
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	305,000	304,479
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	122,000	121,556
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	325,000	320,084
Teleflex, Inc.
11/15/2027	4.625%	116,000	108,564
Tenet Healthcare Corp.
04/01/2022	8.125%	136,000	141,435
06/15/2023	6.750%	174,000	171,853
07/15/2024	4.625%	288,000	274,908
05/01/2025	5.125%	74,000	70,396
Total			38,132,123
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	6,000,000	5,822,856
Centene Corp.
02/15/2024	6.125%	279,000	290,279
01/15/2025	4.750%	189,000	187,198
Centene Corp.(a)
06/01/2026	5.375%	260,000	262,870
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	1,169,000	1,111,788
UnitedHealth Group, Inc.
01/15/2027	3.450%	6,000,000	5,828,550
WellCare Health Plans, Inc.
04/01/2025	5.250%	279,000	277,403
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	151,000	150,045
Total			13,930,989
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Lennar Corp.
12/15/2021	6.250%	36,000	37,167
11/15/2024	5.875%	422,000	423,025
Meritage Homes Corp.
04/01/2022	7.000%	233,000	241,156
06/01/2025	6.000%	169,000	164,933
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	204,000	203,305
03/01/2024	5.625%	151,000	143,706
Total			1,213,292
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	3,500,000	3,736,009
California Resources Corp.(a)
12/15/2022	8.000%	66,000	50,570
Callon Petroleum Co.
10/01/2024	6.125%	88,000	85,130
07/01/2026	6.375%	264,000	255,000
Canadian Natural Resources Ltd.
02/01/2025	3.900%	7,243,000	6,965,484
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	326,000	311,860
Centennial Resource Production LLC(a)
01/15/2026	5.375%	181,000	169,399
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	120,000	113,270
Chesapeake Energy Corp.
10/01/2026	7.500%	218,000	202,475
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	371,000	347,336
Diamondback Energy, Inc.
05/31/2025	5.375%	101,000	99,894
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	33,901
01/30/2028	5.750%	262,000	269,143
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	117,000	103,976
02/01/2026	5.625%	99,000	78,141
Halcon Resources Corp.
02/15/2025	6.750%	371,000	284,667
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	101,000	93,659
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	153,000	146,860

Columbia Balanced Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
03/15/2023	6.250%	440,000	412,508
Matador Resources Co.(a)
09/15/2026	5.875%	249,000	236,645
MEG Energy Corp.(a)
01/15/2025	6.500%	40,000	41,100
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	3,880,268
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	266,000	252,615
10/15/2027	5.625%	454,000	432,375
PDC Energy, Inc.
09/15/2024	6.125%	410,000	393,643
Range Resources Corp.
08/15/2022	5.000%	108,000	102,621
SM Energy Co.
06/01/2025	5.625%	138,000	127,012
09/15/2026	6.750%	243,000	232,652
01/15/2027	6.625%	88,000	83,223
Whiting Petroleum Corp.
03/15/2021	5.750%	141,000	139,202
01/15/2026	6.625%	146,000	140,522
Woodside Finance Ltd.(a)
03/05/2025	3.650%	6,500,000	6,201,338
WPX Energy, Inc.
01/15/2022	6.000%	65,000	65,480
09/15/2024	5.250%	183,000	174,303
06/01/2026	5.750%	175,000	168,005
Total			26,430,286
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	6,920,000	6,477,134
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,145,944
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	4,842,545
Total			15,465,623
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	167,000	174,051
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	69,000	68,888
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	122,000	117,215
Cinemark U.S.A., Inc.
06/01/2023	4.875%	177,000	172,074
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	132,000	127,850
03/15/2026	5.625%	51,000	50,801
Viking Cruises Ltd.(a)
09/15/2027	5.875%	187,000	175,880
Total			886,759
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	6,000,000	5,676,192
Brighthouse Financial, Inc.
06/22/2027	3.700%	6,000,000	5,118,306
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	5,837,525
High Street Funding Trust I(a)
02/15/2028	4.111%	5,500,000	5,333,064
MetLife Global Funding I(a)
12/18/2026	3.450%	5,000,000	4,824,465
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	5,000,000	4,434,805
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	5,815,170
Total			37,039,527
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	31,000	30,823
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	2,981,000	3,699,564
Discovery Communications LLC
06/01/2040	6.350%	4,000,000	4,224,704
Lamar Media Corp.
01/15/2024	5.375%	171,000	172,509
Match Group, Inc.
06/01/2024	6.375%	248,000	256,447
Netflix, Inc.
04/15/2028	4.875%	417,000	384,540
Netflix, Inc.(a)
11/15/2028	5.875%	359,000	354,957
05/15/2029	6.375%	244,000	247,065
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	70,000	70,092
03/15/2025	5.875%	268,000	268,975
RELX Capital, Inc.
10/15/2022	3.125%	7,675,000	7,452,087

12	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warner Media LLC
01/15/2026	3.875%	6,000,000	5,697,270
Total			22,828,210
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	154,000	157,098
Constellium NV(a)
05/15/2024	5.750%	135,000	126,863
02/15/2026	5.875%	339,000	309,580
Freeport-McMoRan, Inc.
11/14/2024	4.550%	444,000	412,813
03/15/2043	5.450%	561,000	458,389
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	128,000	128,254
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	172,000	172,183
01/15/2025	7.625%	279,000	277,371
Novelis Corp.(a)
08/15/2024	6.250%	84,000	83,135
09/30/2026	5.875%	320,000	298,216
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	156,244
Teck Resources Ltd.
07/15/2041	6.250%	516,000	508,426
Total			3,088,572
Midstream 0.6%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	143,000	138,534
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	214,000	208,385
DCP Midstream Operating LP
07/15/2025	5.375%	106,000	106,087
04/01/2044	5.600%	155,000	136,295
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	248,000	243,081
Energy Transfer Equity LP
06/01/2027	5.500%	432,000	430,771
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	4,325,287
Enterprise Products Operating LLC
02/01/2041	5.950%	3,500,000	3,759,840
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	449,000	443,436
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	6,617,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/2049	5.500%	5,100,000	4,862,534
NGPL PipeCo LLC(a)
08/15/2022	4.375%	64,000	63,096
08/15/2027	4.875%	78,000	74,484
12/15/2037	7.768%	55,000	63,416
NuStar Logistics LP
04/28/2027	5.625%	87,000	83,175
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	5,000,000	5,141,430
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	137,000	133,575
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	2,707,035
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	69,000	67,266
02/15/2026	5.500%	218,000	207,407
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	104,000	104,444
01/15/2028	5.500%	171,000	168,460
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	59,000	58,722
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	609,000	585,247
01/15/2028	5.000%	419,000	386,989
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	139,000	126,836
Western Gas Partners LP
08/15/2048	5.500%	4,500,000	3,980,543
Williams Companies, Inc. (The)
01/15/2025	3.900%	6,500,000	6,265,512
Total			41,489,015
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	5,935,000	5,755,573
Sempra Energy
11/15/2025	3.750%	7,000,000	6,744,591
Total			12,500,164
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	5,000,000	4,783,700
Oil Field Services 0.0%
Calfrac Holdings LP(a)
06/15/2026	8.500%	82,000	69,011

Columbia Balanced Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	74,000	66,207
Nabors Industries, Inc.
01/15/2023	5.500%	84,000	73,902
02/01/2025	5.750%	390,000	316,028
Rowan Companies, Inc.
01/15/2024	4.750%	104,000	84,663
SESI LLC
12/15/2021	7.125%	28,000	26,460
09/15/2024	7.750%	233,000	208,450
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	80,000	78,015
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	41,000	40,153
Transocean, Inc.(a)
01/15/2026	7.500%	58,000	53,951
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	133,000	129,898
Weatherford International LLC(a)
03/01/2025	9.875%	7,000	4,638
Weatherford International Ltd.
06/15/2023	8.250%	141,000	93,163
02/15/2024	9.875%	65,000	43,369
Total			1,287,908
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	133,000	135,087
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	201,000	188,700
WeWork Companies, Inc.(a)
05/01/2025	7.875%	115,000	107,640
Total			296,340
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	176,000	175,003
03/15/2027	5.375%	319,000	312,774
Total			487,777
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	72,000	66,462
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	277,000	280,031
02/15/2025	6.000%	432,000	402,044
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.
10/15/2022	6.000%	77,000	77,976
07/15/2023	5.125%	295,000	292,650
BWAY Holding Co.(a)
04/15/2024	5.500%	147,000	140,616
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	150,000	141,201
Multi-Color Corp.(a)
11/01/2025	4.875%	186,000	166,941
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	344,033	343,626
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	177,000	172,578
07/15/2024	7.000%	242,000	242,044
Total			2,326,169
Pharmaceuticals 0.3%
AbbVie, Inc.
05/14/2021	2.300%	5,125,000	4,954,911
Allergan Funding SCS
03/15/2035	4.550%	6,000,000	5,561,076
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,599,896
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	312,000	311,612
05/15/2023	5.875%	74,000	72,124
03/15/2024	7.000%	49,000	51,225
04/15/2025	6.125%	609,000	572,545
11/01/2025	5.500%	105,000	103,241
12/15/2025	9.000%	143,000	150,834
04/01/2026	9.250%	90,000	95,937
01/31/2027	8.500%	58,000	60,040
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	98,000	92,941
Gilead Sciences, Inc.
02/01/2025	3.500%	5,445,000	5,293,101
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	347,000	343,431
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,459,306
Total			23,722,220
Property & Casualty 0.3%
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,360,000	4,163,652
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	4,955,715
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,432,000	4,619,287

14	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	182,000	173,253
Loews Corp.
04/01/2026	3.750%	5,500,000	5,376,591
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,628,449
Total			22,916,947
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,170,000	3,764,993
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	3,930,565
Total			7,695,558
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	872,256
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	281,000	279,496
05/15/2024	4.250%	176,000	166,562
IRB Holding Corp.(a)
02/15/2026	6.750%	188,000	174,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	211,000	206,609
Total			826,773
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	7,700,000	6,816,533
Simon Property Group LP
02/01/2040	6.750%	4,400,000	5,480,829
Total			12,297,362
Retailers 0.2%
CVS Pass-Through Trust(a)
01/10/2032	7.507%	270,542	313,534
Hanesbrands, Inc.(a)
05/15/2024	4.625%	102,000	98,222
L Brands, Inc.
11/01/2035	6.875%	101,000	85,680
Lowe’s Companies, Inc.
04/15/2026	2.500%	5,340,000	4,847,508
Party City Holdings, Inc.(a)
08/15/2023	6.125%	17,000	17,043
08/01/2026	6.625%	52,000	50,171
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
10/01/2022	5.750%	69,000	69,586
12/01/2024	5.375%	14,000	13,244
05/15/2026	5.500%	98,000	90,939
Target Corp.
04/15/2026	2.500%	6,300,000	5,755,907
Total			11,341,834
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	60,000	54,206
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	5,435,856
Total			5,490,062
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	8,400,000	8,141,675
Ascend Learning LLC(a)
08/01/2025	6.875%	98,000	95,034
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	6,040,000	5,439,630
Camelot Finance SA(a)
10/15/2024	7.875%	284,000	280,134
CDK Global, Inc.
06/01/2027	4.875%	151,000	141,905
CommScope Technologies LLC(a)
06/15/2025	6.000%	123,000	114,096
03/15/2027	5.000%	109,000	89,721
Equinix, Inc.
01/15/2026	5.875%	517,000	523,634
05/15/2027	5.375%	172,000	168,868
First Data Corp.(a)
08/15/2023	5.375%	183,000	184,090
12/01/2023	7.000%	548,000	567,180
Gartner, Inc.(a)
04/01/2025	5.125%	605,000	597,231
Informatica LLC(a)
07/15/2023	7.125%	163,000	163,736
Iron Mountain, Inc.
08/15/2024	5.750%	252,000	240,206
Microsoft Corp.
02/06/2024	2.875%	5,500,000	5,340,868
NCR Corp.
12/15/2021	5.875%	221,000	218,013
07/15/2022	5.000%	26,000	24,962
12/15/2023	6.375%	204,000	201,349

Columbia Balanced Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/15/2038	6.500%	5,000,000	6,196,585
PTC, Inc.
05/15/2024	6.000%	343,000	352,433
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	243,000	228,856
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	74,000	73,140
11/15/2026	8.250%	326,000	310,029
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	137,000	139,409
Symantec Corp.(a)
04/15/2025	5.000%	508,000	491,492
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	250,000	236,285
Verscend Escrow Corp.(a)
08/15/2026	9.750%	139,000	133,667
Total			30,694,228
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	30,000	29,544
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	318,000	283,937
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	3,976,013
Hertz Corp. (The)(a)
06/01/2022	7.625%	291,000	286,318
Total			4,575,812
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	752,000	722,131
02/01/2027	8.125%	122,000	119,848
American Tower Corp.
07/15/2027	3.550%	5,125,000	4,746,596
Rogers Communications, Inc.
11/15/2026	2.900%	5,000,000	4,560,345
SBA Communications Corp.
07/15/2022	4.875%	180,000	179,525
09/01/2024	4.875%	480,000	465,986
Sprint Communications, Inc.(a)
03/01/2020	7.000%	197,000	203,808
Sprint Corp.
02/15/2025	7.625%	649,000	669,739
03/01/2026	7.625%	297,000	304,210
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	754,000	782,709
02/01/2026	4.500%	73,000	68,423
02/01/2028	4.750%	90,000	83,170
Wind Tre SpA(a)
01/20/2026	5.000%	412,000	343,317
Total			13,249,807
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	8,815,000	8,859,630
CenturyLink, Inc.
03/15/2022	5.800%	245,000	243,528
04/01/2024	7.500%	309,000	316,858
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	5,500,000	5,371,526
Frontier Communications Corp.
09/15/2022	10.500%	55,000	43,987
01/15/2023	7.125%	119,000	76,671
09/15/2025	11.000%	100,000	70,675
Frontier Communications Corp.(a)
04/01/2026	8.500%	90,000	81,688
Level 3 Financing, Inc.
08/15/2022	5.375%	177,000	176,664
03/15/2026	5.250%	152,000	146,449
Orange SA
07/08/2019	5.375%	4,001,000	4,052,657
Telecom Italia Capital SA
09/30/2034	6.000%	246,000	210,898
Telecom Italia SpA(a)
05/30/2024	5.303%	186,000	175,022
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,206,106
Verizon Communications, Inc.
08/10/2033	4.500%	9,000,000	8,731,017
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	383,000	365,691
Total			32,129,067
Total Corporate Bonds & Notes (Cost $790,760,842)			755,442,449

Exchange-Traded Funds 0.9%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	1,079,495	63,668,615
Total Exchange-Traded Funds (Cost $72,408,419)		63,668,615

16	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(i) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
Province of Ontario
05/21/2020	1.875%	9,290,000	9,142,577
Province of Quebec
07/29/2020	3.500%	9,050,000	9,125,757
Total			18,268,334
Mexico 0.1%
Petroleos Mexicanos
03/13/2027	6.500%	11,000,000	10,288,036
Total Foreign Government Obligations (Cost $29,678,438)			28,556,370

Inflation-Indexed Bonds 0.6%

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	46,788,301	45,220,655
Total Inflation-Indexed Bonds (Cost $45,563,505)			45,220,655

Residential Mortgage-Backed Securities - Agency 7.2%

Federal Home Loan Mortgage Corp.
12/01/2018- 01/01/2039	5.500%	334,700	358,355
10/01/2026- 06/01/2046	3.500%	69,561,908	68,891,970
10/01/2031- 10/01/2039	6.000%	651,730	712,346
06/01/2032- 07/01/2032	7.000%	278,601	310,880
03/01/2038	6.500%	4,868	5,430
10/01/2038- 05/01/2041	5.000%	946,026	999,178
05/01/2039- 06/01/2041	4.500%	3,955,136	4,111,812
12/01/2042- 05/01/2045	3.000%	17,585,725	16,838,417
12/01/2042- 12/01/2045	4.000%	48,397,034	48,789,795
CMO Series 1614 Class MZ
11/15/2023	6.500%	7,411	7,810
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 0.000% 08/01/2036	4.324%	16,012	16,771
12-month USD LIBOR + 0.000% 12/01/2036	4.320%	2,341	2,429
Federal Home Loan Mortgage Corp.(j)
09/01/2043	3.500%	3,110,375	3,075,755
Federal Home Loan Mortgage Corp.(d)
12/13/2048	3.500%	23,075,000	22,624,228
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2020	5.000%	18,492	19,119
12/01/2025- 06/01/2046	3.500%	54,744,840	54,236,497
07/01/2027- 10/01/2046	3.000%	17,137,943	16,677,154
01/01/2029- 03/01/2048	4.000%	125,826,328	126,698,333
06/01/2031	7.000%	159,476	177,889
07/01/2032- 03/01/2037	6.500%	342,780	373,318
06/01/2037- 02/01/2038	5.500%	160,800	172,793
05/01/2040- 06/01/2044	4.500%	4,703,415	4,874,164
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,181,168	1,255,420
Federal National Mortgage Association(d)
12/18/2033	4.000%	33,900,000	34,523,706
12/13/2048	4.500%	87,000,000	89,436,818
Total Residential Mortgage-Backed Securities - Agency (Cost $508,214,640)			495,190,387

Residential Mortgage-Backed Securities - Non-Agency 5.0%

Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	8,865,756	8,846,763
Angel Oak Mortgage Trust LLC(a),(f)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	1,105,840	1,096,586
Arroyo Mortgage Trust(a),(f)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	10,462,151	10,422,938
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,921,358	2,931,513
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	12,859,557	12,875,621
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.265%	9,350,000	9,354,702
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% 09/25/2058	3.425%	23,648,424	23,428,108
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	352,909	351,009

Columbia Balanced Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	7,714,547	7,702,350
COLT Mortgage Loan Trust(a),(f)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,086,690	1,081,048
CMO Series 2016-3 Class A1
12/26/2046	2.800%	2,292,881	2,272,018
CMO Series 2017-1 Class A1
05/27/2047	2.614%	2,564,981	2,490,010
CMO Series 2018-2 Class A1
07/27/2048	3.470%	4,129,673	4,099,167
CMO Series 2018-4 Class A1
12/28/2048	4.006%	13,000,000	13,007,021
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	23,528,161	23,457,501
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	2,466,810	2,415,331
CMO Series 2017-2A Class A1
06/25/2047	2.453%	4,502,488	4,412,600
CMO Series 2018-3A Class A3
08/25/2058	3.963%	5,727,751	5,733,873
CMO Series 2018-4A Class A1
10/25/2058	4.080%	21,625,000	21,638,513
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	43,486	43,796
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	6,870,646	6,832,821
MFA Trust(a),(f)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	5,111,550	4,991,844
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	15,431,045	15,224,492
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	176,054	175,613
CMO Series 2016-1 Class A1
04/25/2057	2.500%	2,816,767	2,739,210
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	2,433,347	2,420,061
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	18,042,280	18,071,162
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	5,601,037	5,610,004
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	3,854,282	3,861,909
RCO Trust(a),(c),(e),(f)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	21,651,000	21,651,000
RCO V Mortgage LLC(a),(f)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	12,069,150	12,069,122
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	5,700,020	5,693,583
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	2,523,202	2,501,017
CMO Series 2015-6 Class A1
04/25/2055	3.500%	3,048,063	3,030,423
CMO Series 2016-1 Class A1
02/25/2055	3.500%	3,055,301	3,028,545
CMO Series 2016-2 Class A1
08/25/2055	3.000%	4,430,587	4,330,688
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,303,416	2,244,707
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,191,598	3,112,661
CMO Series 2017-4 Class A1
06/25/2057	2.750%	5,715,519	5,540,852
Towd Point Mortgage Trust(a),(f)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	4,084,767	3,966,604
CMO Series 2018-5 Class A1
08/25/2058	3.250%	8,129,820	7,946,722
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	16,742,432	16,655,470
Vericrest Opportunity Loan Transferee LXX LLC(a),(f)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	5,054,481	5,054,484
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	4,762,228	4,756,518
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	11,848,933	11,854,040
Verus Securitization Trust(a),(f)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	2,031,239	2,003,931

18	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-2 Class A3
06/01/2058	3.830%	12,065,070	12,040,990
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $347,113,553)			345,068,941

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.549%	119,000	117,215
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.318%	171,778	127,868
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.049%	66,853	66,741
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.049%	32,969	33,093
Total			99,834
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.314%	41,925	41,459
Property & Casualty 0.0%
Hub International Ltd.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.490%	45,885	45,025
Technology 0.0%
Ascend Learning LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.345%	26,730	26,374
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(k),(l)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025		428,393	416,843
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.595%	78,806	77,975
Hyland Software, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/01/2024	5.845%	47,329	46,935
Misys Ltd./Almonde/Tahoe(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	107,175	103,519
Total			671,646
Total Senior Loans (Cost $1,160,590)			1,103,047

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.000% 09/25/2020	2.315%	67,875,000	67,858,303
Total U.S. Government & Agency Obligations (Cost $67,875,000)			67,858,303

U.S. Treasury Obligations 2.0%

U.S. Treasury
02/15/2045	2.500%	157,500,000	134,988,988
Total U.S. Treasury Obligations (Cost $140,388,411)			134,988,988

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(m),(n)	334,614,304	334,580,842
Total Money Market Funds (Cost $334,602,939)		334,580,842
Total Investments in Securities (Cost: $6,099,950,894)		7,034,264,421
Other Assets & Liabilities, Net		(146,881,135)
Net Assets		6,887,383,286

Columbia Balanced Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
At November 30, 2018, securities and/or cash totaling $1,809,068 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	295	03/2019	USD	35,080,137	93,902	—
U.S. Treasury 5-Year Note	400	03/2019	USD	45,411,744	46,115	—
U.S. Ultra Treasury Bond	220	03/2019	USD	33,340,047	—	(10,774)
Total					140,017	(10,774)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $869,846,796, which represents 12.63% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $44,214,713, which represents 0.64% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2018.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(i)	Principal and interest may not be guaranteed by the government.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	315,856,889	760,412,254	(741,654,839)	334,614,304	(2,171)	2,171	2,342,240	334,580,842
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
20	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	270,099,444	53,538,713	—	323,638,157
Commercial Mortgage-Backed Securities - Agency	—	102,648,385	—	—	102,648,385
Commercial Mortgage-Backed Securities - Non-Agency	—	177,694,224	—	—	177,694,224
Columbia Balanced Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Communication Services	502,689,257	—	—	—	502,689,257
Consumer Discretionary	411,292,885	—	—	—	411,292,885
Consumer Staples	271,150,052	—	—	—	271,150,052
Energy	212,920,209	—	—	—	212,920,209
Financials	683,102,540	—	—	—	683,102,540
Health Care	719,517,016	—	—	—	719,517,016
Industrials	305,349,766	—	—	—	305,349,766
Information Technology	804,360,827	—	—	—	804,360,827
Materials	106,746,861	—	—	—	106,746,861
Real Estate	105,366,581	—	—	—	105,366,581
Utilities	36,109,064	—	—	—	36,109,064
Total Common Stocks	4,158,605,058	—	—	—	4,158,605,058
Corporate Bonds & Notes	—	755,442,449	—	—	755,442,449
Exchange-Traded Funds	—	63,668,615	—	—	63,668,615
Foreign Government Obligations	—	28,556,370	—	—	28,556,370
Inflation-Indexed Bonds	—	45,220,655	—	—	45,220,655
Residential Mortgage-Backed Securities - Agency	—	495,190,387	—	—	495,190,387
Residential Mortgage-Backed Securities - Non-Agency	—	323,417,941	21,651,000	—	345,068,941
Senior Loans	—	1,103,047	—	—	1,103,047
U.S. Government & Agency Obligations	—	67,858,303	—	—	67,858,303
U.S. Treasury Obligations	134,988,988	—	—	—	134,988,988
Money Market Funds	—	—	—	334,580,842	334,580,842
Total Investments in Securities	4,293,594,046	2,330,899,820	75,189,713	334,580,842	7,034,264,421
Investments in Derivatives
Asset
Futures Contracts	140,017	—	—	—	140,017
Liability
Futures Contracts	(10,774)	—	—	—	(10,774)
Total	4,293,723,289	2,330,899,820	75,189,713	334,580,842	7,034,393,664
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Investments in securities	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2018 ($)
Asset-Backed Securities — Non-Agency	–	–	–	(10,847)	53,549,560	–	–	–	53,538,713
Residential Mortgage-Backed Securities — Non-Agency	–	–	–	288	21,650,712	–	–	–	21,651,000
Total	–	–	–	(10,559)	75,200,272	–	–	–	75,189,713
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2018 was ($10,559), which is comprised of Asset-Backed Securities — Non-Agency of ($10,847), Residential Mortgage-Backed Securities — Non-Agency of $288.
22	Columbia Balanced Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Balanced Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Balanced Fund | Quarterly Report 2018	23

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2018-1 Class A
12/21/2020	3.700%	970,280	968,189
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% 06/13/2031	3.489%	7,500,000	7,451,220
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	720,684
Series 2017-3 Class B
06/19/2023	2.240%	585,000	575,141
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,315,890
Subordinated, Series 2017-2 Class B
05/18/2022	2.400%	2,280,000	2,244,954
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	3.686%	5,250,000	5,253,528
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	3.706%	11,500,000	11,483,819
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
3-month USD LIBOR + 1.530% 07/18/2028	3.975%	14,000,000	14,007,658
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	3.716%	2,250,000	2,251,067
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	3.736%	5,250,000	5,252,804
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	3.696%	13,750,000	13,759,116
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	3.299%	16,975,000	16,837,740
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2014-1A Class A
07/20/2020	2.460%	3,140,000	3,130,622
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,550,014
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,077,115
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,761,705
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,359,738
Series 2017-2A Class A
03/20/2024	2.970%	750,000	722,958
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.590% 10/15/2028	2.406%	16,500,000	16,526,433
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
3-month USD LIBOR + 1.550% 01/24/2029	4.037%	4,750,000	4,752,052
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	3.899%	9,500,000	9,535,131
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/2020	1.560%	54,584	54,562
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,165,092
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	1,060,000	1,048,645
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	5,665,000	5,564,081
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	10,950,742
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
3-month USD LIBOR + 1.450% 01/20/2029	2.330%	6,250,000	6,253,063
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% 04/17/2031	3.419%	7,000,000	6,934,508
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	3.559%	21,750,000	21,632,876
CarMax Auto Owner Trust
Series 2017-2 Class A2
06/15/2020	1.630%	1,550,464	1,548,527
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	3.729%	13,750,000	13,749,876
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	3.045%	1,122,114	1,124,272
CIFC Funding Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% 01/22/2031	3.579%	7,000,000	6,978,545
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	3.320%	6,000,000	5,936,808
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	3.509%	12,000,000	11,918,268
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	498,855	495,346
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% 06/25/2042	2.673%	737,874	669,699
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% 10/25/2037	3.665%	8,134,298	8,222,756
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	616,479
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	891,964	892,271
Subordinated, Series 2017-C Class B
07/15/2021	2.300%	1,310,000	1,302,539
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/2024	2.150%	1,894,628	1,885,426
Series 2017-1A Class A
10/15/2025	2.560%	685,000	681,788
Series 2017-3A Class A
06/15/2026	2.650%	1,785,000	1,766,007
Series 2018-2A Class A
05/17/2027	3.470%	515,000	512,415
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,293,390
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	4,392,550	4,381,644
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,515,000	1,508,730
Subordinated, Series 2018-1 Class B
02/15/2022	2.880%	4,305,000	4,293,817
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	3,008,865	3,008,725
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	3.866%	5,000,000	5,001,985
DT Auto Owner Trust(a)
Series 2017-3A Class B
05/17/2021	2.400%	2,600,000	2,594,477
Series 2018-2A Class C
03/15/2024	3.670%	4,120,000	4,120,565
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	2,709,630	2,706,218
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	292,072	291,360
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% 01/25/2041	3.715%	322,011	324,706
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	3.115%	4,650,000	4,670,856
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% 04/25/2035	3.140%	2,354,716	2,370,613
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	3.665%	2,700,000	2,771,704
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	3.666%	13,000,000	13,008,736
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	3.656%	4,750,000	4,749,896

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% 02/15/2029	4.316%	20,000,000	20,095,640
Enterprise Fleet Financing LLC(a)
Series 2016-2 Class A2
02/22/2022	1.740%	503,144	501,153
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	982,946	978,848
Series 2018-1A Class B
04/15/2022	2.750%	2,685,000	2,672,325
Series 2018-2A Class B
05/16/2022	3.270%	5,400,000	5,381,212
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	554,224	553,499
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,154,487
Flagship CLO VII Ltd.(a),(b)
Series 2014-8A Class ARR
3-month USD LIBOR + 0.850% 01/16/2026	3.286%	10,000,000	9,945,970
Flagship Credit Auto Trust(a)
Subordinated Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,603,209
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	828,657
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,858,473
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	2,195,000	2,183,741
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,151,108
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,859,911
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,505,678
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,623,309
Series 2016-1 Class A
08/15/2027	2.310%	6,960,000	6,811,672
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	6,791,244
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,873,651
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	848,335	844,206
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/2022	2.090%	3,775,000	3,722,796
Ford Credit Floorplan Master Owner Trust
Series 2017-3 Class A
09/15/2024	2.480%	9,600,000	9,311,382
Galaxy XXIX CLO Ltd.(a),(b)
Series 2018-29A Class A
3-month USD LIBOR + 0.790% 11/15/2026	3.406%	11,250,000	11,206,777
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,173,167	2,113,172
GLS Auto Receivables Trust(a)
Subordinated Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,707,532
GM Financial Automobile Leasing Trust
Series 2017-3 Class A2A
01/21/2020	1.720%	1,454,794	1,450,515
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% 08/25/2042	3.127%	946,593	883,711
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.446%	15,000,000	14,890,590
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,154,594	2,175,867
Series 2014-2A Class A
01/17/2073	3.610%	2,651,944	2,546,177
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	5,500,000	5,454,789
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,366,183
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,616,157
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,189,197
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,060,212

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	3.739%	3,818,318	3,851,111
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	3.757%	1,000,000	1,000,510
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	2.320%	18,400,000	18,400,883
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	3.715%	9,000,000	9,004,869
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	3.261%	17,000,000	16,883,125
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	2,060,000	2,036,416
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,160,880
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.236%	710,000	702,392
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	3.565%	5,000,000	5,000,710
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% 04/25/2031	3.600%	5,500,000	5,469,002
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,051,429
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	5,337,002	5,316,232
Mercedes-Benz Auto Lease Trust
Series 2017-A Class A2A
08/15/2019	1.530%	1,085,358	1,084,770
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	2,657,670	2,679,515
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midocean Credit CLO VIII(a),(b)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.037%	8,000,000	7,971,776
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.537%	6,600,000	6,558,750
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,105,233	1,200,932
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,325,349	1,402,890
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.646%	6,500,000	6,483,561
Mountain View CLO Ltd.(a),(b)
Series 2015-9A Class A1R
3-month USD LIBOR + 1.120% 07/15/2031	3.556%	15,000,000	14,921,700
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2083	2.955%	6,105,613	6,070,454
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.935%	6,239,020	6,210,926
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	2.935%	2,775,555	2,773,311
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	3.465%	3,530,000	3,568,593
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.365%	13,281,000	13,417,432
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	3.265%	4,210,000	4,237,879
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	3.286%	7,000,000	6,948,991
NextGear Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,376,072

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,831,229
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,960,721
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	586,024
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,217,665
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.617%	8,300,000	8,303,288
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	3.696%	4,500,000	4,491,657
Octagon Investment Partners 25 Ltd.(a),(b)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% 10/20/2026	3.269%	5,000,000	4,954,880
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.789%	2,000,000	2,009,088
OneMain Direct Auto Receivables Trust(a)
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,577,407
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,335,212
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,181,208
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	1,279,172	1,279,593
Series 2018-1A Class A
03/14/2029	3.300%	16,615,000	16,481,279
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	965,806
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	784,673
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	3.719%	14,000,000	14,012,096
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% 01/17/2031	3.579%	8,000,000	7,984,040
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	3.739%	10,500,000	10,506,478
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	3.834%	6,000,000	6,001,050
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	8,350,000	8,316,504
Prestige Auto Receivables Trust(a)
Series 2016-2A Class A3
01/15/2021	1.760%	5,161,905	5,150,939
Regatta VII Funding Ltd.(a),(b)
Series 2016-1A Class A1
3-month USD LIBOR + 1.520% 12/20/2028	3.858%	10,000,000	10,000,110
Santander Drive Auto Receivables Trust
Series 2018-2 Class B
09/15/2022	3.030%	3,275,000	3,260,421
Subordinated Series 2018-5 Class C
12/16/2024	3.810%	4,660,000	4,671,862
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,775,000	2,764,232
Subordinated, Series 2017-3 Class C
12/15/2022	2.760%	1,200,000	1,184,422
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	7,692,000	7,676,967
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% 10/28/2043	3.409%	655,798	657,314
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	3.509%	10,250,000	10,227,604
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	3.689%	11,000,000	10,959,553
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	743,074	729,705
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	2,140,417	2,125,908

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	3.040%	5,120,000	5,104,294
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	3.240%	4,449,341	4,407,665
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	3.690%	1,165,000	1,111,023
Series 2008-3 Class B
3-month USD LIBOR + 1.200% 04/26/2083	3.690%	1,165,000	1,136,439
Series 2008-4 Class B
3-month USD LIBOR + 1.850% 04/25/2073	4.340%	1,165,000	1,198,316
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	4.340%	4,060,000	4,151,827
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.590%	6,558,617	6,619,435
Series 2008-6 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.340%	1,165,000	1,186,016
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.340%	1,165,000	1,191,686
Series 2008-8 Class B
3-month USD LIBOR + 2.250% 10/25/2075	4.740%	1,165,000	1,232,059
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	4.740%	1,165,000	1,206,796
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% 10/25/2034	3.465%	3,285,000	3,334,201
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	3.015%	7,231,134	7,186,427
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% 05/26/2026	2.965%	3,568,968	3,525,483
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,025,000	2,999,964
Series 2018-2 Class A2
04/26/2027	3.350%	9,785,000	9,712,570
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	2,114,368	2,082,731
Series 2016-C Class A2B
12/27/2032	2.360%	1,405,000	1,367,163
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	779,359
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,455,665
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	199,166
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	326,028
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.265%	325,097	326,587
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% 01/26/2031	3.578%	6,000,000	5,969,352
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
3-month USD LIBOR + 1.660% 10/20/2028	4.129%	15,000,000	15,008,625
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	3.770%	6,250,000	6,243,731
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	1,037,548	1,037,210
Series 2016-AA Class A
11/15/2029	2.900%	10,200,000	10,153,450
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,390,472
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	585,655
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	3.186%	364,811	364,933
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,247,351
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	3.689%	13,000,000	12,977,796

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	3.669%	6,750,000	6,731,694
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	3.769%	10,000,000	9,895,730
TICP CLO IX Ltd.(a),(b)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	3.609%	10,000,000	9,959,850
Toyota Auto Receivables Owner Trust
Series 2016-B Class A3
04/15/2020	1.300%	427,035	425,336
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	2.367%	849,539	849,538
Trinitas CLO VI Ltd.(a),(b)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	3.810%	6,000,000	6,004,524
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	4.090%	9,000,000	8,865,225
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
3-month USD LIBOR + 1.700% 10/25/2028	4.190%	16,175,000	16,175,809
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	493,118	491,008
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	3.646%	7,500,000	7,502,437
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% 01/20/2031	2.787%	10,000,000	9,949,820
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.886%	7,000,000	7,000,273
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	2.660%	9,000,000	8,845,862
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wellfleet CLO Ltd.(a),(b)
Series 2018-1A Class SUB
3-month USD LIBOR + 1.100% 07/17/2031	3.471%	17,000,000	16,889,075
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	3.999%	15,000,000	15,008,460
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	4,958,033
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	3.386%	5,500,000	5,448,971
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	3.720%	13,000,000	12,964,120
Zais CLO Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	3.726%	4,000,000	4,015,380
Total Asset-Backed Securities — Non-Agency (Cost $1,087,774,883)			1,084,227,307

Commercial Mortgage-Backed Securities - Agency 3.0%

Federal Home Loan Mortgage Corp.
01/01/2027	3.275%	2,968,264	2,924,632
08/01/2031	3.513%	2,779,800	2,680,681
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K028 Class X1
02/25/2023	0.419%	122,424,990	1,266,205
CMO Series K055 Class X1
03/25/2026	1.500%	2,149,130	176,116
CMO Series K057 Class X1
07/25/2026	1.326%	2,516,644	185,080
CMO Series K059 Class X1
09/25/2026	0.436%	7,394,322	155,009
CMO Series K060 Class X1
10/25/2026	0.199%	26,781,442	187,422
CMO Series K152 Class X1
01/25/2031	1.098%	4,376,620	359,079
CMO Series K718 Class X1
01/25/2022	0.758%	22,748,172	374,599
Series K069 Class X1
09/25/2027	0.496%	39,479,890	1,138,395

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K728 Class X1
08/25/2024	0.532%	289,567,024	5,908,905
Series K729 Class X1
10/25/2024	0.492%	182,815,337	3,341,023
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	3,330,000	3,248,572
Series K157 Class A3
08/25/2033	3.990%	6,145,000	6,301,333
Series K158 Class A3
10/25/2033	3.900%	4,385,000	4,384,742
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,764,837
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,631,376
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,906,657
Series KJ18 Class A1
03/25/2022	2.455%	5,018,030	4,942,450
Series KP03 Class A2
07/25/2019	1.780%	271,759	270,046
Federal National Mortgage Association
06/01/2023	4.650%	2,804,523	2,930,518
04/01/2027	3.320%	3,771,000	3,705,282
03/01/2028	3.690%	4,141,648	4,168,439
05/01/2028	2.780%	2,115,000	1,988,018
05/01/2028	3.010%	3,105,221	2,987,977
11/01/2028	2.810%	1,736,000	1,611,760
02/01/2029	4.140%	6,519,113	6,775,144
06/01/2029	3.210%	10,500,000	10,069,671
08/01/2029	3.245%	10,903,641	10,504,245
08/01/2029	3.580%	2,087,373	2,078,293
09/01/2029	3.180%	14,365,000	13,708,262
10/01/2029	3.200%	8,589,842	8,236,504
11/01/2029	3.100%	7,940,000	7,533,681
12/01/2029	3.090%	3,000,000	2,846,910
02/01/2030	3.370%	12,000,000	11,673,526
06/01/2030	3.710%	6,650,000	6,653,854
11/01/2030	3.820%	9,109,000	9,137,735
11/01/2031	2.770%	5,381,557	4,975,681
11/01/2031	3.400%	1,500,000	1,434,106
10/01/2032	3.180%	6,090,495	5,713,412
01/01/2037	3.610%	1,977,585	1,955,628
11/01/2037	3.210%	7,243,611	6,663,002
Federal National Mortgage Association(c)
Series 2013-M6 Class 1AC
02/25/2043	3.728%	5,225,000	5,040,193
Government National Mortgage Association(c),(d)
CMO Series 2011-38 Class IO
04/16/2053	0.090%	10,721,007	182,199
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-162 Class IO
09/16/2046	0.775%	83,742,984	2,926,817
CMO Series 2014-134 Class IA
01/16/2055	0.594%	24,381,018	604,137
CMO Series 2015-101 Class IO
03/16/2052	0.827%	16,181,721	874,773
CMO Series 2015-114
03/15/2057	0.939%	4,372,757	264,001
CMO Series 2015-120 Class IO
03/16/2057	0.861%	19,341,417	1,099,681
CMO Series 2015-125 Class IB
01/16/2055	1.285%	60,611,637	3,469,337
CMO Series 2015-125 Class IO
07/16/2055	0.770%	49,097,964	2,289,183
CMO Series 2015-146 Class IC
07/16/2055	0.846%	38,780,493	2,074,306
CMO Series 2015-171 Class IO
11/16/2055	0.891%	14,063,288	859,211
CMO Series 2015-174 Class IO
11/16/2055	0.942%	52,852,412	2,807,451
CMO Series 2015-21 Class IO
07/16/2056	0.991%	13,458,295	770,551
CMO Series 2015-29 Class EI
09/16/2049	0.753%	39,615,701	2,135,667
CMO Series 2015-41 Class IO
09/16/2056	0.671%	5,990,877	294,707
CMO Series 2015-6 Class IO
02/16/2051	0.720%	14,842,062	662,385
CMO Series 2015-70 Class IO
12/16/2049	1.034%	21,312,544	1,320,105
CMO Series 2016-39 Class IO
01/16/2056	0.834%	7,275,069	426,729
Series 2014-101 Class IO
04/16/2056	0.811%	50,048,815	2,458,508
Series 2016-152 Class IO
08/15/2058	0.926%	22,396,763	1,674,427
Series 2017-168 Class IO
12/16/2059	0.656%	34,514,760	2,123,914
Series 2018-110 Class IA
11/16/2059	0.738%	50,769,869	3,141,528
Series 2018-2 Class IO
12/16/2059	0.768%	19,962,472	1,378,888
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	2.624%	669,794	668,874

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
Series 2003-88 Class Z
03/16/2046	4.765%	1,014,896	1,031,268
Total Commercial Mortgage-Backed Securities - Agency (Cost $238,469,956)			227,077,647

Commercial Mortgage-Backed Securities - Non-Agency 5.9%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,136,828
225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	2,650,000	2,591,668
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,013,840
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,521,582
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	835,665
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	720,329
BBCMS Mortgage Trust(a),(c)
Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,615,885
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/2050	3.189%	4,645,000	4,623,972
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,142,280
BENCHMARK Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	26,436,197
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	15,627,157
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	9,726,118
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,106,212
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,645,812
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,020,000	2,009,872
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC27 Class A5
02/10/2048	3.137%	2,945,000	2,858,083
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,818,876
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	7,751,038
CityLine Commercial Mortgage Trust(a),(c)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,397,832
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,255,343
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,764,938	1,749,821
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,661,102
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	5,955,000	6,048,671
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,179,393
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,984,550
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,537,792
Series 2014-UBS6 Class A5
12/10/2047	3.644%	7,300,000	7,256,534
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,583,818
Series 2015-DC1 Class A5
02/10/2048	3.350%	18,924,000	18,456,869
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	811,237
Series 2015-PC1 Class A5
07/10/2050	3.902%	5,515,000	5,534,494
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	7,991,627
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	4,802,429
Commercial Mortgage Trust(c)
Series 2013-CR9 Class A4
07/10/2045	4.375%	4,855,255	4,997,283
Commercial Mortgage Trust(a),(c)
Series 2016-667M Class C
10/10/2036	3.285%	6,770,000	6,271,580

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,066,738
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,943,945	1,904,993
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	13,814,281
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% 05/15/2035	4.007%	2,839,952	2,827,090
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% 05/15/2035	4.307%	11,170,478	11,165,602
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,759,362
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,885,749
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,801,245
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	7,437	7,430
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	13,525,216
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	14,531,772
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,223,986
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,491,087
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,159,398
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,772,440
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,482,091
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,334,887
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,246,414	1,212,640
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,508,995
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	352,598
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	7,983,344
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	494,364	488,505
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	3,964,224
Series 2013-C13 Class A4
01/15/2046	3.994%	4,795,000	4,876,237
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2016-NINE Class A
10/06/2038	2.949%	3,235,000	3,011,355
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	776,353
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	2,705,000	2,721,424
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,938,215
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	505,883
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	982,468
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	7,794,765
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	1,952,000	1,989,129
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.961%	2,420,000	2,437,704
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,813,006
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% 11/15/2027	3.777%	2,525,751	2,526,068

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,565,581
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	26,459,047
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,168,582	5,039,323
Series 2013-C5 Class A4
03/10/2046	3.185%	5,410,000	5,339,227
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,910,216
Wells Fargo Commercial Mortgage Trust(a)
Series 2010-C1 Class A2
11/15/2043	4.393%	1,930,000	1,959,361
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	1,600,000	1,585,716
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,882,951
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	20,022,104
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/2044	4.394%	449,355	449,978
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	48,486	48,409
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,344,239
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $471,895,629)			448,944,221

Commercial Paper 0.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.2%
Ford Motor Credit Co. LLC(a)
04/09/2019	3.260%	10,000,000	9,885,350
Series 20 4-2
04/04/2019	3.210%	6,500,000	6,429,260
Total			16,314,610
Total Commercial Paper (Cost $16,321,168)			16,314,610
Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(e),(f)	1,728	382
Total Energy		382
Total Common Stocks (Cost $7,496)		382

Corporate Bonds & Notes 36.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	134,307
12/01/2024	7.500%	3,250,000	3,087,211
03/15/2025	7.500%	1,775,000	1,685,247
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,567,585
General Dynamics Corp.
05/11/2021	3.000%	9,065,000	9,012,169
L3 Technologies, Inc.
06/15/2028	4.400%	6,235,000	6,189,347
Lockheed Martin Corp.
12/15/2042	4.070%	1,690,000	1,569,008
Northrop Grumman Corp.
01/15/2025	2.930%	4,935,000	4,661,798
10/15/2047	4.030%	715,000	640,559
Spirit AeroSystems, Inc.
06/15/2028	4.600%	1,390,000	1,325,024
Textron, Inc.
03/01/2024	4.300%	690,000	694,891
03/01/2025	3.875%	300,000	291,162
TransDigm, Inc.
05/15/2025	6.500%	175,000	174,493
06/15/2026	6.375%	496,000	483,870
Total			31,516,671
Agencies 0.0%
Israel Government AID Bond(g)
03/15/2022	0.000%	3,000,000	2,678,574
Airlines 0.2%
American Airlines Pass-Through Trust
01/15/2023	4.950%	693,055	706,333
Continental Airlines Pass-Through Trust
02/02/2019	6.545%	644,898	647,317
04/19/2022	5.983%	2,643,164	2,763,624
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,829,349	2,974,655

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	655,025	694,147
06/03/2025	4.625%	3,033,989	3,085,488
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	6,782,176	6,370,227
Total			17,241,791
Apartment REIT 0.0%
AvalonBay Communities, Inc.
03/15/2020	6.100%	1,865,000	1,929,012
Automotive 1.7%
American Honda Finance Corp.
10/10/2023	3.625%	7,355,000	7,340,864
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	2.835%	1,030,000	1,025,076
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,353,764
Daimler Finance North America LLC(a)
07/05/2019	1.500%	5,500,000	5,444,169
03/02/2020	2.250%	1,500,000	1,476,401
05/04/2020	3.100%	2,135,000	2,121,959
05/04/2021	3.350%	3,555,000	3,518,245
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	109,347
Ford Motor Co.
02/01/2029	6.375%	925,000	922,505
01/15/2043	4.750%	2,640,000	1,989,765
12/08/2046	5.291%	1,415,000	1,136,770
Ford Motor Credit Co. LLC
11/04/2019	2.597%	2,282,000	2,251,380
01/15/2020	8.125%	1,000,000	1,041,478
06/12/2020	2.425%	1,855,000	1,798,773
11/02/2020	2.343%	7,595,000	7,289,438
08/03/2022	2.979%	5,305,000	4,894,674
09/20/2022	4.250%	1,100,000	1,059,500
01/09/2024	3.810%	3,430,000	3,141,719
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.080% 08/03/2022	3.662%	1,100,000	1,057,907
Ford Motor Credit Co., LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.305%	4,515,000	4,427,088
General Motors Co.
04/01/2025	4.000%	1,060,000	993,309
10/01/2028	5.000%	7,930,000	7,460,306
10/02/2043	6.250%	1,925,000	1,779,014
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
07/13/2020	3.200%	1,500,000	1,480,852
04/09/2021	3.550%	8,350,000	8,214,538
06/19/2023	4.150%	6,175,000	6,000,927
03/01/2026	5.250%	2,345,000	2,313,279
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	3.258%	3,690,000	3,668,805
Harley-Davidson Financial Services, Inc.(a)
02/15/2023	3.350%	8,355,000	8,113,332
Hyundai Capital America(a)
02/06/2019	2.550%	180,000	179,761
03/19/2020	2.600%	680,000	670,204
09/18/2020	2.750%	7,576,000	7,436,132
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	2,925,000	2,584,425
Lear Corp.
03/15/2024	5.375%	1,242,000	1,265,778
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,078,226
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,095,762
Schaeffler Finance BV(a)
05/15/2023	4.750%	5,590,000	5,479,502
Volkswagen Group of America Finance LLC(a)
11/13/2020	3.875%	2,125,000	2,127,310
11/12/2021	4.000%	2,965,000	2,949,941
11/13/2028	4.750%	8,135,000	7,751,671
Total			126,043,896
Banking 10.0%
AIB Group PLC(a)
10/12/2023	4.750%	5,905,000	5,819,732
Ally Financial, Inc.
03/30/2020	4.125%	50,000	49,946
03/30/2025	4.625%	150,000	147,601
Subordinated
11/20/2025	5.750%	350,000	357,839
American Express Co.
05/17/2021	3.375%	9,125,000	9,071,984
08/03/2023	3.700%	1,145,000	1,131,715
11/06/2025	4.200%	2,275,000	2,280,217
Banco Santander SA(a)
11/09/2022	4.125%	150,000	146,238
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	3.545%	1,400,000	1,394,546
Banco Santander SA
04/12/2023	3.848%	2,000,000	1,922,902

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.
10/19/2020	2.625%	2,000,000	1,968,236
01/11/2023	3.300%	2,000,000	1,949,822
01/22/2024	4.125%	3,000,000	3,014,652
Subordinated
01/22/2025	4.000%	795,000	770,718
04/21/2025	3.950%	2,500,000	2,412,230
03/03/2026	4.450%	2,000,000	1,971,602
Bank of America Corp.(h)
07/21/2021	2.369%	3,085,000	3,021,042
12/20/2023	3.004%	1,619,000	1,553,644
10/01/2025	3.093%	4,015,000	3,780,841
04/24/2028	3.705%	8,890,000	8,402,864
07/23/2029	4.271%	11,000,000	10,790,714
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,086,715
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	6,350,000	6,198,000
Bank of Montreal(b)
3-month USD LIBOR + 0.460% 04/13/2021	2.896%	1,400,000	1,401,492
Bank of Montreal
04/13/2021	3.100%	1,580,000	1,571,564
08/27/2021	1.900%	5,400,000	5,181,035
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	808,610
01/29/2023	2.950%	995,000	968,517
08/16/2023	2.200%	3,185,000	2,976,720
09/11/2024	3.250%	1,960,000	1,900,822
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	6,305,000	6,227,058
Barclays PLC
01/10/2023	3.684%	4,045,000	3,861,458
03/16/2025	3.650%	270,000	247,979
01/10/2028	4.337%	3,713,000	3,393,927
Barclays PLC(h)
05/16/2029	4.972%	9,450,000	8,996,409
BB&T Corp.
02/01/2019	2.250%	1,600,000	1,598,107
BB&T Corp.(i)
12/06/2023	3.750%	22,620,000	22,541,418
BBVA Bancomer SA(a)
Junior Subordinated
04/22/2020	7.250%	200,000	205,105
BNP Paribas SA(a)
03/01/2023	3.500%	5,740,000	5,544,851
01/09/2025	3.375%	2,755,000	2,560,580
08/14/2028	4.400%	345,000	331,714
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	4,325,000	4,269,614
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(a)
01/11/2028	3.250%	460,000	421,196
Subordinated
07/11/2024	4.625%	4,200,000	4,094,047
Capital One Financial Corp.
05/12/2020	2.500%	1,915,000	1,886,191
04/30/2021	3.450%	10,575,000	10,501,535
10/30/2024	3.300%	8,095,000	7,566,348
Capital One NA
01/31/2020	2.350%	2,430,000	2,400,184
07/23/2021	2.950%	1,050,000	1,025,493
Citibank NA
05/01/2020	3.050%	16,020,000	15,936,936
07/23/2021	3.400%	1,220,000	1,211,267
Citigroup, Inc.
12/07/2018	2.050%	8,000,000	7,999,102
05/22/2019	8.500%	3,000,000	3,073,842
07/29/2019	2.500%	21,000,000	20,915,853
08/09/2020	5.375%	5,000,000	5,143,220
03/30/2021	2.700%	4,340,000	4,243,530
05/01/2026	3.400%	10,695,000	9,959,719
Subordinated
06/10/2025	4.400%	4,250,000	4,180,304
05/18/2046	4.750%	2,910,000	2,681,652
Citigroup, Inc.(h)
01/24/2023	3.142%	4,155,000	4,053,244
Junior Subordinated
12/31/2049	5.950%	5,000,000	4,837,880
Comerica, Inc.
05/23/2019	2.125%	645,000	641,719
07/31/2023	3.700%	5,940,000	5,881,051
Subordinated
07/22/2026	3.800%	900,000	865,966
Compass Bank
09/29/2019	2.750%	1,400,000	1,394,355
Cooperatieve Rabobank UA
04/26/2021	3.125%	5,500,000	5,447,216
01/10/2023	2.750%	4,580,000	4,390,695
Credit Agricole SA(a)
04/24/2023	3.750%	9,040,000	8,797,023
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	4,764,752
Danske Bank A/S(a)
03/02/2020	2.200%	1,845,000	1,808,028
09/12/2023	3.875%	5,305,000	5,101,336
Deutsche Bank AG
01/22/2021	3.150%	6,945,000	6,701,835
05/12/2021	3.375%	1,988,000	1,929,797
01/13/2026	4.100%	1,500,000	1,345,689

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
08/08/2023	4.200%	4,000,000	3,963,248
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,778,946
11/21/2022	3.850%	1,000,000	986,929
Fifth Third Bancorp
03/01/2019	2.300%	310,000	309,504
06/15/2022	2.600%	1,595,000	1,535,020
Global Bank Corp.(a)
10/20/2021	4.500%	600,000	589,480
Goldman Sachs Group, Inc. (The)
10/23/2019	2.550%	6,000,000	5,960,166
06/15/2020	6.000%	2,030,000	2,102,146
01/24/2022	5.750%	3,800,000	3,987,606
07/08/2024	3.850%	3,605,000	3,510,369
01/23/2025	3.500%	4,375,000	4,138,724
01/26/2027	3.850%	2,855,000	2,694,315
Subordinated
10/21/2025	4.250%	2,300,000	2,214,700
05/22/2045	5.150%	2,100,000	2,011,361
Goldman Sachs Group, Inc. (The)(h)
10/31/2022	2.876%	4,515,000	4,370,543
04/23/2029	3.814%	3,135,000	2,913,515
05/01/2029	4.223%	7,820,000	7,483,982
Junior Subordinated
12/31/2049	5.700%	5,000,000	4,999,390
HSBC Holdings PLC(b)
3-month USD LIBOR + 0.600% 05/18/2021	3.240%	4,415,000	4,379,314
HSBC Holdings PLC(h)
09/12/2026	4.292%	5,865,000	5,714,041
HSBC U.S.A., Inc.
03/05/2020	2.350%	1,940,000	1,916,534
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,496,187
ING Groep NV(a)
01/06/2026	4.625%	9,150,000	9,123,062
ING Groep NV
10/02/2028	4.550%	4,550,000	4,456,174
JPMorgan Chase & Co.
04/23/2019	6.300%	5,000,000	5,063,650
10/15/2020	4.250%	2,000,000	2,024,354
01/24/2022	4.500%	1,000,000	1,023,779
07/15/2025	3.900%	10,300,000	10,110,748
10/01/2026	2.950%	1,180,000	1,072,550
Subordinated
05/01/2023	3.375%	1,000,000	973,235
09/10/2024	3.875%	5,440,000	5,320,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(h)
06/18/2022	3.514%	5,100,000	5,079,039
03/01/2025	3.220%	6,050,000	5,776,201
02/01/2028	3.782%	5,540,000	5,312,068
05/01/2028	3.540%	4,500,000	4,241,835
01/23/2029	3.509%	3,570,000	3,334,173
04/23/2029	4.005%	3,180,000	3,067,781
11/15/2048	3.964%	2,475,000	2,142,471
Junior Subordinated
12/31/2049	5.300%	5,905,000	5,960,212
12/31/2049	6.100%	5,000,000	5,043,935
JPMorgan Chase & Co.(h),(i)
12/05/2024	4.023%	6,645,000	6,629,059
12/05/2029	4.452%	7,910,000	7,894,481
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.868%	10,700,000	10,627,465
JPMorgan Chase Bank NA(h)
02/01/2021	2.604%	10,785,000	10,672,081
04/26/2021	3.086%	9,750,000	9,691,909
KeyCorp
10/29/2025	4.150%	3,805,000	3,815,738
Lloyds Bank PLC
05/07/2021	3.300%	4,000,000	3,949,104
Lloyds Banking Group PLC
08/16/2023	4.050%	8,230,000	8,028,414
03/22/2028	4.375%	1,975,000	1,848,679
Subordinated
11/04/2024	4.500%	5,560,000	5,341,992
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	3,000,000	2,820,648
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	2,983,926
Macquarie Group, Ltd.(a),(h)
01/15/2030	5.033%	9,390,000	9,279,921
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	8,430,000	8,417,195
Morgan Stanley
05/13/2019	7.300%	6,000,000	6,109,602
07/23/2025	4.000%	280,000	274,294
01/27/2026	3.875%	3,665,000	3,530,319
Subordinated
11/24/2025	5.000%	4,950,000	5,008,073
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	3.414%	12,955,000	12,954,961
3-month USD LIBOR + 0.930% 07/22/2022	3.399%	4,050,000	4,024,959

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(h)
07/22/2028	3.591%	7,245,000	6,748,102
01/24/2029	3.772%	4,315,000	4,065,554
07/22/2038	3.971%	755,000	674,660
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,000,300
MUFG Union Bank NA
05/06/2019	2.250%	825,000	822,270
National Australia Bank Ltd.(i)
11/04/2021	3.700%	7,540,000	7,546,628
Nationwide Building Society(a),(h)
08/01/2024	4.363%	8,135,000	7,929,006
Northern Trust Corp.(h)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,860,103
PNC Bank NA
04/29/2021	2.150%	2,050,000	1,980,876
PNC Financial Services Group, Inc. (The)
02/08/2020	5.125%	5,000,000	5,104,165
Royal Bank of Canada(b)
3-month USD LIBOR + 0.390% 04/30/2021	2.910%	4,710,000	4,702,111
Royal Bank of Canada
04/30/2021	3.200%	12,775,000	12,723,811
Royal Bank of Scotland Group PLC(h)
01/27/2030	5.076%	2,940,000	2,814,888
Santander Holdings U.S.A., Inc.
03/28/2022	3.700%	3,920,000	3,831,667
Santander UK Group Holdings PLC
08/05/2021	2.875%	4,175,000	4,019,732
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	9,990,000	9,888,572
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	5,972,000	5,611,112
Santander UK PLC
09/10/2019	2.350%	600,000	595,745
01/05/2021	2.500%	1,790,000	1,740,358
06/01/2021	3.400%	4,840,000	4,772,526
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	3.358%	3,415,000	3,402,323
State Street Corp.(h),(i)
12/03/2024	3.776%	1,330,000	1,331,420
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,666,188
SunTrust Bank
11/03/2025	4.050%	6,400,000	6,443,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,765,759
03/03/2021	2.900%	920,000	906,069
05/01/2025	4.000%	4,960,000	4,927,125
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	5,934,884
11/20/2023	3.900%	8,710,000	8,705,628
Synchrony Financial
07/23/2025	4.500%	2,135,000	1,950,466
U.S. Bancorp(h)
Junior Subordinated
12/31/2049	5.300%	2,980,000	2,878,427
UBS Group Funding Switzerland AG(a)
03/23/2028	4.253%	2,790,000	2,724,407
UniCredit SpA(a)
04/12/2022	3.750%	4,150,000	3,893,850
Wells Fargo & Co.
07/22/2022	2.625%	6,830,000	6,543,481
04/22/2026	3.000%	9,000,000	8,278,137
10/23/2026	3.000%	10,280,000	9,387,110
Wells Fargo & Co.(h)
05/22/2028	3.584%	3,690,000	3,487,404
Wells Fargo Bank NA
12/06/2019	2.150%	5,060,000	5,011,171
01/15/2020	2.400%	5,000,000	4,955,295
Wells Fargo Bank NA(h)
07/23/2021	3.325%	6,670,000	6,640,885
Westpac Banking Corp.
01/11/2022	2.800%	1,961,000	1,914,175
Total			767,296,201
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	2,884,843
01/20/2043	6.500%	600,000	598,232
Nasdaq, Inc.
01/15/2020	5.550%	600,000	614,107
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,053,771
Stifel Financial Corp.
12/01/2020	3.500%	980,000	971,954
07/18/2024	4.250%	750,000	746,114
Total			6,869,021
Building Materials 0.2%
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	366,773
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	148,000	134,310

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CRH America Finance, Inc.(a)
04/04/2048	4.500%	3,545,000	3,094,672
Fortune Brands Home & Security, Inc.
09/21/2023	4.000%	6,440,000	6,379,045
Standard Industries, Inc.(a)
10/15/2025	6.000%	1,853,000	1,805,465
U.S. Concrete, Inc.
06/01/2024	6.375%	2,925,000	2,771,475
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,147,451
Total			16,699,191
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,065,556
09/01/2023	5.750%	1,000,000	1,008,536
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	221,201
02/15/2026	5.750%	125,000	125,064
05/01/2027	5.125%	758,000	719,863
05/01/2027	5.875%	516,000	507,256
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	1,415,000	1,406,588
02/15/2028	3.750%	450,000	404,606
10/23/2045	6.484%	4,170,000	4,178,428
Comcast Corp.
02/15/2028	3.150%	2,000,000	1,837,214
10/15/2028	4.150%	4,695,000	4,651,745
10/15/2030	4.250%	1,610,000	1,589,046
10/15/2048	4.700%	6,885,000	6,705,067
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	485,679
08/15/2024	3.150%	3,005,000	2,845,891
CSC Holdings LLC
02/15/2019	8.625%	250,000	252,311
CSC Holdings LLC(a)
12/15/2021	5.125%	1,300,000	1,294,784
07/15/2023	5.375%	1,482,000	1,470,885
07/15/2025	7.750%	350,000	366,725
05/15/2026	5.500%	2,584,000	2,507,059
02/01/2028	5.375%	1,193,000	1,121,254
04/01/2028	7.500%	3,300,000	3,399,964
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,404,059
07/15/2022	5.875%	300,000	286,644
07/01/2026	7.750%	3,489,000	3,087,521
Intelsat Jackson Holdings SA
08/01/2023	5.500%	182,000	160,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	786,000	778,312
07/15/2025	9.750%	1,416,000	1,461,636
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,337,796
01/15/2023	2.875%	720,000	697,548
Time Warner Cable LLC
07/01/2038	7.300%	215,000	231,685
09/01/2041	5.500%	5,255,000	4,724,019
Time Warner Cable, Inc.
02/01/2020	5.000%	1,500,000	1,520,109
09/01/2021	4.000%	1,500,000	1,491,570
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,820,000	2,194,325
UPCB Finance IV Ltd.(a)
01/15/2025	5.375%	3,450,000	3,308,578
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,760,876
Videotron Ltd.(a)
04/15/2027	5.125%	122,000	115,584
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	313,000	293,433
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,800,000	1,614,274
Total			69,633,417
Chemicals 0.6%
Albemarle Corp.
12/01/2024	4.150%	535,000	533,063
12/01/2044	5.450%	545,000	532,139
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	210,237
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,616,000	1,564,046
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	101,662
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,137,626
Chemours Co. (The)
05/15/2023	6.625%	182,000	185,192
Dow Chemical Co. (The)
05/15/2019	8.550%	6,500,000	6,649,247
Dow Chemical Co. (The)(a)
11/30/2025	4.550%	3,130,000	3,137,449
DowDuPont, Inc.
11/15/2025	4.493%	5,755,000	5,813,431
11/15/2048	5.419%	5,795,000	5,949,871

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eastman Chemical Co.
12/01/2028	4.500%	6,935,000	6,771,334
10/15/2044	4.650%	2,511,000	2,195,109
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,022,599
LYB International Finance BV
07/15/2043	5.250%	1,215,000	1,144,455
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	1,889,788
02/26/2055	4.625%	455,000	376,933
Mexichem SAB de CV(a)
01/15/2048	5.500%	4,250,000	3,529,493
Mosaic Co. (The)
11/15/2043	5.625%	985,000	974,335
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	88,000	85,825
PQ Corp.(a)
11/15/2022	6.750%	279,000	290,073
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,686,452
SASOL Financing USA LLC
03/27/2024	5.875%	925,000	923,514
Sherwin-Williams Co. (The)
08/01/2025	3.450%	755,000	715,338
Total			49,419,211
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,477,188
11/29/2022	2.550%	2,545,000	2,446,140
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,162,969
09/15/2026	5.875%	215,000	209,137
05/15/2027	5.500%	278,000	262,297
Total			12,557,731
Consumer Cyclical Services 0.3%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,478,858
Expedia Group, Inc.
02/15/2028	3.800%	5,895,000	5,347,702
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,020,529
03/01/2026	4.000%	1,350,000	1,261,462
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	1,826,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Union Co. (The)(b)
3-month USD LIBOR + 0.800% 05/22/2019	3.453%	5,000,000	5,004,890
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,223,701
Total			23,163,992
Consumer Products 0.1%
Central Garden & Pet Co.
02/01/2028	5.125%	1,328,000	1,208,056
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	1,548,000	1,416,539
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	644,644
Newell Brands, Inc.
04/01/2046	5.500%	2,175,000	1,963,020
Newell, Inc.
04/01/2026	4.200%	4,150,000	3,950,568
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	52,553
12/15/2026	5.250%	235,000	219,956
Valvoline, Inc.
08/15/2025	4.375%	1,022,000	941,201
Total			10,396,537
Diversified Manufacturing 0.8%
EnerSys (a)
04/30/2023	5.000%	200,000	195,143
General Electric Co.
01/08/2020	5.500%	3,302,000	3,322,661
01/09/2020	2.200%	7,300,000	7,099,228
10/17/2021	4.650%	5,640,000	5,545,152
09/07/2022	3.150%	337,000	309,410
10/09/2022	2.700%	139,000	125,394
01/09/2023	3.100%	1,007,000	913,584
01/05/2026	5.550%	3,790,000	3,648,675
01/14/2038	5.875%	1,196,000	1,112,681
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	3.096%	5,380,000	3,806,490
Itron, Inc.(a)
01/15/2026	5.000%	600,000	557,892
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,410,153
Kennametal, Inc.
06/15/2028	4.625%	6,345,000	6,151,922
Nvent Finance Sarl
04/15/2028	4.550%	4,420,000	4,279,625

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roper Technologies, Inc.
09/15/2023	3.650%	5,170,000	5,089,880
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,614,318
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,740,675
Wabtec Corp.(b)
3-month USD LIBOR + 1.050% 09/15/2021	3.382%	1,775,000	1,774,936
Wabtec Corp.
09/15/2028	4.700%	6,645,000	6,285,353
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	129,000	137,403
Total			57,120,575
Electric 3.1%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	861,390
AEP Texas Central Co.
02/15/2033	6.650%	1,730,000	2,125,786
AES Corp.
09/01/2027	5.125%	118,000	116,445
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	7,000,000	6,867,406
Ameren Corp.
02/15/2026	3.650%	590,000	571,349
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	728,219
12/01/2028	4.300%	9,325,000	9,319,573
Calpine Corp.(a)
01/15/2024	5.875%	75,000	75,007
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,172,541
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	2,275,000	2,138,987
11/15/2030	4.550%	2,530,000	2,523,174
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,397,698
CMS Energy Corp.
03/01/2024	3.875%	1,275,000	1,264,068
02/15/2027	2.950%	80,000	72,346
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	1,310,000	1,156,100
06/15/2047	3.875%	2,050,000	1,819,338
Consumers Energy Co.
04/15/2049	4.350%	2,905,000	2,871,970
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	681,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.(h)
Junior Subordinated
07/01/2019	2.962%	845,000	842,565
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,224,345
Duke Energy Corp.
09/01/2026	2.650%	7,445,000	6,641,141
Duke Energy Progress LLC
08/15/2025	3.250%	3,000,000	2,906,763
03/30/2044	4.375%	960,000	938,700
09/15/2047	3.600%	1,175,000	1,007,138
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,780,000	1,685,669
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,216,695
Enel Americas SA
10/25/2026	4.000%	375,000	348,533
Enel Finance International NV(a)
09/14/2025	4.625%	6,560,000	6,197,094
04/06/2028	3.500%	2,370,000	1,984,674
Entergy Mississippi, Inc.
07/01/2023	3.100%	2,000,000	1,950,300
Entergy Texas, Inc.
12/01/2027	3.450%	3,335,000	3,161,920
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,278,507
04/15/2046	4.450%	1,050,000	971,364
Exelon Corp.(h)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,460,514
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	1,988,710
Fortis, Inc.
10/04/2021	2.100%	2,420,000	2,301,679
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,325,988
ITC Holdings Corp.
06/15/2024	3.650%	3,810,000	3,724,206
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	2,000,000	2,063,254
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,260,478
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	649,039
Metropolitan Edison Co.
01/15/2019	7.700%	2,115,000	2,126,013

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidAmerican Energy Co.
05/01/2046	4.250%	3,433,000	3,352,785
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	7,535,000	7,299,667
National Rural Utilities Cooperative Finance Corp.(h)
Subordinated
04/20/2046	5.250%	1,750,000	1,722,688
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.062%	13,845,000	13,578,290
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	3,000,000	2,954,514
Niagara Mohawk Power Corp.(a),(i)
12/15/2028	4.278%	15,800,000	15,875,145
NRG Energy, Inc.
05/01/2024	6.250%	1,352,000	1,385,346
Oglethorpe Power Corp.(a)
10/01/2048	5.050%	4,670,000	4,555,370
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	2,000,000	2,202,104
Pacific Gas & Electric Co.
06/15/2025	3.500%	2,591,000	2,239,552
03/01/2034	6.050%	2,917,000	2,784,863
06/15/2043	4.600%	1,190,000	975,040
12/01/2046	4.000%	3,340,000	2,521,506
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,839,878
PNM Resources, Inc.
03/09/2021	3.250%	4,145,000	4,090,539
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	606,979
03/15/2024	3.950%	1,200,000	1,195,805
PSEG Power LLC
06/01/2023	3.850%	5,540,000	5,478,046
Public Service Co. of Oklahoma
02/01/2021	4.400%	3,500,000	3,536,323
San Diego Gas & Electric Co.
05/15/2048	4.125%	4,250,000	3,953,405
Southern Co. (The)
07/01/2036	4.250%	745,000	688,493
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	5,834,947
09/15/2028	4.100%	1,875,000	1,846,571
Southwestern Public Service Co.
11/15/2048	4.400%	5,815,000	5,629,089
Tampa Electric Co.
06/15/2049	4.450%	2,875,000	2,751,456
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,114,296
Tucson Electric Power Co.
03/15/2023	3.850%	3,100,000	3,092,941
12/01/2048	4.850%	5,625,000	5,654,171
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,292,329
12/01/2048	4.600%	6,460,000	6,428,830
Vistra Energy Corp.
11/01/2022	7.375%	6,535,000	6,778,827
11/01/2024	7.625%	466,000	495,249
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	3,350,000	3,297,418
Xcel Energy, Inc.
06/01/2025	3.300%	2,535,000	2,441,494
Total			234,511,898
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	4,000,000	4,002,756
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%	3,505,000	3,523,994
10/01/2021	5.000%	6,000,000	6,120,672
Air Lease Corp.
03/01/2020	4.750%	4,530,000	4,586,503
01/15/2022	3.500%	7,060,000	6,936,711
Aircastle Ltd.
09/25/2023	4.400%	4,770,000	4,684,092
Ares Capital Corp.
01/19/2022	3.625%	3,635,000	3,546,753
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,120,000	3,064,732
01/30/2024	4.375%	16,150,000	15,990,535
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	4,000,000	4,015,260
CIT Group, Inc.
08/01/2023	5.000%	325,000	326,105
GATX Corp.
02/15/2024	4.350%	8,155,000	8,165,658
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	13,022,000	12,385,563
11/15/2025	3.373%	2,980,000	2,569,219
11/15/2035	4.418%	8,645,000	6,983,042
Navient Corp.
01/25/2023	5.500%	50,000	47,152
10/25/2024	5.875%	350,000	315,036
Total			87,263,783

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/ InBev Worldwide, Inc.(a)
02/01/2026	3.650%	8,470,000	7,989,920
02/01/2046	4.900%	8,060,000	7,496,711
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	3,500,000	3,303,563
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	2,560,000	2,295,450
Archer-Daniels-Midland Co.(i)
03/15/2049	4.500%	3,540,000	3,502,296
Bacardi Ltd.(a)
05/15/2048	5.300%	7,260,000	6,690,939
Brown-Forman Corp.
04/15/2025	3.500%	3,290,000	3,240,212
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	7,615,000	7,521,237
Campbell Soup Co.
03/15/2021	3.300%	4,145,000	4,097,954
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,575,504
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	932,000	767,592
General Mills, Inc.
04/17/2028	4.200%	3,470,000	3,344,209
JBS U.S.A. LUX SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	96,739
Kraft Heinz Foods Co.
02/10/2020	5.375%	1,000,000	1,021,159
06/15/2023	4.000%	7,135,000	7,039,933
07/15/2025	3.950%	4,000,000	3,842,596
06/01/2026	3.000%	1,000,000	884,108
06/01/2046	4.375%	1,600,000	1,306,035
Maple Escrow Subsidiary, Inc.(a)
05/25/2021	3.551%	2,405,000	2,387,340
Molson Coors Brewing Co.
07/15/2019	1.450%	2,000,000	1,976,812
03/15/2020	2.250%	1,625,000	1,596,004
Mondelez International, Inc.(a)
10/28/2019	1.625%	6,000,000	5,902,164
Mondelez International, Inc.
05/07/2020	3.000%	3,870,000	3,849,423
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,228,729
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	767,000	726,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	422,000	387,199
03/01/2027	5.750%	1,341,000	1,260,119
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,084,855
Sysco Corp.
03/15/2025	3.550%	4,200,000	4,061,282
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	3.096%	2,015,000	2,009,356
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	192,208
Total			92,678,368
Gaming 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	78,000	71,521
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	142,786
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	126,804
04/15/2026	5.375%	3,410,000	3,397,574
01/15/2029	5.300%	2,190,000	2,109,570
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	165,000	169,541
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	975,000	984,258
09/01/2026	4.500%	1,915,000	1,763,633
01/15/2028	4.500%	25,000	22,076
MGM Resorts International
03/15/2023	6.000%	4,228,000	4,298,578
09/01/2026	4.625%	245,000	223,209
Scientific Games International, Inc.
12/01/2022	10.000%	3,818,000	3,957,620
Studio City Co., Ltd.(a)
11/30/2021	7.250%	600,000	609,064
Total			17,876,234
Health Care 1.4%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,686,804
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	258,000	253,082
Ascension Health Alliance
11/15/2046	3.945%	375,000	346,559
Barnabas Health, Inc.
07/01/2028	4.000%	4,000,000	3,963,560

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.261%	2,000,000	1,989,532
3-month USD LIBOR + 1.030% 06/06/2022	3.353%	2,963,000	2,955,231
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	1,926,594
12/15/2024	3.734%	158,000	152,453
05/15/2044	4.875%	1,945,000	1,851,146
Boston Scientific Corp.
01/15/2020	6.000%	4,000,000	4,106,028
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	780,000	753,328
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	838,000	415,054
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	399,000	406,438
06/30/2024	8.125%	4,393,000	3,363,254
CVS Health Corp.
12/05/2023	4.000%	515,000	511,021
07/20/2025	3.875%	877,000	851,572
06/01/2026	2.875%	2,320,000	2,092,510
03/25/2038	4.780%	1,270,000	1,212,586
07/20/2045	5.125%	525,000	512,243
03/25/2048	5.050%	9,250,000	9,001,545
DaVita, Inc.
08/15/2022	5.750%	150,000	152,387
05/01/2025	5.000%	150,000	141,124
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	826,880
Express Scripts Holding Co.
11/15/2021	4.750%	825,000	846,495
07/15/2023	3.000%	620,000	590,511
03/01/2027	3.400%	2,190,000	2,016,508
07/15/2046	4.800%	6,819,000	6,418,432
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	8,000,000	8,110,736
HCA, Inc.
02/15/2020	6.500%	2,595,000	2,668,522
02/15/2022	7.500%	125,000	134,932
05/01/2023	4.750%	175,000	174,903
03/15/2024	5.000%	175,000	175,504
02/01/2025	5.375%	5,275,000	5,322,417
04/15/2025	5.250%	2,160,000	2,181,010
IQVIA, Inc.(a)
10/15/2026	5.000%	300,000	288,750
Kaiser Foundation Hospitals
05/01/2047	4.150%	2,000,000	1,907,902
Mayo Clinic
11/15/2052	4.128%	750,000	726,479
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McKesson Corp.
05/30/2029	4.750%	9,380,000	9,340,332
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,439,851
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	967,263
NYU Langone Hospitals
07/01/2042	4.428%	3,507,000	3,427,689
07/01/2043	5.750%	705,000	837,492
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	69,000	68,749
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,076,463
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	39,970
Sutter Health
08/15/2053	2.286%	2,300,000	2,261,031
Teleflex, Inc.
11/15/2027	4.625%	572,000	535,331
Tenet Healthcare Corp.
02/01/2020	6.750%	2,800,000	2,863,022
04/01/2021	4.500%	559,000	553,420
10/01/2021	4.375%	25,000	24,606
06/15/2023	6.750%	375,000	370,373
07/15/2024	4.625%	1,301,000	1,241,858
05/01/2025	5.125%	106,000	100,837
08/01/2025	7.000%	154,000	150,637
Texas Health Resources
11/15/2055	4.330%	700,000	675,010
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.089%	4,145,000	4,133,751
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	928,049
Total			108,069,766
Healthcare Insurance 0.6%
Aetna, Inc.
06/01/2021	4.125%	7,000,000	7,053,403
Anthem, Inc.
08/15/2019	2.250%	5,000,000	4,967,020
01/15/2043	4.650%	3,250,000	3,071,179
Centene Corp.(a)
06/01/2026	5.375%	800,000	808,832
Cigna Corp.
10/15/2027	3.050%	3,015,000	2,694,867

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halfmoon Parent, Inc.(a)
07/15/2023	3.750%	4,445,000	4,383,090
11/15/2025	4.125%	4,559,000	4,503,006
10/15/2028	4.375%	3,750,000	3,686,145
08/15/2038	4.800%	2,000,000	1,928,822
Humana, Inc.
10/01/2019	2.625%	4,320,000	4,296,538
Molina Healthcare, Inc.
11/15/2022	5.375%	831,000	829,331
UnitedHealth Group, Inc.
07/15/2045	4.750%	2,460,000	2,539,672
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,118,000	1,111,598
Total			41,873,503
Healthcare REIT 0.5%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	8,000,000	8,007,832
HCP, Inc.
02/01/2020	2.625%	6,000,000	5,940,846
11/15/2023	4.250%	4,896,000	4,872,724
08/15/2024	3.875%	782,000	757,895
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	550,000	529,637
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	3,455,000	3,411,443
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	946,562
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	3,000,000	2,971,392
Welltower, Inc.
04/01/2019	4.125%	9,651,000	9,654,841
Total			37,093,172
Home Construction 0.3%
AV Homes, Inc.
05/15/2022	6.625%	3,101,000	3,116,703
Lennar Corp.
11/15/2024	5.875%	146,000	146,355
06/01/2026	5.250%	2,323,000	2,227,167
11/29/2027	4.750%	11,000	10,125
Mattamy Group Corp.(a)
12/15/2023	6.875%	4,037,000	3,886,517
Meritage Homes Corp.
04/01/2022	7.000%	198,000	204,930
06/06/2027	5.125%	200,000	177,149
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,678,605
01/15/2027	5.000%	1,425,000	1,324,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,384,541
William Lyon Homes, Inc.
01/31/2025	5.875%	3,100,000	2,659,887
Total			18,816,327
Independent Energy 0.3%
Afren PLC(a),(j)
12/09/2020	0.000%	195,167	20
Anadarko Petroleum Corp.
07/15/2024	3.450%	2,100,000	1,992,367
Anadarko Petroleum Corp.(g)
10/10/2036	0.000%	3,000,000	1,257,432
Apache Corp.
01/15/2023	2.625%	1,500,000	1,411,891
10/15/2028	4.375%	4,165,000	3,912,976
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	804,126
CNX Resources Corp.
04/15/2022	5.875%	1,200,000	1,174,975
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,516,482
Continental Resources, Inc.
04/15/2023	4.500%	385,000	376,391
06/01/2024	3.800%	1,683,000	1,588,520
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	187,000	175,072
Devon Energy Corp.
07/15/2041	5.600%	2,000,000	1,874,880
Diamondback Energy, Inc.
11/01/2024	4.750%	424,000	411,801
05/31/2025	5.375%	1,591,000	1,573,574
EOG Resources, Inc.
03/15/2023	2.625%	1,195,000	1,138,646
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	87,979
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	159,218
Matador Resources Co.(a)
09/15/2026	5.875%	550,000	522,709
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,807,712
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	747,273
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	956,613
08/15/2025	5.250%	312,000	296,300

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc.
03/01/2026	5.625%	35,000	32,090
Range Resources Corp.
05/15/2025	4.875%	350,000	318,500
WPX Energy, Inc.
01/15/2022	6.000%	161,000	162,190
09/15/2024	5.250%	78,000	74,293
Total			26,374,030
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/06/2028	4.234%	3,685,000	3,696,773
BP Capital Markets PLC
05/06/2022	3.245%	1,875,000	1,851,075
05/10/2023	2.750%	1,500,000	1,440,006
Cenovus Energy, Inc.
11/15/2039	6.750%	8,555,000	8,267,612
Chevron Corp.
06/24/2023	3.191%	700,000	687,539
05/16/2026	2.954%	2,490,000	2,341,113
Eni SpA(a)
09/12/2028	4.750%	810,000	774,212
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	2,999,298
Total			22,057,628
Leisure 0.0%
Cinemark U.S.A., Inc.
06/01/2023	4.875%	1,500,000	1,458,251
Life Insurance 0.9%
Aflac, Inc.
01/15/2049	4.750%	4,130,000	4,076,802
AIG Global Funding(a)
07/02/2020	2.150%	590,000	577,630
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,582,166
Athene Global Funding(a)
04/20/2020	2.750%	2,385,000	2,353,611
07/01/2022	3.000%	1,270,000	1,231,217
Athene Holding Ltd.
01/12/2028	4.125%	3,235,000	2,945,956
AXA Equitable Holdings, Inc.(a)
04/20/2048	5.000%	4,905,000	4,330,781
Brighthouse Financial, Inc.
06/22/2027	3.700%	1,385,000	1,181,476
06/22/2047	4.700%	7,960,000	5,981,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,346,972
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,530,000	1,482,188
Jackson National Life Global Funding(a)
01/30/2020	2.200%	4,960,000	4,899,508
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,139,557
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	955,000	856,519
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2040	6.063%	325,000	389,204
09/30/2047	3.850%	2,990,000	2,652,013
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,850,000	4,832,637
09/13/2019	1.450%	2,825,000	2,787,244
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,488,280
05/15/2023	3.125%	667,000	648,386
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	7,740,000	7,687,546
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	4,077,000	4,170,363
05/15/2047	4.270%	4,575,000	4,276,353
Unum Group
05/15/2021	3.000%	1,250,000	1,228,560
Total			66,146,734
Lodging 0.2%
Marriott International, Inc.
12/01/2023	4.150%	5,795,000	5,748,565
06/15/2026	3.125%	1,460,000	1,316,802
12/01/2028	4.650%	5,770,000	5,639,344
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,379,818
Total			15,084,529
Media and Entertainment 0.6%
21st Century Fox America, Inc.
03/01/2019	6.900%	5,000,000	5,045,230
08/15/2020	5.650%	1,760,000	1,824,154
03/15/2033	6.550%	1,000,000	1,241,048
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	768,286

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,449,553
CBS Corp.(a)
06/01/2023	2.900%	3,330,000	3,185,938
Clear Channel International BV(a)
12/15/2020	8.750%	537,000	549,646
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	1,625,000	1,653,678
11/15/2022	6.500%	1,045,000	1,056,649
Discovery Communications LLC(a)
11/15/2019	2.750%	3,000,000	2,976,321
06/15/2022	3.500%	3,739,000	3,668,871
Discovery Communications LLC
09/20/2037	5.000%	1,067,000	986,766
Electronic Arts, Inc.
03/01/2021	3.700%	2,000,000	2,007,548
Grupo Televisa SAB
05/13/2045	5.000%	1,000,000	841,218
Interpublic Group of Companies, Inc. (The)
10/01/2020	3.500%	1,770,000	1,765,508
Lin Television Corp.
11/15/2022	5.875%	300,000	304,467
Nielsen Finance Co. SARL (The)(a)
10/01/2021	5.500%	75,000	75,283
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	3,350,000	3,275,617
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	76,474
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	550,000	524,150
Time Warner, Inc.
06/01/2024	3.550%	895,000	859,829
Univision Communications, Inc.(a)
02/15/2025	5.125%	100,000	91,049
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,416,849
04/30/2036	6.875%	5,910,000	6,485,309
Warner Media LLC
02/15/2027	3.800%	735,000	685,770
Total			44,815,211
Metals and Mining 0.1%
Constellium NV(a)
05/15/2024	5.750%	320,000	300,713
Freeport-McMoRan, Inc.
03/15/2023	3.875%	543,000	506,383
03/15/2043	5.450%	132,000	107,856
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	137,000	142,175
Novelis Corp.(a)
09/30/2026	5.875%	195,000	181,725
Southern Copper Corp.
11/08/2022	3.500%	130,000	126,155
04/23/2025	3.875%	600,000	563,884
11/08/2042	5.250%	1,400,000	1,285,836
Vale Overseas Ltd.
01/11/2022	4.375%	36,000	36,582
08/10/2026	6.250%	416,000	444,071
11/10/2039	6.875%	80,000	90,456
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	99,104
Total			3,884,940
Midstream 1.2%
Buckeye Partners LP
12/01/2026	3.950%	1,550,000	1,385,626
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,206,994
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	49,752
Enbridge, Inc.
06/10/2024	3.500%	1,182,000	1,134,711
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	592,326
06/01/2027	5.500%	1,692,000	1,687,186
Energy Transfer Partners LP
02/01/2024	4.900%	5,605,000	5,618,329
10/01/2043	5.950%	350,000	325,616
03/15/2045	5.150%	2,775,000	2,370,325
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	989,709
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	496,861
02/15/2025	3.750%	600,000	584,831
10/16/2028	4.150%	8,185,000	7,988,879
05/15/2046	4.900%	1,400,000	1,338,372
Enterprise Products Operating LLC(h)
02/15/2078	5.375%	7,295,000	6,246,730
EQT Midstream Partners LP
07/15/2028	5.500%	4,200,000	4,113,131
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	298,224
01/15/2022	6.750%	150,000	126,700
06/15/2023	6.750%	200,000	167,964

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	5,990,000	5,902,684
03/15/2032	7.750%	795,000	950,119
01/15/2038	6.950%	325,000	359,925
09/01/2039	6.500%	1,000,000	1,052,647
11/15/2040	7.500%	910,000	1,039,512
Kinder Morgan, Inc.
12/01/2034	5.300%	1,000,000	963,165
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	281,649
MPLX LP
12/01/2024	4.875%	325,000	328,952
06/01/2025	4.875%	200,000	201,162
03/01/2047	5.200%	1,500,000	1,362,870
04/15/2058	4.900%	5,660,000	4,682,207
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	148,868
08/15/2027	4.875%	412,000	393,428
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	1,834,324
Peru LNG Srl(a)
03/22/2030	5.375%	650,000	628,980
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,138,040
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,000,000	958,794
10/15/2025	4.650%	1,500,000	1,453,594
06/01/2042	5.150%	2,185,000	1,890,324
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	500,000	500,918
04/15/2020	5.625%	3,583,000	3,629,866
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,522,727	2,585,889
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,455,794
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	206,675
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	2,000,000	1,760,106
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	139,891
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	97,084
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	492,030
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	2,465,000	2,981,664
04/01/2037	7.625%	550,000	664,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	955,958
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	4,339,715
Williams Companies, Inc. (The)
11/15/2020	4.125%	1,000,000	1,003,213
01/15/2023	3.700%	800,000	778,457
01/15/2025	3.900%	1,050,000	1,012,121
04/15/2040	6.300%	3,150,000	3,279,364
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,763,294
Total			93,939,915
Natural Gas 0.2%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	1,917,333
Boston Gas Co.(a)
08/01/2027	3.150%	1,842,000	1,714,815
KeySpan Corp.
11/15/2030	8.000%	670,000	869,610
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,172,713
Sempra Energy
02/15/2019	9.800%	1,000,000	1,012,598
11/15/2020	2.850%	3,455,000	3,394,209
06/15/2024	3.550%	1,500,000	1,448,229
06/15/2027	3.250%	242,000	222,059
02/01/2048	4.000%	2,920,000	2,420,403
Total			14,171,969
Office REIT 0.3%
Boston Properties LP
11/15/2020	5.625%	4,590,000	4,740,364
02/01/2023	3.850%	2,500,000	2,472,815
12/01/2028	4.500%	8,105,000	8,104,270
Highwoods Realty LP
06/15/2021	3.200%	2,275,000	2,235,556
SL Green Operating Partnership LP
10/15/2022	3.250%	2,825,000	2,723,526
Total			20,276,531
Oil Field Services 0.1%
Baker Hughes a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,250,000	1,825,531
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	2,100,000	2,061,196
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	550,000	536,353

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	562,000	550,384
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	472,600	463,934
Total			5,437,398
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,733,582
ORIX Corp.
12/04/2024	3.250%	3,115,000	2,971,268
Total			6,704,850
Other Industry 0.4%
Anixter, Inc.
03/01/2023	5.500%	75,000	75,418
Ferguson Finance PLC(a)
10/24/2028	4.500%	5,710,000	5,574,005
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,312,649
Fluor Corp.
09/15/2028	4.250%	3,375,000	3,231,316
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	1,475,000	1,401,139
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,839,051
07/01/2116	3.885%	1,850,000	1,565,786
Northwestern University
12/01/2057	3.662%	1,350,000	1,227,239
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,603,117
07/15/2056	3.300%	2,230,000	1,882,216
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,645,614
University of Southern California
10/01/2039	3.028%	4,525,000	3,974,407
Total			27,331,957
Other REIT 0.3%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	3,196,000	3,172,183
04/15/2023	3.750%	3,000,000	2,958,861
Digital Realty Trust LP
02/01/2020	5.875%	4,000,000	4,084,420
Duke Realty LP
02/15/2021	3.875%	3,150,000	3,165,104
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,005,749
02/01/2026	4.500%	520,000	514,876
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,436,843
Life Storage LP
12/15/2027	3.875%	2,500,000	2,337,510
ProLogis LP
08/15/2023	4.250%	1,600,000	1,644,709
Select Income REIT
05/15/2024	4.250%	1,865,000	1,779,523
Total			23,099,778
Packaging 0.2%
Amcor Finance U.S.A., Inc.(a)
04/28/2026	3.625%	1,250,000	1,170,431
05/15/2028	4.500%	2,000,000	1,962,338
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	750,000	730,913
05/15/2024	7.250%	575,000	581,291
02/15/2025	6.000%	800,000	744,526
Ball Corp.
11/15/2023	4.000%	300,000	292,410
03/15/2026	4.875%	600,000	590,544
Berry Global, Inc.
07/15/2023	5.125%	168,000	166,662
Berry Global, Inc.(a)
02/15/2026	4.500%	580,000	545,630
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	250,000	232,856
Multi-Color Corp.(a)
11/01/2025	4.875%	123,000	110,397
OI European Group BV(a)
03/15/2023	4.000%	134,000	125,319
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	49,741
08/15/2023	5.875%	100,000	100,029
01/15/2025	5.375%	150,000	143,631
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	7,396,230	7,387,473
Total			14,934,191
Paper 0.2%
International Paper Co.
11/15/2039	7.300%	2,000,000	2,354,256
08/15/2047	4.400%	55,000	46,454
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,586,355

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westrock Co.(a),(i)
03/15/2026	4.650%	6,410,000	6,458,947
03/15/2029	4.900%	2,660,000	2,670,834
WestRock MWV LLC
09/01/2019	7.375%	4,000,000	4,110,196
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,032,803
Total			18,259,845
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2020	2.500%	1,200,000	1,182,475
05/14/2025	3.600%	5,975,000	5,711,700
05/14/2026	3.200%	850,000	780,688
11/14/2028	4.250%	1,000,000	957,461
11/14/2048	4.875%	5,770,000	5,268,743
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	1,935,882
10/01/2042	4.625%	1,000,000	925,555
Allergan Funding SCS
06/15/2019	2.450%	2,000,000	1,991,738
03/15/2035	4.550%	4,329,000	4,012,316
Amgen, Inc.
05/01/2045	4.400%	2,735,000	2,498,354
06/15/2048	4.563%	2,043,000	1,895,140
AstraZeneca PLC
06/12/2027	3.125%	1,854,000	1,701,006
08/17/2048	4.375%	4,175,000	3,863,720
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	697,000	655,277
11/01/2025	5.500%	1,397,000	1,373,599
Baxalta, Inc.
06/23/2020	2.875%	298,000	294,438
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	3.003%	1,825,000	1,814,501
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	792,809
07/15/2024	3.375%	3,555,000	3,355,749
12/15/2028	4.375%	5,625,000	5,398,492
Bayer US Finance LLC(a)
10/08/2019	2.375%	7,035,000	6,980,605
10/08/2024	3.375%	520,000	488,803
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	569,027
Celgene Corp.
08/15/2025	3.875%	690,000	660,996
05/15/2044	4.625%	555,000	485,690
08/15/2045	5.000%	4,000,000	3,661,780
11/15/2047	4.350%	2,060,000	1,719,544
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	250,000	207,286
Endo Dac/Finance LLC/Finco, Inc.(a),(h)
02/01/2025	6.000%	475,000	375,116
Gilead Sciences, Inc.
09/20/2019	1.850%	2,240,000	2,217,374
09/01/2023	2.500%	1,355,000	1,282,451
02/01/2045	4.500%	3,114,000	2,910,927
Johnson & Johnson
12/05/2033	4.375%	2,625,000	2,779,654
03/03/2037	3.625%	2,280,000	2,145,519
01/15/2038	3.400%	3,705,000	3,377,048
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	304,088
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2020	4.875%	50,000	49,439
10/15/2023	5.625%	150,000	129,004
04/15/2025	5.500%	200,000	160,000
Mylan NV
06/15/2021	3.150%	2,050,000	2,000,076
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,330,890
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	3,505,000	3,455,418
09/23/2021	2.400%	10,120,000	9,700,435
09/23/2023	2.875%	2,640,000	2,472,986
09/23/2026	3.200%	2,310,000	2,079,825
Takeda Pharmaceutical Co. Ltd.(a)
11/26/2023	4.400%	11,320,000	11,409,609
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	1,954,675
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,032,015
08/20/2048	4.450%	4,170,000	3,969,427
Total			118,319,350
Property & Casualty 0.5%
American Financial Group, Inc.
08/15/2026	3.500%	3,555,000	3,298,823
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	977,737
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,347,518
Berkshire Hathaway, Inc.
03/15/2026	3.125%	850,000	811,721
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	888,406

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
08/15/2021	5.750%	925,000	973,180
08/15/2027	3.450%	3,828,000	3,495,550
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	1,000,000	1,164,796
07/15/2048	7.200%	1,615,000	1,862,995
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	2,700,000	2,848,856
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,632,973
06/15/2023	4.250%	275,000	275,044
05/01/2042	6.500%	1,080,000	1,257,070
08/01/2044	4.850%	1,000,000	952,074
Marsh & McLennan Companies, Inc.
03/01/2048	4.200%	5,775,000	5,115,974
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%	2,575,000	2,600,639
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.624%	1,725,000	1,727,462
Willis North America, Inc.
09/15/2048	5.050%	5,885,000	5,578,280
Total			38,809,098
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	296,111
09/01/2022	3.050%	475,000	466,712
Canadian National Railway Co.
02/03/2048	3.650%	2,770,000	2,482,394
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	615,189
CSX Corp.
05/30/2042	4.750%	1,071,000	1,057,361
03/01/2048	4.300%	3,645,000	3,374,552
11/01/2066	4.250%	4,319,000	3,658,810
Union Pacific Corp.
02/15/2019	2.250%	765,000	763,818
09/10/2028	3.950%	2,000,000	1,967,534
Total			14,682,481
Refining 0.0%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,028,676
Marathon Petroleum Corp.(a)
04/01/2024	5.125%	225,000	228,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raizen Fuels Finance SA(a)
01/20/2027	5.300%	450,000	426,817
Total			1,683,965
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,563,000	1,479,183
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,354,358
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	184,088
06/01/2027	4.750%	1,000,000	936,365
Total			3,953,994
Retail REIT 0.2%
Brixmor Operating Partnership LP
06/15/2024	3.650%	2,740,000	2,634,091
Kimco Realty Corp.
11/01/2022	3.400%	290,000	282,973
03/01/2024	2.700%	2,698,000	2,509,062
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	1,000,000	995,080
10/05/2020	3.250%	6,975,000	6,937,335
Total			13,358,541
Retailers 0.7%
Alimentation Couche-Tard, Inc.(a)
12/13/2019	2.350%	4,000,000	3,957,420
07/26/2022	2.700%	2,100,000	2,011,970
07/26/2027	3.550%	2,500,000	2,313,180
AutoNation, Inc.
01/15/2021	3.350%	660,000	651,950
11/15/2024	3.500%	2,905,000	2,699,000
10/01/2025	4.500%	2,465,000	2,353,049
AutoZone, Inc.
04/21/2026	3.125%	415,000	379,199
Best Buy Co., Inc.
10/01/2028	4.450%	5,685,000	5,394,383
Hanesbrands, Inc.(a)
05/15/2026	4.875%	75,000	70,665
Home Depot, Inc. (The)(i)
12/06/2028	3.900%	2,620,000	2,623,697
12/06/2048	4.500%	1,885,000	1,881,396
Hot Topic, Inc.(a)
06/15/2021	9.250%	1,324,000	1,319,038
L Brands, Inc.
02/15/2022	5.625%	4,550,000	4,653,503
11/01/2035	6.875%	141,000	119,613

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,318,462
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	637,862
PetSmart, Inc.(a)
06/01/2025	5.875%	920,000	703,663
Ralph Lauren Corp.
09/15/2025	3.750%	6,525,000	6,401,730
Rite Aid Corp.(a)
04/01/2023	6.125%	1,474,000	1,272,312
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	3,050,000	2,978,557
11/18/2044	4.800%	1,950,000	1,787,419
Walmart, Inc.
04/22/2024	3.300%	2,100,000	2,078,351
06/26/2025	3.550%	5,820,000	5,809,728
Total			53,416,147
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,077,448
Kroger Co. (The)
12/15/2018	6.800%	3,060,000	3,064,898
04/15/2042	5.000%	1,209,000	1,128,646
01/15/2048	4.650%	3,326,000	2,956,608
Total			9,227,600
Supranational 0.4%
Asian Development Bank
06/16/2028	5.820%	5,000,000	5,944,155
Corp. Andina de Fomento
01/06/2023	2.750%	3,000,000	2,899,545
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,434,154
09/27/2021	2.125%	5,805,000	5,589,513
06/15/2022	4.375%	400,000	410,352
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,002,488
07/15/2027	6.750%	4,000,000	4,860,048
International Bank for Reconstruction & Development(g)
09/17/2030	0.000%	1,550,000	1,004,820
North American Development Bank
10/26/2022	2.400%	1,950,000	1,877,922
Total			27,022,997
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.5%
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,407,135
02/09/2022	2.500%	540,000	527,081
05/11/2027	3.200%	3,025,000	2,874,234
05/06/2044	4.450%	550,000	549,630
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,800,000	7,696,042
01/15/2027	3.875%	4,000,000	3,602,404
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	175,180
12/01/2024	5.500%	300,000	301,330
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	2.678%	3,645,000	3,651,069
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	2,968,358
CommScope, Inc.(a)
06/15/2024	5.500%	250,000	230,886
Corning, Inc.
11/15/2057	4.375%	5,235,000	4,227,231
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	10,120,000	10,103,312
06/15/2026	6.020%	870,000	880,886
Equinix, Inc.
01/15/2026	5.875%	484,000	490,210
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,500,000	1,466,472
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,456,548
First Data Corp.(a)
12/01/2023	7.000%	7,238,000	7,491,330
01/15/2024	5.000%	257,000	253,841
Flextronics International Ltd.
06/15/2025	4.750%	385,000	373,730
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,301,611
Hewlett Packard Enterprise Co.(a)
10/04/2019	2.100%	3,275,000	3,235,726
Hewlett Packard Enterprise Co.(h)
10/15/2020	3.600%	690,000	689,658
10/15/2025	4.900%	6,925,000	6,975,656
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	154,143
Infor US, Inc.
05/15/2022	6.500%	350,000	349,241
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,026,834

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology Group Ltd.
06/22/2023	4.200%	4,970,000	4,938,754
Microchip Technology, Inc.(a)
06/01/2021	3.922%	1,845,000	1,833,257
Microsoft Corp.
11/03/2045	4.450%	811,000	839,098
02/12/2055	4.000%	640,000	603,305
02/06/2057	4.500%	3,620,000	3,733,845
NCR Corp.
02/15/2021	4.625%	600,000	593,099
07/15/2022	5.000%	50,000	48,004
12/15/2023	6.375%	125,000	123,376
Nuance Communications, Inc.(a)
08/15/2020	5.375%	988,000	989,474
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	840,302
Oracle Corp.
10/08/2019	2.250%	3,000,000	2,980,311
09/15/2023	2.400%	9,770,000	9,233,598
11/15/2027	3.250%	8,100,000	7,693,858
Pitney Bowes, Inc.(h)
04/01/2023	4.950%	3,520,000	3,261,167
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,164,921
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	2,874,683
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	116,000	109,636
Trimble, Inc.
06/15/2023	4.150%	1,345,000	1,338,736
Xerox Corp.
03/15/2023	3.625%	7,400,000	6,701,225
Total			118,360,427
Tobacco 0.1%
BAT Capital Corp.
08/14/2020	2.297%	5,040,000	4,909,051
08/15/2022	2.764%	1,000,000	947,467
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,287,876
08/04/2041	7.000%	1,170,000	1,260,042
08/15/2045	5.850%	1,450,000	1,401,757
Total			9,806,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,568,895
11/15/2024	3.850%	2,500,000	2,467,875
12/01/2026	3.300%	3,435,000	3,191,397
03/15/2042	5.625%	1,689,000	1,777,005
11/01/2046	4.200%	1,041,000	909,193
Penske Truck Leasing Co. LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	1,977,144
02/01/2022	3.375%	1,200,000	1,178,279
08/01/2023	4.125%	5,245,000	5,210,446
Ryder System, Inc.
06/01/2019	2.550%	1,500,000	1,494,693
06/09/2023	3.750%	2,645,000	2,619,481
12/01/2023	3.875%	5,525,000	5,507,132
Total			28,901,540
Wireless 0.5%
America Movil SAB de CV
03/30/2020	5.000%	300,000	304,697
07/16/2022	3.125%	200,000	193,836
American Tower Corp.
02/15/2019	3.400%	3,000,000	3,003,333
06/15/2023	3.000%	2,070,000	1,979,647
02/15/2024	5.000%	665,000	686,889
Digicel Group Ltd.(a)
09/30/2020	8.250%	600,000	400,205
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,470,381
Sprint Capital Corp.
11/15/2028	6.875%	476,000	459,743
03/15/2032	8.750%	1,000,000	1,085,749
Sprint Communications, Inc.(a)
03/01/2020	7.000%	3,305,000	3,419,221
Sprint Corp.
09/15/2023	7.875%	525,000	552,175
06/15/2024	7.125%	425,000	431,391
02/15/2025	7.625%	462,000	476,764
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	8,467,500	8,384,451
03/20/2025	4.738%	6,340,000	6,305,472
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	50,000	51,137
01/15/2026	6.500%	591,000	613,502
02/01/2028	4.750%	961,000	888,076
T-Mobile USA, Inc.
01/15/2024	6.500%	925,000	954,043
Vodafone Group PLC
05/30/2025	4.125%	1,880,000	1,833,430
05/30/2028	4.375%	2,800,000	2,681,563

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wind Tre SpA(a)
01/20/2026	5.000%	4,450,000	3,708,163
Total			40,883,868
Wirelines 0.9%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	3.514%	3,285,000	3,236,707
AT&T, Inc.
03/01/2037	5.250%	8,285,000	7,862,225
06/15/2044	4.800%	5,785,000	5,066,439
05/15/2046	4.750%	2,610,000	2,249,267
11/15/2046	5.150%	2,985,000	2,703,852
03/01/2047	5.450%	285,000	269,251
03/09/2049	4.550%	1,850,000	1,541,006
British Telecommunications PLC(i)
12/04/2023	4.500%	18,160,000	18,164,776
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,519,035
06/15/2021	6.450%	640,000	653,457
Deutsche Telekom International Finance BV(a)
06/21/2038	4.750%	5,850,000	5,526,869
Level 3 Financing, Inc.
01/15/2024	5.375%	50,000	49,014
05/01/2025	5.375%	625,000	608,769
03/15/2026	5.250%	555,000	534,733
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,167,142
Verizon Communications, Inc.
02/15/2025	3.376%	622,000	599,811
08/10/2033	4.500%	9,435,000	9,153,016
11/01/2034	4.400%	2,000,000	1,895,640
11/01/2042	3.850%	1,395,000	1,173,573
09/15/2048	4.522%	1,855,000	1,691,026
04/15/2049	5.012%	2,000,000	1,945,406
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	779,000	743,794
Total			72,354,808
Total Corporate Bonds & Notes (Cost $2,878,848,722)			2,785,507,637

Foreign Government Obligations(k) 3.0%

Argentina 0.2%
Argentine Republic Government International Bond
04/22/2021	6.875%	3,700,000	3,498,750
01/11/2023	4.625%	3,875,000	3,231,475
04/22/2026	7.500%	2,000,000	1,697,820
Argentine Republic Government International Bond(h)
12/31/2033	0.000%	2,537,689	2,161,464
12/31/2033	8.280%	1,934,812	1,625,943
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	3,296,035
02/15/2023	6.500%	1,070,000	897,431
YPF SA(a)
03/23/2021	8.500%	560,000	558,613
Total			16,967,531
Azerbaijan 0.0%
Republic of Azerbaijan International Bond(a)
03/18/2024	4.750%	400,000	391,606
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	500,000	489,594
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/2019	6.500%	100,000	101,502
06/10/2019	6.500%	100,000	101,502
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,900,000	2,814,830
Brazilian Government International Bond
01/13/2028	4.625%	1,300,000	1,230,707
01/20/2034	8.250%	150,000	179,268
01/07/2041	5.625%	800,000	738,118
Petrobras Global Finance BV
05/23/2021	8.375%	394,000	428,433
05/20/2023	4.375%	1,950,000	1,865,245
01/17/2027	7.375%	3,950,000	4,083,779
Total			11,543,384
Canada 0.4%
CDP Financial, Inc.(a)
11/25/2019	4.400%	10,000,000	10,132,900
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	120,000	112,205
Ontario Teachers’ Finance Trust(a)
04/16/2021	2.750%	1,250,000	1,239,690
Province of Alberta
03/15/2028	3.300%	3,000,000	2,958,225
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,908,372
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,451,027
06/22/2026	2.125%	300,000	275,065
Province of Ontario
04/14/2020	4.400%	600,000	611,423
10/17/2023	3.400%	1,985,000	1,998,623

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec(h)
02/27/2026	7.140%	1,230,000	1,493,224
03/02/2026	7.485%	2,000,000	2,473,530
Total			26,654,284
Cayman Islands 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	719,677
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,040,000	994,745
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	545,000	542,510
11/04/2044	4.875%	200,000	193,341
Total			1,730,596
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(h)
Junior Subordinated
12/31/2049	6.000%	200,000	202,341
Syngenta Finance NV(a)
04/24/2028	5.182%	2,340,000	2,117,660
Total			2,320,001
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,270,000	1,264,448
06/15/2045	5.000%	600,000	560,984
Total			1,825,432
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	700,000	749,463
01/26/2024	6.000%	300,000	321,198
Total			1,070,661
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	4,000,000	4,125,384
05/06/2021	7.500%	100,000	103,135
01/28/2024	6.600%	1,100,000	1,137,215
01/27/2025	5.500%	100,000	97,780
01/27/2025	5.500%	100,000	97,780
07/19/2028	6.000%	1,400,000	1,368,007
Total			6,929,301
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	550,000	521,890
02/21/2028	6.588%	3,900,000	3,508,132
Total			4,030,022
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,822,136
France 0.1%
Dexia Credit Local SA(a)
09/15/2021	1.875%	1,750,000	1,690,616
09/26/2023	3.250%	1,500,000	1,500,009
Electricite de France SA(a)
09/21/2048	5.000%	8,180,000	7,268,666
Total			10,459,291
Hungary 0.1%
Hungary Government International Bond
03/29/2021	6.375%	546,000	575,481
02/21/2023	5.375%	3,400,000	3,551,409
11/22/2023	5.750%	2,200,000	2,343,077
03/25/2024	5.375%	430,000	453,304
Magyar Export-Import Bank Zrt.(a)
01/30/2020	4.000%	800,000	801,414
Total			7,724,685
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	784,391
02/01/2028	3.875%	1,025,000	950,326
Total			1,734,717
Indonesia 0.2%
Indonesia Asahan Aluminium Persero PT(a)
11/15/2028	6.530%	800,000	826,374
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,254,667
Indonesia Government International Bond
01/11/2048	4.350%	2,885,000	2,514,471
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	230,722
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,300,000	1,283,296
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,546,945
Total			10,656,475

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%	900,000	866,274
01/15/2028	5.800%	750,000	678,434
Total			1,544,708
Israel 0.0%
Israel Electric Corp., Ltd.(a)
01/15/2019	7.250%	72,000	72,302
08/14/2028	4.250%	2,600,000	2,445,511
Total			2,517,813
Italy 0.3%
Republic of Italy
09/27/2023	6.875%	15,850,000	17,080,499
Republic of Italy Government International Bond
06/15/2033	5.375%	8,205,000	8,267,038
Total			25,347,537
Japan 0.1%
Development Bank of Japan, Inc.(a)
09/01/2022	2.125%	2,600,000	2,494,648
Japan Bank for International Cooperation
05/29/2019	1.750%	3,400,000	3,382,867
02/24/2020	2.250%	1,400,000	1,387,583
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,561,986
Total			8,827,084
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	775,000	808,627
KazMunayGas National Co. JSC(a)
04/19/2022	3.875%	950,000	926,164
04/19/2027	4.750%	600,000	572,869
04/24/2030	5.375%	400,000	381,912
Total			2,689,572
Mexico 0.6%
Banco Nacional de Comercio Exterior SNC(a),(h)
Subordinated
08/11/2026	3.800%	600,000	566,034
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	1,940,934
10/02/2023	4.000%	200,000	197,137
01/30/2025	3.600%	1,000,000	947,802
03/08/2044	4.750%	2,738,000	2,412,523
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,032,442
01/21/2021	5.500%	1,600,000	1,592,080
06/15/2038	6.625%	50,000	42,781
Petroleos Mexicanos
02/04/2021	6.375%	6,380,000	6,445,503
03/13/2022	5.375%	6,050,000	5,923,978
12/20/2022	1.700%	461,250	436,263
01/15/2025	4.250%	300,000	261,440
08/04/2026	6.875%	4,060,000	3,899,930
03/13/2027	6.500%	9,353,000	8,747,636
01/23/2045	6.375%	940,000	756,284
01/23/2046	5.625%	300,000	225,491
09/21/2047	6.750%	1,200,000	993,840
Petroleos Mexicanos(a)
02/12/2028	5.350%	625,000	537,932
01/23/2029	6.500%	3,685,000	3,386,806
Total			42,346,836
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	80,000	82,156
02/01/2029	5.750%	1,700,000	1,560,061
Total			1,642,217
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	1,040,000	963,491
Panama 0.1%
Panama Government International Bond
03/16/2025	3.750%	200,000	196,472
01/26/2036	6.700%	840,000	1,011,944
04/16/2050	4.500%	2,670,000	2,476,265
Total			3,684,681
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	600,000	599,201
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2019	3.250%	200,000	199,560
07/15/2025	4.750%	520,000	511,499
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,196,204
11/18/2050	5.625%	150,000	169,936
Petroleos del Peru SA(a)
06/19/2032	4.750%	400,000	373,137
Total			3,450,336

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	483,620
10/23/2034	6.375%	275,000	338,936
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%	100,000	101,870
Total			924,426
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	292,631
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,271,670
Qatar Government International Bond(a)
04/23/2028	4.500%	900,000	918,508
04/23/2048	5.103%	2,545,000	2,584,002
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	361,784	367,257
Total			5,141,437
Romania 0.0%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	148,991
06/15/2048	5.125%	2,000,000	1,835,006
Total			1,983,997
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
04/28/2034	8.625%	200,000	240,069
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	1,000,000	1,005,400
09/16/2023	4.875%	200,000	202,519
04/04/2042	5.625%	800,000	806,768
Total			2,254,756
Saudi Arabia 0.0%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	2,600,000	2,556,614
Saudi Government International Bond(a)
10/26/2046	4.500%	430,000	390,930
Total			2,947,544
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%	1,400,000	1,320,260
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa Government International Bond
01/17/2024	4.665%	900,000	866,782
09/16/2025	5.875%	2,385,000	2,376,865
Total			4,563,907
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	393,995
Korea Development Bank (The)
03/11/2020	2.500%	300,000	297,263
09/14/2022	3.000%	200,000	195,710
Total			886,968
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,319,798
03/23/2023	3.250%	950,000	814,808
Total			4,134,606
Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,561,600
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	329,711
Uruguay 0.1%
Uruguay Government International Bond
10/27/2027	4.375%	850,000	841,158
06/18/2050	5.100%	200,000	188,850
04/20/2055	4.975%	2,145,000	1,965,120
Total			2,995,128
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/2019	2.700%	300,000	297,895
Franshion Brilliant Ltd.(a)
03/19/2019	5.750%	400,000	402,172
Sinochem Offshore Capital Co., Ltd.(a)
04/29/2019	3.250%	200,000	199,684
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	376,258
04/28/2025	3.250%	300,000	282,193
Total			1,558,202
Total Foreign Government Obligations (Cost $243,860,260)			231,257,782

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Inflation-Indexed Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	7,149,616	6,827,165
07/15/2028	0.750%	13,702,254	13,348,923
02/15/2048	1.000%	6,909,908	6,475,519
Total			26,651,607
Total Inflation-Indexed Bonds (Cost $27,046,631)			26,651,607

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,620,143
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	2,644,637
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	672,720
Total			8,937,500
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,710,886
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,134,254
Total			6,845,140
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,144,765
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,278,100
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	2,650,000	2,638,207
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,127,432
Taxable-Various Purpose
Series 2010
03/01/2019	6.200%	2,700,000	2,722,275
Total			3,849,707
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,531,578
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,009,075
Total			4,540,653
Total Municipal Bonds (Cost $32,802,737)			31,234,072

Residential Mortgage-Backed Securities - Agency 18.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	119	120
03/01/2022- 08/01/2022	8.500%	3,516	3,660
08/01/2024- 02/01/2025	8.000%	18,612	19,718
10/01/2028- 07/01/2032	7.000%	257,531	286,705
03/01/2031- 03/01/2047	3.000%	59,307,625	56,687,395

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2031- 07/01/2037	6.000%	791,438	878,439
04/01/2033- 09/01/2039	5.500%	1,528,558	1,646,475
10/01/2039- 08/01/2048	5.000%	4,671,147	4,898,098
09/01/2040- 06/01/2048	4.000%	16,185,400	16,384,112
09/01/2040- 10/01/2048	4.500%	15,335,285	15,804,462
08/01/2045- 03/01/2048	3.500%	134,230,513	132,070,947
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,163,367	6,970,272
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	1,899,353
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,403,113	2,448,870
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,503,241
CMO Series 3963 Class JB
11/15/2041	4.500%	6,742,422	7,193,468
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,226,798
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	768,148
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	4,926,609
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,582,723
CMO Series 4396 Class PZ
06/15/2037	3.000%	698,573	608,750
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,891,549
CMO Series 4496 Class PZ
07/15/2045	2.500%	622,742	500,963
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,324,543
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,146,684
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	5,610,911
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,367,347
Federal Home Loan Mortgage Corp.(i)
12/16/2029	3.500%	24,310,000	24,365,159
12/13/2048	4.500%	70,450,000	72,421,825
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% 04/15/2023	3.607%	325,052	330,121
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% 11/15/2031	2.757%	330,540	331,347
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% 01/15/2033	2.707%	745,661	743,929
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% 03/15/2035	2.557%	367,525	367,750
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% 05/15/2030	2.507%	546,097	542,554
CMO Series 3065 Class EB
1-month USD LIBOR + 19.890% 11/15/2035	12.971%	652,539	827,487
CMO Series 3081 Class GC
1-month USD LIBOR + 23.833% 12/15/2035	15.376%	1,172,753	1,575,770
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% 08/15/2035	3.007%	1,234,543	1,255,962
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% 04/15/2026	2.607%	986,300	987,144
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% 01/15/2037	3.549%	586,012	590,096
CMO Series 3785 Class LS
1-month USD LIBOR + 9.900% 01/15/2041	5.287%	2,032,007	1,987,220
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	73,417	73,300
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% 12/15/2026	2.607%	964,645	965,954
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	2.656%	560,864	560,074
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% 05/15/2043	2.557%	5,528,703	5,521,452

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% 02/15/2042	2.607%	2,548,834	2,544,367
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% 06/15/2042	2.657%	375,154	376,219
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% 12/15/2039	2.607%	538,087	538,840
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3404 Class AS
1-month USD LIBOR + 5.895% 01/15/2038	3.589%	3,672,215	453,950
CMO Series 3892 Class SC
1-month USD LIBOR + 5.950% 07/15/2041	3.644%	8,951,945	1,151,303
CMO Series 4087 Class SC
1-month USD LIBOR + 5.550% 07/15/2042	3.244%	11,817,268	1,268,521
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3833 Class LI
10/15/2040	1.384%	17,987,277	827,346
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K051 Class X1
09/25/2025	0.683%	18,968,959	591,249
CMO Series K058 Class X1
08/25/2026	1.057%	2,471,906	147,714
CMO Series KW02 Class X1
12/25/2026	0.445%	11,670,888	195,273
Federal National Mortgage Association
04/01/2023	8.500%	560	562
06/01/2024	9.000%	2,659	2,704
02/01/2025- 08/01/2027	8.000%	37,604	40,656
03/01/2026- 07/01/2038	7.000%	806,359	900,878
04/01/2027- 06/01/2032	7.500%	70,651	77,145
05/01/2029- 10/01/2040	6.000%	2,752,464	3,016,635
08/01/2029- 02/01/2057	3.000%	88,812,373	85,284,732
06/01/2030	4.960%	1,091,466	1,177,890
01/01/2031- 11/01/2046	2.500%	6,195,736	5,886,382
03/01/2033- 04/01/2041	5.500%	1,317,552	1,417,158
10/01/2033- 02/01/2048	3.500%	130,474,618	128,654,766
07/01/2039- 10/01/2041	5.000%	5,358,348	5,680,439
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/01/2040- 08/01/2048	4.500%	37,507,820	38,651,831
02/01/2041- 01/01/2048	4.000%	120,226,614	121,489,082
CMO Series 2003-82 Class Z
08/25/2033	5.500%	196,467	210,682
CMO Series 2005-110 Class GL
12/25/2035	5.500%	2,302,118	2,488,862
CMO Series 2005-68 Class KZ
08/25/2035	5.750%	18,026,694	19,625,351
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	837,881
CMO Series 2009-111 Class DA
12/25/2039	5.000%	97,159	98,402
CMO Series 2010-134 Class DB
12/25/2040	4.500%	10,000,000	10,590,524
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	867,285
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	911,844
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	1,893,069
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	590,273
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,443,076	1,663,368
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,801,953
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,691,439
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	5,752,365
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	547,451
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	954,378
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,135,434
CMO Series 2018-38 Class PA
06/25/2047	3.500%	3,622,829	3,609,592
CMO Series 2018-55 Class PA
01/25/2047	3.500%	13,602,478	13,572,813
Federal National Mortgage Association(i)
12/18/2033	3.000%	395,000	389,708
01/11/2048	4.000%	72,555,000	72,878,886
01/11/2048	4.500%	53,300,000	54,720,030

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 0.000% 04/01/2034	3.945%	138,519	142,883
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% 08/17/2032	2.653%	311,622	311,754
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% 12/25/2032	2.915%	1,916,659	1,943,829
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% 12/25/2034	2.515%	1,199,599	1,192,565
CMO Series 2006-71 Class SH
1-month USD LIBOR + 15.738% 05/25/2035	9.665%	252,562	305,418
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% 09/25/2037	2.805%	730,414	728,717
CMO Series 2007-W7 Class 1A4
1-month USD LIBOR + 39.180% 07/25/2037	25.289%	126,996	188,404
CMO Series 2008-15 Class AS
1-month USD LIBOR + 33.000% 08/25/2036	21.424%	615,925	895,124
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% 06/25/2039	2.815%	2,045,384	2,056,586
CMO Series 2010-142 Class HS
1-month USD LIBOR + 10.000% 12/25/2040	5.401%	1,124,332	1,013,068
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% 10/25/2040	2.865%	585,338	589,051
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% 07/25/2034	2.915%	1,035,866	1,048,222
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% 08/25/2025	2.765%	932,044	932,943
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% 10/25/2026	2.615%	965,329	965,019
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% 02/25/2042	2.815%	2,495,405	2,518,552
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-115 Class MT
1-month USD LIBOR + 13.500% 10/25/2042	4.500%	2,011,880	1,662,325
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% 08/25/2037	2.765%	220,788	221,767
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% 05/25/2027	2.715%	1,499,368	1,506,512
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% 06/25/2039	2.765%	1,653,517	1,651,124
CMO Series 2016-32 Class GT
1-month USD LIBOR + 18.000% 01/25/2043	4.500%	1,928,491	1,699,121
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% 11/25/2032	2.565%	2,467,730	2,469,775
Federal National Mortgage Association(l)
07/01/2047	3.500%	26,088,110	25,618,731
Federal National Mortgage Association(b),(d)
CMO Series 2004-29 Class PS
1-month USD LIBOR + 7.600% 05/25/2034	5.285%	2,523,797	474,551
CMO Series 2006-43 Class SJ
1-month USD LIBOR + 6.590% 06/25/2036	4.275%	1,942,551	251,211
CMO Series 2009-87 Class NS
1-month USD LIBOR + 6.250% 11/25/2039	3.935%	10,291,420	1,220,826
CMO Series 2010-131 Class SA
1-month USD LIBOR + 6.600% 11/25/2040	4.285%	7,858,281	1,256,729
CMO Series 2010-57 Class SA
1-month USD LIBOR + 6.450% 06/25/2040	4.135%	3,765,207	508,832
CMO Series 2011-47 Class GS
1-month USD LIBOR + 5.930% 06/25/2041	3.615%	12,767,800	1,406,515
CMO Series 2014-40 Class HS
1-month USD LIBOR + 6.700% 07/25/2044	4.385%	7,788,092	1,366,980
CMO Series 2016-19 Class SA
1-month USD LIBOR + 6.100% 04/25/2046	3.785%	12,350,153	1,429,809
CMO Series 2016-32 Class SA
1-month USD LIBOR + 6.100% 10/25/2034	3.785%	5,671,082	676,807

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-60 Class QS
1-month USD LIBOR + 6.100% 09/25/2046	3.785%	16,031,909	2,013,175
CMO Series 2016-60 Class SE
1-month USD LIBOR + 6.250% 09/25/2046	3.935%	15,659,035	1,945,042
CMO Series 2016-82 Class SG
1-month USD LIBOR + 6.100% 11/25/2046	3.785%	20,189,463	2,469,595
CMO Series 2016-93 Class SL
1-month USD LIBOR + 6.650% 12/25/2046	4.335%	10,191,507	1,332,692
CMO Series 2017-26 Class SA
1-month USD LIBOR + 6.150% 04/25/2047	3.835%	14,251,019	1,693,299
CMO Series 2017-57 Class SD
1-month USD LIBOR + 3.950% 08/25/2047	1.635%	18,337,889	982,823
Federal National Mortgage Association(c)
CMO Series 2016-32 Class TG
01/25/2043	4.500%	1,802,411	1,575,750
CMO Series 2016-40 Class GA
07/25/2046	4.172%	6,352,389	6,617,011
Federal National Mortgage Association(m)
CMO Series G93-28 Class E
07/25/2022	0.000%	169,357	160,664
Government National Mortgage Association
05/15/2040- 09/20/2047	5.000%	9,626,286	10,059,115
05/20/2041	4.500%	1,280,389	1,339,433
02/15/2042- 11/20/2047	4.000%	13,263,838	13,445,302
03/20/2046- 09/20/2047	3.500%	44,301,825	43,837,551
12/20/2046- 11/20/2047	3.000%	23,744,128	22,886,200
01/20/2061	5.303%	40,131	40,730
04/20/2061	4.506%	10,167	10,270
01/20/2062	4.605%	25,539	25,688
03/20/2062	4.527%	103,061	103,660
05/20/2062	4.062%	1,147,957	1,157,081
05/20/2062	4.446%	105,226	105,908
05/20/2062	4.513%	109,906	110,843
06/20/2062	4.517%	84,640	85,299
07/20/2062	4.637%	64,176	64,600
08/20/2062	4.472%	114,981	116,135
08/20/2062	4.496%	1,152,034	1,162,255
08/20/2062	4.509%	528,740	532,711
09/20/2062	4.477%	815,338	822,896
09/20/2062	4.503%	426,797	430,619
10/20/2062	4.413%	37,799	38,196
10/20/2062	4.482%	1,060,235	1,069,191
11/20/2062	4.597%	349,167	352,621
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2062	4.634%	1,024,988	1,036,252
12/20/2062	4.601%	1,059,122	1,070,447
02/20/2063	4.250%	195,627	198,066
02/20/2063	4.298%	361,448	364,034
02/20/2063	4.418%	758,354	768,008
02/20/2063	4.581%	155,776	157,344
03/20/2063	4.484%	72,746	73,664
03/20/2063	4.561%	408,547	413,802
04/20/2063	4.195%	1,353,844	1,370,923
04/20/2063	4.402%	1,190,924	1,206,921
04/20/2063	4.495%	184,384	186,617
04/20/2063	4.512%	77,357	78,430
04/20/2063	5.036%	2,836	2,872
05/20/2063	4.382%	1,487,723	1,506,728
05/20/2063	4.428%	1,898,210	1,924,715
06/20/2063	4.388%	3,823,519	3,883,513
06/20/2063	4.399%	706,914	716,661
06/20/2063- 04/20/2067	4.559%	1,306,645	1,339,872
06/20/2063	4.598%	2,237,597	2,271,445
01/20/2064	4.610%	37,699	38,086
01/20/2064	4.657%	338,600	348,876
02/20/2064	4.615%	413,435	432,312
05/20/2064	4.671%	316,002	327,791
06/20/2064	4.107%	505,168	517,468
12/20/2064	4.485%	819,926	828,576
12/20/2064	4.623%	4,157,187	4,348,092
02/20/2065	4.571%	325,133	338,163
01/20/2066	4.519%	2,703,234	2,829,494
01/20/2066	4.548%	783,334	818,418
01/20/2066	4.577%	1,035,333	1,085,518
02/20/2066	4.469%	3,330,971	3,487,046
02/20/2066- 12/20/2066	4.534%	3,173,754	3,319,957
04/20/2066	4.565%	2,381,322	2,491,113
07/20/2066	4.647%	526,662	548,261
08/20/2066	4.608%	1,051,992	1,108,644
12/20/2066	4.431%	502,448	525,935
12/20/2066	4.566%	2,057,571	2,143,832
01/20/2067	4.602%	399,948	416,709
04/20/2067	4.555%	2,678,218	2,815,887
06/20/2067	4.454%	1,907,115	1,997,341
06/20/2067	4.627%	788,819	836,104
08/20/2067	4.613%	810,908	841,190
08/20/2067	4.641%	2,269,186	2,405,796
08/20/2067	4.668%	1,132,485	1,201,678
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,154,331
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	3,699,332
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	773,314	668,533
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	624,193	614,735

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-115 Class DE
08/20/2048	3.500%	6,480,110	6,423,801
Government National Mortgage Association(i)
01/21/2044	5.000%	11,000,000	11,457,273
12/20/2047	4.000%	30,000	30,364
12/19/2048	4.500%	58,660,000	60,504,675
Government National Mortgage Association(b)
1-year CMT + 0.000% 03/20/2066	3.576%	697,961	710,734
1-year CMT + 0.000% 04/20/2066	1.376%	796,835	807,247
CMO Series 2003-60 Class GS
1-month USD LIBOR + 12.417% 05/16/2033	8.566%	289,251	299,792
CMO Series 2006-37 Class AS
1-month USD LIBOR + 39.660% 07/20/2036	25.855%	1,221,576	2,044,970
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% 03/20/2060	2.780%	1,041,507	1,044,751
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% 08/20/2058	2.624%	399,290	398,782
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% 03/20/2041	2.751%	429,934	430,781
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% 01/20/2061	2.774%	1,365,697	1,368,780
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% 09/20/2062	2.834%	348,544	349,594
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	2.974%	36,368	36,460
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	2.924%	32,427	32,495
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% 01/20/2061	2.744%	224,964	224,991
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% 09/20/2062	2.864%	151,602	151,612
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% 12/20/2061	2.974%	1,171,607	1,173,056
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% 04/16/2028	2.560%	573,000	571,736
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% 09/16/2043	2.460%	1,971,398	1,969,682
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% 12/20/2062	2.614%	459,747	459,000
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	2.674%	75,252	75,155
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% 03/20/2063	2.674%	2,559,115	2,554,826
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% 06/20/2063	2.744%	2,116,268	2,119,238
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% 07/20/2063	2.824%	730,374	732,533
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% 07/20/2063	2.774%	733,723	735,073
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% 08/20/2063	2.874%	4,798,198	4,816,294
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% 08/20/2065	2.874%	622,138	623,806
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% 11/20/2065	2.924%	5,631,911	5,649,619
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% 12/20/2061	2.974%	428,309	428,886
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% 05/20/2066	2.854%	9,432,683	9,454,499
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% 06/20/2066	2.924%	5,657,783	5,683,500
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% 08/20/2067	2.724%	24,324,970	24,344,014
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% 03/20/2068	2.574%	4,693,541	4,678,073

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.235%	720,091	728,984
CMO Series 2017-H04 Class DA
12/20/2066	4.652%	119,150	119,883
Series 2003-72 Class Z
11/16/2045	5.270%	624,551	644,916
Government National Mortgage Association(c),(d)
CMO Series 2014-150 Class IO
07/16/2056	0.754%	34,803,946	1,581,021
CMO Series 2014-H05 Class AI
02/20/2064	1.317%	6,180,926	409,409
CMO Series 2014-H14 Class BI
06/20/2064	1.615%	8,182,155	639,065
CMO Series 2014-H15 Class HI
05/20/2064	1.424%	10,746,695	668,204
CMO Series 2014-H20 Class HI
10/20/2064	1.214%	3,792,374	216,449
CMO Series 2015-163 Class IO
12/16/2057	0.795%	5,050,782	293,555
CMO Series 2015-189 Class IG
01/16/2057	0.928%	30,497,502	1,932,676
CMO Series 2015-30 Class IO
07/16/2056	1.026%	7,481,555	475,712
CMO Series 2015-32 Class IO
09/16/2049	0.841%	11,822,584	647,737
CMO Series 2015-73 Class IO
11/16/2055	0.785%	8,038,710	411,363
CMO Series 2015-9 Class IO
02/16/2049	0.973%	25,085,393	1,439,671
CMO Series 2016-72 Class IO
12/16/2055	0.888%	17,345,945	1,109,186
Government National Mortgage Association(c),(d),(f)
CMO Series 2015-H22 Class BI
09/20/2065	1.756%	3,208,308	263,081
Total Residential Mortgage-Backed Securities - Agency (Cost $1,433,677,326)			1,392,871,377

Residential Mortgage-Backed Securities - Non-Agency 3.1%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	2,734,477	2,692,264
ASG Resecuritization Trust(a),(c)
CMO Series 2009-2 Class G75
05/24/2036	3.489%	1,919,390	1,893,709
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-HE1 Class A4
1-month USD LIBOR + 0.300% 01/25/2036	2.615%	3,230,000	3,183,987
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,194,236	1,196,348
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	1,013,213	945,853
Banc of America Funding Trust(n)
CMO Series 2006-D Class 3A1
05/20/2036	3.930%	1,656,020	1,585,078
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,404,385	2,412,742
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	99,125	98,797
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% 08/25/2036	2.465%	3,484,223	3,053,418
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	4.349%	7,490,115	7,611,296
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% 09/25/2058	3.425%	10,838,861	10,737,883
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	14,480,679	13,904,129
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	840,706	862,151
Citigroup Commercial Mortgage Trust(a),(c),(d)
CMO Series 2017-1500 Class XCP
07/15/2032	1.445%	153,533,000	1,335,522
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-12 Class 3A1
10/25/2035	3.995%	1,320,092	1,327,197
CMO Series 2015-A Class A4
06/25/2058	4.250%	804,385	811,215
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.529%	702,532	679,138
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2009-14R Class 4A9
10/26/2035	4.462%	2,139,246	2,206,598

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-12R Class 3A1
07/27/2036	3.822%	1,309,143	1,311,965
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% 12/26/2046	5.449%	5,335,915	5,401,571
Credit-Based Asset Servicing & Securitization LLC(c)
CMO Series 2005-CB7 Class AF3
11/25/2035	3.758%	182,517	181,725
CMO Series 2007-CB1 Class AF3
01/25/2037	3.594%	4,265,723	1,966,868
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	6,622,968	6,605,452
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	13,402,429	13,362,179
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% 10/19/2045	2.593%	1,955,685	1,933,141
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% 10/19/2036	2.503%	2,753,503	2,520,233
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% 12/25/2037	2.525%	2,984,582	2,589,221
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% 03/25/2037	2.415%	5,110,126	3,200,528
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.024%	516,381	415,627
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	3.965%	1,490,833	1,503,283
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% 11/25/2034	3.185%	1,946,903	1,920,431
CMO Series 2007-HE1 Class A1
1-month USD LIBOR + 0.140% 03/25/2047	2.455%	3,108,114	2,915,435
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.763%	1,733,040	1,546,560
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% 11/19/2036	2.503%	9,468,398	8,419,370
CMO Series 2007-4 Class 2A1
1-month USD LIBOR + 0.220% 07/19/2047	2.523%	787,939	772,803
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% 12/25/2035	2.675%	5,920,000	5,850,676
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% 04/25/2047	2.595%	6,948,358	6,781,549
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	426,020	401,504
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	139,754	156,047
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	3.031%	2,612,633	2,621,665
JPMorgan Resecuritization Trust(a),(c)
CMO Series 2014-1 Class 1016
03/26/2036	4.376%	1,273,082	1,270,511
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	347,226	344,303
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,316,287	4,273,841
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% 10/25/2035	3.115%	1,126,379	1,109,101
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% 11/25/2035	2.615%	2,919,077	2,874,040
CMO Series 2006-GP4 Class 1A1
1-month USD LIBOR + 0.205% 08/25/2046	2.520%	1,892,129	1,858,207
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% 02/25/2035	3.185%	4,597,973	4,616,114
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	912,428	958,346

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% 04/25/2037	2.655%	22,677,918	13,556,467
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,094,206	1,064,078
Morgan Stanley Re-Remic Trust(a),(c)
CMO Series 2010-R1 Class 2B
07/26/2035	4.144%	39,630	39,532
CMO Series 2013-R3 Class 10A
10/26/2035	4.462%	11,623	11,578
Morgan Stanley Resecuritization Trust(a),(c)
CMO Series 2013-R9 Class 2A
06/26/2046	4.159%	5,413	5,399
CMO Series 2015-R4 Class 4B1
08/26/2047	3.977%	6,538,941	6,361,122
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% 12/25/2035	2.835%	1,825,558	1,808,577
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% 04/25/2037	2.565%	4,855,323	4,834,897
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% 01/25/2048	3.065%	4,143,808	4,112,957
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	2.801%	553,732	548,539
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.865%	1,200,000	1,198,957
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	4.298%	612,377	573,267
RALI Trust(c),(d)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.434%	48,450,753	650,635
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.584%	23,204,001	545,415
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.174%	47,365,586	343,168
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% 08/25/2036	2.605%	2,190,267	2,183,245
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.141%	1,803,699	1,458,060
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.281%	487,414	460,466
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% 10/25/2035	2.900%	6,421,000	6,323,183
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	4.108%	1,049,386	1,037,141
CMO Series 2006-5 Class 1A1
06/25/2036	4.120%	1,909,755	1,825,675
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% 10/25/2036	2.615%	3,408,489	3,395,492
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	4,087,891	3,986,786
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	5,228,587	5,078,633
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	462,440	462,597
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,381,550	1,379,477
WaMu Asset-Backed Certificates(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% 01/25/2037	2.465%	4,689,458	2,878,148
WaMu Mortgage Pass-Through Certificates(c)
CMO Series 2004-AR4 Class A6
06/25/2034	4.111%	5,896,894	6,008,377
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	4.228%	619,242	628,388
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.485%	5,116,976	4,707,300
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.153%	768,103	691,306

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% 08/25/2045	2.955%	1,744,741	1,730,857
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	2.585%	4,555,466	4,360,200
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% 01/25/2045	2.935%	1,854,581	1,849,305
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% 07/25/2045	2.895%	1,454,229	1,437,861
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% 07/25/2045	2.955%	1,269,393	1,269,568
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	3.097%	2,640,947	2,640,507
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% 06/25/2046	3.137%	824,408	797,086
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% 06/25/2037	2.625%	3,516,732	3,157,219
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $231,489,702)			241,621,086

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
CSC Holdings LLC(b),(l),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026		1,400,000	1,373,750
Telenet Financing LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.557%	750,000	736,073
Unitymedia Finance LLC(b),(o)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.307%	850,000	840,913
Total			2,950,736
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Gardner Denver, Inc.(b),(l),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024		2,500,000	2,483,850
Electric 0.0%
Vistra Operations Co. LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.345%	128,627	126,697
Environmental 0.0%
Clean Harbors, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 06/30/2024	4.095%	398,990	397,246
Finance Companies 0.0%
Delos Finance SARL(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.136%	500,000	497,875
Food and Beverage 0.1%
JBS U.S.A. Lux SA(b),(l),(o)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022		3,925,000	3,868,598
Gaming 0.1%
CEOC LLC/Caesars Entertainment Operating Co.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	4.345%	418,945	410,042
Churchill Downs, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.350%	398,995	396,753
Las Vegas Sands LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.095%	1,393,000	1,370,224
Twin River Management Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2020	5.837%	1,073,872	1,067,161
Total			3,244,180

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Gentiva Health Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.125%	250,000	249,375
Iqvia, Inc./Quintiles IMS(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.386%	598,489	591,385
MPH Acquisition Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.136%	505,222	495,224
Total			1,335,984
Integrated Energy 0.0%
PowerTeam Services, LLC(b),(f),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 03/06/2025	5.636%	1,458,435	1,418,328
Midstream 0.0%
Energy Transfer Equity LP(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	4.345%	250,000	248,595
Oil Field Services 0.0%
EMG Utica LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	6.251%	764,299	760,477
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	5.095%	573,326	565,729
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.595%	418,934	410,242
Technology 0.1%
First Data Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.315%	1,167,669	1,150,014
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(l),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024			2,500,000	2,470,950
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%		339,348	330,925
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%		131,049	127,796
Total				4,079,685
Wireless 0.0%
SBA Senior Finance II LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.350%		743,138	734,198
Sprint Communications, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.875%		473,797	467,164
Total				1,201,362
Total Senior Loans (Cost $23,831,515)				23,589,584

Treasury Bills(p) 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.7%
Japan Treasury Discount Bills
01/09/2019	(0.320%)	JPY	2,485,000,000	21,899,175
02/12/2019	(0.240%)	JPY	1,540,000,000	13,573,069
02/25/2019	(0.210%)	JPY	2,315,000,000	20,404,202
Total				55,876,446
United States 0.3%
U.S. Treasury Bills(q)
12/13/2018	2.090%		3,288,000	3,285,554
U.S. Treasury Bills
01/31/2019	2.210%		16,479,000	16,417,478
Total				19,703,032
Total Treasury Bills (Cost $75,684,483)				75,579,478

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
U.S. Government & Agency Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks
03/26/2031	3.220%	1,650,000	1,587,318
Federal Home Loan Mortgage Corp.(g),(q)
06/03/2024	0.000%	3,425,000	2,871,883
12/11/2025	0.000%	7,000,000	5,538,757
Federal National Mortgage Association(q)
10/05/2022	2.000%	4,030,000	3,893,306
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	1,000,000	666,577
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,351,000	4,958,411
Resolution Funding Corp.(g)
STRIPS
01/15/2029	0.000%	1,935,000	1,341,458
04/15/2029	0.000%	1,220,000	843,134
04/15/2030	0.000%	3,000,000	1,980,744
Total U.S. Government & Agency Obligations (Cost $24,228,582)			23,681,588

U.S. Treasury Obligations 11.9%

U.S. Treasury
09/30/2020	2.750%	2,375,000	2,372,026
11/30/2020	2.750%	88,165,000	88,062,214
09/15/2021	2.750%	19,585,000	19,544,389
02/28/2023	1.500%	965,000	912,872
10/31/2023	2.875%	281,245,000	281,536,913
11/30/2023	2.875%	4,920,000	4,926,951
10/31/2025	3.000%	21,880,000	21,990,560
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2028	3.125%	78,380,000	79,132,967
05/15/2039	4.250%	77,320,000	89,348,661
11/15/2041	3.125%	20,860,000	20,337,378
11/15/2043	3.750%	2,535,000	2,725,685
11/15/2044	3.000%	2,790,000	2,639,988
05/15/2045	3.000%	6,500,000	6,147,502
08/15/2048	3.000%	213,225,000	200,607,963
11/15/2048	3.375%	42,410,000	42,926,119
U.S. Treasury(q)
08/15/2021	2.125%	23,720,000	23,284,704
08/15/2043	3.625%	4,750,000	5,005,135
U.S. Treasury(g),(q)
STRIPS
05/15/2043	0.000%	18,157,000	8,035,182
11/15/2043	0.000%	7,025,000	3,053,680
02/15/2045	0.000%	19,275,000	8,044,301
Total U.S. Treasury Obligations (Cost $921,435,591)			910,635,190

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(r),(s)	210,372,367	210,351,330
Total Money Market Funds (Cost $210,351,330)		210,351,330
Total Investments in Securities (Cost: $7,917,726,011)		7,729,544,898
Other Assets & Liabilities, Net		(69,652,247)
Net Assets		7,659,892,651

At November 30, 2018, securities and/or cash totaling $103,947,310 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,485,000,000 JPY	22,080,744 USD	Goldman Sachs	01/09/2019	105,769	—
1,540,000,000 JPY	13,697,290 USD	Goldman Sachs	02/12/2019	42,205	—
2,315,000,000 JPY	20,689,963 USD	Goldman Sachs	02/25/2019	143,334	—
Total				291,308	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	690	03/2019	USD	97,414,124	424,096	—
U.S. Treasury 10-Year Note	4,630	03/2019	USD	550,579,784	1,450,487	—
U.S. Treasury 2-Year Note	898	03/2019	USD	189,973,274	66,318	—
U.S. Treasury 2-Year Note	277	03/2019	USD	58,599,774	—	(4,415)
46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	9,647	03/2019	USD	1,095,217,736	2,302,163	—
U.S. Treasury 5-Year Note	4,081	03/2019	USD	463,313,318	452,180	—
U.S. Ultra Treasury Bond	1,031	03/2019	USD	156,243,586	155,581	—
Total					4,850,825	(4,415)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(164)	03/2019	USD	(19,502,178)	—	(9,389)
U.S. Treasury 2-Year Note	(2,744)	03/2019	USD	(580,497,398)	—	(366,382)
U.S. Treasury Ultra 10-Year Note	(469)	03/2019	USD	(59,631,371)	—	(78,554)
Total					—	(454,325)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.820%	Receives Annually, Pays Annually	JPMorgan	02/15/2019	USD	217,420,000	315,852	—	—	315,852	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	Receives Annually, Pays Annually	JPMorgan	03/31/2019	USD	67,286,000	439,067	—	—	439,067	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.502%	Receives Annually, Pays Annually	JPMorgan	06/30/2019	USD	35,945,000	294,316	—	—	294,316	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.840%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	188,360,000	1,501,398	—	—	1,501,398	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.950%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	184,690,000	1,188,449	—	—	1,188,449	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.107%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	199,650,000	759,422	—	—	759,422	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.040%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	39,985,000	196,498	—	—	196,498	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.157%	Receives Annually, Pays Annually	JPMorgan	03/08/2020	USD	49,815,000	156,401	—	—	156,401	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.369%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	350,895,000	1,028,301	—	—	1,028,301	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.295%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	158,400,000	442,562	—	—	442,562	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.311%	Receives Annually, Pays Annually	JPMorgan	04/24/2020	USD	71,820,000	137,806	—	—	137,806	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	318,437	—	—	318,437	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	1,553,102	—	—	1,553,102	—
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.167%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	42,560,000	1,632,731	—	—	1,632,731	—
3-Month USD LIBOR	Fixed rate of 2.151%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	6,690,000	233,086	—	—	233,086	—
3-Month USD LIBOR	Fixed rate of 2.115%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	3,420,000	125,409	—	—	125,409	—
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2024	USD	69,165,000	3,429,529	—	—	3,429,529	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	140,200,000	4,860,867	—	—	4,860,867	—
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	41,140,000	1,385,669	—	—	1,385,669	—
3-Month USD LIBOR	Fixed rate of 2.168%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	15,675,000	588,486	—	—	588,486	—
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays Semi annually	JPMorgan	11/15/2024	USD	165,925,000	5,402,585	—	—	5,402,585	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	41,250,000	390,426	—	—	390,426	—
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays Semi annually	JPMorgan	02/28/2025	USD	22,215,000	(207,393)	—	—	—	(207,393)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	JPMorgan	05/31/2025	USD	49,153,000	11,614	—	—	11,614	—
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	JPMorgan	05/31/2025	USD	18,080,000	(1,887)	—	—	—	(1,887)
3-Month USD LIBOR	Fixed rate of 3.105%	Receives Quarterly, Pays Semi annually	JPMorgan	07/31/2025	USD	12,475,000	(92,768)	—	—	—	(92,768)
3-Month USD LIBOR	Fixed rate of 3.109%	Receives Quarterly, Pays Semi annually	JPMorgan	07/31/2025	USD	54,830,000	(383,651)	—	—	—	(383,651)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	787,955	—	—	787,955	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	706,796	—	—	706,796	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	431,783	—	—	431,783	—
3-Month USD LIBOR	Fixed rate of 2.309%	Receives Quarterly, Pays Semi annually	JPMorgan	05/08/2027	USD	8,490,000	455,386	—	—	455,386	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	375,118	—	—	375,118	—
3-Month USD LIBOR	Fixed rate of 2.295%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2027	USD	5,500,000	301,399	—	—	301,399	—
Fixed rate of 2.987%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	03/16/2038	USD	11,280,000	(259,303)	—	—	—	(259,303)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	1,079,460	—	—	1,079,460	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	774,245	—	—	774,245	—
3-Month USD LIBOR	Fixed rate of 2.970%	Receives Quarterly, Pays Semi annually	JPMorgan	03/16/2048	USD	8,465,000	286,614	—	—	286,614	—
3-Month USD LIBOR	Fixed rate of 2.979%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2023	USD	764,000,000	(5,676,386)	—	—	—	(5,676,386)
48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 3.050%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2028	USD	482,000,000	(3,006,066)	—	—	—	(3,006,066)
3-Month USD LIBOR	Fixed rate of 3.102%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2048	USD	297,000,000	2,222,977	—	—	2,222,977	—
Total							24,186,292	—	—	33,813,746	(9,627,454)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	309,000,000	4,707,945	—	—	4,707,945	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $1,880,510,600, which represents 24.55% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2018.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Zero coupon bond.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2018, the total value of these securities amounted to $20, which represents less than 0.01% of total net assets.
(k)	Principal and interest may not be guaranteed by the government.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(o)	The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)	The rate shown is the seven-day current annualized yield at November 30, 2018.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	214,471,894	1,094,514,719	(1,098,614,246)	210,372,367	(3,331)	3,331	1,363,562	210,351,330
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,084,227,307	—	—	1,084,227,307
Commercial Mortgage-Backed Securities - Agency	—	227,077,647	—	—	227,077,647
Commercial Mortgage-Backed Securities - Non-Agency	—	448,944,221	—	—	448,944,221
Commercial Paper	—	16,314,610	—	—	16,314,610
Common Stocks
Energy	—	—	382	—	382
Corporate Bonds & Notes	—	2,785,507,637	—	—	2,785,507,637
Foreign Government Obligations	—	231,257,782	—	—	231,257,782
Inflation-Indexed Bonds	—	26,651,607	—	—	26,651,607
Municipal Bonds	—	31,234,072	—	—	31,234,072
Residential Mortgage-Backed Securities - Agency	—	1,392,608,296	263,081	—	1,392,871,377
Residential Mortgage-Backed Securities - Non-Agency	—	241,621,086	—	—	241,621,086
Senior Loans	—	22,171,256	1,418,328	—	23,589,584
Treasury Bills	19,703,032	55,876,446	—	—	75,579,478
U.S. Government & Agency Obligations	—	23,681,588	—	—	23,681,588
U.S. Treasury Obligations	891,502,027	19,133,163	—	—	910,635,190
Money Market Funds	—	—	—	210,351,330	210,351,330
Total Investments in Securities	911,205,059	6,606,306,718	1,681,791	210,351,330	7,729,544,898
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	291,308	—	—	291,308
Futures Contracts	4,850,825	—	—	—	4,850,825
Swap Contracts	—	38,521,691	—	—	38,521,691
Liability
Futures Contracts	(458,740)	—	—	—	(458,740)
Swap Contracts	—	(9,627,454)	—	—	(9,627,454)
Total	915,597,144	6,635,492,263	1,681,791	210,351,330	7,763,122,528
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	1,483,766	1,483,766	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain common stocks, term loans and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2018

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 83.5%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 0.6%
Intelsat SA(a)	50,165	1,247,603
Iridium Communications, Inc.(a)	266,227	6,357,501
pdvWireless, Inc.(a)	23,015	999,772
Vonage Holdings Corp.(a)	293,000	3,102,870
Total		11,707,746
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A	185,167	2,527,529
Glu Mobile, Inc.(a)	153,160	1,134,916
Marcus Corp. (The)	31,180	1,323,903
Total		4,986,348
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	70,999	1,145,924
Media 1.3%
Cable One, Inc.	7,529	6,770,754
Gray Television, Inc.(a)	68,340	1,263,607
New York Times Co. (The), Class A	47,118	1,264,176
Nexstar Media Group, Inc., Class A	140,734	11,630,258
Sinclair Broadcast Group, Inc., Class A	100,196	3,151,164
Total		24,079,959
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(a)	42,271	1,058,466
Shenandoah Telecommunications Co.	28,940	1,445,842
Total		2,504,308
Total Communication Services		44,424,285
Consumer Discretionary 8.8%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc.(a)	225,554	2,808,147
Cooper-Standard Holding, Inc.(a)	47,800	3,495,136
Dorman Products, Inc.(a)	107,781	9,469,639
Fox Factory Holding Corp.(a)	202,387	12,894,076
Stoneridge, Inc.(a)	119,282	3,190,793
Tower International, Inc.	127,268	3,578,776
Total		35,436,567
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.9%
Adtalem Global Education, Inc.(a)	86,000	4,965,640
American Public Education, Inc.(a)	48,836	1,545,171
Bright Horizons Family Solutions, Inc.(a)	11,705	1,424,264
Chegg, Inc.(a)	33,954	949,014
Grand Canyon Education, Inc.(a)	88,900	10,877,804
K12, Inc.(a)	55,120	1,315,163
ServiceMaster Global Holdings, Inc.(a)	140,429	6,216,792
Sotheby’s (a)	180,400	7,214,196
Strategic Education, Inc.	10,179	1,389,332
Total		35,897,376
Hotels, Restaurants & Leisure 0.9%
BJ’s Restaurants, Inc.	14,134	767,759
Brinker International, Inc.	75,500	3,856,540
Denny’s Corp.(a)	69,114	1,143,146
Dine Brands Global, Inc.	65,370	5,829,697
El Pollo Loco Holdings, Inc.(a)	83,153	1,269,746
Planet Fitness, Inc., Class A(a)	24,613	1,359,130
SeaWorld Entertainment, Inc.(a)	37,692	1,073,468
Wingstop, Inc.	21,154	1,388,125
Total		16,687,611
Household Durables 0.4%
Helen of Troy Ltd.(a)	11,339	1,621,817
KB Home	238,112	5,026,545
Total		6,648,362
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.(a)	27,310	1,475,832
Stamps.com, Inc.(a)	50,000	8,573,000
Total		10,048,832
Leisure Products 0.2%
Johnson Outdoors, Inc., Class A	23,247	1,657,511
Malibu Boats, Inc., Class A(a)	23,028	1,115,016
YETI Holdings, Inc.(a)	61,063	1,028,301
Total		3,800,828
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.1%
Big Lots, Inc.	26,957	1,174,247
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,394	1,010,648
Total		2,184,895
Specialty Retail 2.5%
Aaron’s, Inc.	101,270	4,739,436
American Eagle Outfitters, Inc.	562,006	11,762,786
Ascena Retail Group, Inc.(a)	261,000	788,220
Bed Bath & Beyond, Inc.	71,249	917,687
Caleres, Inc.	141,599	4,280,538
Carvana Co.(a)	14,016	606,753
Children’s Place, Inc. (The)	20,500	2,657,620
DSW, Inc., Class A	138,495	3,841,851
Five Below, Inc.(a)	9,425	987,646
Genesco, Inc.(a)	100,827	4,210,535
Hibbett Sports, Inc.(a)	127,397	1,973,379
Hudson Ltd., Class A(a)	65,922	1,367,881
Monro, Inc.	16,956	1,378,862
Sally Beauty Holdings, Inc.(a)	70,000	1,477,700
Sleep Number Corp.(a)	156,743	6,009,527
Total		47,000,421
Textiles, Apparel & Luxury Goods 0.4%
Crocs, Inc.(a)	44,255	1,230,289
Deckers Outdoor Corp.(a)	33,649	4,483,393
Vera Bradley, Inc.(a)	87,061	959,412
Total		6,673,094
Total Consumer Discretionary		164,377,986
Consumer Staples 2.2%
Beverages 0.5%
MGP Ingredients, Inc.	136,455	9,277,575
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	169,000	3,947,840
Natural Grocers by Vitamin Cottage, Inc.(a)	49,984	946,197
Smart & Final Stores, Inc.(a)	291,140	1,845,828
The Chefs’ Warehouse(a)	186,273	7,098,864
Total		13,838,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.5%
Freshpet, Inc.(a)	36,470	1,203,510
Lancaster Colony Corp.	6,821	1,229,963
Simply Good Foods Co. (The)(a)	79,265	1,610,665
TreeHouse Foods, Inc.(a)	116,030	6,103,178
Total		10,147,316
Household Products 0.4%
Central Garden & Pet Co., Class A(a)	52,918	1,645,750
WD-40 Co.	30,575	5,340,841
Total		6,986,591
Personal Products 0.1%
Usana Health Sciences, Inc.(a)	8,056	985,893
Total Consumer Staples		41,236,104
Energy 3.2%
Energy Equipment & Services 1.1%
C&J Energy Services, Inc.(a)	219,366	3,768,708
Diamond Offshore Drilling, Inc.(a)	129,000	1,625,400
Dril-Quip, Inc.(a)	71,393	2,802,889
Exterran Corp.(a)	85,048	1,913,580
Helix Energy Solutions Group, Inc.(a)	232,613	1,907,427
Matrix Service Co.(a)	115,013	2,350,866
Newpark Resources, Inc.(a)	285,280	2,193,803
Oceaneering International, Inc.(a)	64,500	1,082,955
Patterson-UTI Energy, Inc.	124,500	1,728,060
Unit Corp.(a)	49,500	1,029,600
Total		20,403,288
Oil, Gas & Consumable Fuels 2.1%
Arch Coal, Inc.	46,000	3,738,420
Callon Petroleum Co.(a)	372,683	3,186,440
Carrizo Oil & Gas, Inc.(a)	141,000	2,412,510
CNX Resources Corp.(a)	240,050	3,322,292
Gulfport Energy Corp.(a)	196,102	1,670,789
Matador Resources Co.(a)	146,200	3,333,360
Oasis Petroleum, Inc.(a)	268,000	1,913,520
SM Energy Co.	137,395	2,802,858
Southwestern Energy Co.(a)	1,151,844	5,551,888
SRC Energy, Inc.(a)	559,098	3,225,996
W&T Offshore, Inc.(a)	415,993	2,416,919

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
World Fuel Services Corp.	38,276	987,138
WPX Energy, Inc.(a)	298,153	4,159,234
Total		38,721,364
Total Energy		59,124,652
Financials 15.6%
Banks 8.6%
1st Source Corp.	36,201	1,750,680
Ameris Bancorp	100,000	4,283,000
Associated Banc-Corp.	228,008	5,282,945
BancFirst Corp.	32,583	1,818,783
Banner Corp.	68,362	4,101,720
Cathay General Bancorp	227,177	8,989,394
Central Pacific Financial Corp.	103,722	2,908,365
Chemical Financial Corp.	71,000	3,351,200
Community Bank System, Inc.	96,000	6,303,360
Community Trust Bancorp, Inc.	155,485	7,184,962
Customers Bancorp, Inc.(a)	71,926	1,403,276
Eagle Bancorp, Inc.(a)	69,700	4,017,508
Enterprise Financial Services Corp.	49,197	2,198,614
Financial Institutions, Inc.	34,264	1,030,661
First Horizon National Corp.	329,965	5,441,123
Franklin Financial Network, Inc.(a)	36,282	1,222,703
Fulton Financial Corp.	311,554	5,424,155
Great Southern Bancorp, Inc.	15,231	826,739
Great Western Bancorp, Inc.	109,325	4,080,009
Hancock Whitney Corp.	310,327	12,481,352
Hanmi Financial Corp.	118,323	2,655,168
Heritage Commerce Corp.	174,000	2,486,460
Heritage Financial Corp.	106,000	3,706,820
Hilltop Holdings, Inc.	104,830	2,048,378
Independent Bank Corp.	73,000	5,867,010
Independent Bank Corp.	54,672	1,256,363
International Bancshares Corp.	94,579	3,630,888
Investors Bancorp, Inc.	401,524	4,930,715
MB Financial, Inc.	30,000	1,376,400
Old National Bancorp	231,069	4,327,922
Pacific Premier Bancorp, Inc.(a)	124,000	3,827,880
Peapack Gladstone Financial Corp.	40,078	1,146,632
Peoples Bancorp, Inc.	27,219	949,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	21,739	1,226,080
Renasant Corp.	132,000	4,824,600
Sandy Spring Bancorp, Inc.	278,312	10,024,798
TCF Financial Corp.	169,000	3,800,810
Trico Bancshares	59,226	2,277,240
UMB Financial Corp.	67,000	4,533,890
Union Bankshares Corp.	160,000	5,664,000
WesBanco, Inc.	69,959	3,041,817
Wintrust Financial Corp.	38,992	3,016,031
Total		160,720,394
Capital Markets 1.0%
Greenhill & Co., Inc.	178,934	4,210,317
Houlihan Lokey, Inc.	102,000	4,314,600
Moelis & Co., ADR, Class A	55,000	2,223,100
Stifel Financial Corp.	27,000	1,303,290
Virtu Financial, Inc. Class A	81,000	2,038,770
Waddell & Reed Financial, Inc., Class A	158,979	3,236,813
Westwood Holdings Group, Inc.	49,610	1,945,704
Total		19,272,594
Consumer Finance 0.3%
Green Dot Corp., Class A(a)	14,493	1,207,847
Nelnet, Inc., Class A	38,259	2,083,202
SLM Corp.(a)	290,000	2,978,300
Total		6,269,349
Insurance 3.3%
American Equity Investment Life Holding Co.	243,265	8,302,634
AMERISAFE, Inc.	63,000	4,069,170
Argo Group International Holdings Ltd.	151,995	10,536,293
CNO Financial Group, Inc.	495,012	9,058,720
eHealth, Inc.(a)	41,564	1,601,045
Employers Holdings, Inc.	84,086	3,779,666
FBL Financial Group, Inc., Class A	62,195	4,374,174
Health Insurance Innovations, Inc., Class A(a)	32,000	1,178,240
Horace Mann Educators Corp.	207,777	8,369,258
MBIA, Inc.(a)	320,000	2,979,200
National General Holdings Corp.	124,396	3,302,714

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Safety Insurance Group, Inc.	26,688	2,343,740
Selective Insurance Group, Inc.	41,576	2,759,399
Total		62,654,253
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Blackstone Mortgage Trust, Inc.	81,000	2,843,100
Invesco Mortgage Capital, Inc.	81,000	1,265,220
Total		4,108,320
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.(a)	123,000	3,837,600
First Defiance Financial Corp.	38,408	1,082,338
MGIC Investment Corp.(a)	426,000	4,988,460
NMI Holdings, Inc., Class A(a)	144,028	2,814,307
OceanFirst Financial Corp.	99,000	2,551,230
Provident Financial Services, Inc.	233,606	5,999,002
Radian Group, Inc.	292,230	5,377,032
TrustCo Bank Corp.	213,270	1,682,700
Walker & Dunlop, Inc.	74,887	3,536,913
Washington Federal, Inc.	149,875	4,317,899
WSFS Financial Corp.	106,000	4,459,420
Total		40,646,901
Total Financials		293,671,811
Health Care 11.3%
Biotechnology 2.4%
Acceleron Pharma, Inc.(a)	22,799	1,206,751
Alder Biopharmaceuticals, Inc.(a)	97,000	1,297,860
Aldeyra Therapeutics, Inc.(a)	82,882	743,451
BioCryst Pharmaceuticals, Inc.(a)	117,828	1,081,661
CareDx, Inc.(a)	51,962	1,520,928
Emergent Biosolutions, Inc.(a)	61,003	4,443,458
Genomic Health, Inc.(a)	20,247	1,600,525
Immunomedics, Inc.(a)	80,000	1,607,200
Ligand Pharmaceuticals, Inc.(a)	61,938	9,771,958
Myriad Genetics, Inc.(a)	71,174	2,294,650
Proteostasis Therapeutics, Inc.(a)	165,126	837,189
REGENXBIO, Inc.(a)	12,407	743,303
Repligen Corp.(a)	218,440	14,126,515
Sarepta Therapeutics, Inc.(a)	6,295	815,014
Veracyte, Inc.(a)	79,866	977,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Vericel Corp.(a)	74,951	1,317,639
Viking Therapeutics, Inc.(a)	79,707	899,892
Total		45,285,554
Health Care Equipment & Supplies 3.4%
Angiodynamics, Inc.(a)	70,374	1,512,337
AtriCure, Inc.(a)	38,977	1,305,340
Cantel Medical Corp.	142,395	12,228,883
CONMED Corp.	28,058	1,906,822
CryoLife, Inc.(a)	35,717	1,082,939
Haemonetics Corp.(a)	14,910	1,599,545
Integer Holdings Corp.(a)	62,735	5,557,066
Invacare Corp.	96,940	533,170
iRhythm Technologies, Inc.(a)	13,156	974,596
Lantheus Holdings, Inc.(a)	112,012	2,100,225
LeMaitre Vascular, Inc.	199,300	5,558,477
LivaNova PLC(a)	12,000	1,214,280
Masimo Corp.(a)	11,995	1,324,488
Meridian Bioscience, Inc.	66,877	1,266,650
Merit Medical Systems, Inc.(a)	117,979	7,438,576
Natus Medical, Inc.(a)	52,843	1,869,585
Neogen Corp.(a)	175,282	11,368,791
Orthofix Medical, Inc.(a)	42,156	2,539,899
STAAR Surgical Co.(a)	22,067	838,767
Tactile Systems Technology, Inc.(a)	22,044	1,239,755
Tandem Diabetes Care, Inc.(a)	22,994	846,639
Total		64,306,830
Health Care Providers & Services 1.4%
Amedisys, Inc.(a)	7,608	1,036,590
BioTelemetry, Inc.(a)	23,780	1,686,953
Encompass Health Corp.	12,204	917,863
Ensign Group, Inc. (The)	143,056	6,490,451
HealthEquity, Inc.(a)	16,138	1,431,279
LHC Group, Inc.(a)	67,111	7,037,930
Molina Healthcare, Inc.(a)	14,500	2,025,795
National Research Corp., Class A	69,035	2,752,425
PetIQ, Inc.(a)	33,739	1,052,657
Premier, Inc.(a)	28,401	1,126,384
Total		25,558,327

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.5%
Allscripts Healthcare Solutions, Inc.(a)	547,328	5,588,219
Evolent Health, Inc., Class A(a)	49,871	1,281,685
HealthStream, Inc.	8,548	210,623
HMS Holdings Corp.(a)	112,134	4,007,669
Inspire Medical Systems, Inc.(a)	30,279	1,391,017
Medidata Solutions, Inc.(a)	98,575	7,610,976
Omnicell, Inc.(a)	198,319	15,316,176
Tabula Rasa HealthCare, Inc.(a)	13,637	1,029,321
Teladoc Health, Inc.(a)	15,038	939,123
Vocera Communications, Inc.(a)	251,377	9,989,722
Total		47,364,531
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	40,732	6,574,960
Cambrex Corp.(a)	35,589	1,702,222
Codexis, Inc.(a)	23,796	521,608
Medpace Holdings, Inc.(a)	20,768	1,285,747
NeoGenomics, Inc.(a)	78,401	1,285,776
Pra Health Sciences, Inc.(a)	10,236	1,194,951
Total		12,565,264
Pharmaceuticals 0.9%
Amneal Pharmaceuticals, Inc.(a)	102,500	1,815,275
Assertio Therapeutics, Inc.(a)	230,618	1,149,631
Endo International PLC(a)	116,000	1,395,480
Horizon Pharma PLC(a)	228,706	4,569,546
Phibro Animal Health Corp., Class A	78,221	2,651,692
Prestige Consumer Healthcare, Inc.(a)	106,971	4,152,614
Reata Pharmaceuticals, Inc., Class A(a)	13,853	874,817
Total		16,609,055
Total Health Care		211,689,561
Industrials 15.2%
Aerospace & Defense 0.9%
Aerovironment, Inc.(a)	10,460	801,236
Kratos Defense & Security Solutions, Inc.(a)	98,645	1,311,979
Mercury Systems, Inc.(a)	157,240	8,146,604
Moog, Inc., Class A	71,973	6,294,039
Total		16,553,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.4%
Forward Air Corp.	102,625	6,699,360
Airlines 0.7%
Hawaiian Holdings, Inc.	168,741	6,773,264
Skywest, Inc.	73,000	4,210,640
Spirit Airlines, Inc.(a)	44,795	2,872,255
Total		13,856,159
Building Products 2.4%
AAON, Inc.	195,260	7,410,117
Apogee Enterprises, Inc.	37,665	1,372,889
Armstrong World Industries, Inc.	69,000	4,622,310
Continental Building Product(a)	136,573	3,903,256
Gibraltar Industries, Inc.(a)	122,847	4,442,148
Masonite International Corp.(a)	43,945	2,358,528
Quanex Building Products Corp.	114,268	1,804,292
Simpson Manufacturing Co., Inc.	190,425	11,139,862
Trex Co., Inc.(a)	134,300	8,558,939
Total		45,612,341
Commercial Services & Supplies 1.5%
ACCO Brands Corp.	279,856	2,272,431
Advanced Disposal Services, Inc.(a)	101,027	2,722,678
Casella Waste Systems, Inc., Class A(a)	36,841	1,202,859
Clean Harbors, Inc.(a)	20,111	1,297,763
Healthcare Services Group, Inc.	170,950	8,068,840
Herman Miller, Inc.	72,486	2,454,376
Kimball International, Inc., Class B	70,890	1,081,781
Steelcase, Inc., Class A	220,178	3,566,883
Tetra Tech, Inc.	20,361	1,241,206
Unifirst Corp.	24,051	3,713,715
Total		27,622,532
Construction & Engineering 0.9%
EMCOR Group, Inc.	29,837	2,173,924
Granite Construction, Inc.	77,000	3,898,510
KBR, Inc.	95,000	1,764,150
MasTec, Inc.(a)	87,500	3,945,375
Quanta Services, Inc.(a)	168,779	5,924,143
Total		17,706,102

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.3%
Atkore International Group, Inc.(a)	152,134	3,106,576
Sunrun, Inc.(a)	211,000	3,091,150
Total		6,197,726
Machinery 4.0%
Albany International Corp., Class A	17,311	1,252,624
Allison Transmission Holdings, Inc.	19,916	938,243
Barnes Group, Inc.	66,000	3,963,300
Columbus McKinnon Corp.	42,892	1,492,642
Donaldson Co., Inc.	24,468	1,371,187
Douglas Dynamics, Inc.	216,500	8,068,955
ESCO Technologies, Inc.	134,599	9,459,618
Global Brass & Copper Holdings, Inc.	155,104	5,020,716
Greenbrier Companies, Inc. (The)	132,332	6,472,358
John Bean Technologies Corp.	82,300	6,793,042
Kennametal, Inc.	187,730	7,850,869
Meritor, Inc.(a)	75,547	1,246,525
Mueller Industries, Inc.	99,098	2,360,514
Navistar International Corp.(a)	113,000	3,620,520
Proto Labs, Inc.(a)	62,875	8,091,384
Sun Hydraulics Corp.	174,900	7,289,832
Total		75,292,329
Marine 0.1%
Matson, Inc.	64,198	2,526,191
Professional Services 2.3%
ASGN, Inc.(a)	82,686	5,726,005
CBIZ, Inc.(a)	116,806	2,463,439
Exponent, Inc.	270,400	13,606,528
FTI Consulting, Inc.(a)	16,390	1,151,397
ICF International, Inc.	72,693	5,090,691
Kforce, Inc.	81,000	2,566,890
Korn/Ferry International	67,000	3,280,990
TrueBlue, Inc.(a)	60,081	1,517,045
Wageworks, Inc.(a)	248,075	8,268,340
Total		43,671,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.5%
ArcBest Corp.	63,426	2,553,531
Covenant Transportation Group, Inc., Class A(a)	188,529	4,294,690
Hertz Global Holdings, Inc.(a)	102,246	1,913,023
Total		8,761,244
Trading Companies & Distributors 1.2%
Aircastle Ltd.	97,139	1,811,643
EVI Industries, Inc.	58,250	2,062,050
GATX Corp.	25,475	2,127,417
NOW, Inc.(a)	151,000	2,036,990
Rush Enterprises, Inc., Class A	73,300	2,792,730
SiteOne Landscape Supply, Inc.(a)	109,725	6,763,449
Triton International Ltd.	86,000	2,930,880
WESCO International, Inc.(a)	19,473	1,040,053
Total		21,565,212
Total Industrials		286,064,379
Information Technology 12.1%
Communications Equipment 1.1%
Ciena Corp.(a)	501,431	16,356,679
Comtech Telecommunications Corp.	89,577	2,287,797
Viavi Solutions, Inc.(a)	253,000	2,565,420
Total		21,209,896
Electronic Equipment, Instruments & Components 2.9%
Fabrinet (a)	105,852	5,581,576
Insight Enterprises, Inc.(a)	72,792	3,245,067
Mesa Laboratories, Inc.	57,817	12,797,215
Novanta, Inc.(a)	96,395	6,258,927
PC Connection, Inc.	47,941	1,502,471
Rogers Corp.(a)	65,275	8,398,282
SYNNEX Corp.	29,500	2,381,830
Tech Data Corp.(a)	36,769	3,307,372
TTM Technologies, Inc.(a)	623,297	7,411,001
Vishay Intertechnology, Inc.	170,238	3,549,462
Total		54,433,203

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.0%
Booz Allen Hamilton Holdings Corp.	23,001	1,180,181
CACI International, Inc., Class A(a)	13,733	2,264,709
Euronet Worldwide, Inc.(a)	12,387	1,456,835
EVERTEC, Inc.	44,195	1,207,849
Live Ramp Holdings, Inc.(a)	28,087	1,328,515
MongoDB, Inc.(a)	13,616	1,128,767
NIC, Inc.	5,167	67,171
Science Applications International Corp.	42,000	2,919,840
Sykes Enterprises, Inc.(a)	79,832	2,204,960
Travelport Worldwide Ltd.	248,595	3,798,532
Twilio, Inc., Class A(a)	11,025	1,041,752
Total		18,599,111
Semiconductors & Semiconductor Equipment 1.9%
Amkor Technology, Inc.(a)	338,971	2,321,951
Cohu, Inc.	176,144	3,452,422
Cree, Inc.(a)	67,000	2,957,380
Diodes, Inc.(a)	102,790	3,580,176
Entegris, Inc.	144,469	4,247,389
Kulicke & Soffa Industries, Inc.	119,000	2,570,400
NVE Corp.	46,450	4,437,833
Rambus, Inc.(a)	358,333	3,124,664
Rudolph Technologies, Inc.(a)	99,538	2,112,196
Semtech Corp.(a)	18,378	980,283
Teradyne, Inc.	151,710	5,414,530
Total		35,199,224
Software 5.1%
ACI Worldwide, Inc.(a)	346,427	10,004,812
Alarm.com Holdings, Inc.(a)	25,208	1,281,827
Alteryx, Inc., Class A(a)	16,403	987,133
Avaya Holdings Corp.(a)	146,000	2,273,220
Benefitfocus, Inc.(a)	24,998	1,252,400
Blackbaud, Inc.	110,725	8,110,606
Blackline, Inc.(a)	131,700	5,645,979
Bottomline Technologies de, Inc.(a)	236,064	13,000,044
Cornerstone OnDemand, Inc.(a)	21,995	1,201,367
Descartes Systems Group, Inc. (The)(a)	395,600	11,638,552
Ebix, Inc.	34,000	1,605,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Everbridge, Inc.(a)	22,205	1,216,168
FireEye, Inc.(a)	64,233	1,285,302
Five9, Inc.(a)	76,781	3,292,369
HubSpot, Inc.(a)	6,997	972,793
Paylocity Holding Corp.(a)	87,030	5,837,972
PROS Holdings, Inc.(a)	279,723	8,998,689
Rapid7, Inc.(a)	27,019	859,204
RingCentral, Inc., Class A(a)	10,687	885,952
SailPoint Technologies Holding, Inc.(a)	31,962	831,971
SPS Commerce, Inc.(a)	73,070	6,227,756
Trade Desk, Inc. (The), Class A(a)	9,235	1,315,526
Tyler Technologies, Inc.(a)	33,025	6,365,899
Zendesk, Inc.(a)	15,119	898,522
Total		95,989,543
Technology Hardware, Storage & Peripherals 0.1%
Electronics for Imaging, Inc.(a)	61,000	1,688,480
Total Information Technology		227,119,457
Materials 3.3%
Chemicals 1.8%
Balchem Corp.	90,950	7,885,365
Ingevity Corp.(a)	14,881	1,458,487
Kraton Performance Polymers, Inc.(a)	82,891	2,171,744
Livent Corp.(a)	120,000	2,212,800
Orion Engineered Carbons SA	355,832	9,294,332
PolyOne Corp.	135,164	4,544,214
Stepan Co.	39,012	3,152,950
Trinseo SA	50,722	2,562,982
Total		33,282,874
Containers & Packaging 0.1%
Owens-Illinois, Inc.(a)	86,564	1,591,912
Metals & Mining 0.9%
Allegheny Technologies, Inc.(a)	156,000	4,096,560
Carpenter Technology Corp.	55,000	2,369,400
Cleveland-Cliffs, Inc.(a)	281,000	2,607,680
Kaiser Aluminum Corp.	51,147	4,998,597
Materion Corp.	73,000	3,860,240
Total		17,932,477

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
Boise Cascade Co.	71,264	1,894,197
Domtar Corp.	34,846	1,518,589
Louisiana-Pacific Corp.	172,283	3,938,389
Neenah, Inc.	27,000	1,859,760
Total		9,210,935
Total Materials		62,018,198
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.1%
American Assets Trust, Inc.	199,427	8,300,152
Americold Realty Trust	45,643	1,223,232
Brandywine Realty Trust	781,243	11,148,338
Chesapeake Lodging Trust	286,487	8,471,421
Columbia Property Trust, Inc.	116,859	2,508,963
CoreCivic, Inc.	80,000	1,756,000
Cousins Properties, Inc.	712,811	6,023,253
First Industrial Realty Trust, Inc.	165,500	5,305,930
Hersha Hospitality Trust	514,824	9,833,138
Hudson Pacific Properties, Inc.	83,500	2,576,810
Kite Realty Group Trust	155,653	2,569,831
Mack-Cali Realty Corp.	160,000	3,465,600
NexPoint Residential Trust, Inc.	32,126	1,172,278
Piedmont Office Realty Trust, Inc.	227,629	4,217,965
Preferred Apartment Communities, Inc., Class A	184,158	2,755,004
PS Business Parks, Inc.	36,000	5,076,720
RPT Realty	198,677	2,839,094
Saul Centers, Inc.	19,271	1,014,618
STAG Industrial, Inc.	318,416	8,530,365
Sunstone Hotel Investors, Inc.	268,000	4,089,680
Xenia Hotels & Resorts, Inc.	194,026	3,942,608
Total		96,821,000
Real Estate Management & Development 0.7%
FirstService Corp.	57,600	4,356,864
Kennedy-Wilson Holdings, Inc.	283,626	5,556,233
Realogy Holdings Corp.	153,516	2,956,718
Total		12,869,815
Total Real Estate		109,690,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 2.0%
El Paso Electric Co.	185,481	10,266,373
IDACORP, Inc.	56,223	5,523,348
PNM Resources, Inc.	177,043	7,651,798
Portland General Electric Co.	297,348	14,317,306
Total		37,758,825
Gas Utilities 1.0%
New Jersey Resources Corp.	130,000	6,308,900
ONE Gas, Inc.	53,500	4,552,315
South Jersey Industries, Inc.	132,000	4,118,400
Southwest Gas Holdings, Inc.	39,000	3,072,030
Total		18,051,645
Multi-Utilities 0.6%
Black Hills Corp.	79,055	5,234,232
NorthWestern Corp.	111,769	7,148,745
Total		12,382,977
Total Utilities		68,193,447
Total Common Stocks (Cost $1,480,963,302)		1,567,610,695

Exchange-Traded Funds 13.8%
	Shares	Value ($)
iShares Russell 2000 ETF	392,247	59,864,737
iShares Russell 2000 Growth ETF	1,046,130	199,559,759
Total Exchange-Traded Funds (Cost $259,813,228)		259,424,496

Money Market Funds 2.8%

Columbia Short-Term Cash Fund, 2.364%(b),(c)	52,094,709	52,089,499
Total Money Market Funds (Cost $52,089,499)		52,089,499
Total Investments in Securities (Cost: $1,792,866,029)		1,879,124,690
Other Assets & Liabilities, Net		(1,016,680)
Net Assets		1,878,108,010

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	52,399,234	301,372,585	(301,677,110)	52,094,709	(80)	80	332,738	52,089,499
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	44,424,285	—	—	—	44,424,285
Consumer Discretionary	164,377,986	—	—	—	164,377,986
Consumer Staples	41,236,104	—	—	—	41,236,104
Energy	59,124,652	—	—	—	59,124,652
Financials	293,671,811	—	—	—	293,671,811
Health Care	211,689,561	—	—	—	211,689,561
Industrials	286,064,379	—	—	—	286,064,379
Information Technology	227,119,457	—	—	—	227,119,457
Materials	62,018,198	—	—	—	62,018,198
Real Estate	109,690,815	—	—	—	109,690,815
Utilities	68,193,447	—	—	—	68,193,447
Total Common Stocks	1,567,610,695	—	—	—	1,567,610,695
Exchange-Traded Funds	259,424,496	—	—	—	259,424,496
Money Market Funds	—	—	—	52,089,499	52,089,499
Total Investments in Securities	1,827,035,191	—	—	52,089,499	1,879,124,690
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
3-month USD LIBOR + 1.100% 07/20/2026	3.569%	341,206	341,239
Barings CLO Ltd.(a),(b)
Series 2013-IA Class AR
3-month USD LIBOR + 0.800% 01/20/2028	3.269%	120,000	118,680
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	3.419%	450,000	447,417
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% 07/18/2027	3.375%	425,000	422,541
Capital One Multi-Asset Execution Trust
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	282,495
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	3.557%	750,000	750,112
Chase Issuance Trust
Series 2016-A2 Class A
06/15/2021	1.370%	330,000	327,172
Series 2016-A5 Class A5
07/15/2021	1.270%	425,000	420,609
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	339,825	342,115
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	737,181	801,025
DB Master Finance LLC(a)
CMO Series 2015-1A Class A2II
02/20/2045	3.980%	567,875	569,959
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	99,000	96,028
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	567,499
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	3.740%	370,312	370,031
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	3.436%	260,000	257,577
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	3.336%	425,000	422,679
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	3.115%	436,000	437,955
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% 03/25/2036	3.665%	555,000	569,739
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	162,525	161,472
Ford Credit Auto Owner Trust
Series 2016-C Class A3
03/15/2021	1.220%	240,324	238,030
GoldenTree Loan Opportunities IX Ltd.(a),(b)
Series 2014-9A Class AR2
3-month USD LIBOR + 1.110% 10/29/2029	3.619%	190,000	190,007
Honda Auto Receivables Owner Trust
Series 2015-4 Class A3
09/23/2019	1.230%	32,092	32,070
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	690,736	691,213
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	3.239%	450,000	446,841
Madison Park Funding XXX Ltd.(a),(b)
Series 2018-30A Class A
3-month USD LIBOR + 0.750% 04/15/2029	3.186%	400,000	394,558
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	3.490%	340,933	340,927
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.236%	425,000	420,446
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	225,689	224,477
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	136,931	136,684
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	2.825%	672,827	676,246
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	3.015%	569,789	568,908
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.815%	729,000	753,617
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.365%	750,000	757,704
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	3.115%	900,000	904,974
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% 12/27/2039	3.115%	545,143	550,181
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	3.115%	837,044	840,494
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	175,000	175,838
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% 03/15/2055	2.494%	841,000	807,564
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	2.804%	478,579	480,115
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	3.040%	900,000	897,239
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	2.550%	870,000	849,816
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	2.870%	422,154	422,534
Series 2008-2 Class B
3-month USD LIBOR + 1.200% 01/25/2083	3.690%	740,000	705,714
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	4.140%	497,423	507,227
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% 07/25/2023	4.190%	593,728	606,375
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.590%	405,599	409,360
Series 2008-7 Class B
3-month USD LIBOR + 1.850% 07/26/2083	4.340%	500,000	511,453
Series 2008-9 Class A
3-month USD LIBOR + 1.500% 04/25/2023	3.990%	517,244	523,030
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% 10/25/2034	3.515%	1,040,000	1,069,957
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	3.265%	599,740	600,702
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% 03/25/2055	2.905%	507,212	509,191
Subordinated, Series 2004-10 Class B
3-month USD LIBOR + 0.370% 01/25/2040	2.860%	481,811	462,765
Subordinated, Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	2.660%	700,000	631,058
Subordinated, Series 2007-3 Class B
3-month USD LIBOR + 0.150% 01/25/2028	2.640%	700,000	632,758
Subordinated, Series 2012-7 Class B
1-month USD LIBOR + 1.800% 09/25/2043	4.115%	550,000	551,900
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	379,225	386,696
Textainer Marine Containers VII Ltd.(a)
Series 2018-1A Class A
08/20/2043	4.110%	175,680	173,672

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treman Park CLO Ltd.(a),(b),(d),(e)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% 10/20/2028	3.535%	850,000	850,000
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	225,000	223,066
Voya CLO Ltd.(a),(b)
Series 2015-2A Class AR
3-month USD LIBOR + 0.970% 07/23/2027	3.447%	405,000	402,784
Wendy’s Funding LLC(a)
CMO Series 2015-1 Class A2II
06/15/2045	4.080%	258,020	258,410
Series 2018-1A Class A2I
03/15/2048	3.573%	99,250	95,608
Total Asset-Backed Securities — Non-Agency (Cost $29,425,658)			29,618,553

Commercial Mortgage-Backed Securities - Agency 3.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(f)
CMO Series K014 Class X1
04/25/2021	1.323%	5,174,095	122,433
Series K006 Class AX1
01/25/2020	1.107%	8,980,705	70,530
Series K015 Class X3
08/25/2039	2.896%	2,000,000	141,301
Series K021 Class X3
07/25/2040	2.034%	1,550,000	103,117
Series K022 Class X3
08/25/2040	1.875%	1,550,000	95,030
Series K025 Class X3
11/25/2040	1.812%	2,400,000	151,022
Series K712 Class X1
11/25/2019	1.444%	5,713,258	43,435
Series K712 Class X3
05/25/2040	1.489%	6,500,000	95,730
Series K714 Class X1
10/25/2020	0.793%	6,102,531	59,609
Series K717 Class X3
11/25/2042	1.681%	3,500,000	149,062
Series Q004 Class XFL
10/25/2021	0.916%	5,934,370	144,359
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	690,918
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series KJ02 Class A2
09/25/2020	2.597%	289,914	287,372
Series K004 Class A3
08/25/2019	4.241%	700,000	703,798
Series KJ05 Class A1
05/25/2021	1.418%	88,030	86,624
Series KJ13
09/25/2021	2.055%	703,597	694,972
Series Q007 Class APT2
10/25/2047	3.327%	798,595	804,931
Series X3FX Class A1FX
03/25/2025	3.000%	422,209	414,867
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	855,000	876,752
Series Q004 Class A2H
01/25/2021	2.837%	799,943	798,715
Series Q006 Class APT1
07/25/2026	2.577%	1,035,518	1,047,381
Series Q007 Class APT1
10/25/2047	2.990%	674,394	690,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF09 Class A
1-month USD LIBOR + 0.380% 05/25/2022	2.641%	341,544	341,221
Series KF10 Class A
1-month USD LIBOR + 0.380% 07/25/2022	2.641%	289,152	288,789
Series KS02 Class A
1-month USD LIBOR + 0.380% 08/25/2023	2.641%	500,996	500,811
Federal National Mortgage Association
12/01/2020	3.457%	361,813	362,724
12/01/2021	3.300%	802,096	807,870
04/01/2022	3.710%	210,701	213,577
04/01/2028	3.050%	390,000	372,450
01/01/2030	3.370%	444,689	432,722
05/01/2030	3.490%	600,000	584,806
11/01/2030	3.820%	400,000	401,262
03/01/2031	3.030%	400,657	372,215
07/01/2032	3.130%	350,000	326,134
11/01/2037	3.210%	864,909	795,582
Series 2011-M2 Class A3
04/25/2021	3.764%	898,105	907,664
Series 2012-M1 Class A2
10/25/2021	2.729%	719,048	709,848

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(f)
Series 2011-M9 Class SA
1-month USD LIBOR + 6.350% 01/25/2021	4.069%	1,617,242	71,085
Federal National Mortgage Association(c),(f)
Series 2012-M14 Class X2
09/25/2022	0.541%	6,935,582	93,919
Series 2016-M11B Class X2
07/25/2039	2.728%	3,625,464	162,764
Series 2016-M4 Class X2
01/25/2039	2.691%	1,195,988	108,099
Government National Mortgage Association(c),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.615%	3,190,322	102,405
CMO Series 2017-181 Class IO
10/16/2059	0.624%	2,608,994	152,758
Series 2011-53 Class IO
05/16/2051	0.738%	4,941,996	137,254
Series 2012-4 Class IO
05/16/2052	0.206%	9,246,603	102,772
Series 2014-88 Class IE
03/16/2055	0.331%	4,527,043	111,052
Series 2017-105 Class IO
05/16/2059	0.737%	1,431,006	105,499
Series 2017-145 Class IO
04/16/2057	0.666%	2,945,443	179,177
Series 2017-148 Class IO
07/16/2059	0.658%	2,564,579	151,850
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.055%	468,459	470,446
Series 2011-67
09/16/2051	3.985%	617,632	616,547
Total Commercial Mortgage-Backed Securities - Agency (Cost $18,963,695)			18,255,869

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

BBCMS Mortgage Trust(a),(b)
Subordinated, Series 2018-TALL Class E
1-month USD LIBOR + 2.437% 03/15/2037	4.744%	160,000	159,554
Bear Stearns Commercial Mortgage Securities Trust(a),(c)
Series 2004-PWR4 Class G
06/11/2041	6.192%	480,000	484,549
Bear Stearns Deutsche Bank Trust(a)
Subordinated, Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	533,178
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% 07/15/2035	4.207%	140,000	139,657
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% 07/15/2035	4.557%	100,000	99,755
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% 03/15/2037	4.257%	305,000	304,540
CLNS Trust(a),(b)
Subordinated, Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% 06/11/2032	3.416%	100,000	99,748
Cold Storage Trust(a),(b)
Series 2017-ICE3 Class C
1-month USD LIBOR + 1.350% 04/15/2036	3.657%	230,000	230,465
Commercial Mortgage Pass-Through Certificates(c),(f)
Series 2012-CR3 Class XA
10/15/2045	2.031%	1,755,647	102,423
Commercial Mortgage Trust
Series 2006-C8 Class AJ
12/10/2046	5.377%	12,059	12,133
Series 2014-UBS4 Class A2
08/10/2047	2.963%	546,249	545,368
Commercial Mortgage Trust(c),(f)
Series 2012-CR4 Class XA
10/15/2045	1.939%	3,860,523	194,682
Series 2013-CR13 Class XA
11/12/2046	0.977%	2,867,839	99,058
Series 2013-LC6 Class XA
01/10/2046	1.503%	2,005,468	90,869
Commercial Mortgage Trust(a),(c),(f)
Series 2012-LC4 Class XA
12/10/2044	2.293%	2,930,024	159,208
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.732%	165,000	164,893
Core Industrial Trust(a)
Series 2015-CALW Class A
02/10/2034	3.040%	184,991	182,875
Credit Suisse First Boston Mortgage Securities Corp.(c),(f)
Series 98-C1 Class AX
05/17/2040	1.938%	419,311	5,499
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% 05/15/2035	3.194%	146,731	146,349

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	145,071
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	290,000	290,660
Series 2013-KING Class A
12/10/2027	2.706%	161,432	160,432
GS Mortgage Securities Corp. Trust(a)
Series 2012-SHOP Class A
06/05/2031	2.933%	170,000	169,851
GS Mortgage Securities Corp. Trust(a),(c),(f)
Series 2017-GPTX Class XCP
05/10/2034	0.911%	6,000,000	68,593
GS Mortgage Securities Corp. Trust(a),(b)
Series 2018-CHLL Class F
1-month USD LIBOR + 3.300% 02/15/2037	5.607%	100,000	100,060
Series 2018-TWR Class A
1-month USD LIBOR + 0.900% 07/15/2031	3.207%	135,000	135,020
GS Mortgage Securities Trust(a),(c),(f)
08/10/2043	1.493%	6,864,825	122,686
Series 2012-GC6 Class XB
01/10/2045	0.257%	10,648,392	71,679
Home Partners of America Trust(a),(b)
Subordinated, Series 2018-1 Class D
1-month USD LIBOR + 1.450% 07/17/2037	3.384%	120,000	118,957
Irvine Core Office Trust(a),(c)
Series 2013-IRV Class A2
05/15/2048	3.279%	170,000	167,895
JPMBB Commercial Mortgage Securities Trust(c),(f)
Series 2014-C23 Class XA
09/15/2047	0.901%	3,815,902	101,385
Series 2014-C26 Class XA
01/15/2048	1.232%	3,744,288	150,162
JPMorgan Chase Commercial Mortgage Securities Corp.(a),(c)
Series 2018-AON Class D
07/05/2031	4.767%	55,000	56,184
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	650,000	664,366
Series 2012-HSBC Class A
07/05/2032	3.093%	208,408	205,938
Series 2018-BCON Class A
01/05/2031	3.735%	170,000	171,124
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(f)
Series 2012-LC9 Class XA
12/15/2047	1.691%	4,167,974	186,909
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2018-PHH Class C
1-month USD LIBOR + 1.360% 06/15/2035	3.667%	55,000	54,847
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	155,000	155,941
Morgan Stanley Capital I Trust(a),(c),(f)
Series 2012-C4 Class XA
03/15/2045	2.266%	3,458,416	186,413
Morgan Stanley Capital I Trust(a)
Series 2014-MP Class A
08/11/2033	3.469%	140,000	140,605
Morgan Stanley Capital I Trust(a),(b)
Subordinated, Series 2017-CLS Class D
1-month USD LIBOR + 1.400% 11/15/2034	3.707%	70,000	69,848
MSDB Trust(a),(c)
Subordinated, Series 2017-712F Class B
07/11/2039	3.568%	280,000	265,596
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	150,000	152,853
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.961%	165,000	166,207
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated, Series 2015-5AVE Class D
01/05/2043	4.534%	200,000	160,447
UBS Commercial Mortgage Trust(a),(c),(f)
Series 2012-C1 Class XA
05/10/2045	2.253%	2,419,161	134,798
UBS Commercial Mortgage Trust
Series 2018-C12 Class A1
08/15/2051	3.294%	632,160	631,609
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	166,721
Series 2013-PENN Class A
12/13/2029	3.808%	170,000	171,229
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	340,073
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	170,000	168,482

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2012-C10 Class ASB
12/15/2045	2.453%	800,516	787,897
WF-RBS Commercial Mortgage Trust(a),(c),(f)
Series 2012-C8 Class XA
08/15/2045	2.001%	1,726,300	93,283
Series 2012-C9 Class XA
11/15/2045	2.045%	1,843,169	110,291
WF-RBS Commercial Mortgage Trust(c),(f)
Series 2014-C24 Class XA
11/15/2047	1.019%	2,798,213	102,904
Series 2014-LC14 Class XA
03/15/2047	1.438%	2,270,460	97,464
Worldwide Plaza Trust(a),(c)
Series 2017-WWP Class D
11/10/2036	3.715%	120,000	110,505
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $11,356,548)			11,109,788

Common Stocks 13.7%
Issuer	Shares	Value ($)
Communication Services 2.4%
Entertainment 1.3%
21st Century Fox, Inc., Class A(g),(h)	141,176	6,983,977
Interactive Media & Services 0.1%
XO Group, Inc.(i)	19,067	657,811
Media 1.0%
CBS Corp., Class B Non Voting	7,741	419,408
Fox Broadcasting Co.(d),(e),(i)	26,195	311,066
Kabel Deutschland Holding AG	4,300	506,275
Starz Acquisition LLC(d),(e),(i)	89,648	3,750,872
Total		4,987,621
Total Communication Services		12,629,409
Consumer Discretionary 2.0%
Auto Components 0.1%
Lear Corp.	1,130	153,963
Magna International, Inc.	3,682	183,621
Tenneco, Inc.	4,779	161,291
Visteon Corp.(i)	1,666	122,984
Total		621,859
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.6%
Papa John’s International, Inc.	19,700	945,403
Wyndham Hotels & Resorts, Inc.(g),(h),(j)	46,194	2,315,705
Total		3,261,108
Household Durables 1.2%
Lennar Corp., Class A	2,025	86,528
SodaStream International Ltd.(i)	42,119	6,050,395
Total		6,136,923
Specialty Retail 0.1%
Rent-A-Center, Inc.(i)	42,410	622,579
Total Consumer Discretionary		10,642,469
Consumer Staples —%
Food Products —%
Dole Food Co., Inc.(d),(e),(i)	96,900	31,764
Total Consumer Staples		31,764
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Diamondback Energy, Inc.	15,241	1,682,302
Total Energy		1,682,302
Financials 1.1%
Banks 0.8%
Ameris Bancorp	3,335	142,838
BankUnited, Inc.	3,508	121,166
BOK Financial Corp.	2,331	196,503
Citigroup, Inc.	4,085	264,667
Citizens Financial Group, Inc.	2,955	107,444
Columbia Banking System, Inc.	8,249	335,569
Comerica, Inc.	4,295	340,078
Cullen/Frost Bankers, Inc.	497	49,859
German American Bancorp, Inc.	1,500	47,310
JPMorgan Chase & Co.	4,172	463,885
KeyCorp	8,297	152,167
M&T Bank Corp.	1,579	266,867
Pinnacle Financial Partners, Inc.	867	49,722
PNC Financial Services Group, Inc. (The)	840	114,055
Renasant Corp.	4,770	174,344
State Bank Financial Corp.	33,312	802,819
Stock Yards Bancorp, Inc.	1,453	45,552

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	5,625	306,338
Washington Trust Bancorp, Inc.	1,934	101,728
Zions Bancorp	1,048	50,996
Total		4,133,907
Consumer Finance —%
Capital One Financial Corp.	2,184	195,861
Insurance 0.3%
Aspen Insurance Holdings Ltd.	30,572	1,279,744
Total Financials		5,609,512
Health Care 2.0%
Biotechnology 0.5%
Shire PLC, ADR	14,100	2,475,678
Health Care Equipment & Supplies 0.4%
NxStage Medical, Inc.(i)	82,762	2,337,199
Health Care Providers & Services 0.8%
Aveta, Inc. Escrow(d),(e),(i)	6,409,000	6
Aveta, Inc. Escrow(d),(e),(i)	2,397,000	2
CVS Health Corp.	20,669	1,657,654
Express Scripts Holding Co.(g),(h),(i)	26,098	2,648,164
Total		4,305,826
Life Sciences Tools & Services 0.1%
Pacific Biosciences of California, Inc.(i)	46,112	360,596
Pharmaceuticals 0.2%
Endocyte, Inc.(i)	38,710	914,717
Paratek Pharmaceuticals, Inc.(g),(h),(i)	49,710	376,305
Total		1,291,022
Total Health Care		10,770,321
Industrials 1.8%
Aerospace & Defense 0.3%
Esterline Technologies Corp.(i)	13,180	1,564,861
Commercial Services & Supplies 0.1%
Quad/Graphics, Inc.	29,300	479,934
Construction & Engineering —%
HC2 Holdings, Inc.(i)	11,950	37,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%
American Railcar Industries, Inc.	7,749	544,522
Trinity Industries, Inc.(g),(h)	106,321	2,533,630
Total		3,078,152
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	13,027	1,869,896
Nielsen Holdings PLC(g),(h)	25,777	700,361
Total		2,570,257
Road & Rail 0.1%
Norfolk Southern Corp.(g),(h)	4,372	746,475
Trading Companies & Distributors 0.2%
Herc Holdings Inc(g),(h),(i)	27,893	994,943
Total Industrials		9,472,384
Information Technology 2.2%
Communications Equipment 0.5%
NETGEAR, Inc.(g),(h),(i)	44,649	2,473,554
IT Services 0.8%
Live Ramp Holdings, Inc.(i)	59,505	2,814,586
Travelport Worldwide Ltd.(g),(h)	96,442	1,473,634
Total		4,288,220
Semiconductors & Semiconductor Equipment 0.2%
Integrated Device Technology, Inc.(i)	20,565	985,886
Software 0.3%
Red Hat, Inc.(i)	9,453	1,687,928
Technology Hardware, Storage & Peripherals 0.4%
Xerox Corp.(g),(h)	79,929	2,151,689
Total Information Technology		11,587,277
Materials 0.1%
Chemicals 0.1%
Air Products & Chemicals, Inc.	2,361	379,814
Total Materials		379,814
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Forest City Realty Trust, Inc., Class A(g),(h)	202,988	5,135,596
STORE Capital Corp.	4,039	121,009
Total		5,256,605
Total Real Estate		5,256,605

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.8%
Multi-Utilities 0.8%
Vectren Corp.(g),(h)	58,312	4,187,385
Total Utilities		4,187,385
Total Common Stocks (Cost $71,757,158)		72,249,242

Convertible Bonds(k) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
RTI International Metals, Inc.
10/15/2019	1.625%	2,588,000	2,592,845
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	80,000	70,232
Consumer Cyclical Services 0.0%
Liberty Expedia Holdings, Inc.(a)
06/30/2047	1.000%	270,000	260,967
Electric 0.1%
NextEra Energy Partners LP(a)
09/15/2020	1.500%	120,000	117,911
NRG Energy, Inc.(a)
06/01/2048	2.750%	200,000	214,330
Total			332,241
Health Care 0.1%
Danaher Corp.(l)
01/22/2021	0.000%	100,000	418,403
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%	95,000	379,778
Independent Energy 0.1%
Chesapeake Energy Corp.
09/15/2026	5.500%	275,000	238,000
Oasis Petroleum, Inc.
09/15/2023	2.625%	185,000	177,872
SM Energy Co.
07/01/2021	1.500%	160,000	155,825
Total			571,697
Other REIT 0.0%
Redwood Trust, Inc.
07/15/2024	5.625%	130,000	127,359
Convertible Bonds(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	300,000	269,968
Technology 0.1%
Novellus Systems, Inc.
05/15/2041	2.625%		30,000	141,630
Sony Corp.(l)
09/30/2022	0.000%	JPY	26,000,000	296,744
Total				438,374
Wireless 0.0%
Avaya Holdings Corp.(a)
06/15/2023	2.250%		210,000	182,076
Wirelines 0.1%
GCI Liberty, Inc.(a)
09/30/2046	1.750%		325,000	342,460
Total Convertible Bonds (Cost $5,927,862)				5,986,400

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Hess Corp.	8.000%	5,350	320,947
Total Energy			320,947
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	9,350	590,640
Total Health Care			590,640
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	390	386,400
Stanley Black & Decker, Inc.	5.375%	1,535	150,430
Total			536,830
Total Industrials			536,830
Real Estate —%
Equity Real Estate Investment Trusts (REITS) —%
Crown Castle International Corp.	6.875%	260	281,376
Total Real Estate			281,376

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.3%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.123%	9,000	534,600
Gas Utilities —%
South Jersey Industries, Inc.	7.250%	3,350	171,118
Multi-Utilities 0.2%
CenterPoint Energy, Inc.	7.000%	8,550	429,210
Dominion Resources, Inc.	6.750%	5,925	287,066
Total			716,276
Total Utilities			1,421,994
Total Convertible Preferred Stocks (Cost $3,141,073)			3,151,787

Corporate Bonds & Notes(k) 23.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	350,000	355,073
Engility Corp.
09/01/2024	8.875%	2,998,000	3,233,469
L3 Technologies, Inc.
06/15/2028	4.400%	260,000	258,096
Northrop Grumman Corp.
01/15/2025	2.930%	355,000	335,347
Total			4,181,985
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	230,500	216,783
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	116,258	121,557
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	257,903	274,493
Total			612,833
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	328,078
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Automotive 0.5%
Ford Motor Credit Co. LLC
01/15/2020	8.125%		600,000	624,887
11/02/2020	2.343%		260,000	249,539
01/15/2021	3.200%		380,000	368,094
03/28/2022	3.339%		200,000	188,720
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.080% 08/03/2022	3.662%		255,000	245,242
Ford Motor Credit Co., LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.305%		200,000	196,106
General Motors Financial Co., Inc.
04/13/2020	2.650%		370,000	364,815
07/13/2020	3.200%		200,000	197,447
Total				2,434,850
Banking 3.5%
Bank of America Corp.(m)
12/20/2023	3.004%		1,079,000	1,035,443
10/01/2025	3.093%		225,000	211,878
04/24/2028	3.705%		750,000	708,903
07/23/2029	4.271%		270,000	264,863
Bank of Ireland Group PLC(a)
11/25/2023	4.500%		200,000	195,213
Citibank NA
05/01/2020	3.050%		1,100,000	1,094,296
10/20/2020	2.125%		340,000	331,604
07/23/2021	3.400%		360,000	357,423
Citigroup, Inc.
12/07/2018	2.050%		500,000	499,944
05/22/2019	8.500%		250,000	256,153
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.480%	AUD	280,000	207,102
ConnectOne Bancorp, Inc.(m)
Subordinated
02/01/2028	5.200%		65,000	62,690
Dime Community Bancshares, Inc.(m)
Subordinated
06/15/2027	4.500%		200,000	196,925
Fifth Third Bancorp(m)
Junior Subordinated
12/31/2049	5.100%		365,000	340,253
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.427%		380,000	372,145
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	209,412

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%		500,000	472,997
05/22/2025	3.750%		400,000	382,071
Goldman Sachs Group, Inc. (The)(m)
09/29/2025	3.272%		260,000	243,013
Huntington Bancshares, Inc.(m)
12/31/2049	5.700%		155,000	148,372
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.680% 06/01/2021	3.418%		500,000	499,680
JPMorgan Chase & Co.(m),(n)
12/05/2024	4.023%		405,000	404,028
JPMorgan Chase & Co.(m)
05/01/2028	3.540%		750,000	706,972
01/23/2029	3.509%		450,000	420,274
Junior Subordinated
12/31/2049	6.100%		75,000	75,659
JPMorgan Chase Bank NA(b)
3-month USD LIBOR + 0.250% 02/13/2020	2.868%		690,000	685,322
Lloyds Banking Group PLC(m)
11/07/2023	2.907%		200,000	188,043
M&T Bank Corp.(m)
Junior Subordinated
12/31/2049	5.125%		270,000	261,915
Morgan Stanley
05/13/2019	7.300%		500,000	509,133
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	3.414%		1,000,000	999,997
3-month USD LIBOR + 0.930% 07/22/2022	3.399%		800,000	795,054
Popular, Inc.
09/14/2023	6.125%		320,000	319,778
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	490,892
Santander UK PLC
06/01/2021	3.400%		370,000	364,842
SunTrust Banks, Inc.(m)
Junior Subordinated
12/31/2049	5.050%		275,000	258,578
Synovus Financial Corp.(m)
Subordinated
12/15/2025	5.750%		335,000	335,463
U.S. Bancorp
06/07/2024	0.850%	EUR	100,000	112,446
UBS AG
08/14/2019	2.375%		450,000	447,772
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	3.235%	AUD	300,000	220,983
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	219,511
07/22/2022	2.625%		80,000	76,644
04/22/2026	3.000%		260,000	239,146
Wells Fargo & Co.(m)
05/22/2028	3.584%		310,000	292,980
Wells Fargo Bank NA(b)
SOFR + 0.480% 03/25/2020	2.670%		750,000	747,443
Wells Fargo Bank NA(m)
07/23/2021	3.325%		435,000	433,101
Wells Fargo Bank NA
10/22/2021	3.625%		510,000	509,566
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	197,247
Zions Bancorp(m)
Junior Subordinated
12/31/2049	5.800%		99,000	96,546
Total				18,499,715
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.(m)
12/31/2049	5.875%		65,000	62,678
Raymond James Financial, Inc.
07/15/2046	4.950%		200,000	190,825
Total				253,503
Building Materials 0.5%
Cemex SAB de CV(a)
05/05/2025	6.125%		315,000	302,591
USG Corp.(a)
06/01/2027	4.875%		2,130,000	2,134,371
Total				2,436,962
Cable and Satellite 0.7%
Cablevision Systems Corp.
09/15/2022	5.875%		120,000	120,172
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%		275,000	276,402
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		313,000	297,252
02/01/2028	5.000%		240,000	223,902
Charter Communications Operating LLC/Capital
02/01/2024	4.500%		260,000	258,010
02/15/2028	3.750%		200,000	179,825

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
02/15/2028	3.150%	150,000	137,791
10/15/2028	4.150%	425,000	421,085
CSC Holdings LLC(a)
05/15/2026	5.500%	250,000	242,556
04/15/2027	5.500%	200,000	191,568
02/01/2028	5.375%	275,000	258,462
04/01/2028	7.500%	200,000	206,058
Intelsat Jackson Holdings SA
08/01/2023	5.500%	107,000	94,493
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	137,000	135,660
07/15/2025	9.750%	36,000	37,160
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	270,000	243,100
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	220,000	213,410
07/15/2026	5.375%	215,000	208,647
08/01/2027	5.000%	115,000	108,056
Total			3,853,609
Chemicals 1.5%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	145,178
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	511,481
Hexion, Inc.
04/15/2020	6.625%	1,328,000	1,098,451
Hexion, Inc./Finance ULC
11/15/2020	9.000%	584,000	274,480
Momentive Performance Materials, Inc.
10/24/2021	3.880%	1,987,000	2,128,832
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	2,210,000	2,251,241
12/01/2025	5.875%	1,741,000	1,697,976
Total			8,107,639
Construction Machinery 0.0%
United Rentals North America, Inc.
05/15/2027	5.500%	225,000	212,291
Consumer Cyclical Services 0.2%
Cimpress NV(a)
06/15/2026	7.000%	165,000	161,312
Expedia Group, Inc.
02/15/2026	5.000%	260,000	260,996
IHS Markit Ltd.
08/01/2028	4.750%	515,000	501,775
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	79,063
UBER Technologies, Inc.(a)
11/01/2026	8.000%	275,000	270,115
Total			1,273,261
Consumer Products 0.1%
Central Garden & Pet Co.
11/15/2023	6.125%	144,000	146,210
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	132,000	120,790
Natura Cosmeticos SA(a)
02/01/2023	5.375%	265,000	260,057
Valvoline, Inc.
07/15/2024	5.500%	100,000	99,252
Total			626,309
Diversified Manufacturing 0.4%
General Electric Co.
05/04/2020	5.550%	350,000	353,243
01/05/2026	5.550%	245,000	235,864
Itron, Inc.(a)
01/15/2026	5.000%	90,000	83,684
Vertiv Group Corp.(a)
10/15/2024	9.250%	1,355,000	1,318,787
Total			1,991,578
Electric 0.9%
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	3.288%	540,000	540,392
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	398,055
Emera U.S. Finance LP
06/15/2026	3.550%	450,000	423,828
Emera, Inc.(m)
Subordinated
06/15/2076	6.750%	350,000	353,848
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	293,657
ITC Holdings Corp.
11/15/2027	3.350%	150,000	140,219
Metropolitan Edison Co.
01/15/2019	7.700%	500,000	502,603
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	390,654

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.062%		520,000	509,983
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%		10,000	9,176
NRG Energy, Inc.
01/15/2027	6.625%		220,000	224,149
NSTAR Electric Co.
05/15/2027	3.200%		520,000	495,532
Tucson Electric Power Co.
11/15/2021	5.150%		450,000	464,453
Total				4,746,549
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%		100,000	90,855
Finance Companies 0.4%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2021	4.500%		250,000	251,355
Air Lease Corp.
01/15/2020	2.125%		400,000	393,441
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%		104,000	103,184
Freedom Mortgage Corp.(a)
04/15/2025	8.250%		285,000	253,654
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%		1,200,000	1,141,351
Total				2,142,985
Food and Beverage 0.4%
Aramark Services, Inc.(a)
04/01/2025	5.000%		175,000	174,040
Bacardi Ltd.(a)
05/15/2028	4.700%		90,000	87,575
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%		79,000	65,064
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	113,599
General Mills, Inc.
04/17/2028	4.200%		225,000	216,844
Kraft Heinz Foods Co.
01/30/2029	4.625%		275,000	267,125
06/01/2046	4.375%		200,000	163,254
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	223,766
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		90,000	85,274
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	345,000	316,549
03/01/2027	5.750%	357,000	335,468
01/15/2028	5.625%	35,000	32,541
Total			2,081,099
Gaming 0.4%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	230,000	229,162
06/01/2028	5.750%	5,000	4,998
01/15/2029	5.300%	130,000	125,225
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,760,000	1,808,439
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	75,000	75,712
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	83,000	81,560
Total			2,325,096
Health Care 1.9%
Abbott Laboratories
11/30/2046	4.900%	225,000	233,067
Baylor Scott & White Holdings
11/15/2026	2.650%	500,000	447,727
Becton Dickinson and Co.
12/15/2019	2.675%	400,000	396,532
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	86,000	83,059
CVS Health Corp.
03/25/2025	4.100%	245,000	241,395
03/25/2048	5.050%	435,000	423,316
DJO Finance LLC/Corp.(a)
06/15/2021	8.125%	2,510,000	2,603,668
Hackensack Meridian Health, Inc.
07/01/2057	4.500%	300,000	299,783
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%	320,000	330,148
HCA, Inc.
02/15/2022	7.500%	300,000	323,838
05/01/2023	4.750%	205,000	204,887
03/15/2024	5.000%	415,000	416,194
02/15/2027	4.500%	285,000	273,610
Hologic, Inc.(a)
02/01/2028	4.625%	92,000	85,834
IQVIA, Inc.(a)
05/15/2023	4.875%	160,000	159,363
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	390,000	354,305

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Stryker Corp.
03/08/2019	2.000%		300,000	299,163
Tenet Healthcare Corp.
06/01/2020	4.750%		100,000	99,874
07/15/2024	4.625%		54,000	51,545
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	109,388
Universal Hospital Services, Inc.
08/15/2020	7.625%		2,317,000	2,317,176
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.089%		200,000	199,457
Total				9,953,329
Healthcare Insurance 0.4%
Aetna, Inc.
06/01/2021	4.125%		400,000	403,052
Centene Corp.
02/15/2021	5.625%		155,000	156,947
Centene Corp.(a)
06/01/2026	5.375%		161,000	162,777
Cigna Corp.
04/15/2025	3.250%		150,000	141,552
10/15/2027	3.050%		200,000	178,764
10/15/2047	3.875%		75,000	60,807
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%		850,000	839,560
Molina Healthcare, Inc.(a)
06/15/2025	4.875%		80,000	75,654
WellCare Health Plans, Inc.
04/01/2025	5.250%		68,000	67,611
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%		17,000	16,892
Total				2,103,616
Healthcare REIT 0.3%
Healthcare Realty Trust, Inc.
04/15/2023	3.750%		600,000	585,977
Ventas Realty LP
04/01/2027	3.850%		300,000	285,378
Welltower, Inc.
04/01/2019	4.125%		500,000	500,199
Total				1,371,554
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.2%
Antero Resources Corp.
12/01/2022	5.125%	55,000	53,895
06/01/2023	5.625%	275,000	273,102
03/01/2025	5.000%	290,000	276,294
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	46,795
Chesapeake Energy Corp.
10/01/2024	7.000%	415,000	387,269
Concho Resources, Inc.
01/15/2025	4.375%	225,000	219,927
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	43,000	40,257
Denbury Resources, Inc.(a)
02/15/2024	7.500%	235,000	207,572
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	160,000	155,397
Diamondback Energy, Inc.
05/31/2025	5.375%	485,000	479,688
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	35,955
EQT Corp.
10/01/2027	3.900%	260,000	227,232
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	19,106
Matador Resources Co.(a)
09/15/2026	5.875%	79,000	75,080
Murphy Oil Corp.
08/15/2024	6.875%	455,000	465,165
Newfield Exploration Co.
07/01/2024	5.625%	427,000	436,500
01/01/2026	5.375%	305,000	303,929
Occidental Petroleum Corp.
06/15/2025	3.500%	380,000	371,312
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	108,000	107,889
01/15/2025	5.375%	455,000	435,259
08/15/2025	5.250%	60,000	56,981
10/15/2027	5.625%	345,000	328,567
Resolute Energy Corp.
05/01/2020	8.500%	554,000	558,321
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%	85,000	79,030
SM Energy Co.
01/15/2027	6.625%	430,000	406,658

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%		88,000	88,650
06/01/2026	5.750%		244,000	234,247
Total				6,370,077
Leisure 0.1%
AMC Entertainment Holdings, Inc.
11/15/2024	6.375%	GBP	225,000	276,402
Lodging 0.2%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%		1,002,000	1,006,346
Media and Entertainment 1.5%
Abe Investment Holdings, Inc./Getty Images, Inc.(a)
10/16/2020	10.500%		1,420,000	1,456,251
AMC Networks, Inc.
08/01/2025	4.750%		75,000	69,729
Clear Channel International BV(a)
12/15/2020	8.750%		58,000	59,366
Graham Holdings Co.(a)
06/01/2026	5.750%		175,000	176,670
Lin Television Corp.
11/15/2022	5.875%		149,000	151,219
Lions Gate Capital Holdings LLC(a)
11/01/2024	5.875%		105,000	105,559
LSC Communications, Inc.(a)
10/15/2023	8.750%		1,099,000	1,155,364
Meredith Corp.(a)
02/01/2026	6.875%		310,000	317,010
Netflix, Inc.
05/15/2027	3.625%	EUR	200,000	219,756
Netflix, Inc.(a)
11/15/2028	5.875%		295,000	291,678
05/15/2029	6.375%		215,000	217,701
Nexstar Broadcasting, Inc.(a)
08/01/2024	5.625%		275,000	265,559
Nielsen Finance Co. SARL (The)(a)
10/01/2021	5.500%		2,233,000	2,241,421
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%		200,000	190,600
Tribune Media Co.
07/15/2022	5.875%		165,000	167,033
Viacom, Inc.(m)
Junior Subordinated
02/28/2057	6.250%		350,000	335,241
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WMG Acquisition Corp.(a)
04/15/2026	5.500%	220,000	214,423
Total			7,634,580
Metals and Mining 0.1%
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	177,130
Vedanta Resources PLC(a)
07/30/2022	6.375%	275,000	252,611
Total			429,741
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.
05/20/2027	5.750%	250,000	225,939
Antero Midstream Partners LP/Finance Corp.
09/15/2024	5.375%	330,000	321,686
Blue Racer Midstream LLC/Finance Corp.(a)
11/15/2022	6.125%	165,000	163,807
DCP Midstream Operating LP
03/15/2023	3.875%	15,000	14,356
07/15/2025	5.375%	410,000	410,337
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	166,571
Enbridge, Inc.
12/01/2026	4.250%	380,000	370,784
Enbridge, Inc.(m)
01/15/2077	6.000%	300,000	268,252
Energy Transfer Equity LP
01/15/2024	5.875%	92,000	94,772
06/01/2027	5.500%	85,000	84,758
EQT Midstream Partners LP
07/15/2028	5.500%	260,000	254,622
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	192,733
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	93,659
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	257,398
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	75,000	75,138
04/15/2020	5.625%	343,000	347,486
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	261,000	229,694
Sunoco LP/Finance Corp.(a)
03/15/2028	5.875%	85,000	80,778
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	165,000	164,223

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Texas Eastern Transmission LP(a)
10/15/2022	2.800%		250,000	238,989
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		80,000	72,999
Williams Companies, Inc. (The)
03/15/2022	3.600%		200,000	196,360
01/15/2023	3.700%		265,000	257,864
06/24/2024	4.550%		290,000	291,064
09/15/2025	4.000%		225,000	215,954
06/15/2027	3.750%		350,000	324,094
Total				5,414,317
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%		250,000	239,053
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%		500,000	490,696
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	250,661
Total				741,357
Oil Field Services 0.6%
FTS International, Inc.
05/01/2022	6.250%		125,000	117,655
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		71,000	69,239
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		52,000	50,925
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		85,000	83,441
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%		2,560,000	2,585,528
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%		87,000	84,971
Total				2,991,759
Other Financial Institutions 0.2%
Swiss Insured Brazil Power Finance SARL(a)
09/24/2046	9.850%	BRL	3,230,000	829,284
Other Industry 0.1%
AECOM
10/15/2024	5.875%		255,000	256,328
03/15/2027	5.125%		550,000	500,002
Total				756,330
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	493,143
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	167,278
Fibra Uno Administracion SA de CV(a)
12/15/2024	5.250%		275,000	266,189
Total				926,610
Packaging 0.5%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%		200,000	193,866
Ball Corp.
12/15/2020	4.375%		170,000	171,126
11/15/2023	4.000%		280,000	272,916
07/01/2025	5.250%		275,000	279,454
03/15/2026	4.875%		265,000	260,824
Berry Global, Inc.
07/15/2023	5.125%		40,000	39,681
Berry Global, Inc.(a)
02/15/2026	4.500%		11,000	10,348
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		325,000	319,860
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		17,000	15,834
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	208,903
Sealed Air Corp.(a)
12/01/2020	6.500%		310,000	322,309
12/01/2024	5.125%		215,000	210,184
09/15/2025	5.500%		80,000	79,012
Total				2,384,317
Paper 0.1%
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	148,885
Westrock Co.(a),(n)
03/15/2026	4.650%		165,000	166,260
WestRock RKT Co.
03/01/2019	4.450%		425,000	426,003
Total				741,148
Pharmaceuticals 0.5%
AbbVie, Inc.
11/06/2022	2.900%		125,000	120,400
05/17/2024	1.375%	EUR	130,000	148,023

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	110,577
03/15/2035	4.550%		110,000	101,953
Amgen, Inc.
05/01/2045	4.400%		200,000	182,695
AstraZeneca PLC
11/16/2025	3.375%		300,000	285,658
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%		55,000	51,708
11/01/2025	5.500%		285,000	280,226
Bayer US Finance II LLC(a)
12/15/2028	4.375%		345,000	331,107
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		85,000	80,612
Celgene Corp.
08/15/2045	5.000%		200,000	183,089
Elanco Animal Health, Inc.(a)
08/28/2023	4.272%		345,000	342,976
Gilead Sciences, Inc.
03/01/2026	3.650%		200,000	194,147
03/01/2047	4.150%		110,000	97,844
Teva Pharmaceutical Finance III BV
07/19/2019	1.700%		101,000	99,386
Teva Pharmaceutical Finance Netherlands II BV(a)
03/01/2025	4.500%	EUR	200,000	230,301
Total				2,840,702
Property & Casualty 0.2%
Farmers Exchange Capital III(a),(m)
Subordinated
10/15/2054	5.454%		500,000	476,201
MGIC Investment Corp.
08/15/2023	5.750%		175,000	178,619
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%		185,000	186,842
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.624%		450,000	450,642
Total				1,292,304
Railroads 0.0%
Union Pacific Corp.
09/10/2028	3.950%		175,000	172,159
Refining 0.2%
Marathon Petroleum Corp.(a)
12/15/2023	4.750%		320,000	327,295
12/15/2026	5.125%		150,000	151,057
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Phillips 66(a),(b)
3-month USD LIBOR + 0.650% 04/15/2019	3.086%		500,000	500,055
Total				978,407
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%		280,000	278,501
05/15/2024	4.250%		405,000	383,282
10/15/2025	5.000%		285,000	267,834
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		350,000	344,689
06/01/2026	5.250%		290,000	283,965
Total				1,558,271
Retail REIT 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%		500,000	497,540
Retailers 1.3%
Cumberland Farms, Inc.(a)
05/01/2025	6.750%		120,000	122,486
GameStop Corp.(a)
03/15/2021	6.750%		3,796,000	3,826,053
Home Depot, Inc. (The)(n)
12/06/2028	3.900%		180,000	180,254
Party City Holdings, Inc.(a)
08/01/2026	6.625%		80,000	77,187
Rent-A-Center, Inc.
11/15/2020	6.625%		2,734,000	2,706,876
Rite Aid Corp.(a)
04/01/2023	6.125%		147,000	126,886
Total				7,039,742
Supranational 0.7%
Asian Development Bank
03/06/2019	4.625%	NZD	385,000	266,356
03/09/2022	5.000%	AUD	165,000	130,098
European Bank for Reconstruction & Development
04/15/2019	7.375%	IDR	1,550,000,000	107,292
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	156,041
05/23/2023	1.875%	EUR	190,000	232,505
10/17/2023	0.125%	EUR	350,000	395,754
Inter-American Development Bank
08/20/2019	6.500%	AUD	330,000	248,525

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
International Bank for Reconstruction & Development
02/26/2019	4.625%	NZD	310,000	214,307
03/12/2020	2.500%	AUD	355,000	260,372
01/13/2021	2.800%	AUD	190,000	140,185
01/22/2021	3.500%	NZD	375,000	263,869
08/20/2021	7.450%	IDR	3,250,000,000	224,236
10/06/2021	4.625%	NZD	440,000	320,337
01/25/2022	3.375%	NZD	385,000	271,425
International Finance Corp.
08/15/2022	2.800%	AUD	355,000	261,960
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	211,254
Total				3,704,516
Technology 0.6%
Apple, Inc.
05/06/2024	3.450%		270,000	267,353
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		175,000	165,329
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%		350,000	345,335
CDK Global, Inc.
06/15/2026	5.875%		210,000	209,291
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%		250,000	249,588
Equinix, Inc.
03/15/2024	2.875%	EUR	140,000	159,286
01/15/2026	5.875%		175,000	177,245
05/15/2027	5.375%		445,000	436,897
First Data Corp.(a)
01/15/2024	5.000%		110,000	108,648
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	260,917
Motorola Solutions, Inc.
02/23/2028	4.600%		41,000	39,587
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	259,631
Rackspace Hosting, Inc.(a)
11/15/2024	8.625%		125,000	105,570
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%		260,000	247,263
Travelport Corporate Finance PLC(a)
03/15/2026	6.000%		172,000	169,754
Western Digital Corp.
02/15/2026	4.750%		163,000	148,698
Total				3,350,392
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Tobacco 0.1%
BAT Capital Corp.
08/14/2020	2.297%		300,000	292,205
Transportation Services 0.0%
Teekay Offshore Partners LP/Finance Corp.(a)
07/15/2023	8.500%		160,000	156,163
Wireless 0.4%
America Movil SAB de CV
12/09/2024	7.125%	MXN	5,200,000	221,043
American Tower Corp.
02/15/2019	3.400%		250,000	250,278
06/15/2023	3.000%		140,000	133,889
CC Holdings GS V LLC/Crown Castle GS III Corp.
04/15/2023	3.849%		250,000	245,699
SBA Communications Corp.
09/01/2024	4.875%		140,000	135,913
Sprint Capital Corp.
11/15/2028	6.875%		64,000	61,814
Sprint Communications, Inc.(a)
03/01/2020	7.000%		62,000	64,143
Sprint Corp.
06/15/2024	7.125%		10,000	10,150
03/01/2026	7.625%		19,000	19,461
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		391,500	387,660
03/20/2025	4.738%		345,000	343,121
T-Mobile U.S.A., Inc.
02/01/2026	4.500%		69,000	64,674
02/01/2028	4.750%		118,000	109,046
T-Mobile USA, Inc.
01/15/2024	6.500%		41,000	42,287
Vodafone Group PLC
05/30/2028	4.375%		175,000	167,598
Total				2,256,776
Wirelines 0.3%
AT&T, Inc.
03/01/2037	5.250%		145,000	137,601
06/15/2044	4.800%		700,000	613,052
HC2 Holdings, Inc.(a)
12/01/2021	11.500%		145,000	136,324
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	99,986
05/01/2023	5.125%		65,000	64,310
Qwest Corp.
12/01/2021	6.750%		90,000	93,846

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
08/15/2046	4.125%	180,000	155,708
04/15/2049	5.012%	275,000	267,493
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	81,000	77,339
Total			1,645,659
Total Corporate Bonds & Notes (Cost $130,473,666)			126,153,853

Equity Funds 0.7%
	Shares	Value ($)
International 0.7%
Altaba, Inc.(g),(h),(i)	57,980	3,802,908
Total Equity Funds (Cost $4,089,484)		3,802,908

Exchange-Traded Funds 0.2%

Industrial Select Sector SPDR Fund	16,568	1,201,843
Total Exchange-Traded Funds (Cost $1,250,855)		1,201,843

Foreign Government Obligations(k),(o) 6.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		150,000	141,841
Australia 0.2%
Australia Government Bond(a)
07/15/2022	5.750%	AUD	150,000	123,541
New South Wales Treasury Corp.
03/01/2022	6.000%	AUD	280,000	228,372
Queensland Treasury Corp.(a)
02/21/2020	6.250%	AUD	325,000	249,266
07/21/2022	6.000%	AUD	375,000	308,436
Total				909,615
Austria 0.1%
Republic of Austria Government Bond(a),(l)
07/15/2023	0.000%	EUR	285,000	324,734
Brazil 0.4%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	2,670,000	744,613
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	4,400,000	1,220,769
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazilian Government International Bond
01/13/2028	4.625%		275,000	260,342
Total				2,225,724
Canada 0.2%
Canada Housing Trust No. 1(a)
06/15/2023	2.350%	CAD	345,000	257,685
Canadian Government Bond
03/01/2023	1.750%	CAD	450,000	332,457
Export Development Canada
06/07/2021	2.400%	AUD	220,000	160,928
Province of Alberta
12/01/2023	3.400%	CAD	310,000	240,559
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	156,589
Total				1,148,218
Cayman Islands 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	194,507
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%		300,000	286,946
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		625,000	622,267
Colombian TES
09/11/2019	7.000%	COP	661,100,000	207,759
07/24/2020	11.000%	COP	908,700,000	305,841
05/04/2022	7.000%	COP	1,389,000,000	445,068
Total				1,580,935
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	103,383
Finland 0.1%
Finland Government Bond(a)
04/15/2023	1.500%	EUR	260,000	316,105
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
05/29/2020	3.750%	NZD	300,000	210,691
08/20/2020	6.000%	AUD	435,000	337,708
03/15/2023	0.375%	EUR	160,000	184,427
08/15/2023	2.125%	EUR	370,000	460,595

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kreditanstalt fuer Wiederaufbau(l)
09/15/2023	0.000%	EUR	80,000	90,439
Total				1,283,860
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		385,000	396,115
03/29/2021	6.375%		514,000	541,753
Total				937,868
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	271,699
Indonesia 0.9%
Indonesia Asahan Aluminium Persero PT(a)
11/15/2028	6.530%		400,000	413,187
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	263,319
07/18/2024	2.150%	EUR	200,000	226,998
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	4,200,000,000	297,733
05/15/2022	7.000%	IDR	3,567,000,000	243,127
05/15/2023	5.625%	IDR	1,027,000,000	65,943
03/15/2024	8.375%	IDR	5,369,000,000	383,208
09/15/2026	8.375%	IDR	4,630,000,000	330,124
05/15/2027	7.000%	IDR	3,615,000,000	237,237
05/15/2028	6.125%	IDR	5,966,000,000	369,483
03/15/2029	9.000%	IDR	2,610,000,000	194,347
05/15/2031	8.750%	IDR	3,900,000,000	285,292
08/15/2032	7.500%	IDR	1,158,000,000	76,126
05/15/2033	6.625%	IDR	3,528,000,000	216,133
05/15/2038	7.500%	IDR	2,420,000,000	157,933
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	209,784
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	256,070
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	133,091
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	263,653
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	254,629
Total				4,877,417
Ireland 0.4%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	850,000	1,124,695
03/18/2024	3.400%	EUR	810,000	1,071,570
Total				2,196,265
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%		200,000	208,678
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	314,237
11/30/2021	3.620%	MYR	450,000	107,453
09/30/2024	4.059%	MYR	2,200,000	526,034
03/14/2025	3.882%	MYR	545,000	129,062
11/16/2027	3.899%	MYR	650,000	151,549
06/15/2028	3.733%	MYR	375,000	86,834
04/15/2033	3.844%	MYR	1,223,000	270,349
Total				1,585,518
Mexico 1.0%
Banco Nacional de Comercio Exterior SNC(a)
10/14/2025	4.375%		275,000	259,924
Banco Nacional de Comercio Exterior SNC(a),(m)
Subordinated
08/11/2026	3.800%		200,000	188,678
Mexican Bonos
06/11/2020	8.000%	MXN	5,740,000	280,147
06/10/2021	6.500%	MXN	10,200,000	476,837
12/07/2023	8.000%	MXN	3,790,000	179,176
12/05/2024	10.000%	MXN	6,540,000	336,148
Mexico City Airport Trust(a)
10/31/2026	4.250%		550,000	450,167
04/30/2028	3.875%		575,000	448,712
10/31/2046	5.500%		325,000	242,411
07/31/2047	5.500%		1,225,000	917,676
Mexico Government International Bond
05/29/2031	7.750%	MXN	4,730,000	204,808
01/23/2046	4.600%		230,000	198,240
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	5,190,000	233,832
09/12/2024	7.190%	MXN	2,440,000	94,659
01/23/2029	6.500%		80,000	73,526
Petroleos Mexicanos
03/13/2022	5.375%		320,000	313,334
09/21/2023	4.625%		150,000	139,453
Total				5,037,728
Netherlands 0.1%
BNG Bank NV(a)
02/22/2023	0.250%	EUR	160,000	182,950
06/07/2024	0.250%	EUR	155,000	175,574
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	201,661
Total				560,185

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.2%
New Zealand Government Bond(a)
04/15/2020	3.000%	NZD	225,000	157,255
05/15/2021	6.000%	NZD	405,000	306,220
New Zealand Local Government Funding Agency Bond
03/15/2019	5.000%	NZD	540,000	374,230
04/15/2023	5.500%	NZD	85,000	65,177
Total				902,882
Norway 0.4%
Norway Government Bond(a)
05/22/2019	4.500%	NOK	5,025,000	594,563
05/25/2021	3.750%	NOK	7,280,000	900,498
05/24/2023	2.000%	NOK	2,825,000	337,203
Total				1,832,264
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	185,287
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	216,403
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	203,463
Total				419,866
Philippines 0.3%
Philippine Government Bond
03/20/2021	3.500%	PHP	12,000,000	213,292
04/21/2023	3.500%	PHP	18,000,000	299,368
07/19/2031	8.000%	PHP	18,000,000	369,539
Philippine Government International Bond
01/15/2021	4.950%	PHP	22,000,000	413,710
01/14/2036	6.250%	PHP	20,000,000	367,283
Total				1,663,192
Portugal 0.2%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	389,347
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	470,000	581,628
Total				970,975
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	202,519
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Arabia 0.0%
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	187,564
Singapore 0.2%
BOC Aviation Ltd.(a),(b)
3-month USD LIBOR + 1.050% 05/02/2021	3.609%		200,000	201,183
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	190,580
Singapore Government Bond
09/01/2020	3.250%	SGD	565,000	420,571
Total				812,334
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	96,309
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	547,934
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	205,846
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%		125,000	123,700
Total Foreign Government Obligations (Cost $35,810,370)				32,341,898

Municipal Bonds 0.7%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%		500,000	527,820
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%		250,000	287,005

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	288,335
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	500,000	561,205
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%	500,000	494,375
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	300,160
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien
Series 2014B
05/15/2028	3.828%	500,000	509,745
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	422,812
Total			932,557
Total Municipal Bonds (Cost $3,494,150)			3,391,457

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
U.S. Bancorp(m)
12/31/2049	6.500%	9,950	262,182
Preferred Debt (continued)
Issuer	Coupon Rate	Shares	Value ($)
Wells Fargo & Co.(m)
12/31/2049	5.850%	8,485	210,598
Total			472,780
Total Preferred Debt (Cost $521,306)			472,780

Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Financials 0.3%
Banks 0.2%
First Republic Bank	5.125%	6,900	153,939
People’s United Financial, Inc.(m)	5.625%	8,470	202,941
U.S. Bancorp(m)	3.500%	480	432,000
U.S. Bancorp	5.500%	8,300	202,022
Valley National Bancorp(m)	5.500%	6,350	151,765
Total			1,142,667
Capital Markets 0.1%
Stifel Financial Corp.	5.200%	10,225	215,134
Total Financials			1,357,801
Total Preferred Stocks (Cost $1,470,806)			1,357,801

Residential Mortgage-Backed Securities - Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% 09/15/2044	3.299%	551,693	562,973
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% 10/25/2042	3.415%	571,265	580,543
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	2,524,117	433,057
Government National Mortgage Association(b)
CMO Series 2018-91 Class WF
1-month USD LIBOR + 1.000% 07/20/2048	3.299%	449,995	446,148
Total Residential Mortgage-Backed Securities - Agency (Cost $2,051,649)			2,022,721

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% 11/25/2035	2.955%	504,990	493,185
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.925%	487,121	475,920
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% 06/25/2045	4.885%	495,244	504,925
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% 01/25/2036	2.765%	482,938	481,993
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	233,386	232,512
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% 09/25/2034	3.260%	453,079	456,164
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	2.521%	565,254	560,275
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	387,294	374,428
Subordinated, CMO Series 2014-R6 Class 2A13
07/26/2036	2.411%	925,000	890,197
BCAP LLC Trust(a),(c)
CMO Series 2012-RR11 Class 2A3
08/26/2036	2.401%	123,106	123,088
BCAP LLC Trust(a),(b)
CMO Series 2014-RR1 Class 3A3
1-month USD LIBOR + 0.160% 03/26/2037	2.441%	279,512	276,789
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% 10/26/2036	2.521%	471,418	466,974
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% 01/26/2036	2.506%	849,000	820,053
Bear Stearns ALT-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% 07/25/2034	3.140%	788,770	751,611
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% 10/25/2036	2.495%	756,017	693,006
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% 12/25/2036	2.525%	487,876	485,673
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% 04/25/2037	2.465%	731,962	702,235
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% 01/25/2035	2.875%	251,555	250,737
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% 01/25/2035	3.035%	523,672	521,536
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% 10/25/2035	3.035%	900,000	900,449
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	205,065	202,714
CMO Series 2018-R2 Class A1
08/27/2057	3.690%	731,452	724,661
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	791,410	787,461
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	748,625	738,177
Citigroup Mortgage Loan Trust(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.340% 01/25/2036	2.825%	140,785	140,753
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% 01/25/2036	2.855%	750,000	748,002
COLT Mortgage Loan Trust(a),(c)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	541,897	526,058
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% 05/25/2036	3.170%	728,426	728,198
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% 10/25/2047	3.215%	261,318	258,397

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% 10/25/2047	3.115%	519,468	509,468
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	473,906	474,639
CMO Series 20154R Class 5A1
10/27/2036	3.000%	390,186	390,874
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% 07/25/2035	2.765%	538,891	539,566
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% 04/25/2036	2.785%	880,000	873,911
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	242,583	237,521
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% 05/25/2024	3.265%	21,306	21,324
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	3.265%	365,676	366,310
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% 11/25/2029	3.165%	305,982	306,249
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% 01/25/2035	3.215%	747,906	750,536
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% 03/25/2036	2.595%	700,000	688,303
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.107%	578,550	552,246
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% 02/25/2036	2.705%	802,811	794,673
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.200% 10/25/2028	4.515%	185,210	186,463
CMO Series 2016-HQA3 Class M1
1-month USD LIBOR + 0.800% 03/25/2029	3.115%	68,443	68,463
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	3.065%	263,131	262,936
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% 10/25/2035	2.975%	794,238	787,342
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.821%	684,479	633,044
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% 12/25/2035	2.975%	810,000	776,665
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% 08/19/2037	2.503%	686,294	620,836
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% 03/25/2036	2.665%	557,067	554,669
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% 10/25/2034	3.015%	605,195	591,256
Impac Secured Assets Corp.(b)
CMO Series 2004-3 Class 2A2
1-month USD LIBOR + 0.640% 11/25/2034	2.955%	11,830	11,606
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% 04/25/2047	2.655%	455,282	438,515
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% 05/25/2035	2.705%	600,000	592,788
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% 01/25/2037	2.575%	630,000	615,351
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% 03/25/2037	2.575%	895,000	875,855
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% 03/25/2047	2.595%	1,103,000	977,235

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% 09/25/2047	3.165%	648,079	611,283
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	387,001	381,821
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% 11/25/2035	2.875%	197,219	197,746
Morgan Stanley Resecuritization Trust(a),(b)
CMO Series 2013-R6 Class 2A
1-month USD LIBOR + 0.260% 04/26/2053	2.541%	174,245	173,665
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	2.595%	535,955	526,157
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	2.801%	654,880	642,755
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	171,158	170,357
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% 03/26/2037	1.315%	372,142	353,541
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% 05/25/2035	2.975%	525,639	524,231
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	2.535%	539,503	527,546
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% 07/25/2036	2.505%	727,626	661,413
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% 07/25/2037	2.505%	682,403	661,912
RAMP Series Trust(b)
CMO Series 2005-RZ4 Class M1
1-month USD LIBOR + 0.480% 11/25/2035	3.035%	116,238	116,343
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% 04/25/2035	3.275%	745,000	735,469
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% 09/25/2035	3.140%	850,000	842,195
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% 07/25/2036	2.455%	830,997	800,374
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% 10/25/2035	2.615%	412,028	407,936
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% 07/25/2034	3.115%	751,889	744,476
CMO Series 2005-10 Class A6
1-month USD LIBOR + 0.330% 12/25/2035	2.975%	503,978	502,096
Towd Point Mortgage Trust(a),(c)
CMO Series 2015-6 Class M2
04/25/2055	3.750%	125,000	119,903
CMO Series 2018-3 Class A1
05/25/2058	3.750%	139,490	138,742
CMO Series 2018-4 Class A1
06/25/2058	3.000%	304,317	294,456
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	75,637	73,683
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	2.915%	637,393	635,984
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	90,230	88,864
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% 04/25/2046	3.097%	427,818	388,172
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% 10/25/2035	2.990%	443,805	442,389
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $41,312,045)			41,578,324

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Senior Loans(k) 2.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
DAE Aviation Holdings, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.750% 07/07/2022	6.090%	113,826	113,420
Space Exploration Technologies Corp.(b),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 11/20/2025		430,000	426,775
Transdigm, Inc.(b),(p)
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.845%	274,311	267,110
Total			807,305
Airlines 0.1%
American Airlines, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/28/2023	4.349%	227,677	222,838
United AirLines, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	4.095%	227,118	224,990
Total			447,828
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/06/2024	4.639%	226,515	216,510
American Tire Distributors, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.250% 09/01/2021	6.636%	24,936	21,371
Total			237,881
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.350%	296,250	292,882
Virgin Media Bristol LLC(b),(p)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.807%	210,000	207,177
Total			500,059
Senior Loans(k) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
NorthRiver Midstream Finance LP(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.646%	290,000	286,230
ServiceMaster Co., LLC (The)(b),(p)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	4.845%	135,174	134,779
Uber Technologies, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.000% 04/04/2025	6.315%	144,775	142,966
West Corp.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	6.526%	153,172	147,045
Total			711,020
Consumer Products 0.1%
Energizer Holdings, Inc.(b),(p),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 06/20/2025		265,000	258,375
Revlon Consumer Products Corp.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 09/07/2023	6.206%	445,496	327,810
Total			586,185
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	4.095%	184,987	183,599
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/11/2025	4.095%	74,613	74,030
US Foods, Inc./US Foodservice, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2023	4.345%	269,311	265,902
Total			523,531
Health Care 0.1%
Gentiva Health Services, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.125%	205,294	204,781

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Senior Loans(k) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.(b),(p)
Tranche B11 Term Loan
3-month USD LIBOR + 1.750% 03/17/2023	4.095%	175,000	173,960
Total			378,741
Home Construction 0.1%
Brookfield Property REIT, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 08/27/2025	4.849%	365,000	353,006
Leisure 0.1%
Cinemark U.S.A., Inc.(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 03/31/2025	4.100%	113,646	112,651
Metro-Goldwyn-Mayer, Inc.(b),(p)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% 07/03/2026	6.850%	205,000	201,925
Total			314,576
Lodging 0.2%
Four Seasons Holdings, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 2.000% 11/30/2023	4.345%	365,200	360,701
Hilton Worldwide Finance LLC(b),(p)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.065%	251,101	248,485
Marriott Ownership Resorts, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.250% 08/29/2025	4.595%	275,000	273,798
Wyndham Hotels & Resorts, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 05/30/2025	4.095%	125,000	123,656
Total			1,006,640
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.556%	250,000	222,858
Houghton Mifflin Harcourt Co.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/28/2021	5.349%	264,317	243,436
Senior Loans(k) (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Meredith Corp.(b),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.095%		139,550	138,728
Total				605,022
Midstream 0.0%
Energy Transfer Equity LP(b),(p),(q)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	4.345%		275,000	273,455
Other Financial Institutions 0.1%
WP CPP Holdings LLC(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/30/2025	6.280%		345,000	341,981
Other Industry 0.0%
AECOM (b),(p)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	4.095%		232,475	229,376
Altran Technologies(b),(p)
Tranche B Term Loan
3-month Euribor + 3.250% 03/20/2025	2.750%	EUR	58,723	66,315
Total				295,691
Packaging 0.2%
Berry Global, Inc.(b),(p)
Tranche Q Term Loan
3-month USD LIBOR + 2.000% 10/01/2022	4.318%		145,576	143,756
Tranche R Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	4.318%		240,677	237,868
Tranche S Term Loan
3-month USD LIBOR + 1.750% 02/08/2020	4.068%		154,000	152,910
BWAY Holding Co.(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.658%		194,508	188,881
Crown Holdings, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/03/2025	4.315%		45,092	44,972
3-month Euribor + 2.375% 04/03/2025	2.375%	EUR	49,875	56,413
Total				824,800

26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Senior Loans(k) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.250% 05/20/2024	4.595%	15,711	15,588
Grifols Worldwide Operations Ltd.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.475%	286,366	283,860
Total			299,448
Property & Casualty 0.0%
USI, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.386%	173,250	168,702
Restaurants 0.1%
New Red Finance, Inc./Burger King/Tim Hortons(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.595%	329,153	322,323
Retailers 0.1%
Neiman Marcus Group Ltd., LLC(b),(p)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.568%	422,173	365,298
Technology 0.6%
Avaya, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.608%	193,537	190,731
Barracuda Networks, Inc.(b),(p)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/12/2025	5.553%	144,275	142,591
Dawn Acquisition LLC(b),(p),(q)
Term Loan
3-month USD LIBOR + 3.750% 10/25/2025		255,000	250,538
Dell International LLC/EMC Corp.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	4.350%	262,909	259,499
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(p)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.095%	410,000	398,946
Senior Loans(k) (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.315%	293,131	288,699
Microchip Technology, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	4.350%	171,823	169,837
Micron Technology, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 1.750% 04/26/2022	4.100%	209,198	208,152
RP Crown Parent, LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.750% 10/12/2023	5.095%	306,877	300,932
SS&C Technologies Holdings, Inc.(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%	134,883	131,535
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%	51,101	49,833
Tranche B5 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%	195,000	189,698
Worldplay LLC(b),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 08/09/2024	4.057%	274,933	272,233
Zebra Technologies Corp./Diamond Holdings Ltd.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/27/2021	4.095%	96,811	96,421
Total			2,949,645
Transportation Services 0.0%
XPO Logistics, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 02/24/2025	4.509%	275,000	271,983
Wireless 0.1%
SBA Senior Finance II LLC(b),(p)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.350%	241,476	238,572

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Senior Loans(k) (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(p)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.875%		340,677	335,907
Total				574,479
Wirelines 0.1%
CenturyLink, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.095%		174,680	169,550
Coral-US Co-Borrower LLC/Cable & Wireless Ltd.(b),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 3.250% 01/30/2026	5.595%		270,000	268,380
Total				437,930
Total Senior Loans (Cost $13,871,787)				13,597,529

Treasury Bills(k) 5.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.5%
Japan Treasury Discount Bills
01/09/2019	(0.320%)	JPY	95,000,000	837,192
01/28/2019	(0.280%)	JPY	95,000,000	837,272
02/12/2019	(0.240%)	JPY	95,000,000	837,299
Total				2,511,763
United States 4.5%
U.S. Treasury Bills(g)
12/13/2018	2.090%		102,000	101,924
U.S. Treasury Bills
01/31/2019	2.210%		7,795,000	7,765,899
02/07/2019	2.230%		6,288,000	6,261,574
02/14/2019	2.260%		1,307,000	1,300,866
02/21/2019	2.280%		1,225,000	1,218,690
03/07/2019	2.300%		2,581,000	2,565,316
04/04/2019	2.380%		1,350,000	1,339,090
04/11/2019	2.420%		1,584,000	1,570,276
04/18/2019	2.430%		1,802,000	1,785,447
Total				23,909,082
Total Treasury Bills (Cost $26,429,284)				26,420,845

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/20/2033	4.090%	855,000	848,585
Total U.S. Government & Agency Obligations (Cost $853,130)			848,585

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Avaya Holdings Corp.(i)	9,192	35,619
Total Information Technology		35,619
Total Warrants (Cost $—)		35,619

Options Purchased Calls 0.0%
Value ($)
(Cost $36,239)	5,280

Options Purchased Puts 0.0%

(Cost $135,608)	88,582

Money Market Funds 25.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(r),(s)	135,654,811	135,641,246
Total Money Market Funds (Cost $135,641,655)		135,641,246
Total Investments in Securities (Cost $538,014,028)		529,332,910

Investments in securities sold short

Common Stocks (4.4)%
Issuer	Shares	Value ($)
Communication Services (0.6)%
Entertainment (0.5)%
Walt Disney Co. (The)	(21,212)	(2,449,774)
Media (0.1)%
Discovery, Inc., Class A(i)	(27,847)	(855,460)
Total Communication Services		(3,305,234)
Consumer Discretionary (1.0)%
Auto Components (0.1)%
Autoliv, Inc.	(8,369)	(718,981)

28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (0.3)%
Choice Hotels International, Inc.	(8,003)	(623,193)
Hilton Worldwide Holdings, Inc.	(8,352)	(630,910)
Marriott International, Inc., Class A	(1,632)	(187,729)
Total		(1,441,832)
Internet & Direct Marketing Retail (0.6)%
Alibaba Group Holding Ltd., ADR(i)	(20,352)	(3,273,823)
Total Consumer Discretionary		(5,434,636)
Energy (0.3)%
Oil, Gas & Consumable Fuels (0.3)%
Diamondback Energy, Inc.	(15,244)	(1,682,633)
Total Energy		(1,682,633)
Financials (0.2)%
Banks (0.2)%
Cadence BanCorp	(38,642)	(792,547)
Total Financials		(792,547)
Health Care (0.9)%
Health Care Providers & Services (0.6)%
Cigna Corp.	(6,352)	(1,418,910)
CVS Health Corp.	(20,664)	(1,657,253)
Total		(3,076,163)
Health Care Technology (0.1)%
athenahealth, Inc.(i)	(3,792)	(504,715)
Pharmaceuticals (0.2)%
Takeda Pharmaceutical Co., Ltd.	(35,490)	(1,336,041)
Total Health Care		(4,916,919)
Industrials (1.0)%
Commercial Services & Supplies (0.1)%
LSC Communications, Inc.	(46,901)	(469,948)
Machinery (0.3)%
Dover Corp.	(16,006)	(1,358,749)
Greenbrier Companies, Inc. (The)	(6,681)	(326,768)
Total		(1,685,517)
Road & Rail (0.2)%
CSX Corp.	(13,046)	(947,531)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors (0.4)%
GATX Corp.	(19,934)	(1,664,689)
United Rentals, Inc.(i)	(5,118)	(599,471)
Total		(2,264,160)
Total Industrials		(5,367,156)
Information Technology (0.2)%
Electronic Equipment, Instruments & Components (0.0)%
Arlo Technologies, Inc.(i)	(24,475)	(294,434)
IT Services (0.1)%
Sabre Corp.	(14,649)	(374,575)
Software (0.1)%
Salesforce.com, Inc.(i)	(642)	(91,652)
ServiceNow, Inc.(i)	(527)	(97,637)
Workday, Inc., Class A(i)	(704)	(115,456)
Total		(304,745)
Total Information Technology		(973,754)
Materials (0.2)%
Chemicals (0.2)%
Linde PLC	(4,800)	(763,440)
Total Materials		(763,440)
Total Common Stocks (Proceeds $23,573,537)		(23,236,319)

Corporate Bonds & Notes (0.2)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging (0.2)%
Wyndham Destinations, Inc.
03/01/2023	3.900%	(1,002,000)	(940,099)
Total Corporate Bonds & Notes (Proceeds $947,096)			(940,099)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Exchange-Traded Funds (0.3)%
	Shares	Value ($)
Invesco QQQ Trust	(1,891)	(320,279)
iShares Russell 2000 Value ETF	(10,755)	(1,323,510)
Total Exchange-Traded Funds (Proceeds $1,699,883)		(1,643,789)
Total Investments in Securities Sold Short (Proceeds $26,220,516)		(25,820,207)
Total Investments in Securities, Net of Securities Sold Short		503,512,703
Other Assets & Liabilities, Net		23,423,363
Net Assets		526,936,066
At November 30, 2018, securities and/or cash totaling $61,146,525 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,816,259 AUD	2,748,255 USD	ANZ Securities	02/13/2019	—	(44,514)
1,269,167 EUR	1,469,807 USD	ANZ Securities	02/13/2019	23,359	—
6,633,271 NZD	4,439,386 USD	ANZ Securities	02/13/2019	—	(125,837)
1,425,485 USD	1,979,523 AUD	ANZ Securities	02/13/2019	23,146	—
741,788 USD	635,000 EUR	ANZ Securities	02/13/2019	—	(18,089)
418,172 USD	315,000 GBP	ANZ Securities	02/13/2019	—	(15,187)
1,601,950 USD	2,410,619 NZD	ANZ Securities	02/13/2019	57,114	—
682,113 NZD	467,293 USD	BMO	02/13/2019	—	(2,158)
1,674,920 CAD	1,300,000 USD	Canadian Imperial Bank of Commerce	02/13/2019	37,190	—
341,056 NZD	233,608 USD	Canadian Imperial Bank of Commerce	02/13/2019	—	(1,117)
3,835,000 USD	5,021,543 CAD	Canadian Imperial Bank of Commerce	02/13/2019	—	(48,994)
2,164,000 AUD	1,549,998 USD	Citi	12/19/2018	—	(32,091)
279,600 BRL	74,769 USD	Citi	12/19/2018	2,521	—
2,375,200 BRL	568,574 USD	Citi	12/19/2018	—	(45,173)
311,200 CAD	238,437 USD	Citi	12/19/2018	4,105	—
468,641 CHF	472,975 USD	Citi	12/19/2018	3,005	—
553,013 CHF	552,805 USD	Citi	12/19/2018	—	(1,777)
178,063,603 CLP	269,562 USD	Citi	12/19/2018	4,424	—
41,617,600 CLP	61,002 USD	Citi	12/19/2018	—	(966)
767,820,432 COP	249,333 USD	Citi	12/19/2018	12,132	—
8,067,600 EUR	9,343,407 USD	Citi	12/19/2018	195,189	—
18,000 EUR	20,341 USD	Citi	12/19/2018	—	(70)
781,600 GBP	1,007,271 USD	Citi	12/19/2018	10,313	—
28,400 HKD	3,633 USD	Citi	12/19/2018	2	—
81,200 HKD	10,369 USD	Citi	12/19/2018	—	(14)
187,854,397 HUF	670,249 USD	Citi	12/19/2018	12,084	—
8,347,600 HUF	29,205 USD	Citi	12/19/2018	—	(42)
4,831,589,104 IDR	322,455 USD	Citi	12/19/2018	—	(14,486)
2,422,000 ILS	664,372 USD	Citi	12/19/2018	12,323	—
53,778,482 INR	752,444 USD	Citi	12/19/2018	—	(17,776)
457,536,400 JPY	4,092,660 USD	Citi	12/19/2018	55,331	—
61,699,600 JPY	543,225 USD	Citi	12/19/2018	—	(1,216)
1,654,014,787 KRW	1,479,507 USD	Citi	12/19/2018	2,812	—
1,125,154,000 KRW	990,124 USD	Citi	12/19/2018	—	(14,407)
41,918,800 MXN	2,113,301 USD	Citi	12/19/2018	58,568	—
1,884,400 MXN	91,799 USD	Citi	12/19/2018	—	(568)
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
17,718,000 NOK	2,125,883 USD	Citi	12/19/2018	62,779	—
2,993,000 NZD	2,000,253 USD	Citi	12/19/2018	—	(57,644)
8,718,000 PHP	165,633 USD	Citi	12/19/2018	—	(464)
2,644,650 PLN	699,847 USD	Citi	12/19/2018	1,945	—
956,450 PLN	250,570 USD	Citi	12/19/2018	—	(1,830)
19,374,400 SEK	2,142,104 USD	Citi	12/19/2018	10,220	—
2,104,400 SEK	230,364 USD	Citi	12/19/2018	—	(1,196)
1,970,200 SGD	1,443,953 USD	Citi	12/19/2018	7,444	—
257,400 SGD	187,108 USD	Citi	12/19/2018	—	(567)
24,869,200 TWD	814,527 USD	Citi	12/19/2018	6,777	—
108,800 TWD	3,519 USD	Citi	12/19/2018	—	(15)
1,549,654 USD	2,164,000 AUD	Citi	12/19/2018	32,435	—
49,679 USD	195,600 BRL	Citi	12/19/2018	864	—
656,454 USD	2,459,200 BRL	Citi	12/19/2018	—	(21,002)
239,258 USD	311,200 CAD	Citi	12/19/2018	—	(4,925)
93,790 USD	94,374 CHF	Citi	12/19/2018	851	—
1,235,575 USD	1,198,321 CHF	Citi	12/19/2018	—	(33,855)
148,477 USD	100,640,401 CLP	Citi	12/19/2018	1,378	—
86,993 USD	58,175,601 CLP	Citi	12/19/2018	—	(369)
112,009 USD	363,020,032 COP	Citi	12/19/2018	138	—
132,955 USD	404,800,400 COP	Citi	12/19/2018	—	(7,901)
362,171 USD	320,561 EUR	Citi	12/19/2018	1,328	—
6,386,378 USD	5,521,120 EUR	Citi	12/19/2018	—	(125,730)
1,021,438 USD	779,908 GBP	Citi	12/19/2018	—	(26,638)
7,004 USD	54,800 HKD	Citi	12/19/2018	3	—
7,009 USD	54,800 HKD	Citi	12/19/2018	—	(2)
2,418 USD	691,200 HUF	Citi	12/19/2018	4	—
85,259 USD	24,146,000 HUF	Citi	12/19/2018	—	(662)
268,775 USD	3,994,421,952 IDR	Citi	12/19/2018	9,784	—
14,656 USD	209,291,788 IDR	Citi	12/19/2018	—	(61)
154,239 USD	574,400 ILS	Citi	12/19/2018	401	—
509,651 USD	1,847,600 ILS	Citi	12/19/2018	—	(12,242)
746,809 USD	53,778,482 INR	Citi	12/19/2018	23,411	—
228,783 USD	26,003,395 JPY	Citi	12/19/2018	672	—
4,423,447 USD	493,232,605 JPY	Citi	12/19/2018	—	(71,133)
1,098,872 USD	1,239,846,393 KRW	Citi	12/19/2018	8,055	—
1,312,857 USD	1,462,100,299 KRW	Citi	12/19/2018	—	(7,503)
72,432 USD	1,486,524 MXN	Citi	12/19/2018	433	—
2,105,201 USD	40,086,893 MXN	Citi	12/19/2018	—	(140,262)
22,193 USD	190,800 NOK	Citi	12/19/2018	24	—
2,093,333 USD	17,145,600 NOK	Citi	12/19/2018	—	(96,880)
2,121,070 USD	3,213,200 NZD	Citi	12/19/2018	88,230	—
164,115 USD	8,718,000 PHP	Citi	12/19/2018	1,982	—
62,160 USD	236,400 PLN	Citi	12/19/2018	224	—
993,905 USD	3,656,800 PLN	Citi	12/19/2018	—	(28,905)
190,447 USD	1,733,600 SEK	Citi	12/19/2018	312	—
1,750,395 USD	15,804,123 SEK	Citi	12/19/2018	—	(11,371)
235,010 USD	323,200 SGD	Citi	12/19/2018	641	—
1,395,668 USD	1,904,400 SGD	Citi	12/19/2018	—	(7,135)
241,281 USD	7,444,370 TWD	Citi	12/19/2018	512	—
433,616 USD	13,299,108 TWD	Citi	12/19/2018	—	(1,662)
1,784,320 USD	25,686,000 ZAR	Citi	12/19/2018	65,671	—
3,375,600 ZAR	245,280 USD	Citi	12/19/2018	2,158	—
20,060,000 ZAR	1,381,633 USD	Citi	12/19/2018	—	(63,155)
4,079,383 CAD	3,128,000 USD	Citi	02/13/2019	52,338	—
830,431 CAD	625,000 USD	Citi	02/13/2019	—	(1,106)
625,000 EUR	6,140,540 NOK	Citi	02/13/2019	4,589	—
947,500 EUR	9,090,083 NOK	Citi	02/13/2019	—	(18,608)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,990,558 EUR	31,500,158 SEK	Citi	02/13/2019	75,412	—
2,560,000 EUR	3,011,415 USD	Citi	02/13/2019	93,826	—
2,065,000 GBP	2,720,999 USD	Citi	02/13/2019	79,208	—
495,462,617 JPY	4,455,000 USD	Citi	02/13/2019	61,440	—
6,159,663 MXN	322,022 USD	Citi	02/13/2019	22,774	—
16,145,611 NOK	1,693,708 EUR	Citi	02/13/2019	45,336	—
820,533 NZD	558,657 USD	Citi	02/13/2019	—	(6,060)
17,729,238 SEK	1,690,000 EUR	Citi	02/13/2019	—	(34,667)
2,047,402 SEK	1,885,000 NOK	Citi	02/13/2019	—	(6,360)
117,427 SEK	13,517 USD	Citi	02/13/2019	531	—
707,883 USD	972,825 AUD	Citi	02/13/2019	4,038	—
633,750 USD	822,123 CAD	Citi	02/13/2019	—	(13,908)
7,145,044 USD	6,020,000 EUR	Citi	02/13/2019	—	(284,151)
3,321,073 USD	2,535,000 GBP	Citi	02/13/2019	—	(78,003)
650,000 USD	72,933,250 JPY	Citi	02/13/2019	—	(3,258)
322,471 USD	6,299,567 MXN	Citi	02/13/2019	—	(16,427)
429,157 USD	630,000 NZD	Citi	02/13/2019	4,428	—
632,475 USD	867,470 SGD	Citi	02/13/2019	855	—
159,600 BRL	41,556 USD	Citi	03/20/2019	570	—
147,200 BRL	37,599 USD	Citi	03/20/2019	—	(203)
1,921 CHF	1,953 USD	Citi	03/20/2019	9	—
774 CHF	783 USD	Citi	03/20/2019	—	(1)
40,576,800 CLP	60,631 USD	Citi	03/20/2019	163	—
60,865,200 CLP	90,467 USD	Citi	03/20/2019	—	(234)
79,194,800 COP	24,733 USD	Citi	03/20/2019	358	—
371,362,832 COP	114,178 USD	Citi	03/20/2019	—	(121)
2,243,920 EUR	2,579,601 USD	Citi	03/20/2019	14,685	—
320,561 EUR	365,188 USD	Citi	03/20/2019	—	(1,230)
2,708 GBP	3,486 USD	Citi	03/20/2019	16	—
127,600 HKD	16,358 USD	Citi	03/20/2019	4	—
54,800 HKD	7,020 USD	Citi	03/20/2019	—	(4)
209,291,788 IDR	14,484 USD	Citi	03/20/2019	70	—
837,167,152 IDR	56,923 USD	Citi	03/20/2019	—	(731)
588,400 ILS	160,029 USD	Citi	03/20/2019	468	—
574,400 ILS	155,351 USD	Citi	03/20/2019	—	(414)
27,278,080 INR	380,194 USD	Citi	03/20/2019	—	(6,309)
193,481,785 JPY	1,734,203 USD	Citi	03/20/2019	13,662	—
26,003,395 JPY	230,665 USD	Citi	03/20/2019	—	(571)
25,740,699 KRW	23,106 USD	Citi	03/20/2019	38	—
273,473,993 KRW	243,441 USD	Citi	03/20/2019	—	(1,643)
1,734,890 MXN	84,183 USD	Citi	03/20/2019	354	—
3,699,720 MXN	177,465 USD	Citi	03/20/2019	—	(1,303)
3,227,200 NOK	378,160 USD	Citi	03/20/2019	816	—
190,800 NOK	22,288 USD	Citi	03/20/2019	—	(21)
114,800 PLN	30,412 USD	Citi	03/20/2019	41	—
6,305,720 SEK	702,597 USD	Citi	03/20/2019	3,245	—
10,000 SGD	7,289 USD	Citi	03/20/2019	—	(19)
2,117,262 TWD	69,445 USD	Citi	03/20/2019	149	—
2,823,016 TWD	92,296 USD	Citi	03/20/2019	—	(98)
2,960 USD	11,600 BRL	Citi	03/20/2019	19	—
13,788 USD	52,800 BRL	Citi	03/20/2019	—	(229)
377,809 USD	373,413 CHF	Citi	03/20/2019	42	—
544,932 USD	537,441 CHF	Citi	03/20/2019	—	(1,103)
43,741 USD	29,464,400 CLP	Citi	03/20/2019	166	—
101,765 USD	67,942,000 CLP	Citi	03/20/2019	—	(518)
15,027 USD	48,915,600 COP	Citi	03/20/2019	29	—
3,069 USD	9,964,000 COP	Citi	03/20/2019	—	(2)
278,709 USD	244,000 EUR	Citi	03/20/2019	196	—
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
96,055 USD	83,200 EUR	Citi	03/20/2019	—	(953)
59,927 USD	17,050,400 HUF	Citi	03/20/2019	200	—
45,114 USD	12,740,000 HUF	Citi	03/20/2019	—	(187)
95,043 USD	1,394,532,400 IDR	Citi	03/20/2019	996	—
20,810 USD	300,933,600 IDR	Citi	03/20/2019	—	(85)
67,973 USD	250,800 ILS	Citi	03/20/2019	38	—
48,776 USD	179,600 ILS	Citi	03/20/2019	—	(72)
283,861 USD	20,362,000 INR	Citi	03/20/2019	4,649	—
71,282 USD	5,028,000 INR	Citi	03/20/2019	—	(40)
81,365 USD	9,173,600 JPY	Citi	03/20/2019	212	—
270,274 USD	30,348,800 JPY	Citi	03/20/2019	—	(396)
7,815 USD	8,726,800 KRW	Citi	03/20/2019	6	—
16,491 USD	18,390,800 KRW	Citi	03/20/2019	—	(10)
28,158 USD	582,800 MXN	Citi	03/20/2019	2	—
4,238 USD	87,200 MXN	Citi	03/20/2019	—	(25)
2,142 USD	18,000 NOK	Citi	03/20/2019	—	(38)
607,045 USD	889,400 NZD	Citi	03/20/2019	5,443	—
201,786 USD	10,664,000 PHP	Citi	03/20/2019	191	—
17,378 USD	915,200 PHP	Citi	03/20/2019	—	(44)
99,154 USD	375,650 PLN	Citi	03/20/2019	224	—
254,545 USD	959,850 PLN	Citi	03/20/2019	—	(618)
615,909 USD	5,528,000 SEK	Citi	03/20/2019	—	(2,813)
138,204 USD	189,400 SGD	Citi	03/20/2019	212	—
245,229 USD	335,400 SGD	Citi	03/20/2019	—	(115)
120,367 USD	3,680,000 TWD	Citi	03/20/2019	75	—
20,470 USD	624,000 TWD	Citi	03/20/2019	—	(47)
293,782 USD	4,174,400 ZAR	Citi	03/20/2019	3,562	—
357,860 USD	4,988,400 ZAR	Citi	03/20/2019	—	(2,536)
2,939,200 EUR	3,411,084 USD	Goldman Sachs	12/14/2018	80,000	—
4,094,600 GBP	5,335,027 USD	Goldman Sachs	12/14/2018	113,975	—
5,407,900 NOK	642,369 USD	Goldman Sachs	12/14/2018	12,833	—
51,327 USD	45,400 EUR	Goldman Sachs	12/14/2018	126	—
2,835,369 USD	2,450,900 EUR	Goldman Sachs	12/14/2018	—	(57,690)
5,391,123 USD	4,094,600 GBP	Goldman Sachs	12/14/2018	—	(170,070)
660,686 USD	5,407,900 NOK	Goldman Sachs	12/14/2018	—	(31,151)
95,000,000 JPY	844,133 USD	Goldman Sachs	01/09/2019	4,043	—
95,000,000 JPY	852,018 USD	Goldman Sachs	01/28/2019	10,623	—
95,000,000 JPY	844,963 USD	Goldman Sachs	02/12/2019	2,604	—
1,030,900 AUD	747,919 USD	Goldman Sachs	02/13/2019	—	(6,502)
630,000 EUR	5,987,752 NOK	Goldman Sachs	02/13/2019	—	(18,947)
1,265,000 EUR	1,503,731 USD	Goldman Sachs	02/13/2019	62,032	—
1,278,333 GBP	1,685,553 USD	Goldman Sachs	02/13/2019	50,159	—
141,696,750 JPY	1,266,413 USD	Goldman Sachs	02/13/2019	9,905	—
16,176,795 MXN	823,883 USD	Goldman Sachs	02/13/2019	37,985	—
3,121,795 MXN	151,485 USD	Goldman Sachs	02/13/2019	—	(178)
630,000 NZD	427,162 USD	Goldman Sachs	02/13/2019	—	(6,424)
6,587,811 USD	8,630,458 CAD	Goldman Sachs	02/13/2019	—	(80,855)
5,226,195 USD	4,483,012 EUR	Goldman Sachs	02/13/2019	—	(116,981)
3,195,000 USD	355,036,387 JPY	Goldman Sachs	02/13/2019	—	(46,683)
917,485 USD	18,072,699 MXN	Goldman Sachs	02/13/2019	—	(39,480)
1,809,374 CAD	1,394,000 USD	HSBC	02/13/2019	29,818	—
2,739,875 EUR	3,221,494 USD	HSBC	02/13/2019	98,905	—
1,887,957 GBP	3,214,010 CAD	HSBC	02/13/2019	7,916	—
2,206,667 GBP	2,895,340 USD	HSBC	02/13/2019	72,313	—
9,664,061 NOK	1,016,818 EUR	HSBC	02/13/2019	30,598	—
666,881 NZD	625,000 AUD	HSBC	02/13/2019	—	(1,588)
855,042 NZD	587,440 USD	HSBC	02/13/2019	—	(1,026)
62,025 USD	85,800 AUD	HSBC	02/13/2019	764	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,093,084 USD	1,580,000 GBP	HSBC	02/13/2019	—	(71,763)
630,000 USD	71,062,425 JPY	HSBC	02/13/2019	153	—
297,002 USD	5,780,470 MXN	HSBC	02/13/2019	—	(16,176)
3,246,000 AUD	2,324,994 USD	JPMorgan	12/19/2018	—	(48,140)
419,400 BRL	112,154 USD	JPMorgan	12/19/2018	3,781	—
3,562,800 BRL	852,860 USD	JPMorgan	12/19/2018	—	(67,761)
466,800 CAD	357,656 USD	JPMorgan	12/19/2018	6,156	—
702,960 CHF	709,460 USD	JPMorgan	12/19/2018	4,506	—
829,520 CHF	829,206 USD	JPMorgan	12/19/2018	—	(2,667)
267,095,405 CLP	404,343 USD	JPMorgan	12/19/2018	6,636	—
62,426,400 CLP	91,504 USD	JPMorgan	12/19/2018	—	(1,450)
1,151,730,648 COP	373,999 USD	JPMorgan	12/19/2018	18,197	—
12,101,400 EUR	14,015,092 USD	JPMorgan	12/19/2018	292,765	—
27,000 EUR	30,512 USD	JPMorgan	12/19/2018	—	(105)
1,172,400 GBP	1,510,904 USD	JPMorgan	12/19/2018	15,467	—
42,600 HKD	5,450 USD	JPMorgan	12/19/2018	3	—
121,800 HKD	15,553 USD	JPMorgan	12/19/2018	—	(21)
281,781,595 HUF	1,005,372 USD	JPMorgan	12/19/2018	18,124	—
12,521,400 HUF	43,807 USD	JPMorgan	12/19/2018	—	(63)
7,247,383,656 IDR	483,682 USD	JPMorgan	12/19/2018	—	(21,729)
3,633,000 ILS	996,557 USD	JPMorgan	12/19/2018	18,483	—
80,667,724 INR	1,128,664 USD	JPMorgan	12/19/2018	—	(26,665)
686,304,600 JPY	6,138,982 USD	JPMorgan	12/19/2018	82,989	—
92,549,400 JPY	814,836 USD	JPMorgan	12/19/2018	—	(1,826)
2,481,022,181 KRW	2,219,257 USD	JPMorgan	12/19/2018	4,216	—
1,687,731,000 KRW	1,485,184 USD	JPMorgan	12/19/2018	—	(21,612)
62,878,200 MXN	3,169,947 USD	JPMorgan	12/19/2018	87,847	—
2,826,600 MXN	137,699 USD	JPMorgan	12/19/2018	—	(853)
26,577,000 NOK	3,188,820 USD	JPMorgan	12/19/2018	94,164	—
4,489,500 NZD	3,000,375 USD	JPMorgan	12/19/2018	—	(86,470)
13,077,000 PHP	248,449 USD	JPMorgan	12/19/2018	—	(696)
3,966,975 PLN	1,049,770 USD	JPMorgan	12/19/2018	2,917	—
1,434,675 PLN	375,854 USD	JPMorgan	12/19/2018	—	(2,745)
29,061,600 SEK	3,213,152 USD	JPMorgan	12/19/2018	15,325	—
3,156,600 SEK	345,545 USD	JPMorgan	12/19/2018	—	(1,795)
2,955,300 SGD	2,165,926 USD	JPMorgan	12/19/2018	11,164	—
386,100 SGD	280,661 USD	JPMorgan	12/19/2018	—	(851)
37,303,800 TWD	1,221,789 USD	JPMorgan	12/19/2018	10,164	—
163,200 TWD	5,279 USD	JPMorgan	12/19/2018	—	(22)
2,324,484 USD	3,246,000 AUD	JPMorgan	12/19/2018	48,650	—
74,518 USD	293,400 BRL	JPMorgan	12/19/2018	1,296	—
984,683 USD	3,688,800 BRL	JPMorgan	12/19/2018	—	(31,504)
358,887 USD	466,800 CAD	JPMorgan	12/19/2018	—	(7,388)
140,685 USD	141,560 CHF	JPMorgan	12/19/2018	1,277	—
1,853,364 USD	1,797,480 CHF	JPMorgan	12/19/2018	—	(50,785)
222,715 USD	150,960,603 CLP	JPMorgan	12/19/2018	2,066	—
130,490 USD	87,263,401 CLP	JPMorgan	12/19/2018	—	(554)
168,014 USD	544,530,048 COP	JPMorgan	12/19/2018	207	—
199,433 USD	607,200,600 COP	JPMorgan	12/19/2018	—	(11,851)
543,256 USD	480,840 EUR	JPMorgan	12/19/2018	1,991	—
9,579,580 USD	8,281,680 EUR	JPMorgan	12/19/2018	—	(188,606)
1,532,160 USD	1,169,863 GBP	JPMorgan	12/19/2018	—	(39,959)
10,506 USD	82,200 HKD	JPMorgan	12/19/2018	4	—
10,514 USD	82,200 HKD	JPMorgan	12/19/2018	—	(3)
3,627 USD	1,036,800 HUF	JPMorgan	12/19/2018	6	—
127,889 USD	36,219,000 HUF	JPMorgan	12/19/2018	—	(993)
403,163 USD	5,991,632,928 IDR	JPMorgan	12/19/2018	14,676	—
21,985 USD	313,937,682 IDR	JPMorgan	12/19/2018	—	(91)
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
231,358 USD	861,600 ILS	JPMorgan	12/19/2018	601	—
764,477 USD	2,771,400 ILS	JPMorgan	12/19/2018	—	(18,363)
1,120,215 USD	80,667,724 INR	JPMorgan	12/19/2018	35,115	—
343,175 USD	39,005,092 JPY	JPMorgan	12/19/2018	1,008	—
6,635,179 USD	739,848,908 JPY	JPMorgan	12/19/2018	—	(106,708)
1,648,311 USD	1,859,769,591 KRW	JPMorgan	12/19/2018	12,081	—
1,969,288 USD	2,193,150,448 KRW	JPMorgan	12/19/2018	—	(11,257)
108,649 USD	2,229,784 MXN	JPMorgan	12/19/2018	649	—
3,157,805 USD	60,130,338 MXN	JPMorgan	12/19/2018	—	(210,396)
33,289 USD	286,200 NOK	JPMorgan	12/19/2018	37	—
3,140,004 USD	25,718,400 NOK	JPMorgan	12/19/2018	—	(145,323)
3,181,608 USD	4,819,800 NZD	JPMorgan	12/19/2018	132,342	—
246,172 USD	13,077,000 PHP	JPMorgan	12/19/2018	2,973	—
93,240 USD	354,600 PLN	JPMorgan	12/19/2018	336	—
1,490,860 USD	5,485,200 PLN	JPMorgan	12/19/2018	—	(43,360)
285,671 USD	2,600,400 SEK	JPMorgan	12/19/2018	467	—
2,625,596 USD	23,706,184 SEK	JPMorgan	12/19/2018	—	(17,059)
352,515 USD	484,800 SGD	JPMorgan	12/19/2018	961	—
2,093,504 USD	2,856,600 SGD	JPMorgan	12/19/2018	—	(10,706)
361,922 USD	11,166,555 TWD	JPMorgan	12/19/2018	767	—
650,425 USD	19,948,662 TWD	JPMorgan	12/19/2018	—	(2,494)
2,676,483 USD	38,529,000 ZAR	JPMorgan	12/19/2018	98,503	—
5,063,400 ZAR	367,919 USD	JPMorgan	12/19/2018	3,237	—
30,090,000 ZAR	2,072,446 USD	JPMorgan	12/19/2018	—	(94,735)
2,150,436 CAD	1,260,000 GBP	JPMorgan	02/13/2019	—	(9,387)
8,008,190 CAD	6,175,950 USD	JPMorgan	02/13/2019	138,154	—
630,000 EUR	737,288 USD	JPMorgan	02/13/2019	19,287	—
630,000 GBP	831,119 USD	JPMorgan	02/13/2019	25,149	—
70,479,108 JPY	630,000 USD	JPMorgan	02/13/2019	5,020	—
40,966,827 MXN	2,064,552 USD	JPMorgan	02/13/2019	74,308	—
3,126,173 MXN	151,485 USD	JPMorgan	02/13/2019	—	(391)
5,967,145 NOK	630,000 EUR	JPMorgan	02/13/2019	21,353	—
612,561 NZD	419,598 USD	JPMorgan	02/13/2019	—	(1,986)
7,259,979 SEK	691,682 EUR	JPMorgan	02/13/2019	—	(14,606)
1,224,328 SGD	892,627 USD	JPMorgan	02/13/2019	—	(1,241)
248,701 USD	342,844 AUD	JPMorgan	02/13/2019	2,195	—
65,672 USD	86,396 CAD	JPMorgan	02/13/2019	—	(533)
1,113,907 USD	951,667 EUR	JPMorgan	02/13/2019	—	(29,309)
410,248 USD	320,000 GBP	JPMorgan	02/13/2019	—	(866)
383,541 USD	7,508,735 MXN	JPMorgan	02/13/2019	—	(18,753)
209,510 USD	315,325 NZD	JPMorgan	02/13/2019	7,507	—
123,899 USD	170,000 SGD	JPMorgan	02/13/2019	217	—
239,400 BRL	62,335 USD	JPMorgan	03/20/2019	855	—
220,800 BRL	56,398 USD	JPMorgan	03/20/2019	—	(304)
2,880 CHF	2,928 USD	JPMorgan	03/20/2019	14	—
1,160 CHF	1,173 USD	JPMorgan	03/20/2019	—	(1)
60,865,202 CLP	90,946 USD	JPMorgan	03/20/2019	244	—
91,297,804 CLP	135,700 USD	JPMorgan	03/20/2019	—	(352)
118,792,200 COP	37,100 USD	JPMorgan	03/20/2019	538	—
557,044,248 COP	171,267 USD	JPMorgan	03/20/2019	—	(182)
3,365,880 EUR	3,869,396 USD	JPMorgan	03/20/2019	22,022	—
480,840 EUR	547,780 USD	JPMorgan	03/20/2019	—	(1,845)
4,063 GBP	5,230 USD	JPMorgan	03/20/2019	23	—
191,400 HKD	24,537 USD	JPMorgan	03/20/2019	5	—
82,200 HKD	10,530 USD	JPMorgan	03/20/2019	—	(6)
313,937,682 IDR	21,726 USD	JPMorgan	03/20/2019	105	—
1,255,750,728 IDR	85,384 USD	JPMorgan	03/20/2019	—	(1,097)
882,600 ILS	240,044 USD	JPMorgan	03/20/2019	701	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
861,600 ILS	233,027 USD	JPMorgan	03/20/2019	—	(621)
40,917,126 INR	570,291 USD	JPMorgan	03/20/2019	—	(9,465)
290,222,680 JPY	2,601,301 USD	JPMorgan	03/20/2019	20,490	—
39,005,092 JPY	345,997 USD	JPMorgan	03/20/2019	—	(857)
38,611,048 KRW	34,660 USD	JPMorgan	03/20/2019	57	—
410,210,991 KRW	365,161 USD	JPMorgan	03/20/2019	—	(2,465)
2,602,341 MXN	126,275 USD	JPMorgan	03/20/2019	531	—
5,549,588 MXN	266,198 USD	JPMorgan	03/20/2019	—	(1,955)
4,840,800 NOK	567,239 USD	JPMorgan	03/20/2019	1,224	—
286,200 NOK	33,433 USD	JPMorgan	03/20/2019	—	(32)
172,200 PLN	45,617 USD	JPMorgan	03/20/2019	62	—
9,458,587 SEK	1,053,895 USD	JPMorgan	03/20/2019	4,867	—
15,000 SGD	10,933 USD	JPMorgan	03/20/2019	—	(29)
3,175,893 TWD	104,167 USD	JPMorgan	03/20/2019	224	—
4,234,524 TWD	138,444 USD	JPMorgan	03/20/2019	—	(148)
4,439 USD	17,400 BRL	JPMorgan	03/20/2019	29	—
20,683 USD	79,200 BRL	JPMorgan	03/20/2019	—	(344)
566,715 USD	560,120 CHF	JPMorgan	03/20/2019	62	—
817,397 USD	806,160 CHF	JPMorgan	03/20/2019	—	(1,656)
65,612 USD	44,196,600 CLP	JPMorgan	03/20/2019	250	—
152,648 USD	101,913,000 CLP	JPMorgan	03/20/2019	—	(777)
22,540 USD	73,373,400 COP	JPMorgan	03/20/2019	43	—
4,604 USD	14,946,000 COP	JPMorgan	03/20/2019	—	(4)
418,064 USD	366,000 EUR	JPMorgan	03/20/2019	293	—
144,082 USD	124,800 EUR	JPMorgan	03/20/2019	—	(1,429)
89,891 USD	25,575,600 HUF	JPMorgan	03/20/2019	300	—
67,671 USD	19,110,000 HUF	JPMorgan	03/20/2019	—	(281)
142,565 USD	2,091,798,600 IDR	JPMorgan	03/20/2019	1,493	—
31,215 USD	451,400,400 IDR	JPMorgan	03/20/2019	—	(128)
101,960 USD	376,200 ILS	JPMorgan	03/20/2019	58	—
73,163 USD	269,400 ILS	JPMorgan	03/20/2019	—	(108)
425,792 USD	30,543,000 INR	JPMorgan	03/20/2019	6,973	—
106,922 USD	7,542,000 INR	JPMorgan	03/20/2019	—	(60)
122,048 USD	13,760,400 JPY	JPMorgan	03/20/2019	317	—
405,411 USD	45,523,200 JPY	JPMorgan	03/20/2019	—	(595)
11,723 USD	13,090,200 KRW	JPMorgan	03/20/2019	8	—
24,737 USD	27,586,200 KRW	JPMorgan	03/20/2019	—	(15)
42,237 USD	874,200 MXN	JPMorgan	03/20/2019	4	—
6,357 USD	130,800 MXN	JPMorgan	03/20/2019	—	(37)
3,214 USD	27,000 NOK	JPMorgan	03/20/2019	—	(57)
910,569 USD	1,334,100 NZD	JPMorgan	03/20/2019	8,164	—
302,679 USD	15,996,000 PHP	JPMorgan	03/20/2019	286	—
26,067 USD	1,372,800 PHP	JPMorgan	03/20/2019	—	(66)
148,732 USD	563,475 PLN	JPMorgan	03/20/2019	335	—
381,818 USD	1,439,775 PLN	JPMorgan	03/20/2019	—	(927)
923,865 USD	8,292,000 SEK	JPMorgan	03/20/2019	—	(4,220)
207,307 USD	284,100 SGD	JPMorgan	03/20/2019	317	—
367,844 USD	503,100 SGD	JPMorgan	03/20/2019	—	(173)
180,551 USD	5,520,000 TWD	JPMorgan	03/20/2019	112	—
30,705 USD	936,000 TWD	JPMorgan	03/20/2019	—	(71)
440,673 USD	6,261,600 ZAR	JPMorgan	03/20/2019	5,342	—
536,791 USD	7,482,600 ZAR	JPMorgan	03/20/2019	—	(3,804)
1,040,225 AUD	749,285 USD	Morgan Stanley	02/13/2019	—	(11,961)
1,121,340 CAD	660,000 GBP	Morgan Stanley	02/13/2019	—	(1,088)
2,063,804 CAD	1,575,000 USD	Morgan Stanley	02/13/2019	18,990	—
320,000 GBP	412,558 USD	Morgan Stanley	02/13/2019	3,176	—
5,890,000 USD	7,640,389 CAD	Morgan Stanley	02/13/2019	—	(129,508)
1,557,247 USD	1,320,000 EUR	Morgan Stanley	02/13/2019	—	(52,865)
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
410,848 USD	320,000 GBP	Morgan Stanley	02/13/2019	—	(1,466)
630,000 AUD	597,334 CAD	RBC Capital Markets	02/13/2019	—	(10,677)
11,938,463 CAD	9,177,500 USD	RBC Capital Markets	02/13/2019	176,464	—
630,000 GBP	817,904 USD	RBC Capital Markets	02/13/2019	11,935	—
1,334,874 NZD	1,250,000 AUD	RBC Capital Markets	02/13/2019	—	(3,941)
8,964,000 USD	11,645,581 CAD	RBC Capital Markets	02/13/2019	—	(183,782)
132,644 USD	181,577 SGD	RBC Capital Markets	02/13/2019	—	(77)
1,270,000 USD	1,620,917 CAD	Scotia Capital	02/13/2019	—	(47,905)
1,068,552 CAD	630,000 GBP	Standard Chartered Bank	02/13/2019	332	—
5,042,626 EUR	5,917,302 USD	Standard Chartered Bank	02/13/2019	170,306	—
315,000 GBP	415,409 USD	Standard Chartered Bank	02/13/2019	12,424	—
1,473,077 USD	1,253,333 EUR	Standard Chartered Bank	02/13/2019	—	(44,674)
1,668,060 USD	1,260,000 GBP	Standard Chartered Bank	02/13/2019	—	(56,121)
630,000 USD	71,256,150 JPY	Standard Chartered Bank	02/13/2019	1,870	—
4,641,196 CAD	3,580,950 USD	State Street	02/13/2019	81,708	—
4,152,500 EUR	4,849,742 USD	State Street	02/13/2019	117,208	—
662,043 GBP	1,131,865 CAD	State Street	02/13/2019	6,409	—
1,579,996 GBP	2,089,216 USD	State Street	02/13/2019	67,900	—
37,484,322 JPY	335,000 USD	State Street	02/13/2019	2,604	—
31,421,019 MXN	1,610,758 USD	State Street	02/13/2019	84,267	—
3,122,753 MXN	151,505 USD	State Street	02/13/2019	—	(204)
1,155,435 NOK	121,564 EUR	State Street	02/13/2019	3,651	—
1,885,000 NOK	2,048,045 SEK	State Street	02/13/2019	6,431	—
3,297,395 SEK	315,000 EUR	State Street	02/13/2019	—	(5,669)
4,450,000 USD	5,802,581 CAD	State Street	02/13/2019	—	(75,128)
746,780 USD	630,000 EUR	State Street	02/13/2019	—	(28,780)
2,921,005 USD	2,210,000 GBP	State Street	02/13/2019	—	(93,714)
1,260,000 USD	141,424,709 JPY	State Street	02/13/2019	—	(5,904)
1,286,490 USD	25,137,491 MXN	State Street	02/13/2019	—	(65,265)
9,367,040 CAD	7,225,000 USD	TD Securities	02/13/2019	162,696	—
1,940,000 USD	2,526,726 CAD	TD Securities	02/13/2019	—	(34,968)
640,670 USD	484,087 GBP	TD Securities	02/13/2019	—	(21,369)
310,000 EUR	3,021,756 NOK	UBS	02/13/2019	—	(520)
923,922 NOK	97,275 EUR	UBS	02/13/2019	2,997	—
979,109 NZD	664,275 USD	UBS	02/13/2019	—	(9,579)
3,096,119 SEK	295,000 EUR	UBS	02/13/2019	—	(6,203)
497,065 USD	684,483 AUD	UBS	02/13/2019	3,845	—
736,434 USD	626,667 EUR	UBS	02/13/2019	—	(22,232)
416,004 USD	625,626 NZD	UBS	02/13/2019	14,572	—
Total				4,334,208	(4,560,775)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	76	03/2019	EUR	19,057,950	6,404	—
3-Month Euro Euribor	2	06/2019	EUR	501,475	56	—
3-Month Euro Euribor	37	09/2019	EUR	9,274,513	3,538	—
3-Month Euro Euribor	62	12/2019	EUR	15,533,325	11,435	—
3-Month Euro Euribor	67	03/2020	EUR	16,775,125	14,552	—
3-Month Euro Euribor	61	06/2020	EUR	15,261,438	14,141	—
3-Month Euro Euribor	31	09/2020	EUR	7,750,000	8,630	—
3-Month Euro Swiss Franc	3	09/2019	CHF	755,325	246	—
Australian 10-Year Bond	14	12/2018	AUD	1,817,501	1,358	—
BP Currency	29	12/2018	USD	2,311,119	—	(64,262)
Brent Crude	1	12/2018	USD	59,460	—	(8,048)
Cotton	4	03/2019	USD	157,820	—	(3,336)
DJIA Mini E	5	12/2018	USD	638,475	—	(19,452)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro CHF 3-Month ICE	1	06/2019	CHF	251,825	75	—
Euro-Bobl	67	12/2018	EUR	8,844,653	82,655	—
Euro-Bobl	7	03/2019	EUR	925,532	1,395	—
Euro-Bund	70	12/2018	EUR	11,154,147	106,661	—
Euro-Buxl 30-Year	25	12/2018	EUR	4,387,368	72,737	—
Euro-OAT	71	12/2018	EUR	11,004,286	85,484	—
Euro-Schatz	146	12/2018	EUR	16,335,003	22,452	—
Euro-Schatz	11	03/2019	EUR	1,272,210	123	—
Gas Oil	18	01/2019	USD	981,000	—	(172,125)
Heating Oil	3	12/2018	USD	230,504	—	(34,150)
Japanese 10-Year Government Bond	6	12/2018	JPY	903,547,499	24,352	—
Long Gilt	35	03/2019	GBP	4,383,973	19,416	—
Long Gilt	9	03/2019	GBP	1,127,307	6,467	—
NASDAQ 100 E-mini	2	12/2018	USD	277,980	—	(25,505)
Natural Gas	44	12/2018	USD	2,029,280	323,874	—
New Zealand Dollar	151	12/2018	USD	10,375,210	109,955	—
New Zealand Dollar	2	12/2018	USD	137,420	—	(84)
Platinum	2	01/2019	USD	79,980	—	(6,128)
S&P 500 E-mini	1	12/2018	USD	137,915	—	(2,400)
Short Term Euro-BTP	21	12/2018	EUR	2,300,382	—	(2,011)
U.S. Treasury 2-Year Note	32	03/2019	USD	6,769,649	3,507	—
U.S. Treasury 5-Year Note	92	03/2019	USD	10,444,701	11,674	—
Total					931,187	(337,501)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(5)	03/2019	EUR	(1,253,813)	—	(150)
90-Day Euro$	(82)	03/2019	USD	(19,916,775)	12,826	—
90-Day Euro$	(76)	06/2019	USD	(18,446,150)	4,939	—
90-Day Euro$	(74)	09/2019	USD	(17,950,550)	1,569	—
90-Day Euro$	(74)	12/2019	USD	(17,940,375)	143	—
90-Day Euro$	(74)	03/2020	USD	(17,942,225)	—	(5,585)
90-Day Euro$	(75)	06/2020	USD	(18,187,500)	—	(1,672)
90-Day Sterling	(20)	03/2019	GBP	(2,476,000)	—	(632)
90-Day Sterling	(116)	03/2019	GBP	(14,360,800)	—	(6,497)
90-Day Sterling	(7)	06/2019	GBP	(865,988)	48	—
90-Day Sterling	(5)	09/2019	GBP	(618,250)	—	(11)
90-Day Sterling	(5)	12/2019	GBP	(617,875)	—	(164)
90-Day Sterling	(4)	03/2020	GBP	(494,100)	—	(89)
90-Day Sterling	(2)	06/2020	GBP	(246,950)	4	—
90-Day Sterling	(3)	09/2020	GBP	(370,238)	—	(329)
Amsterdam Index	(10)	12/2018	EUR	(1,038,360)	10,503	—
Amsterdam Index	(2)	12/2018	EUR	(207,672)	3,336	—
AUD/USD Currency	(123)	12/2018	USD	(8,985,150)	—	(180,642)
Australian 10-Year Bond	(6)	12/2018	AUD	(778,929)	—	(5,900)
Australian 3-Year Bond	(26)	12/2018	AUD	(2,895,333)	—	(5,970)
Australian 3-Year Bond	(29)	12/2018	AUD	(3,229,410)	—	(6,179)
Banker’s Acceptance	(23)	03/2019	CAD	(5,611,713)	—	(5,790)
Banker’s Acceptance	(18)	06/2019	CAD	(4,387,500)	—	(6,051)
Brent Crude	(12)	12/2018	USD	(713,520)	30,886	—
British Pound	(51)	12/2018	USD	(4,064,381)	68,712	—
CAC40 Index	(30)	12/2018	EUR	(1,497,000)	31,012	—
CAC40 Index	(36)	12/2018	EUR	(1,796,400)	18,356	—
Canadian Dollar	(137)	12/2018	USD	(10,311,305)	105,954	—
Canadian Government 10-Year Bond	(7)	03/2019	CAD	(930,015)	—	(4,272)
Canadian Government 10-Year Bond	(20)	03/2019	CAD	(2,657,186)	—	(14,947)
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	(8)	03/2019	GBP	(129,600)	—	(2,380)
Cocoa	(6)	03/2019	USD	(132,180)	—	(3,498)
Coffee	(12)	03/2019	USD	(483,975)	45,510	—
Copper	(1)	03/2019	USD	(154,913)	822	—
Copper	(6)	03/2019	USD	(929,475)	—	(2,495)
Copper	(7)	03/2019	USD	(487,813)	2,101	—
Copper	(14)	03/2019	USD	(975,625)	—	(2,302)
Corn	(155)	03/2019	USD	(2,927,563)	29,086	—
Cotton	(2)	03/2019	USD	(78,910)	—	(1,169)
DAX Index	(14)	12/2018	EUR	(3,936,800)	163,256	—
DAX Index	(6)	12/2018	EUR	(1,687,200)	42,253	—
DJIA Mini E	(2)	12/2018	USD	(255,390)	—	(9,489)
Euro FX	(229)	12/2018	USD	(32,409,225)	558,261	—
EURO STOXX 50	(125)	12/2018	EUR	(3,953,750)	87,727	—
EURO STOXX 50	(55)	12/2018	EUR	(1,739,650)	60,709	—
Euro-BTP	(13)	12/2018	EUR	(1,615,213)	—	(45,459)
Euro-Bund	(1)	12/2018	EUR	(159,345)	—	(2,820)
Euro-Bund	(41)	12/2018	EUR	(6,533,143)	—	(121,760)
Eurodollar 90-Day	(348)	03/2019	USD	(84,524,850)	—	(79,935)
Eurodollar 90-Day	(76)	09/2020	USD	(18,432,850)	—	(7,179)
FTSE 100 Index	(18)	12/2018	GBP	(1,254,420)	14,906	—
FTSE 100 Index	(12)	12/2018	GBP	(836,280)	5,750	—
FTSE/JSE Top 40 Index	(27)	12/2018	ZAR	(12,120,840)	36,861	—
FTSE/JSE Top 40 Index	(4)	12/2018	ZAR	(1,795,680)	7,809	—
FTSE/MIB Index	(6)	12/2018	EUR	(575,220)	—	(1,480)
FTSE/MIB Index	(13)	12/2018	EUR	(1,246,310)	—	(12,845)
Gas Oil	(17)	01/2019	USD	(926,500)	29,814	—
Gold 100 oz.	(40)	02/2019	USD	(4,904,000)	12,637	—
Hang Seng Index	(7)	12/2018	HKD	(9,285,850)	—	(6,939)
Hang Seng Index	(5)	12/2018	HKD	(6,632,750)	—	(10,361)
Heating Oil	(12)	12/2018	USD	(922,018)	16,872	—
H-Shares Index	(2)	12/2018	HKD	(1,063,300)	—	(1,108)
H-Shares Index	(15)	12/2018	HKD	(7,974,750)	—	(17,498)
IBEX 35 Index	(9)	12/2018	EUR	(813,681)	2,317	—
IBEX 35 Index	(18)	12/2018	EUR	(1,627,362)	1,027	—
JPY Currency	(162)	12/2018	USD	(17,843,288)	47,643	—
KOSPI 200 Index	(53)	12/2018	KRW	(3,598,700,000)	169,384	—
Lean Hogs	(1)	02/2019	USD	(27,020)	—	(2,479)
Live Cattle	(14)	02/2019	USD	(674,800)	—	(12,695)
MSCI EAFE Index Future	(20)	12/2018	USD	(1,816,300)	38,931	—
MSCI EAFE Index Future	(1)	12/2018	USD	(90,815)	2,384	—
MSCI Emerging Markets Index	(27)	12/2018	USD	(1,349,460)	—	(37,800)
MSCI Singapore IX ETS	(3)	12/2018	SGD	(104,565)	—	(519)
MSCI Singapore IX ETS	(36)	12/2018	SGD	(1,254,780)	—	(13,392)
MSCI Taiwan Index	(3)	12/2018	USD	(109,050)	—	(1,411)
MSCI Taiwan Index	(21)	12/2018	USD	(763,350)	—	(5,187)
NASDAQ 100 E-mini	(4)	12/2018	USD	(555,960)	—	(11,774)
Nickel	(2)	12/2018	USD	(133,782)	2,976	—
Nickel	(2)	03/2019	USD	(134,628)	—	(3,848)
Nickel	(13)	03/2019	USD	(875,082)	—	(25,459)
Nikkei 225	(2)	12/2018	JPY	(44,700,000)	—	(12,502)
OMXS30 Index	(27)	12/2018	SEK	(4,082,400)	—	(173)
OMXS30 Index	(111)	12/2018	SEK	(16,783,200)	—	(5,576)
Primary Aluminum	(2)	12/2018	USD	(98,338)	—	(1,293)
Primary Aluminum	(1)	03/2019	USD	(49,106)	—	(921)
Primary Aluminum	(32)	03/2019	USD	(1,571,400)	—	(23,506)
RBOB Gasoline	(36)	12/2018	USD	(2,119,673)	317,891	—
Russell 2000 E-mini	(15)	12/2018	USD	(1,150,950)	8,823	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(10)	12/2018	USD	(767,300)	—	(24,240)
S&P 500 E-mini	(4)	12/2018	USD	(551,660)	—	(15,345)
S&P Mid 400 E-mini	(1)	12/2018	USD	(187,950)	2,599	—
S&P Mid 400 E-mini	(5)	12/2018	USD	(939,750)	—	(30,833)
S&P/TSE 60 Index	(9)	12/2018	CAD	(1,642,860)	—	(18,754)
S&P/TSE 60 Index	(11)	12/2018	CAD	(2,007,940)	—	(48,467)
Silver	(39)	03/2019	USD	(2,772,315)	44,315	—
Soybean	(4)	01/2019	USD	(178,950)	—	(3,728)
Soybean	(23)	03/2019	USD	(1,043,625)	—	(33,777)
Soybean Meal	(9)	01/2019	USD	(279,450)	—	(1,189)
Soybean Meal	(35)	03/2019	USD	(1,096,200)	—	(11,985)
Soybean Oil	(5)	01/2019	USD	(84,180)	633	—
Soybean Oil	(50)	03/2019	USD	(849,000)	—	(5,436)
SPI 200 Index	(13)	12/2018	AUD	(1,844,050)	16,545	—
SPI 200 Index	(11)	12/2018	AUD	(1,560,350)	5,235	—
Sugar #11	(50)	02/2019	USD	(719,040)	—	(7,868)
Swiss Franc	(69)	12/2018	USD	(8,637,938)	47,930	—
TOPIX Index	(10)	12/2018	JPY	(166,800,000)	—	(27,242)
TOPIX Index	(27)	12/2018	JPY	(450,360,000)	—	(73,403)
U.S. Long Bond	(77)	03/2019	USD	(10,870,852)	—	(46,614)
U.S. Treasury 10-Year Note	(120)	03/2019	USD	(14,269,886)	—	(45,870)
U.S. Treasury 2-Year Note	(245)	03/2019	USD	(51,830,125)	—	(17,985)
U.S. Treasury 5-Year Note	(173)	03/2019	USD	(19,640,579)	—	(32,799)
U.S. Treasury Ultra 10-Year Note	(13)	03/2019	USD	(1,652,895)	—	(8,158)
U.S. Treasury Ultra 10-Year Note	(51)	03/2019	USD	(6,484,435)	—	(24,291)
U.S. Ultra Treasury Bond	(18)	03/2019	USD	(2,727,822)	805	—
U.S. Ultra Treasury Bond	(5)	03/2019	USD	(757,728)	—	(988)
U.S. Ultra Treasury Bond	(45)	03/2019	USD	(6,819,555)	—	(1,963)
Wheat	(14)	03/2019	USD	(350,175)	8,462	—
Wheat	(34)	03/2019	USD	(876,775)	7,278	—
WTI Crude	(28)	12/2018	USD	(1,426,040)	114,492	—
Zinc	(2)	12/2018	USD	(129,750)	—	(7,727)
Zinc	(2)	03/2019	USD	(126,750)	—	(2,643)
Zinc	(7)	03/2019	USD	(443,625)	—	(19,273)
Total					2,242,332	(1,242,710)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Macerich Co. (The)	Goldman Sachs	USD	1,005,800	200	57.50	01/18/2019	15,207	4,500
United Rentals, Inc.	Goldman Sachs	USD	456,807	39	150.00	12/21/2018	21,032	780
Total							36,239	5,280

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
21st Century Fox, Inc., Class A	Goldman Sachs	USD	3,631,098	734	36.00	01/18/2019	30,652	9,175
21st Century Fox, Inc., Class A	Goldman Sachs	USD	1,850,178	374	35.00	01/18/2019	12,899	4,675
21st Century Fox, Inc., Class A	Goldman Sachs	USD	1,083,393	219	37.00	01/18/2019	11,785	2,738
21st Century Fox, Inc., Class A	Goldman Sachs	USD	39,576	8	38.00	01/18/2019	407	100
Herc Holdings, Inc.	Goldman Sachs	USD	238,989	67	30.00	01/18/2019	5,081	4,187
Papa John’s International, Inc.	Goldman Sachs	USD	945,403	197	47.50	01/18/2019	37,694	50,727
SodaStream International Ltd.	Goldman Sachs	USD	71,825	5	125.00	01/18/2019	79	50
SodaStream International Ltd.	Goldman Sachs	USD	43,095	3	120.00	01/18/2019	33	30
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	1,024,029	207	40.00	01/18/2019	14,014	2,070
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	153,357	31	40.00	04/18/2019	1,205	620
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Walt Disney Co. (The)	Goldman Sachs	USD	184,784	16	105.00	01/18/2019	4,256	960
Wyndham Hotels & Resorts, Inc.	Goldman Sachs	USD	501,300	100	45.00	02/15/2019	17,503	13,250
Total							135,608	88,582

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
SodaStream International Ltd.	Goldman Sachs	USD	(114,920)	(8)	145.00	1/18/2019	(34)	(80)
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	(192,933)	(39)	49.00	12/21/2018	(1,686)	(5,751)
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	(836,043)	(169)	48.00	12/21/2018	(11,879)	(30,419)
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	(153,357)	(31)	50.00	1/18/2019	(1,311)	(1,782)
Wyndham Hotels & Resorts, Inc.	Goldman Sachs	USD	(501,300)	(100)	55.00	12/21/2018	(6,697)	(1,500)
Total							(21,607)	(39,532)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Wyndham Hotels & Resorts, Inc.	Goldman Sachs	USD	(501,300)	(100)	40.00	02/15/2019	(6,796)	(4,250)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	26,322	(27)	(11)	—	—	—	(38)
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	26,750	(28)	(11)	—	—	—	(39)
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	53,286	(55)	(23)	—	—	—	(78)
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	217,210	(225)	(92)	—	—	—	(317)
Total return on RPC Group PLC	1-week GBP LIBOR plus 0.800%	Monthly	Goldman Sachs	11/29/2019	GBP	282,324	1,866	—	—	—	1,866	—
Total return on RPC Group PLC	1-week GBP LIBOR plus 0.800%	Monthly	Goldman Sachs	11/29/2019	GBP	64,836	1,052	—	—	—	1,052	—
Total							2,583	(137)	—	—	2,918	(472)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Mar 19	Barclays	03/2019	EUR	6,082,120	—	—	13,186	—
Euro-Bund Mar 19	Barclays	03/2019	EUR	3,735,660	—	—	19,836	—
Euro-Buxl 30-Year Mar 19	Barclays	03/2019	EUR	177,080	—	—	485	—
Euro-Schatz Mar 19	Barclays	03/2019	EUR	4,140,300	—	—	1,774	—
Japanese 10-Year Government Bond Dec 18	Barclays	12/2018	JPY	755,850,000	—	—	13,255	—
Long Gilt Mar 19	Barclays	03/2019	GBP	1,594,320	—	—	10,043	—
Coffee Mar 19	Citi	03/2019	USD	(282,319)	—	—	27,688	—
Corn Mar 19	Citi	03/2019	USD	(37,775)	—	—	—	(946)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cotton Mar 19	Citi	03/2019	USD	39,455	—	—	—	(552)
Primary Aluminum Mar 19	Citi	03/2019	USD	(491,063)	—	—	—	(5,500)
Soybean Jan 19	Citi	01/2019	USD	(939,488)	—	—	—	(26,063)
Soybean Meal Jan 19	Citi	01/2019	USD	(962,550)	—	—	1,122	—
Soybean Oil Jan 19	Citi	01/2019	USD	(538,752)	—	—	8,725	—
Wheat Mar 19	Citi	03/2019	USD	(206,300)	—	—	—	(1,263)
H-Shares Index Dec 18	JPMorgan	12/2018	HKD	(4,253,200)	—	—	—	(7,246)
MSCI Taiwan Index Dec 18	JPMorgan	12/2018	USD	(218,100)	—	—	—	(4,591)
Swiss Market Index Dec 18	JPMorgan	12/2018	CHF	(90,350)	—	—	—	(2,636)
Total					—	—	96,114	(48,797)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $100,120,475, which represents 19.00% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2018.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2018.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $4,943,710, which represents 0.94% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(i)	Non-income producing investment.
(j)	At November 30, 2018, securities valued at $501,300 were held to cover open call options written.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Zero coupon bond.
(m)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(n)	Represents a security purchased on a when-issued basis.
(o)	Principal and interest may not be guaranteed by the government.
(p)	The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	129,624,362	154,014,124	(147,983,675)	135,654,811	(1,084)	1,085	737,684	135,641,246
42	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	43

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	28,768,553	850,000	—	29,618,553
Commercial Mortgage-Backed Securities - Agency	—	18,255,869	—	—	18,255,869
Commercial Mortgage-Backed Securities - Non-Agency	—	11,109,788	—	—	11,109,788
Common Stocks
Communication Services	8,061,196	506,275	4,061,938	—	12,629,409
Consumer Discretionary	10,642,469	—	—	—	10,642,469
Consumer Staples	—	—	31,764	—	31,764
Energy	1,682,302	—	—	—	1,682,302
Financials	5,609,512	—	—	—	5,609,512
Health Care	10,770,313	—	8	—	10,770,321
Industrials	9,472,384	—	—	—	9,472,384
Information Technology	11,587,277	—	—	—	11,587,277
Materials	379,814	—	—	—	379,814
Real Estate	5,256,605	—	—	—	5,256,605
Utilities	4,187,385	—	—	—	4,187,385
Total Common Stocks	67,649,257	506,275	4,093,710	—	72,249,242
Convertible Bonds	—	5,986,400	—	—	5,986,400
Convertible Preferred Stocks
Energy	320,947	—	—	—	320,947
Health Care	590,640	—	—	—	590,640
Industrials	536,830	—	—	—	536,830
44	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	—	281,376	—	—	281,376
Utilities	1,421,994	—	—	—	1,421,994
Total Convertible Preferred Stocks	2,870,411	281,376	—	—	3,151,787
Corporate Bonds & Notes	—	126,153,853	—	—	126,153,853
Equity Funds	3,802,908	—	—	—	3,802,908
Exchange-Traded Funds	1,201,843	—	—	—	1,201,843
Foreign Government Obligations	—	32,341,898	—	—	32,341,898
Municipal Bonds	—	3,391,457	—	—	3,391,457
Preferred Debt	472,780	—	—	—	472,780
Preferred Stocks
Financials	1,357,801	—	—	—	1,357,801
Residential Mortgage-Backed Securities - Agency	—	2,022,721	—	—	2,022,721
Residential Mortgage-Backed Securities - Non-Agency	—	41,578,324	—	—	41,578,324
Senior Loans	—	13,597,529	—	—	13,597,529
Treasury Bills	23,909,082	2,511,763	—	—	26,420,845
U.S. Government & Agency Obligations	—	848,585	—	—	848,585
Warrants
Information Technology	35,619	—	—	—	35,619
Options Purchased Calls	5,280	—	—	—	5,280
Options Purchased Puts	88,582	—	—	—	88,582
Money Market Funds	—	—	—	135,641,246	135,641,246
Total Investments in Securities	101,393,563	287,354,391	4,943,710	135,641,246	529,332,910
Investments in Securities Sold Short
Common Stocks
Communication Services	(3,305,234)	—	—	—	(3,305,234)
Consumer Discretionary	(5,434,636)	—	—	—	(5,434,636)
Energy	(1,682,633)	—	—	—	(1,682,633)
Financials	(792,547)	—	—	—	(792,547)
Health Care	(3,580,878)	(1,336,041)	—	—	(4,916,919)
Industrials	(5,367,156)	—	—	—	(5,367,156)
Information Technology	(973,754)	—	—	—	(973,754)
Materials	(763,440)	—	—	—	(763,440)
Total Common Stocks	(21,900,278)	(1,336,041)	—	—	(23,236,319)
Corporate Bonds & Notes	—	(940,099)	—	—	(940,099)
Exchange-Traded Funds	(1,643,789)	—	—	—	(1,643,789)
Total Investments in Securities Sold Short	(23,544,067)	(2,276,140)	—	—	(25,820,207)
Total Investments in Securities, Net of Securities Sold Short	77,849,496	285,078,251	4,943,710	135,641,246	503,512,703
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,334,208	—	—	4,334,208
Futures Contracts	3,173,519	—	—	—	3,173,519
Swap Contracts	—	99,032	—	—	99,032
Liability
Forward Foreign Currency Exchange Contracts	—	(4,560,775)	—	—	(4,560,775)
Futures Contracts	(1,580,211)	—	—	—	(1,580,211)
Options Contracts Written	(43,782)	—	—	—	(43,782)
Swap Contracts	—	(49,269)	—	—	(49,269)
Total	79,399,022	284,901,447	4,943,710	135,641,246	504,885,425
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2018	45

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
785,594	286,242	286,242	741,932
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2018 ($)
Asset-Backed Securities — Non-Agency	—	—	—	—	850,000	—	—	—	850,000
Common Stocks	7,285,304	—	(7,449,265)	8,219,892	302,258	(4,264,479)	—	—	4,093,710
Warrants	43,662	—	—	—	—	—	—	(43,662)	—
Total	7,328,966	—	(7,449,265)	8,219,892	1,152,258	(4,264,479)	—	(43,662)	4,943,710
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2018 was $539,317, which is comprised of Common Stocks.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and asset-backed securities classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer and single market quotations from broker dealers. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
46	Multi-Manager Alternative Strategies Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Australia 1.1%
BHP Billiton Ltd.	101,204	2,248,692
Canada 7.5%
Canadian Natural Resources Ltd.	98,152	2,466,636
First Quantum Minerals Ltd.	137,031	1,258,253
Suncor Energy, Inc.	218,408	7,042,185
TransCanada Corp.	97,056	3,977,495
Total		14,744,569
France 5.7%
Air Liquide SA	19,209	2,324,753
Arkema SA	20,453	1,941,373
Total SA	127,196	7,074,612
Total		11,340,738
Germany 3.1%
BASF SE	63,144	4,617,534
Covestro AG	24,940	1,444,600
Total		6,062,134
Japan 2.6%
Mitsubishi Chemical Holdings Corp.	336,700	2,762,076
Mitsui Chemicals, Inc.	53,400	1,359,287
Teijin Ltd.	63,900	1,104,647
Total		5,226,010
Luxembourg 1.1%
Tenaris SA, ADR	89,050	2,166,586
Netherlands 1.1%
Akzo Nobel NV	13,317	1,119,048
LyondellBasell Industries NV, Class A	11,443	1,067,746
Total		2,186,794
Switzerland 0.9%
Clariant AG, Registered Shares	88,253	1,749,433
United Kingdom 18.1%
BP PLC	1,512,368	10,058,007
Rio Tinto PLC	212,381	9,706,271
Royal Dutch Shell PLC, Class A	425,368	12,887,835
TechnipFMC PLC	137,167	3,167,186
Total		35,819,299
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 56.0%
Alcoa Corp.(a)	37,250	1,184,922
Anadarko Petroleum Corp.	61,420	3,249,118
Avery Dennison Corp.	23,100	2,226,840
Baker Hughes, Inc.	89,285	2,037,484
Carrizo Oil & Gas, Inc.(a)	43,030	736,243
Celanese Corp., Class A	28,844	2,911,225
Chevron Corp.	112,779	13,413,934
Cimarex Energy Co.	27,394	2,245,760
ConocoPhillips	119,687	7,920,886
Continental Resources, Inc.(a)	55,938	2,557,485
Delek U.S. Holdings, Inc.	35,660	1,418,911
Diamondback Energy, Inc.	30,360	3,351,137
DowDuPont, Inc.	175,018	10,124,791
Eastman Chemical Co.	32,906	2,593,651
Exxon Mobil Corp.	147,495	11,725,852
FMC Corp.	27,430	2,269,558
Freeport-McMoRan, Inc.	185,092	2,209,998
Helmerich & Payne, Inc.	40,550	2,457,330
International Paper Co.	19,799	914,516
Livent Corp.(a)	37,037	682,962
Marathon Petroleum Corp.	75,437	4,915,475
Noble Energy, Inc.	94,171	2,235,620
Nucor Corp.	30,665	1,852,473
Olympic Steel, Inc.	58,330	1,070,939
Owens-Illinois, Inc.(a)	109,522	2,014,110
Patterson-UTI Energy, Inc.	135,810	1,885,043
PDC Energy, Inc.(a)	30,120	1,022,273
PPG Industries, Inc.	30,544	3,339,375
Sealed Air Corp.	58,270	2,128,603
Steel Dynamics, Inc.	102,953	3,623,946
Valero Energy Corp.	47,962	3,832,164
WestRock Co.	10,860	511,615
Williams Companies, Inc. (The)	139,958	3,543,737
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WPX Energy, Inc.(a)	174,563	2,435,154
Total		110,643,130
Total Common Stocks (Cost $180,748,152)		192,187,385

Exchange-Traded Funds 1.1%
	Shares	Value ($)
United States 1.1%
VanEck Vectors Gold Miners ETF	115,832	2,211,233
Total Exchange-Traded Funds (Cost $1,632,490)		2,211,233

Limited Partnerships 1.0%
Issuer	Shares	Value ($)
United States 1.0%
Enterprise Products Partners LP	75,313	1,976,966
Total Limited Partnerships (Cost $2,266,056)		1,976,966

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	577,124	577,067
Total Money Market Funds (Cost $577,067)		577,067
Total Investments in Securities (Cost $185,223,765)		196,952,651
Other Assets & Liabilities, Net		767,428
Net Assets		$197,720,079

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	494,066	6,592,906	(6,509,848)	577,124	—	—	12,066	577,067
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,248,692	—	—	2,248,692
Canada	14,744,569	—	—	—	14,744,569
France	—	11,340,738	—	—	11,340,738
Germany	—	6,062,134	—	—	6,062,134
Japan	—	5,226,010	—	—	5,226,010
Luxembourg	2,166,586	—	—	—	2,166,586
Netherlands	1,067,746	1,119,048	—	—	2,186,794
Switzerland	—	1,749,433	—	—	1,749,433
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	3,167,186	32,652,113	—	—	35,819,299
United States	110,643,130	—	—	—	110,643,130
Total Common Stocks	131,789,217	60,398,168	—	—	192,187,385
Exchange-Traded Funds	2,211,233	—	—	—	2,211,233
Limited Partnerships
United States	1,976,966	—	—	—	1,976,966
Total Limited Partnerships	1,976,966	—	—	—	1,976,966
Money Market Funds	—	—	—	577,067	577,067
Total Investments in Securities	135,977,416	60,398,168	—	577,067	196,952,651
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	3.619%	20,750,000	20,379,073
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.986%	12,000,000	11,461,500
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% 04/15/2030	3.886%	11,200,000	11,018,213
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	3.936%	25,000,000	24,533,325
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.977%	32,414,000	31,821,731
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	4.059%	38,425,000	37,948,838
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.856%	11,725,000	11,498,285
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	10,000,000	9,999,780
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	146,262	146,259
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	10,560,000	10,558,999
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.976%	9,500,000	9,574,309
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	4.266%	23,650,000	23,633,019
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	9,665,000	9,254,914
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.950%	24,000,000	23,547,816
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.270%	14,700,000	14,706,248
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.919%	18,500,000	18,210,142
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	15,000,000	14,968,685
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,449,566
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,022,743
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.979%	14,200,000	14,115,879
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.936%	5,000,000	4,943,545
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	25	9,408,277
Series 2016-A Class RIO
01/25/2038	0.000%	20	4,908,765
Series 2016-A Class RPO
01/25/2038	0.000%	20	8,285,100
Series 2016-B Class RC
04/25/2037	0.000%	5	1,603,663
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.936%	14,400,000	14,179,090
Total Asset-Backed Securities — Non-Agency (Cost $378,918,190)			361,177,764

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.907%	13,300,000	13,291,584
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class F
1-month USD LIBOR + 2.950% 10/15/2037	5.109%	21,700,000	21,646,002
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% 07/15/2035	4.557%	10,000,000	9,975,463
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% 06/15/2035	4.861%	18,350,000	18,282,729
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	3.707%	12,970,000	12,941,837
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.307%	4,000,000	4,008,668
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,382,405
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.357%	9,902,128	9,883,480
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.807%	3,727,860	3,723,148
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	25,446,032
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,804,359
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.557%	10,500,000	10,555,350
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.807%	10,941,000	11,056,007
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	5.207%	13,795,000	13,835,851
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	6.128%	13,283,000	13,329,513
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $182,566,895)			186,162,428

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services —%
Diversified Telecommunication Services —%
Cincinnati Bell, Inc.(h)	300	3,726
Media —%
Cumulus Media, Inc., Class A(h)	9,225	104,242
Tribune Media Co.	1,338	53,868
Tribune Publishing Co.(h)	198	2,889
Total		160,999
Total Communication Services		164,725
Consumer Discretionary —%
Auto Components —%
Delphi Technologies PLC	438	7,485
Total Consumer Discretionary		7,485
Energy —%
Energy Equipment & Services —%
Fieldwood Energy LLC(h)	8,596	358,165
Total Energy		358,165
Materials —%
Metals & Mining —%
Aleris International, Inc.(h)	3,721	80,932
Total Materials		80,932
Utilities —%
Independent Power and Renewable Electricity Producers —%
Vistra Energy Corp.(h)	21,925	17,606
Total Utilities		17,606
Total Common Stocks (Cost $631,801)		628,913

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) 42.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(a)
12/01/2021	8.750%	1,629,000	1,682,967
01/15/2023	6.125%	1,015,000	963,160
12/01/2024	7.500%	1,304,000	1,238,684
03/15/2025	7.500%	1,015,000	963,677
Lockheed Martin Corp.
09/15/2052	4.090%	10,880,000	9,864,428
Northrop Grumman Corp.
10/15/2047	4.030%	18,780,000	16,824,739
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,178,091
05/15/2025	6.500%	2,799,000	2,790,891
06/15/2026	6.375%	3,652,000	3,562,687
Total			42,069,324
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	1,724,000	1,496,144
Ford Motor Co.
12/08/2046	5.291%	8,530,000	6,852,755
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	7,975,672
Total			16,324,571
Banking 3.4%
Ally Financial, Inc.
11/01/2031	8.000%	5,888,000	6,872,538
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	2,965,000	2,995,513
Banco Mercantil del Norte SA(a),(j)
Subordinated
10/04/2031	5.750%	4,400,000	3,822,289
Bank of America Corp.(j)
01/20/2028	3.824%	26,390,000	25,261,986
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	3,698,000	3,388,544
Citigroup, Inc.
05/01/2026	3.400%	6,995,000	6,514,094
Goldman Sachs Group, Inc. (The)(j)
05/01/2029	4.223%	24,010,000	22,978,314
JPMorgan Chase & Co.(j),(k)
12/05/2029	4.452%	30,214,000	30,154,720
Morgan Stanley(j)
01/24/2029	3.772%	13,340,000	12,568,828
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
10/23/2026	3.000%	17,435,000	15,920,648
Wells Fargo & Co.(j)
05/22/2028	3.584%	13,010,000	12,295,699
Total			142,773,173
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	2,589,000	2,451,695
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	383,000	388,160
Total			2,839,855
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,162,616
05/15/2026	5.875%	2,602,000	2,522,361
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,613,000	4,186,298
Core & Main LP(a)
08/15/2025	6.125%	2,178,000	1,992,885
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	737,625
01/15/2028	5.000%	773,000	691,578
Standard Industries, Inc.(a)
02/15/2023	5.500%	69,000	67,983
Total			14,361,346
Cable and Satellite 2.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	1,568,000	1,541,524
02/15/2026	5.750%	3,586,000	3,587,829
05/01/2026	5.500%	80,000	78,074
05/01/2027	5.125%	5,385,000	5,114,064
05/01/2027	5.875%	766,000	753,020
02/01/2028	5.000%	2,860,000	2,668,168
Comcast Corp.
08/15/2047	4.000%	7,413,000	6,487,161
CSC Holdings LLC(a)
12/15/2021	5.125%	1,569,000	1,562,705
01/15/2023	10.125%	828,000	896,379
07/15/2023	5.375%	4,057,000	4,026,572
10/15/2025	6.625%	2,277,000	2,366,784
10/15/2025	10.875%	2,105,000	2,425,937
05/15/2026	5.500%	3,640,000	3,531,615
04/15/2027	5.500%	832,000	796,925
02/01/2028	5.375%	6,168,000	5,797,063
04/01/2028	7.500%	4,082,000	4,205,652

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
11/15/2024	5.875%	5,215,000	4,433,047
07/01/2026	7.750%	8,232,000	7,284,744
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	2,079,000	2,058,665
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,028,728
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	572,913
02/15/2025	6.625%	2,610,000	2,349,971
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,119,000	1,101,719
07/15/2026	5.375%	1,521,000	1,476,053
08/01/2027	5.000%	6,344,000	5,960,924
Sky PLC(a)
09/16/2024	3.750%	12,889,000	12,691,025
Unitymedia GmbH(a)
01/15/2025	6.125%	1,847,000	1,886,439
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	5,325,000	5,350,965
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	7,651,753
08/15/2026	5.500%	740,000	701,197
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	4,757,625
Ziggo BV(a)
01/15/2027	5.500%	5,961,000	5,551,199
Total			114,696,439
Chemicals 1.0%
Alpha 2 BV(a)
06/01/2023	8.750%	2,125,000	2,062,767
Angus Chemical Co.(a)
02/15/2023	8.750%	1,488,000	1,509,939
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,066,000	1,983,331
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,395,429
Chemours Co. (The)
05/15/2023	6.625%	797,000	810,977
Elementia SAB de CV(a)
01/15/2025	5.500%	6,600,000	5,974,940
INEOS Group Holdings SA(a)
08/01/2024	5.625%	947,000	880,994
Koppers, Inc.(a)
02/15/2025	6.000%	491,000	442,530
LYB International Finance BV
03/15/2044	4.875%	4,790,000	4,315,953
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	91,000	92,698
12/01/2025	5.875%	5,877,000	5,731,768
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,856,557
12/15/2025	5.750%	2,265,000	2,118,074
SASOL Financing USA LLC
03/27/2024	5.875%	2,576,000	2,571,863
SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,156,160
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	4,152,000	3,987,078
Total			41,891,058
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,996,000	1,860,779
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	615,634
United Rentals North America, Inc.
10/15/2025	4.625%	463,000	428,206
09/15/2026	5.875%	3,761,000	3,658,441
12/15/2026	6.500%	2,510,000	2,518,572
Total			9,081,632
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	2,672,000	2,562,988
12/01/2022	7.875%	4,695,000	4,592,564
09/01/2023	7.625%	1,055,000	856,948
frontdoor, Inc.(a)
08/15/2026	6.750%	808,000	781,841
Total			8,794,341
Consumer Products 0.4%
Energizer Gamma Acquisition, Inc.(a)
07/15/2026	6.375%	408,000	384,435
Mattel, Inc.(a)
12/31/2025	6.750%	2,103,000	1,990,351
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,790,000	4,749,146
Resideo Funding, Inc.(a)
11/01/2026	6.125%	429,000	427,116
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,598,000	1,615,004
12/15/2026	5.250%	553,000	517,599
Spectrum Brands, Inc.
07/15/2025	5.750%	4,869,000	4,611,313

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
08/15/2025	4.375%	2,603,000	2,397,207
Total			16,692,171
Diversified Manufacturing 0.3%
Apergy Corp.(a)
05/01/2026	6.375%	2,495,000	2,463,665
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	613,442
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,407,000	1,403,297
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	532,000	525,298
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,185,758
United Technologies Corp.
11/16/2028	4.125%	5,700,000	5,588,451
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	821,969
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	1,983,292
Total			14,585,172
Electric 4.9%
AES Corp.
03/15/2023	4.500%	549,000	545,033
05/15/2023	4.875%	1,340,000	1,331,275
05/15/2026	6.000%	1,179,000	1,216,999
09/01/2027	5.125%	1,783,000	1,759,498
Calpine Corp.
01/15/2025	5.750%	2,037,000	1,870,822
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,245,402
Clearway Energy Operating LLC
08/15/2024	5.375%	4,194,000	3,996,047
09/15/2026	5.000%	3,374,000	3,072,712
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	860,000	827,589
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,435,695
02/15/2027	2.950%	5,675,000	5,132,022
03/31/2043	4.700%	6,629,000	6,577,221
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,527,846
10/01/2026	2.850%	27,095,000	24,611,879
Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,448,259
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,131,307
04/15/2024	3.750%	949,000	939,866
08/15/2027	3.150%	8,276,000	7,596,805
09/01/2046	3.750%	9,273,000	7,790,405
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	14,725,687
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	4,701,765
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,061,225
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	5,200,000	4,949,734
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,436,000	4,070,513
NRG Energy, Inc.
01/15/2027	6.625%	3,130,000	3,189,032
Pacific Gas & Electric Co.
02/15/2044	4.750%	5,540,000	4,610,266
12/01/2047	3.950%	9,220,000	7,015,765
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,022,344
PPL Capital Funding, Inc.
03/15/2024	3.950%	7,750,000	7,722,906
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	7,955,933
Southern Co. (The)
07/01/2046	4.400%	19,385,000	17,464,954
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	4,734,000	4,239,515
Vistra Energy Corp.
11/01/2024	7.625%	1,643,000	1,746,126
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	887,000	873,078
WEC Energy Group, Inc.
06/15/2025	3.550%	4,810,000	4,698,312
Xcel Energy, Inc.
12/01/2026	3.350%	3,175,000	3,027,023
06/15/2028	4.000%	14,060,000	13,914,535
Total			207,045,395
Finance Companies 1.4%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	2,394,000	2,403,133
10/01/2023	5.125%	982,000	974,296
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	8,978,629
11/15/2035	4.418%	26,545,000	21,441,857

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,359,656
Navient Corp.
01/25/2022	7.250%	1,039,000	1,058,002
06/15/2022	6.500%	1,411,000	1,414,405
01/25/2023	5.500%	1,000,000	943,039
03/25/2024	6.125%	2,849,000	2,663,815
10/25/2024	5.875%	1,278,000	1,150,332
06/15/2026	6.750%	1,822,000	1,649,227
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	263,000	263,041
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,862,000	2,718,974
Quicken Loans, Inc.(a)
05/01/2025	5.750%	6,581,000	6,264,579
Springleaf Finance Corp.
03/15/2023	5.625%	1,173,000	1,128,898
03/15/2025	6.875%	2,004,000	1,890,465
03/15/2026	7.125%	2,091,000	1,973,204
Total			59,275,552
Food and Beverage 2.7%
Anheuser-Busch Companies LLC/ InBev Worldwide, Inc.(a)
02/01/2046	4.900%	32,187,000	29,937,547
Aramark Services, Inc.
01/15/2024	5.125%	799,000	803,091
B&G Foods, Inc.
04/01/2025	5.250%	3,003,000	2,837,286
Bacardi Ltd.(a)
05/15/2048	5.300%	26,230,000	24,174,014
Conagra Brands, Inc.
11/01/2038	5.300%	3,210,000	3,078,701
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	5,486,000	4,773,550
Kraft Heinz Foods Co.
06/01/2046	4.375%	23,914,000	19,520,329
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	705,921
11/01/2026	4.875%	2,538,000	2,471,837
MHP SA(a)
04/03/2026	6.950%	4,300,000	3,713,639
Molson Coors Brewing Co.
07/15/2046	4.200%	10,982,000	9,123,626
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	707,755
08/15/2026	5.000%	3,107,000	2,850,775
03/01/2027	5.750%	6,528,000	6,134,270
01/15/2028	5.625%	1,161,000	1,079,414
Total			111,911,755
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.9%
Boyd Gaming Corp.
04/01/2026	6.375%	2,997,000	2,976,638
08/15/2026	6.000%	504,000	489,663
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,064,000	975,621
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,024,412
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	1,304,000	1,261,328
International Game Technology PLC(a)
02/15/2025	6.500%	3,062,000	3,131,443
01/15/2027	6.250%	1,528,000	1,527,581
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,291,374
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	907,537
09/01/2026	4.500%	873,000	803,995
01/15/2028	4.500%	334,000	294,930
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,140,237
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,328,722
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,888,982
Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,670,491
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,094,000	4,767,755
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	800,000	805,034
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	3,174,123	825,272
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,024,000	2,877,902
Total			37,988,917
Health Care 2.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	2,077,000	2,037,408
Avantor, Inc.(a)
10/01/2025	9.000%	1,230,000	1,247,834
Becton Dickinson and Co.
06/06/2027	3.700%	26,720,000	24,890,936
Cardinal Health, Inc.
06/15/2047	4.368%	14,400,000	11,934,662

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	3,618,000	3,494,282
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	759,000	760,086
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,937,000	1,796,703
CVS Health Corp.
06/01/2026	2.875%	8,285,000	7,472,606
03/25/2048	5.050%	13,740,000	13,370,944
DaVita, Inc.
05/01/2025	5.000%	1,964,000	1,847,786
HCA, Inc.
02/15/2020	6.500%	1,416,000	1,456,118
02/15/2022	7.500%	3,328,000	3,592,440
04/15/2025	5.250%	4,188,000	4,228,737
02/15/2027	4.500%	6,280,000	6,029,026
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,078,922
02/01/2028	4.625%	1,661,000	1,549,680
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,986,000	3,979,192
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	1,261,000	1,256,411
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	2,931,000	2,886,666
Teleflex, Inc.
06/01/2026	4.875%	539,000	521,792
11/15/2027	4.625%	1,215,000	1,137,111
Tenet Healthcare Corp.
04/01/2022	8.125%	799,000	830,932
06/15/2023	6.750%	761,000	751,610
07/15/2024	4.625%	3,428,000	3,272,167
05/01/2025	5.125%	1,317,000	1,252,855
08/01/2025	7.000%	2,667,000	2,608,753
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,006,958
Total			109,292,617
Healthcare Insurance 0.7%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,181,011
Centene Corp.(a)
06/01/2026	5.375%	3,175,000	3,210,052
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	17,310,000	16,462,831
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,087,000	4,063,598
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	2,077,000	2,063,863
Total			27,981,355
Home Construction 0.3%
Lennar Corp.
11/15/2024	5.875%	1,191,000	1,193,893
06/01/2026	5.250%	2,550,000	2,444,802
06/15/2027	5.000%	971,000	907,836
11/29/2027	4.750%	3,083,000	2,837,677
Meritage Homes Corp.
04/01/2022	7.000%	673,000	696,556
06/06/2027	5.125%	2,223,000	1,969,013
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,242,439
03/01/2024	5.625%	695,000	661,430
Total			11,953,646
Independent Energy 1.9%
Callon Petroleum Co.
10/01/2024	6.125%	1,307,000	1,264,377
07/01/2026	6.375%	2,766,000	2,671,707
Canadian Natural Resources Ltd.
06/01/2047	4.950%	1,165,000	1,097,366
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,673,000	3,513,687
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,662,166
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	1,654,000	1,561,244
Chesapeake Energy Corp.
10/01/2026	7.500%	2,570,000	2,386,972
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	5,345,000	5,004,069
Diamondback Energy, Inc.
05/31/2025	5.375%	933,000	922,781
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	358,000	367,771
01/30/2028	5.750%	3,765,000	3,867,653
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,272,000	1,130,401
02/01/2026	5.625%	517,000	408,072
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	1,550,000	1,455,571
Halcon Resources Corp.
02/15/2025	6.750%	4,324,000	3,317,788
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,007,000	1,882,215

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(a)
02/15/2026	6.875%		1,369,000	1,269,500
Jagged Peak Energy LLC(a)
05/01/2026	5.875%		2,143,000	2,057,006
Laredo Petroleum, Inc.
03/15/2023	6.250%		5,577,000	5,228,543
Matador Resources Co.(a)
09/15/2026	5.875%		2,497,000	2,373,099
MEG Energy Corp.(a)
01/15/2025	6.500%		2,185,000	2,245,088
Noble Energy, Inc.
11/15/2043	5.250%		2,725,000	2,436,485
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%		1,271,000	1,269,690
08/15/2025	5.250%		2,621,000	2,489,109
10/15/2027	5.625%		4,423,000	4,212,319
PDC Energy, Inc.
09/15/2024	6.125%		3,815,000	3,662,804
SM Energy Co.
06/01/2025	5.625%		642,000	590,880
09/15/2026	6.750%		3,345,000	3,202,550
01/15/2027	6.625%		1,300,000	1,229,432
Tullow Oil PLC(a)
03/01/2025	7.000%		6,950,000	6,379,808
Whiting Petroleum Corp.
01/15/2026	6.625%		2,055,000	1,977,896
WPX Energy, Inc.
01/15/2022	6.000%		1,014,000	1,021,493
09/15/2024	5.250%		2,400,000	2,285,947
06/01/2026	5.750%		2,829,000	2,715,925
Total				79,161,414
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%		8,345,000	6,784,427
Leisure 0.1%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%		1,267,000	1,320,493
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		1,163,000	1,126,436
03/15/2026	5.625%		724,000	721,174
Viking Cruises Ltd.(a)
09/15/2027	5.875%		2,047,000	1,925,275
Total				5,093,378
Life Insurance 2.5%
Assicurazioni Generali SpA, Subordinated(a),(j)
06/08/2048	5.000%	EUR	17,300,000	19,177,489
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brighthouse Financial, Inc.
06/22/2047	4.700%	7,770,000	5,838,984
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	23,203,269
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	7,860,000	7,614,375
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	6,494,196
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	6,300,000	5,587,854
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	21,436,655
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	9,768,695
05/15/2047	4.270%	2,961,000	2,767,712
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	5,489,565
Total			107,378,794
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	6,050,000	5,856,521
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	1,139,000	1,113,053
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	419,000	416,611
Total			7,386,185
Media and Entertainment 0.4%
Discovery Communications LLC
09/20/2047	5.200%	1,600,000	1,474,557
Match Group, Inc.
06/01/2024	6.375%	1,949,000	2,015,383
Netflix, Inc.
02/15/2025	5.875%	1,129,000	1,154,820
04/15/2028	4.875%	4,534,000	4,181,064
Netflix, Inc.(a)
11/15/2028	5.875%	4,431,000	4,381,098
05/15/2029	6.375%	2,131,000	2,157,768
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	3,714,000	3,727,508
Total			19,092,198

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 1.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	907,387
09/30/2026	7.000%	694,000	720,253
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,664,000	1,697,476
Constellium NV(a)
05/15/2024	5.750%	305,000	286,617
03/01/2025	6.625%	1,472,000	1,407,646
02/15/2026	5.875%	3,130,000	2,858,369
Freeport-McMoRan, Inc.
03/15/2043	5.450%	9,763,000	7,977,269
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	4,994,000	4,375,993
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	1,415,000	1,417,807
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,174,000	1,175,247
01/15/2025	7.625%	3,426,000	3,405,992
Indo Energy Finance II BV(a)
01/24/2023	6.375%	5,600,000	5,308,509
Novelis Corp.(a)
08/15/2024	6.250%	910,000	900,625
09/30/2026	5.875%	4,288,000	3,996,090
Teck Resources Ltd.
07/15/2041	6.250%	8,415,000	8,291,485
Total			44,726,765
Midstream 3.0%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	1,793,000	1,736,999
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	2,322,000	2,261,071
DCP Midstream Operating LP
04/01/2044	5.600%	6,848,000	6,021,618
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,539,000	1,508,477
Energy Transfer Equity LP
03/15/2023	4.250%	1,499,000	1,462,298
06/01/2027	5.500%	2,247,000	2,240,607
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	6,487,856
05/15/2046	4.900%	3,310,000	3,164,294
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	2,807,000	2,772,213
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	18,096,630
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	3,090,000	2,797,303
MPLX LP
04/15/2048	4.700%	5,970,000	5,050,578
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	673,356
12/15/2037	7.768%	5,767,000	6,649,414
NuStar Logistics LP
04/28/2027	5.625%	2,219,000	2,121,442
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,154,000	17,472,950
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	3,533,000	3,752,806
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	1,899,000	1,851,525
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	6,684,400	5,988,902
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	732,000	713,608
02/15/2026	5.500%	2,023,000	1,924,696
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	731,000	734,119
01/15/2028	5.500%	2,304,000	2,269,783
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	4,611,000	4,431,157
01/15/2028	5.000%	8,837,000	8,161,871
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,913,000	1,745,593
Williams Companies, Inc. (The)
09/15/2045	5.100%	13,674,000	12,437,159
Total			124,528,325
Natural Gas 0.7%
NiSource Finance Corp.
03/30/2048	3.950%	2,115,000	1,812,147
NiSource, Inc.
02/15/2043	5.250%	1,995,000	2,042,872
05/15/2047	4.375%	9,098,000	8,298,295
Sempra Energy
06/15/2024	3.550%	6,059,000	5,849,880
06/15/2027	3.250%	10,850,000	9,955,927
Total			27,959,121
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	1,154,000	971,201
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	1,028,000	919,746

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
09/15/2021	4.625%	318,000	295,367
01/15/2023	5.500%	1,657,000	1,457,814
02/01/2025	5.750%	4,329,000	3,507,910
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	902,802
SESI LLC
12/15/2021	7.125%	2,076,000	1,961,814
09/15/2024	7.750%	3,190,000	2,853,879
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,847,000	1,801,172
Weatherford International LLC(a)
03/01/2025	9.875%	355,000	235,187
Weatherford International Ltd.
06/15/2021	7.750%	1,526,000	1,254,613
02/15/2024	9.875%	985,000	657,211
Total			16,818,716
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,148,000	2,955,358
WeWork Companies, Inc.(a)
05/01/2025	7.875%	1,090,000	1,020,240
Total			3,975,598
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,037,089
03/15/2027	5.375%	3,003,000	2,944,394
Total			3,981,483
Packaging 0.7%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,115,082
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	2,355,000	2,380,766
02/15/2025	6.000%	5,086,000	4,733,327
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	3,987,977
BWAY Holding Co.(a)
04/15/2024	5.500%	1,316,000	1,258,846
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,435,000	1,350,820
Multi-Color Corp.(a)
11/01/2025	4.875%	2,268,000	2,035,609
Novolex (a)
01/15/2025	6.875%	654,000	604,109
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,527,438
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	5,957,796
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,241,564
07/15/2024	7.000%	3,073,000	3,073,559
Total			30,266,893
Pharmaceuticals 0.8%
Allergan Funding SCS
03/15/2035	4.550%	5,330,000	4,940,089
Amgen, Inc.
06/15/2051	4.663%	7,245,000	6,669,624
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	3,178,000	3,174,046
05/15/2023	5.875%	5,582,000	5,440,519
03/15/2024	7.000%	881,000	921,001
11/01/2025	5.500%	1,973,000	1,939,950
04/01/2026	9.250%	3,605,000	3,842,800
01/31/2027	8.500%	649,000	671,831
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	1,749,000	1,658,713
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,774,000	2,745,467
Total			32,004,040
Property & Casualty 0.3%
HUB International Ltd.(a)
05/01/2026	7.000%	2,096,000	1,995,260
Loews Corp.
04/01/2026	3.750%	9,733,000	9,514,611
Total			11,509,871
Railroads 0.2%
CSX Corp.
03/01/2048	4.300%	7,380,000	6,832,426
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	5,277,000	4,959,161
IRB Holding Corp.(a)
02/15/2026	6.750%	1,677,000	1,553,061
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,466,348
McDonald’s Corp.
12/09/2045	4.875%	5,840,000	5,797,461
Total			13,776,031

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
Golden Legacy Pte. Ltd.(a)
06/07/2021	8.250%	5,000,000	5,102,135
L Brands, Inc.
11/01/2035	6.875%	1,375,000	1,166,437
Party City Holdings, Inc.(a)
08/15/2023	6.125%	238,000	238,597
08/01/2026	6.625%	717,000	691,787
Penske Automotive Group, Inc.
12/01/2024	5.375%	619,000	585,567
05/15/2026	5.500%	1,071,000	993,832
Total			8,778,355
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	825,000	745,333
Kroger Co. (The)
02/01/2047	4.450%	10,613,000	9,197,597
01/15/2048	4.650%	8,470,000	7,529,305
Total			17,472,235
Supranational 0.0%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,264,184
Technology 2.0%
Ascend Learning LLC(a)
08/01/2025	6.875%	913,000	885,366
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,870,000	14,292,538
Camelot Finance SA(a)
10/15/2024	7.875%	2,758,000	2,720,453
CDK Global, Inc.
06/01/2027	4.875%	2,424,000	2,277,993
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,687,000	1,564,881
03/15/2027	5.000%	1,028,000	846,172
Equinix, Inc.
01/15/2026	5.875%	5,673,000	5,745,790
05/15/2027	5.375%	3,849,000	3,778,914
First Data Corp.(a)
12/01/2023	7.000%	6,969,000	7,212,915
01/15/2024	5.750%	3,385,000	3,397,819
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,327,705
Informatica LLC(a)
07/15/2023	7.125%	1,524,000	1,530,884
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.
08/15/2024	5.750%	3,307,000	3,152,229
Iron Mountain, Inc.(a)
03/15/2028	5.250%	740,000	668,954
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,590,253
NCR Corp.
07/15/2022	5.000%	347,000	333,144
12/15/2023	6.375%	2,797,000	2,760,659
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,464,972
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	4,530,000	4,266,331
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	5,055,000	4,996,241
11/15/2026	8.250%	3,468,000	3,298,103
Symantec Corp.(a)
04/15/2025	5.000%	3,050,000	2,950,884
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,140,000	2,022,595
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,741,342
04/01/2025	5.250%	2,495,000	2,520,941
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,598,000	1,536,691
Total			82,884,769
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	1,295,000	1,275,320
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,671,000	2,384,890
FedEx Corp.
04/01/2046	4.550%	16,560,000	15,063,672
Hertz Corp. (The)(a)
06/01/2022	7.625%	3,423,000	3,367,934
Total			22,091,816
Wireless 1.3%
Altice France SA(a)
05/01/2026	7.375%	11,254,000	10,806,991
02/01/2027	8.125%	1,705,000	1,674,920
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,391,702
Sprint Capital Corp.
11/15/2028	6.875%	5,500,000	5,312,159
Sprint Communications, Inc.(a)
03/01/2020	7.000%	6,100,000	6,310,816

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
02/15/2025	7.625%	3,939,000	4,064,875
03/01/2026	7.625%	2,280,000	2,335,347
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	7,774,000	8,069,995
02/01/2026	4.500%	1,047,000	981,352
02/01/2028	4.750%	3,299,000	3,048,662
Wind Tre SpA(a)
01/20/2026	5.000%	5,730,000	4,774,780
Total			54,771,599
Wirelines 1.2%
AT&T, Inc.
06/15/2045	4.350%	18,935,000	15,436,437
CenturyLink, Inc.
03/15/2022	5.800%	4,385,000	4,358,646
04/01/2024	7.500%	5,071,000	5,199,966
Frontier Communications Corp.
01/15/2023	7.125%	2,965,000	1,910,323
09/15/2025	11.000%	1,001,000	707,453
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	4,850,000	4,899,843
Telecom Italia Capital SA
09/30/2034	6.000%	3,398,000	2,913,139
Verizon Communications, Inc.
03/15/2055	4.672%	8,620,000	7,711,840
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	6,070,000	5,795,672
Total			48,933,319
Total Corporate Bonds & Notes (Cost $1,861,626,596)			1,768,030,261

Foreign Government Obligations(i),(l) 13.1%

Argentina 1.7%
Argentine Republic Government International Bond
04/22/2019	6.250%	19,250,000	19,404,019
01/11/2023	4.625%	2,300,000	1,918,037
04/22/2026	7.500%	14,643,000	12,430,589
01/26/2027	6.875%	4,378,000	3,532,578
01/11/2028	5.875%	9,400,000	7,045,469
07/06/2036	7.125%	6,900,000	5,129,377
04/22/2046	7.625%	1,100,000	838,958
01/11/2048	6.875%	5,100,000	3,676,799
Argentine Republic Government International Bond(j)
12/31/2033	8.280%	1,682,446	1,413,863
Provincia de Buenos Aires(a)
06/15/2027	7.875%	4,900,000	3,781,408
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(a)
06/10/2021	7.125%		9,700,000	8,875,413
09/01/2024	7.450%		1,362,000	1,131,298
08/01/2027	7.125%		3,500,000	2,701,724
Total				71,879,532
Belarus 0.3%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,211,449
06/29/2027	7.625%		5,100,000	5,140,907
02/28/2030	6.200%		4,400,000	3,962,490
Total				11,314,846
Brazil 0.9%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		800,000	776,505
Brazil Notas do Tesouro Nacional Serie F
01/01/2027	10.000%	BRL	45,000,000	12,271,002
Brazilian Government International Bond
01/07/2041	5.625%		5,800,000	5,351,353
Petrobras Global Finance BV
01/27/2025	5.299%		10,833,000	10,237,044
01/17/2027	7.375%		3,100,000	3,204,991
01/27/2028	5.999%		5,963,000	5,611,463
Total				37,452,358
Canada 0.4%
City of Toronto
06/07/2027	2.400%	CAD	24,000,000	17,055,200
China 0.8%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		9,100,000	9,002,539
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		8,400,000	7,926,215
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	15,972,950
Total				32,901,704
Colombia 0.1%
Ecopetrol SA
06/26/2026	5.375%		3,000,000	2,970,402
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		8,500,000	9,100,619
Dominican Republic 1.1%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,170,988

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic International Bond(a)
02/22/2019	12.000%	DOP	31,000,000	618,485
01/08/2021	14.000%	DOP	44,440,000	938,846
03/04/2022	10.375%	DOP	397,000,000	7,951,103
02/10/2023	14.500%	DOP	25,000,000	553,712
02/15/2023	8.900%	DOP	42,000,000	812,575
01/27/2025	5.500%		3,508,000	3,430,126
01/25/2027	5.950%		6,775,000	6,641,153
07/19/2028	6.000%		5,500,000	5,374,314
04/30/2044	7.450%		7,900,000	8,010,845
01/27/2045	6.850%		4,881,000	4,665,885
Total				47,168,032
Ecuador 0.3%
Ecuador Government International Bond(a)
12/13/2026	9.650%		10,400,000	9,686,258
Petroamazonas EP(a)
11/06/2020	4.625%		1,200,000	1,122,582
Total				10,808,840
Egypt 0.4%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,165,590
01/31/2027	7.500%		3,900,000	3,759,963
02/21/2028	6.588%		3,850,000	3,463,156
01/31/2047	8.500%		5,700,000	5,220,464
02/21/2048	7.903%		2,800,000	2,444,851
Total				17,054,024
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/2027	6.375%		5,218,000	4,745,087
02/28/2029	8.625%		5,200,000	5,338,450
06/15/2035	7.650%		490,000	457,385
Total				10,540,922
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,468,000	3,634,037
01/19/2027	6.250%		10,905,000	10,673,476
Total				14,307,513
Indonesia 0.5%
Indonesia Asahan Aluminium Persero PT(a)
11/15/2028	6.530%		1,700,000	1,756,046
Indonesia Government International Bond(a)
04/25/2022	3.750%		1,200,000	1,182,094
Pertamina Persero PT(a)
11/07/2048	6.500%		3,400,000	3,475,432
Perusahaan Listrik Negara PT(a)
05/21/2028	5.450%		4,900,000	4,870,330
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
05/30/2044	6.450%		10,600,000	10,804,591
Total				22,088,493
Ivory Coast 0.6%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		700,000	642,379
03/03/2028	6.375%		12,700,000	11,434,293
03/22/2030	5.250%	EUR	3,300,000	3,326,910
06/15/2033	6.125%		3,847,000	3,213,084
03/22/2048	6.625%	EUR	3,900,000	3,822,226
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%		863,950	764,312
Total				23,203,204
Jamaica 0.0%
Jamaica Government International Bond
04/28/2028	6.750%		1,950,000	2,078,499
Kazakhstan 0.5%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		3,500,000	4,014,895
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%		2,200,000	2,145,128
04/24/2030	5.375%		14,600,000	13,939,788
Total				20,099,811
Mexico 1.4%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,338
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	6,061,963
01/23/2046	4.600%		1,800,000	1,551,443
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	838,010
09/12/2024	7.190%	MXN	3,800,000	147,420
Petroleos Mexicanos
01/30/2023	3.500%		750,000	675,983
09/21/2023	4.625%		948,000	881,341
01/23/2026	4.500%		900,000	771,347
08/04/2026	6.875%		3,000,000	2,881,722
11/12/2026	7.470%	MXN	23,700,000	862,967
03/13/2027	6.500%		37,302,000	34,887,665
06/15/2035	6.625%		870,000	755,319
06/02/2041	6.500%		2,500,000	2,066,405
01/23/2045	6.375%		4,000,000	3,218,228
09/21/2047	6.750%		5,100,000	4,223,820
Total				59,825,971

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.2%
OCP SA(a)
04/25/2024	5.625%	6,900,000	6,931,423
Nigeria 0.5%
Nigeria Government International Bond(a)
11/21/2025	7.625%	1,500,000	1,445,654
11/28/2027	6.500%	1,263,000	1,101,341
01/21/2031	8.747%	4,100,000	3,959,993
02/16/2032	7.875%	14,300,000	12,848,521
Total			19,355,509
Oman 0.6%
Oman Government International Bond(a)
01/17/2028	5.625%	20,000,000	18,528,680
01/17/2048	6.750%	3,000,000	2,622,657
Oman Sovereign Sukuk SAOC(a)
10/31/2025	5.932%	3,700,000	3,665,346
Total			24,816,683
Pakistan 0.0%
Pakistan Government International Bond(a)
03/31/2036	7.875%	2,000,000	1,782,570
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%	2,000,000	1,946,538
08/11/2044	6.100%	4,939,000	4,949,372
Total			6,895,910
Peru 0.0%
Peruvian Government International Bond
11/21/2033	8.750%	1,508,000	2,172,734
Russian Federation 0.2%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.376%	3,800,000	3,712,399
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,000,000	1,869,490
08/16/2037	7.288%	300,000	325,775
Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%	4,000,000	4,033,836
Total			9,941,500
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%	2,905,000	2,789,639
05/23/2033	6.250%	6,800,000	5,757,295
Total			8,546,934
Foreign Government Obligations(i),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Serbia 0.2%
Serbia International Bond(a)
09/28/2021	7.250%		6,000,000	6,434,364
South Africa 0.5%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%		3,565,000	3,361,948
Republic of South Africa Government Bond
02/28/2035	8.875%	ZAR	120,000,000	8,065,948
01/31/2037	8.500%	ZAR	106,000,000	6,813,241
Republic of South Africa Government International Bond
06/22/2030	5.875%		1,800,000	1,702,172
Transnet SOC Ltd.(a)
07/26/2022	4.000%		1,735,000	1,619,289
Total				21,562,598
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%		1,500,000	1,339,480
07/18/2026	6.825%		1,685,000	1,500,417
05/11/2027	6.200%		3,983,000	3,357,040
04/18/2028	6.750%		6,700,000	5,806,943
Total				12,003,880
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		4,000,000	3,880,316
Ukraine 0.4%
Ukraine Government International Bond(a)
02/01/2024	8.994%		2,400,000	2,265,329
09/01/2024	7.750%		2,200,000	1,963,883
09/25/2032	7.375%		11,900,000	9,625,160
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%		3,000,000	2,935,317
Total				16,789,689
Total Foreign Government Obligations (Cost $593,203,672)				550,964,080

Inflation-Indexed Bonds(i) 0.1%

Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	3,159,720	906,630

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Inflation-Indexed Bonds(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	111,018,060	4,964,064
Total Inflation-Indexed Bonds (Cost $8,695,403)				5,870,694

Residential Mortgage-Backed Securities - Agency 15.2%

Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		9,209,684	1,984,279
CMO Series 4098 Class AI
05/15/2039	3.500%		7,239,730	736,747
CMO Series 4120 Class AI
11/15/2039	3.500%		6,501,610	716,857
CMO Series 4121 Class IA
01/15/2041	3.500%		6,816,837	870,573
CMO Series 4147 Class CI
01/15/2041	3.500%		15,427,958	2,234,098
CMO Series 4213 Class DI
06/15/2038	3.500%		11,008,591	1,052,224
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.644%		8,183,234	1,413,542
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	3.644%		26,251,513	3,904,081
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	3.894%		8,999,518	836,284
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	3.694%		2,853,425	425,082
Federal Home Loan Mortgage Corp.(g),(m)
CMO Series 4515 Class SA
08/15/2038	1.527%		13,210,979	582,542
CMO Series 4620 Class AS
11/15/2042	1.374%		30,075,975	1,239,257
Federal National Mortgage Association(k)
12/18/2033	3.000%		19,000,000	18,745,457
12/13/2048	3.500%		198,000,000	194,127,061
12/13/2048	4.000%		124,000,000	124,684,319
12/13/2048	5.000%		120,000,000	125,535,936
Federal National Mortgage Association
05/01/2041	4.000%		2,933,284	2,939,357
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	8,985,189	1
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	10,358,153	1,489,637
CMO Series 2012-121 Class GI
08/25/2039	3.500%	7,261,622	947,694
CMO Series 2012-129 Class IC
01/25/2041	3.500%	7,538,957	1,208,434
CMO Series 2012-131 Class MI
01/25/2040	3.500%	10,836,445	1,616,732
CMO Series 2012-133 Class EI
07/25/2031	3.500%	4,006,926	440,489
CMO Series 2012-139 Class IL
04/25/2040	3.500%	5,530,012	774,524
CMO Series 2012-96 Class CI
04/25/2039	3.500%	6,802,775	664,780
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,853,950	1,028,103
CMO Series 2013-6 Class MI
02/25/2040	3.500%	7,137,094	989,195
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.585%	16,820,819	2,811,042
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	3.835%	27,301,917	4,343,334
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	3.685%	24,170,462	3,940,924
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.685%	20,071,495	3,468,503
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.685%	55,398,178	9,516,382
CMO Series 2017-47 Class SE
1-month USD LIBOR + 6.100% 06/25/2047	3.785%	18,481,648	3,226,918

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
1-month USD LIBOR + 6.150% 07/25/2047	3.835%	60,502,319	10,353,235
CMO Series 2018-76 Class SN
1-month USD LIBOR + 6.150% 10/25/2048	3.835%	20,684,609	4,089,444
Government National Mortgage Association(k)
12/19/2048	3.000%	32,000,000	30,800,624
12/19/2048	4.500%	30,000,000	30,943,407
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	17,306,575	2,120,017
Government National Mortgage Association(b),(m)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	3.899%	11,203,403	2,054,378
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	3.779%	16,501,896	3,050,357
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	3.799%	8,352,925	1,531,958
CMO Series 2016-20 Class SQ
1-month USD LIBOR + 6.100% 02/20/2046	3.799%	27,498,310	4,016,213
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	3.779%	35,827,654	6,879,465
CMO Series 2017-129 Class SA
1-month USD LIBOR + 6.200% 08/20/2047	3.899%	24,739,246	4,067,686
CMO Series 2017-130 Class SG
1-month USD LIBOR + 6.200% 08/20/2047	3.899%	20,376,017	2,959,841
CMO Series 2017-133 Class SM
1-month USD LIBOR + 6.250% 09/20/2047	3.949%	29,369,185	4,214,836
CMO Series 2018-125 Class SU
1-month USD LIBOR + 6.200% 09/20/2048	3.899%	46,911,887	8,225,178
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 Class SP
1-month USD LIBOR + 6.200% 05/20/2048	3.899%	23,201,694	3,992,283
Total Residential Mortgage-Backed Securities - Agency (Cost $651,885,503)			637,793,310

Residential Mortgage-Backed Securities - Non-Agency 16.2%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	8,426,338	8,429,839
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	4,360,743	4,359,090
CMO Series 2016-1 Class A2
07/25/2046	5.000%	940,100	935,246
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,419,153
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	19,404,160	19,371,814
Banc of America Funding Trust(a),(c),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,364,019
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	7,987,561	7,968,911
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN1 Class A1
01/28/2033	3.278%	1,656,440	1,652,606
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	1,628,592	1,625,199
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	12,638,492	12,642,295
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	8,286,899	8,268,634
Bayview Opportunity Master Fund Trust IIb(a)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	3,399,464	3,391,750
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	43,612	43,526
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,467,538	1,439,193

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.915%	10,400,000	10,492,119
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.065%	13,500,000	13,505,443
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	30,429,946	29,218,375
CMO Series 2017-8 Class A1
12/25/2065	3.000%	11,804,059	11,557,562
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% 09/25/2058	3.425%	9,589,828	9,500,486
Citigroup Mortgage Loan Trust(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,136,141
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-4 Class 9A2
03/25/2036	4.368%	1,400,399	1,330,230
CMO Series 2010-6 Class 2A2
09/25/2035	4.231%	1,143,314	1,166,488
CMO Series 2013-11 Class 3A3
09/25/2034	4.248%	3,961,520	3,955,498
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	3,103,898	3,083,637
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	1,680,974	1,673,542
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,955,258
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.892%	1,754,747	1,737,516
CMO Series 2011-5R Class 3A1
09/27/2047	4.118%	409,411	405,985
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	2,466,740	2,440,254
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	1,659,678	1,642,371
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,212,163	5,184,629
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	19,770,053	19,717,767
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	5,818,002	5,475,488
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	621,441	607,743
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	5,934,066	5,900,198
CMO Series 2018-1 Class A1
06/25/2048	3.844%	10,936,458	10,871,998
CMO Series 2018-2 Class A1
06/26/2023	4.090%	18,590,243	18,546,429
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,811,282	18,411,192
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	8,700,000	8,613,000
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	19,157,410	18,969,014
Mill City Mortgage Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.804%	5,000,000	5,041,194
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	25,814,491	25,700,843
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	10,830,422	10,813,056
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	14,676,483	14,594,016
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	7,591,371	7,514,923
Series 2018-PLS1 Class D
01/25/2023	4.374%	15,182,742	15,055,985
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	10,264,096	10,195,174
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	13,959,170	13,866,017

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	7,486,052	7,313,458
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	17,248,502	17,024,371
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.565%	6,219,615	6,240,588
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	5.165%	35,000,000	35,076,836
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.965%	25,000,000	25,068,895
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	18,935,979	18,836,309
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	19,431,566	19,259,776
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2017-NPL4 Class A1
08/27/2032	3.250%	16,341,407	16,150,193
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	20,297,196	20,081,938
PRPM LLC(a),(g)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	20,732,928	20,707,381
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.468%	7,323,213	7,423,995
RCO Mortgage LLC(a),(g)
CMO Series 2017-1 Class A1
08/25/2022	3.375%	7,187,902	7,140,632
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	10,330,534	10,305,256
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	12,867,110	12,867,080
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	6,616,898	6,606,968
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	17,560,167	17,560,179
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	15,514,061	15,495,459
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	10,939,301	10,808,854
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $683,857,055)			680,759,014

Senior Loans 5.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters US Finance LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 04/09/2020	5.886%	951,561	866,396
Engility Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 08/14/2023	5.095%	895,503	895,019
Transdigm, Inc.(b),(n)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.845%	599,478	583,520
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.845%	975,097	949,501
Wesco Aircraft Hardware Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 02/28/2021	4.850%	1,000,000	979,170
Total			4,273,606
Airlines 0.0%
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.318%	969,697	958,788

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	4.095%	997,468	988,122
Total			1,946,910
Automotive 0.1%
Dayco Products LLC/Mark IV Industries, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.957%	759,092	755,297
DexKo Global Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/24/2024	5.845%	992,513	983,004
Horizon Global Corp.(b),(n)
Term Loan
3-month USD LIBOR + 6.000% 06/30/2021	8.345%	158,828	146,817
Navistar, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	5.820%	692,256	686,774
Total			2,571,892
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 04/04/2024	5.095%	696,465	688,629
Greenhill & Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/12/2022	6.206%	1,395,625	1,393,881
Total			2,082,510
Building Materials 0.1%
Covia Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 06/01/2025	6.136%	498,750	398,067
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ply Gem Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.175%	598,500	585,034
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.095%	755,651	739,322
SRS Distribution, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.595%	498,750	479,423
US Silica Co.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/01/2025	6.375%	945,250	838,437
Total			3,040,283
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.350%	692,256	684,385
Cogeco Communications (U.S.A.) II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.720%	671,625	659,220
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/25/2026	4.807%	522,375	514,075
Telesat Canada(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 11/17/2023	4.890%	962,038	939,988
Virgin Media Bristol LLC(b),(n)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.807%	1,175,000	1,159,208
Total			3,956,876

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.4%
Alpha 3 BV/Atotech(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	5.386%	637,162	633,708
Aruba Investments, Inc./ANGUS Chemical Co.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 02/02/2022	5.595%	979,747	974,848
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.136%	680,263	668,358
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.100%	759,456	749,333
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.487%	163,745	151,464
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.487%	990,523	916,233
HII Holding Corp./Houghton International(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 12/21/2020	10.845%	850,000	847,875
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	4.345%	766,694	751,122
Invictus U.S. Newco LLC/SK Invictus Intermediate II SARL(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	9.245%	425,000	423,406
Kraton Polymers LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.845%	582,089	578,090
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MacDermid, Inc./Platform Specialty Products Corp.(b),(n),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 2.250% 06/07/2023	5.345%	750,000	749,063
MacDermid, Inc./Platform Specialty Products Corp.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	5.345%	853,986	853,525
Nexeo Solutions LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	5.792%	894,399	893,845
OCI Partners LP(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.386%	995,000	997,488
PQ Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.027%	674,350	665,077
Ravago Holdings America, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.100%	290,214	288,037
Schenectady International Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	7.186%	700,000	687,750
Solenis Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 12/26/2023	6.706%	723,187	714,603
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.549%	1,000,000	985,000
Trinseo Materials Operating SCA(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	4.345%	540,759	530,285

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tronox Blocked Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.345%	202,539	200,044
Tronox Finance LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.345%	467,398	461,640
Univar U.S.A., Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.595%	607,872	595,411
Vantage Specialty Chemicals, Inc.(b),(n),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/28/2024	10.777%	500,000	491,565
Vantage Specialty Chemicals, Inc.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/27/2025	10.777%	600,000	600,000
Total			16,407,770
Construction Machinery 0.1%
Altra Industrial Motion Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	4.345%	750,000	740,625
Clarke Equipment Co./Doosan Bobcat, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.382%	779,135	765,742
Douglas Dynamics LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/31/2021	5.350%	264,895	263,901
DXP Enterprises, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 08/29/2023	7.095%	792,000	796,950
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/27/2020	6.886%	915,657	848,512
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.095%	500,000	499,065
Vertiv Group Corp.(b),(c),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/30/2023	6.707%	927,155	897,023
Total			4,811,818
Consumer Cyclical Services 0.1%
DTZ U.S. Borrower LLC/Cushman & Wakefield(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.595%	625,000	615,038
Staples, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.541%	763,509	750,308
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.807%	1,263,365	1,243,227
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/25/2024	6.095%	448,867	441,011
Web.com Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.170%	500,000	494,375
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	10.170%	940,476	931,071
West Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/10/2024	6.526%	911,430	874,973
Total			5,350,003

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	5.815%	1,171,519	1,032,893
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.318%	2,868,477	2,135,237
SIWF Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.553%	548,625	539,710
Steinway Musical Instruments, Inc.(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/14/2025	6.060%	1,492,500	1,481,306
Weight Watchers International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 11/29/2024	7.150%	589,223	589,594
Total			5,778,740
Diversified Manufacturing 0.2%
Accudyne Industries Borrower SCA/LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 08/18/2024	5.345%	894,394	880,236
Allnex & Cy SCA(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.955%	538,609	536,255
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 09/13/2023	5.955%	404,769	403,000
Apergy Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	4.875%	547,289	536,343
Apex Tool Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 02/01/2022	6.095%	781,162	756,946
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bright Bidco BV/Lumileds LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/30/2024	5.873%	1,209,733	1,155,295
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 08/01/2025	6.095%	225,000	224,226
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 08/03/2026	9.095%	500,000	503,125
EWT Holdings III Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 12/20/2024	5.345%	940,092	930,692
Gardner Denver, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.095%	573,427	569,723
Gates Global LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/01/2024	5.095%	723,776	710,929
Zekelman Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 06/14/2021	4.623%	977,588	967,812
Total			8,174,582
Electric 0.2%
AES Corp. (The)(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.456%	615,656	612,578
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	6.350%	744,650	737,204
Calpine Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 01/15/2024	4.890%	1,034,286	1,013,745

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/02/2023	6.095%	966,097	957,044
Edgewater Generation(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/07/2025	6.309%	750,000	750,000
Frontera Generation Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/02/2025	6.564%	822,938	816,766
LMBE-MC Holdco II LLC(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/14/2025	6.629%	750,000	746,250
MRP Generation Holdings LLC(b),(c),(n)
Term Loan
3-month USD LIBOR + 7.000% 10/18/2022	9.386%	989,746	960,054
Nautilus Power LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 05/16/2024	6.595%	746,751	748,849
Vistra Operations Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.345%	380,017	374,317
3-month USD LIBOR + 2.250% 12/14/2023	4.595%	1,277,250	1,262,089
WG Partners Acquisition LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	5.886%	639,607	627,614
Total			9,606,510
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 11/10/2023	4.475%	1,036,494	1,025,093
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EnergySolutions LLC/Envirocare of Utah LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 05/09/2025	6.136%	798,000	774,060
GFL Environmental, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/30/2025	5.386%	1,000,000	971,880
NRC US Holding Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.250% 06/11/2024	7.641%	997,500	995,006
Total			3,766,039
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	4.301%	1,496,250	1,480,659
FinCo I LLC/Fortress Investment Group(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	4.345%	771,800	763,603
Total			2,244,262
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.049%	911,362	909,840
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.049%	1,686,397	1,692,721
Dole Food Co., Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 04/06/2024	5.088%	629,688	618,511
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	6.032%	498,750	485,034

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hostess Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/03/2022	4.702%	391,067	380,681
JBS U.S.A. Lux SA(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	4.844%	880,266	867,616
United Natural Foods, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.595%	800,000	729,000
US Foods, Inc./US Foodservice, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/27/2023	4.345%	709,488	700,506
WEI Sales LLC/Wells Enterprises, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	5.095%	671,625	670,786
Total			7,054,695
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	5.938%	568,048	560,947
Gaming 0.3%
Affinity Gaming(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.595%	1,525,000	1,479,250
Aristocrat Leisure Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.219%	675,954	664,463
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.095%	568,194	557,642
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	6.345%	1,064,250	1,057,598
CCM Merger, Inc./MotorCity Casino Hotel(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 08/06/2021	4.595%	237,288	236,220
CityCenter Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/18/2024	4.595%	713,935	700,549
Gateway Casinos & Entertainment Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.386%	548,625	544,280
Golden Nugget, Inc./Landry’s, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2023	5.231%	658,366	647,339
Las Vegas Sands LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.095%	972,518	956,617
Mohegan Tribal Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 10/13/2023	6.345%	1,005,079	913,788
Penn National Gaming, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 10/15/2025	4.581%	775,000	767,576
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	5.216%	1,607,852	1,563,346
Seminole Tribe of Florida(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 07/08/2024	4.095%	569,250	566,000

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	5.886%	1,197,000	1,191,446
Wynn Resorts Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 10/30/2024	4.600%	750,000	732,660
Yonkers Racing Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/31/2024	5.600%	1,161,865	1,156,788
Total			13,735,562
Health Care 0.4%
Air Methods Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 04/22/2024	5.886%	663,822	564,109
Avantor, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 11/21/2024	6.072%	620,313	619,277
Change Healthcare Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	5.095%	1,230,375	1,214,552
CHS/Community Health Systems, Inc.(b),(n)
Tranche H Term Loan
3-month USD LIBOR + 3.250% 01/27/2021	5.957%	320,651	312,680
Diplomat Pharmacy, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 12/20/2024	6.850%	807,500	805,481
Envision Healthcare Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.095%	1,175,000	1,127,788
Gentiva Health Services, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.125%	781,900	779,946
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
HC Group Holdings III, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/07/2022	6.095%	979,747	978,522
HCA, Inc.(b),(n)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	4.345%	745,003	742,209
Iqvia, Inc./Quintiles IMS(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	4.136%	498,750	492,830
MPH Acquisition Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/07/2023	5.136%	364,409	357,198
National Mentor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 01/31/2021	5.386%	969,543	965,306
Onex Carestream Finance LP(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/07/2019	6.345%	818,130	799,722
Ortho-Clinical Diagnostics, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.576%	1,095,242	1,066,831
Owens & Minor, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	6.799%	1,022,437	828,174
PharMerica Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/06/2024	5.807%	472,625	469,227
Regionalcare Hospital Partners Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	7.129%	1,000,000	982,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	4.811%	334,577	331,232
Sterigenics-Nordion Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/15/2022	5.345%	1,100,010	1,087,910
Team Health Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	5.095%	492,500	458,641
Total			14,983,825
Leisure 0.2%
24 Hour Fitness Worldwide, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 05/30/2025	5.845%	947,625	939,333
ClubCorp Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	5.136%	865,793	835,057
Crown Finance US, Inc./Cineworld Group PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.845%	1,194,000	1,170,789
Formula One Management Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 02/01/2024	4.845%	1,098,574	1,059,850
Life Time Fitness, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 06/10/2022	5.456%	609,791	599,577
Metro-Goldwyn-Mayer, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	4.850%	725,000	717,750
2nd Lien Term Loan
3-month USD LIBOR + 4.500% 07/03/2026	6.850%	550,000	541,750
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/08/2025	4.850%	625,000	619,925
UFC Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	5.600%	580,500	578,567
William Morris Endeavor Entertainment, LLC/IMG Worldwide Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	5.280%	733,234	718,796
Total			7,781,394
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.065%	973,074	962,934
Marriott Ownership Resorts, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 08/29/2025	4.595%	450,000	448,034
RHP Hotel Properties LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	4.440%	591,000	585,338
Total			1,996,306
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 06/07/2023	6.556%	413,801	368,875
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 05/13/2022	6.850%	716,331	691,259
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.095%	690,274	684,234

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	5.095%	664,509	649,558
Getty Images, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	5.845%	887,646	879,044
Gray Television, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.500% 11/02/2025		1,000,000	990,420
Hubbard Radio LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.350%	710,739	705,408
iHeartCommunications, Inc.(n),(p)
Tranche D Term Loan
01/30/2019	0.000%	1,128,407	801,327
Ion Media Networks, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 12/18/2020	5.100%	310,709	309,155
Learfield Communications LLC(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.600%	1,189,037	1,184,578
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.595%	796,000	784,808
Meredith Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.095%	697,750	693,640
Nexstar Broadcasting, Inc.(b),(n)
Tranche B2 Term Loan
01/17/2024	4.565%	—	—
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.565%	723,555	714,692
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/VNU, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	4.315%	710,554	698,710
Radio One, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 04/18/2023	6.350%	1,428,250	1,399,685
Tribune Media Co.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 12/27/2020	5.345%	60,422	60,309
Tranche C Term Loan
3-month USD LIBOR + 3.000% 01/26/2024	5.345%	836,734	832,902
UFC Holdings LLC(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.845%	678,000	676,305
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	5.095%	1,019,299	948,499
Total			14,073,408
Midstream 0.0%
Energy Transfer Equity LP(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	4.345%	170,841	169,881
Southcross Energy Partners LP(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 08/04/2021	6.636%	498,766	445,772
Total			615,653
Oil Field Services 0.1%
Fieldwood Energy LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.595%	275,952	270,433

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.595%	372,536	339,008
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	5.345%	1,063,197	1,055,223
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 09/27/2024	6.600%	725,000	720,773
Total			2,385,437
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 4.500% 11/07/2025	7.118%	750,000	740,625
Lifescan Global Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.396%	1,325,000	1,269,244
VICI Properties 1 LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	4.306%	811,364	797,294
Total			2,807,163
Other Industry 0.1%
Filtration Group Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.345%	895,500	887,888
Harland Clarke Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	7.136%	1,263,386	1,160,508
Hillman Group, Inc. (The)(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.345%	673,312	649,329
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Interior Logic Group Holdings IV LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.391%	850,000	845,223
Lightstone Holdco LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	6.095%	1,354,085	1,310,646
Tranche C Term Loan
3-month USD LIBOR + 3.750% 01/30/2024	6.095%	72,727	70,394
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.345%	645,503	605,069
Total			5,529,057
Packaging 0.3%
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 12/07/2023	5.084%	827,722	715,293
Berry Global, Inc.(b),(n)
Tranche R Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	4.318%	1,211,949	1,197,806
BWAY Holding Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	5.658%	809,700	786,275
Consolidated Container Co., LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.095%	445,509	440,220
Flex Acquisition Co., Inc./Novolex(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 12/29/2023	5.299%	1,249,641	1,223,973
Packaging Coordinators Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.390%	699,875	696,376

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	4.850%	735,019	726,294
Pregis Holding I Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/20/2021	5.886%	1,009,808	982,038
Printpack Holdings, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/26/2023	5.375%	756,419	729,944
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.984%	881,112	866,521
2nd Lien Term Loan
3-month USD LIBOR + 8.500% 11/18/2024	11.145%	700,000	700,441
Ranpak Corp.(b),(c),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/01/2021	5.595%	802,045	798,035
Reynolds Group Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 02/05/2023	5.095%	504,936	498,246
Spectrum Holdings III Corp.(b),(c),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 01/31/2026	9.345%	425,000	416,500
Tricorbraun Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.136%	401,932	400,123
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2023	6.103%	40,500	40,318
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Trident TPI Holdings, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 10/17/2024	5.595%	714,575	701,627
Twist Beauty International Holdings S.A.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/22/2024	5.634%	595,753	586,817
Total			12,506,847
Paper 0.0%
Caraustar Industries, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.500% 03/14/2022	7.886%	861,875	859,539
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.314%	649,255	642,042
Bausch Health Companies, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 2.750% 06/02/2025	5.314%	225,000	221,400
Endo Finance Co. I SARL(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	6.625%	715,938	711,764
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.475%	732,516	726,106
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2022	4.845%	1,257,750	1,236,444
Mallinckrodt International Finance SA(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 02/24/2025	5.618%	695,253	668,312

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RPI Finance Trust(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.386%	670,469	663,764
Total			4,869,832
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 05/09/2025	5.057%	577,481	566,491
Asurion LLC(b),(n)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.845%	1,475,000	1,502,037
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.345%	251,552	249,036
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.345%	408,219	403,712
Hub International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.490%	648,375	636,218
Sedgwick CMS Holdings, Inc.(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 11/06/2025		1,000,000	988,750
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.386%	767,250	747,110
Total			5,093,354
Restaurants 0.1%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.568%	447,750	442,619
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/05/2025	5.568%	175,000	172,995
KFC Holding Co./Yum! Brands(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.053%	661,901	655,487
New Red Finance, Inc./Burger King/Tim Hortons(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	4.595%	963,363	943,373
P.F. Chang’s China Bistro, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 09/01/2022	7.671%	1,014,750	994,455
Total			3,208,929
Retailers 0.2%
Academy Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	6.304%	983,667	715,775
AI Aqua Merger Sub, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.595%	346,500	341,303
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 12/13/2023	5.595%	639,747	632,153
Bass Pro Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 09/25/2024	7.345%	990,000	977,011
Belk, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 12/12/2022	7.365%	536,100	427,207
BJ’s Wholesale Club, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 02/03/2024	5.318%	848,388	842,730

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Coat Factory Warehouse Corp.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 11/17/2024	4.310%	721,424	717,816
David’s Bridal, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 6.000% 10/11/2019	10.250%	1,392,431	849,383
Harbor Freight Tools U.S.A., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 08/18/2023	4.845%	929,828	898,883
Hudson’s Bay Co.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 09/30/2022	5.595%	309,873	301,352
J.Crew Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.220% 03/05/2021	5.591%	1,010,319	844,566
JC Penney Corp., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 06/23/2023	6.956%	755,000	655,438
Neiman Marcus Group Ltd., LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 10/25/2020	5.568%	979,895	847,884
PetSmart, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	5.320%	726,193	605,877
Unifrax Corp.(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/30/2025	6.186%	500,000	495,000
Total			10,152,378
Supermarkets 0.0%
Albertsons LLC(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	5.691%	652,821	639,967
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/17/2025	5.445%	653,247	638,549
Total			1,278,516
Technology 0.8%
Applied Systems, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.386%	637,889	629,916
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.345%	293,040	289,134
Avaya, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.608%	1,013,572	998,875
Boxer Parent Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 10/02/2025	6.648%	1,000,000	986,250
CDS US Intermediate Holdings, Inc.(b),(c),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 07/10/2023	10.636%	1,000,000	870,000
Celestica, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	4.447%	498,750	491,269
Corel Corp./Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 06/04/2024	7.707%	1,000,000	1,000,000
Dawn Acquisition LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/25/2025		875,000	859,688
Dell International LLC/EMC Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 09/07/2023	4.350%	899,437	887,771

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DigiCert, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/31/2024	6.345%	673,313	669,946
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 10/31/2025	10.345%	420,000	411,600
Evertec Group LLC(b),(n),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024		500,000	496,875
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.095%	1,000,000	973,040
First Data Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.315%	817,368	805,010
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.595%	586,650	579,833
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.595%	658,070	651,134
Hyland Software, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 07/01/2024	5.845%	694,193	688,410
Infor US, Inc.(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	5.136%	887,358	874,207
Informatica LLC(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.595%	829,588	824,751
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies SARL(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	6.386%	498,744	488,460
Leidos, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	4.125%	791,636	788,272
MA FinanceCo LLC/Micro Focus International PLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.595%	364,806	357,510
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.845%	153,884	150,422
Maxar Technologies Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	5.148%	990,000	939,569
McAfee LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	6.099%	1,027,857	1,024,218
McDermott International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 5.000% 05/12/2025	7.345%	671,625	643,638
Microchip Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	4.350%	926,942	916,226
Misys Ltd./Almonde/Tahoe(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.886%	682,259	658,987
Mitel US Holdings, Inc./Networks Corp.(b),(c),(n)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2023	5.076%	537,912	535,895

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oberthur Technologies Holding SAS(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	5.992%	833,484	822,024
ON Semiconductor Corp.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/31/2023	4.095%	475,599	470,249
Perspecta, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.595%	822,938	818,823
Plantronics, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.845%	1,000,000	982,500
Rackspace Hosting, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.581%	443,264	405,033
Riverbed Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/24/2022	5.600%	910,258	873,593
Sabre GLBL, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.345%	630,073	619,569
Science Applications International Corp.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.095%	1,000,000	992,500
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/30/2022	6.595%	274,707	275,051
Seattle SpinCo, Inc./Micro Focus International PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.845%	784,003	766,363
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Shutterfly, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	5.100%	473,813	468,037
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%	625,368	609,847
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.595%	238,189	232,277
Syneos Health, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/01/2024	4.345%	781,875	773,571
Tempo Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.345%	938,125	929,447
TTM Technologies, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.799%	683,242	669,577
VeriFone Systems, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	6.645%	400,000	396,168
Verint Systems, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.299%	584,766	578,918
Veritas US, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	6.855%	725,481	645,678
Verscend Holding Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.845%	325,000	324,457

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xperi Corp.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 12/01/2023	4.845%	308,750	302,770
Zebra Technologies Corp./Diamond Holdings Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/27/2021	4.095%	230,098	229,171
Total			33,676,529
Wireless 0.1%
Cellular South, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.595%	498,737	495,620
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	5.095%	985,000	924,669
Sprint Communications, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	4.875%	1,039,574	1,025,020
Switch Ltd.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.595%	567,813	562,373
Total			3,007,682
Wirelines 0.1%
CenturyLink, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.095%	322,563	313,089
Level 3 Financing, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.556%	1,250,000	1,233,600
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Southwire Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/19/2025	4.310%		997,500	990,847
Windstream Services LLC(b),(n)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% 03/29/2021	6.310%		601,442	558,054
Total				3,095,590
Total Senior Loans (Cost $229,486,844)				223,284,444

Treasury Bills(i) 1.0%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.3%
Argentina Treasury Bills
04/30/2019	(14.120%)	ARS	400,000,000	11,263,936
Egypt 0.5%
Egypt Treasury Bills
12/11/2018	18.500%	EGP	360,000,000	19,989,045
Nigeria 0.2%
Nigeria Treasury Bills
01/17/2019	5.490%	NGN	3,235,000,000	8,744,018
Total Treasury Bills (Cost $40,446,504)				39,996,999

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(q),(r)	239,275,361	239,251,434
Total Money Market Funds (Cost $239,259,393)		239,251,434
Total Investments in Securities (Cost: $4,870,577,856)		4,693,919,341
Other Assets & Liabilities, Net		(490,052,749)
Net Assets		4,203,866,592

At November 30, 2018, securities and/or cash totaling $26,977,980 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
59,544,458 EUR	68,199,305 USD	Credit Suisse	01/11/2019	523,064	—
10,775,516 USD	14,866,000 AUD	Credit Suisse	01/11/2019	97,384	—
9,761,818 USD	83,360,000 NOK	Credit Suisse	01/11/2019	—	(44,045)
23,300,000 CAD	17,581,403 USD	Goldman Sachs	01/11/2019	25,468	—
9,479,227 USD	81,000,000 NOK	JPMorgan	01/11/2019	—	(36,574)
230,031,878 MXN	11,118,452 USD	Morgan Stanley	01/11/2019	—	(115,744)
9,643,709 USD	82,500,000 NOK	Morgan Stanley	01/11/2019	—	(26,191)
47,790,000 BRL	12,699,488 USD	Standard Chartered Bank	01/11/2019	366,830	—
116,959,881 ZAR	8,231,336 USD	TD Securities	01/11/2019	—	(168,549)
Total				1,012,746	(391,103)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	505	03/2019	EUR	63,105,825	436,571	—
U.S. Treasury 10-Year Note	2,912	03/2019	USD	346,282,577	1,313,239	—
Total					1,749,810	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(6,342)	03/2019	EUR	(838,532,391)	—	(2,029,125)
Euro-Bund	(326)	03/2019	EUR	(53,103,972)	—	(271,255)
Long Gilt	(861)	03/2019	GBP	(107,845,743)	—	(547,652)
U.S. Treasury 2-Year Note	(1,683)	03/2019	USD	(356,041,225)	—	(240,124)
U.S. Ultra Treasury Bond	(521)	03/2019	USD	(78,955,294)	19,180	—
Total					19,180	(3,088,156)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000,000)	(400,000,000)	2.90	1/30/2019	(1,200,000)	(1,129,280)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(350,000,000)	(350,000,000)	2.75	2/20/2019	(1,032,500)	(299,495)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(350,000,000)	(350,000,000)	2.75	2/22/2019	(1,085,000)	(316,505)
Total							(3,317,500)	(1,745,280)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(170,000,000)	(170,000,000)	3.25	02/28/2019	(913,750)	(699,771)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(400,000,000)	(400,000,000)	3.10	12/04/2018	(2,280,000)	(164,640)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(300,000,000)	(300,000,000)	3.10	12/10/2018	(870,000)	(50,670)
Total							(4,063,750)	(915,081)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives At termination, Pays At termination	Goldman Sachs International	11/23/2028	USD	45,300,000	134,632	—	—	—	134,632	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	337,700,000	(935,365)	—	—	—	(935,365)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(4,355,181)	—	—	—	(4,355,181)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,737,654)	—	—	—	(1,737,654)
Total							(7,028,200)	—	—	—	(7,028,200)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	9,500,000	706,173	(4,750)	567,040	—	134,383	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	11,500,000	854,841	(5,750)	784,221	—	64,870	—
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	24,000,000	1,784,016	(12,000)	1,794,228	—	—	(22,212)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	9,625,000	715,465	(4,813)	610,553	—	100,099	—
Total							4,060,495	(27,313)	3,756,042	—	299,352	(22,212)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	130,195,000	1,558,688	—	—	1,558,688	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	4.601	USD	10,000,000	(654,688)	5,000	—	(1,541,273)	891,585	—
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $2,305,318,235, which represents 54.84% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $24,205,805, which represents 0.58% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2018.
(h)	Non-income producing investment.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at November 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(o)	Represents a security purchased on a forward commitment basis.
(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2018, the total value of these securities amounted to $801,327, which represents 0.02% of total net assets.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	266,189,567	406,222,332	(433,136,538)	239,275,361	(10,204)	10,204	1,012,789	239,251,434
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Currency Legend
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	327,717,045	33,460,719	—	361,177,764
Commercial Mortgage-Backed Securities - Non-Agency	—	186,162,428	—	—	186,162,428
Common Stocks
Communication Services	164,725	—	—	—	164,725
Consumer Discretionary	7,485	—	—	—	7,485
Energy	—	358,165	—	—	358,165
Materials	—	80,932	—	—	80,932
Utilities	—	17,606	—	—	17,606
Total Common Stocks	172,210	456,703	—	—	628,913
Corporate Bonds & Notes	—	1,768,030,261	—	—	1,768,030,261
Foreign Government Obligations	—	550,964,080	—	—	550,964,080
Inflation-Indexed Bonds	—	5,870,694	—	—	5,870,694
Residential Mortgage-Backed Securities - Agency	—	637,793,310	—	—	637,793,310
Residential Mortgage-Backed Securities - Non-Agency	—	659,781,995	20,977,019	—	680,759,014
Senior Loans	—	212,699,501	10,584,943	—	223,284,444
Treasury Bills	—	39,996,999	—	—	39,996,999
Money Market Funds	—	—	—	239,251,434	239,251,434
Total Investments in Securities	172,210	4,389,473,016	65,022,681	239,251,434	4,693,919,341
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,012,746	—	—	1,012,746
Futures Contracts	1,768,990	—	—	—	1,768,990
Swap Contracts	—	2,884,257	—	—	2,884,257
Liability
Forward Foreign Currency Exchange Contracts	—	(391,103)	—	—	(391,103)
Futures Contracts	(3,088,156)	—	—	—	(3,088,156)
Options Contracts Written	—	(2,660,361)	—	—	(2,660,361)
Swap Contracts	—	(7,050,412)	—	—	(7,050,412)
Total	(1,146,956)	4,383,268,143	65,022,681	239,251,434	4,686,395,302
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2018 ($)
Asset-Backed Securities — Non-Agency	35,696,430	24,060	—	(2,259,771)	—	—	—	—	33,460,719
Common Stocks	81,862	—	—	—	—	—	—	(81,862)	—
Residential Mortgage-Backed Securities — Non-Agency	18,443,124	4,255	—	(35,095)	—	(77,040)	8,700,000	(6,058,225)	20,977,019
Senior Loans	9,188,944	(499)	17	(217,048)	—	(18,238)	6,376,050	(4,744,283)	10,584,943
Total	63,410,360	27,815	17	(2,511,914)	—	(95,278)	15,076,050	(10,884,370)	65,022,681
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2018 was $(2,511,914), which is comprised of Asset-Backed Securities - Non-Agency of $(2,259,771), Residential Mortgage-Backed Securities — Non-Agency of $(35,095) and Senior Loans of $(217,048).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.	54,924	19,331,600
Australia 2.7%
Accent Group Ltd.	288,789	272,224
Afterpay Touch Group Ltd.(a)	1,201	12,776
Altium Ltd.	5,488	91,574
Aristocrat Leisure Ltd.	16,664	289,665
ASX Ltd.	18,336	810,488
Aurizon Holdings Ltd.	413,814	1,277,828
BHP Billiton Ltd.	192,347	4,273,835
BlueScope Steel Ltd.	54,989	454,744
Brambles Ltd.	115,735	872,246
carsales.com Ltd.	2,534	22,063
Cleanaway Waste Management Ltd.	495,121	616,832
Coca-Cola Amatil Ltd.	42,304	267,192
Cochlear Ltd.	51,805	6,438,969
Coles Group Ltd.(a)	103,907	889,323
Computershare Ltd.	72,195	959,689
CSL Ltd.	61,247	7,984,555
CSL Ltd. ADR	2,600	169,403
Genworth Mortgage Insurance Australia Ltd.	32,229	53,145
Hotel Property Investments	12,222	28,228
Insurance Australia Group Ltd.	183,510	979,518
James Hardie Industries PLC	310,370	3,646,326
LendLease Group	22,890	212,609
Medibank Pvt Ltd.	544,569	966,517
Metcash Ltd.	184,101	374,188
Nine Entertainment Co. Holdings Ltd.	5,804	7,474
Pinnacle Investment Management Group Ltd.	93,002	379,452
REA Group Ltd.	17,908	1,000,280
Rio Tinto Ltd.	52,546	2,829,950
Scentre Group	808,720	2,311,935
Seek Ltd.	46,832	635,466
South32 Ltd.	197,950	447,319
Steadfast Group Ltd.	163,339	323,236
Stockland	151,907	405,118
Treasury Wine Estates Ltd.	87,798	911,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Vicinity Centres	297,342	581,924
Wesfarmers Ltd.	103,907	2,406,368
Woolworths Group Ltd.	187,250	3,969,663
Total		48,173,475
Austria 0.1%
Erste Group Bank AG	14,556	576,142
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,683	506,273
Total		1,082,415
Belgium 0.1%
UCB SA	25,400	2,140,566
Brazil 0.6%
Itaú Unibanco Holding SA, ADR	647,115	6,037,583
Kroton Educacional SA	1,485,300	4,033,010
Total		10,070,593
Canada 4.0%
Canadian Imperial Bank of Commerce	19,446	1,631,904
Canadian Pacific Railway Ltd.	2,541	537,523
Canadian Pacific Railway Ltd.	28,712	6,072,599
Constellation Software, Inc.	15,290	10,486,824
EnCana Corp.	1,409,592	9,495,238
Fairfax Financial Holdings Ltd.	26,172	12,374,009
Gildan Activewear, Inc.	324,895	10,673,742
Manulife Financial Corp.	1,036,795	17,144,008
Ritchie Bros. Auctioneers, Inc.	130,926	4,553,606
Total		72,969,453
China 2.7%
Alibaba Group Holding Ltd., ADR(a)	78,959	12,701,345
Baidu, Inc., ADR(a)	81,450	15,335,406
China Mobile Ltd.	2,008,500	20,021,240
China Petroleum & Chemical Corp. ADR	7,200	614,448
Total		48,672,439
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 1.5%
AP Moller - Maersk A/S, Class B	610	867,932
Danske Bank A/S	100,565	2,004,451
DSV A/S	135,339	10,355,026
H Lundbeck A/S	2,920	119,901
Novo Nordisk A/S, ADR	64,246	2,995,149
Novo Nordisk A/S, Class B	119,521	5,547,774
Novozymes AS, Class B	131,069	6,105,665
William Demant Holding AS(a)	5,358	156,454
Total		28,152,352
Finland 1.4%
Fortum OYJ	92,824	1,938,312
Kesko OYJ, Class B	3,808	221,940
KONE OYJ, Class B	196,516	9,747,722
Neste OYJ	11,253	880,981
Nokia OYJ	636,117	3,499,810
Sampo OYJ, Class A	178,069	7,961,135
UPM-Kymmene OYJ	28,899	771,877
Total		25,021,777
France 5.2%
Aeroports de Paris	8,940	1,739,134
Airbus Group SE	30,509	3,271,915
AXA SA, ADR	2,300	56,017
Beneteau SA	4,938	73,017
BNP Paribas SA	311,837	15,684,836
Carrefour SA	66,374	1,196,451
Cie de Saint-Gobain	99,575	3,700,899
Cie Generale des Etablissements Michelin CSA	11,871	1,243,975
CNP Assurances	44,897	1,028,572
Danone SA	86,963	6,493,137
Dassault Systemes	21,475	2,582,055
Edenred	319,223	12,199,271
Engie SA	420,864	5,932,376
EssilorLuxottica SA	77,556	9,805,845
Faurecia SA	4,798	187,523
Ipsen SA	11,327	1,459,807
Kering SA	8,306	3,615,457
Legrand SA	116,578	7,151,069
Common Stocks (continued)
Issuer	Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	9,528	2,727,266
Renault SA	16,193	1,139,821
Rexel SA	16,496	198,153
Sanofi	18,110	1,641,859
Sartorius Stedim Biotech	9,902	1,003,859
Societe Generale SA, ADR	55,000	402,600
Sodexo SA	470	48,640
STMicroelectronics NV	88,030	1,303,893
Total SA	86,295	4,799,708
Ubisoft Entertainment SA(a)	3,033	247,345
Unibail-Rodamco-Westfield	7,141	1,227,524
Veolia Environnement SA	49,471	1,054,171
Vivendi SA	49,639	1,238,108
Total		94,454,303
Germany 8.7%
Adidas AG	6,305	1,396,351
Adidas AG ADR	884	97,881
Allianz SE, ADR	18,000	380,340
Allianz SE, Registered Shares	28,200	5,979,864
BASF SE	255,557	18,688,128
Bayer AG, Registered Shares	61,930	4,544,468
Beiersdorf AG	27,578	2,960,464
Brenntag AG	83,814	3,887,595
Continental AG	36,893	5,574,909
Covestro AG	39,028	2,260,619
Daimler AG, Registered Shares	30,760	1,739,152
Deutsche Boerse AG	150,381	19,262,608
Deutsche Lufthansa AG, ADR	5,300	130,036
Deutsche Lufthansa AG, Registered Shares	10,119	247,562
Deutsche Post AG	300,811	9,614,816
Deutsche Telekom AG, Registered Shares	192,431	3,383,603
E.ON SE	219,914	2,247,969
Evonik Industries AG	18,855	509,222
Fresenius Medical Care AG & Co. KGaA	14,478	1,180,660
HeidelbergCement AG	14,985	998,357
Merck KGaA	23,741	2,628,081
MTU Aero Engines AG	42,555	8,883,851
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	25,666	5,591,689

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
OSRAM Licht AG	485	22,341
SAP SE	343,272	35,554,988
Scout24 AG(b)	193,071	8,084,024
Siemens AG, Registered Shares	98,278	11,437,122
TUI AG	64,325	925,202
Wacker Chemie AG	8,058	780,843
Total		158,992,745
Hong Kong 1.7%
AIA Group Ltd.	1,835,200	15,076,871
China Merchants Port Holdings Co., Ltd.	2,148,000	3,921,677
CNOOC Ltd. ADR	8,014	1,349,798
Hong Kong Exchanges and Clearing Ltd.	337,680	9,906,926
Link REIT (The)	86,000	820,844
Sun Hung Kai Properties Ltd., ADR	9,100	131,177
Total		31,207,293
Ireland 3.1%
CRH PLC	272,234	7,485,056
Kingspan Group PLC	212,772	9,158,228
Linde PLC(a)	155,888	24,795,559
Ryanair Holdings PLC, ADR(a)	144,431	11,891,004
Shire PLC, ADR	20,000	3,511,600
Total		56,841,447
Israel 0.2%
Check Point Software Technologies Ltd.(a)	823	92,020
Israel Chemicals Ltd.	192,878	1,131,775
Nice Ltd., ADR(a)	9,200	1,068,488
Teva Pharmaceutical Industries Ltd., ADR	67,223	1,447,983
Total		3,740,266
Italy 2.7%
Assicurazioni Generali SpA	295,220	4,982,570
Enel SpA	1,246,646	6,781,827
ENI SpA	331,862	5,354,705
Eni SpA ADR	79,083	2,550,427
Intesa Sanpaolo SpA	124,787	289,875
Leonardo-Finmeccanica SpA	17,109	169,207
Luxottica Group SpA	56,683	3,312,463
Telecom Italia SpA(a)	542,465	353,466
Telecom Italia SpA, ADR(a)	4,048	26,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Terna Rete Elettrica Nazionale SpA	223,824	1,254,461
UniCredit SpA	1,876,629	24,222,824
Unipol Gruppo SpA	74,570	309,857
UnipolSai SpA	148,489	345,969
Total		49,954,165
Japan 17.2%
AGC, Inc.	8,000	271,853
Air Water, Inc.	41,600	673,961
Asahi Kasei Corp.	106,800	1,172,258
Astellas Pharma, Inc.	222,100	3,422,515
Bridgestone Corp.	63,800	2,594,079
Brother Industries Ltd.	4,000	66,934
Canon, Inc.	80,200	2,275,921
Canon, Inc., ADR	16,052	454,111
Central Japan Railway Co.	6,200	1,276,662
Chubu Electric Power Co., Inc.	26,200	393,398
Chugai Pharmaceutical Co., Ltd.	38,000	2,603,604
Dai-ichi Life Holdings, Inc.	221,500	3,860,014
Daiichi Sankyo Co., Ltd.	40,200	1,478,430
Dainippon Sumitomo Pharma Co., Ltd.	56,200	1,838,028
Denso Corp.	147,200	6,824,449
East Japan Railway Co.	185,700	16,894,116
Eisai Co., Ltd.	3,300	303,882
FANUC Corp.	89,700	15,427,669
Fast Retailing Co., Ltd.	3,500	1,824,610
Fuji Electric Co., Ltd.	5,300	167,100
Fuji Soft, Inc.	4,000	181,713
FUJIFILM Holdings Corp.	55,700	2,216,814
Hamamatsu Photonics KK	8,000	278,987
Hankyu Hanshin Holdings, Inc.	10,900	370,534
Hino Motors Ltd.	77,500	793,355
Hitachi Capital Corp.	13,300	328,907
Hitachi High-Technologies Corp.	3,000	107,111
Hitachi Ltd.	141,200	4,111,954
Honda Motor Co., Ltd. ADR	70,353	1,981,844
Hoya Corp.	42,400	2,591,462
Hoya Corp. ADR	16,200	988,848
Idemitsu Kosan Co., Ltd.	5,300	193,291
IHI Corp.	6,300	192,280

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inpex Corp.	109,100	1,160,600
Japan Airlines Co., Ltd.	257,400	9,294,226
Japan Exchange Group, Inc.	847,000	15,281,954
Japan Post Holdings Co., Ltd.	371,800	4,527,182
Japan Post Insurance Co., Ltd.	16,800	424,645
Jeol Ltd.	7,000	122,600
JFE Holdings, Inc.	98,000	1,726,320
JTEKT Corp.	5,800	73,976
JXTG Holdings, Inc.	438,100	2,656,799
Kamigumi Co., Ltd.	4,700	105,828
Kaneka Corp.	2,100	78,740
Kansai Electric Power Co., Inc. (The)	27,700	415,870
Kao Corp.	30,400	2,242,578
KDDI Corp.	650,700	15,289,308
Keio Corp.	4,300	238,195
Keisei Electric Railway Co., Ltd.	34,100	1,106,442
Kikkoman Corp.	19,500	1,141,496
Kintetsu World Express, Inc.	7,900	133,441
Komatsu Ltd.	60,900	1,654,175
Konica Minolta, Inc.	20,800	187,772
Kubota Corp., ADR	1,400	119,539
Mani, Inc.	2,100	98,969
Marubeni Corp.	216,700	1,619,359
Mitsubishi Chemical Holdings Corp.	164,900	1,352,736
Mitsubishi Corp.	117,800	3,183,709
Mitsubishi Electric Corp.	82,500	1,092,205
Mitsubishi UFJ Financial Group, Inc.	958,200	5,242,705
Mitsubishi UFJ Financial Group, Inc., ADR	7,500	40,800
Mitsui & Co., Ltd.	62,600	980,957
Mitsui E&S Holdings Co., Ltd.	13,000	141,722
Mitsui OSK Lines Ltd.	19,400	456,573
MS&AD Insurance Group Holdings, Inc.	106,500	3,232,213
NEC Corp.	30,000	931,525
Nidec Corp.	68,700	9,193,384
Nippon Paper Industries Co., Ltd.	12,100	225,117
Nippon Sheet Glass Co., Ltd.	31,900	273,070
Nippon Steel & Sumitomo Metal Corp.	47,400	868,522
Nippon Telegraph & Telephone Corp.	57,100	2,355,435
Nippon Telegraph & Telephone Corp., ADR	3,200	131,968
Common Stocks (continued)
Issuer	Shares	Value ($)
Nisshinbo Holdings, Inc.	14,500	132,433
Nitto Denko Corp.	13,500	739,559
Nomura Holdings, Inc.	138,300	622,556
NTT Data Corp.	111,900	1,301,376
NTT DoCoMo, Inc.	75,100	1,742,288
Odakyu Electric Railway Co., Ltd.	29,700	666,445
Oki Electric Industry Co., Ltd.	2,700	35,678
Olympus Corp.	12,400	348,948
Olympus Corp., ADR	2,700	76,221
Omron Corp.	8,900	392,827
Ono Pharmaceutical Co., Ltd.	41,100	995,530
Oracle Corp. Japan	1,500	97,518
ORIX Corp.	129,700	2,105,993
Otsuka Holdings Co., Ltd.	31,600	1,544,577
Panasonic Corp.	7,800	80,487
Poletowin Pitcrew Holdings, Inc.	21,100	488,808
Recruit Holdings Co., Ltd.	7,400	204,173
Resona Holdings, Inc.	352,700	1,875,368
SBI Holdings, Inc.	16,500	375,136
Seibu Holdings, Inc.	19,300	357,053
Seiko Epson Corp.	46,300	736,611
Seiko Holdings Corp.	13,800	307,069
Seven & I Holdings Co., Ltd.	79,700	3,477,801
SG Holdings Co., Ltd.	19,300	473,728
Shimano, Inc.	61,800	9,050,809
Shin-Etsu Chemical Co., Ltd.	46,900	4,188,221
Shin-Etsu Chemical Co., Ltd., ADR	7,000	155,855
Shinsei Bank Ltd.	77,400	1,065,099
Shionogi & Co., Ltd.	46,400	3,077,419
Showa Denko KK	11,800	473,520
Showa Shell Sekiyu KK	39,500	612,952
SMC Corp.	27,800	9,494,683
Sompo Holdings, Inc.	298,400	11,526,850
Sony Corp.	145,600	7,694,212
Sony Financial Holdings, Inc.	65,100	1,362,718
Sumitomo Chemical Co., Ltd.	113,000	615,139
Sumitomo Corp.	208,700	3,210,918
Sumitomo Mitsui Financial Group, Inc.	344,000	12,664,299
Sumitomo Mitsui Trust Holdings, Inc.	252,000	10,123,920

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
T&D Holdings, Inc.	54,100	767,893
Taiheiyo Cement Corp.	14,300	484,451
Taiyo Nippon Sanso Corp.	14,400	243,389
Takeda Pharmaceutical Co., Ltd.	567,200	21,352,570
Takeda Pharmaceutical Co., Ltd. ADR	97,800	1,838,151
Tohoku Electric Power Co., Inc.	17,800	233,001
Tokio Marine Holdings, Inc.	103,500	5,112,748
Tokio Marine Holdings, Inc., ADR	6,668	331,033
Tokyo Electric Power Co. Holdings, Inc.(a)	316,000	1,921,251
Tokyo Gas Co., Ltd.	88,600	2,284,692
Tokyu Corp.	91,900	1,601,589
Toyota Tsusho Corp.	262,200	9,064,961
Trend Micro, Inc.	4,600	264,313
Trend Micro, Inc., ADR	800	45,928
Unicharm Corp.	65,000	2,035,549
West Japan Railway Co.	5,400	376,923
Yamaha Motor Co., Ltd.	68,600	1,414,679
Yokogawa Electric Corp.	32,700	603,198
Total		312,034,465
Jersey 0.4%
boohoo Group PLC(a)	2,385,320	5,835,160
Ferguson PLC	18,747	1,204,396
WPP PLC, ADR	15,400	849,772
Total		7,889,328
Luxembourg 0.0%
ArcelorMittal, Registered Shares	14,963	343,700
Netherlands 3.7%
Aegon NV	658,323	3,665,513
Aegon NV, Registered Shares	85,200	470,304
AerCap Holdings NV(a)	26,935	1,424,053
Akzo Nobel NV	197,216	16,572,360
ArcelorMittal	32,407	741,169
ASML Holding NV	11,073	1,892,689
EXOR NV	11,977	706,350
Heineken Holding NV	106,670	9,443,702
ING Groep NV	301,850	3,655,921
Koninklijke Ahold Delhaize NV	26,099	672,577
Koninklijke Ahold Delhaize NV, ADR	9,600	246,576
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Philips NV	75,900	2,880,405
Koninklijke Philips NV	55,469	2,103,378
NN Group NV	81,329	3,468,830
NN Group NV, ADR	4,000	85,180
Randstad NV	33,266	1,624,674
STMicroelectronics NV, Registered Shares	46,945	697,133
Unilever NV-CVA	246,278	13,667,031
Wolters Kluwer NV	53,080	3,209,005
Wolters Kluwer NV ADR	2,100	127,102
Total		67,353,952
Norway 0.2%
Aker BP ASA	32,180	916,569
Equinor ASA	40,305	944,140
Equinor ASA ADR	39,344	919,863
Orkla	41,115	340,515
Total		3,121,087
Panama 0.4%
Copa Holdings SA, Class A	87,657	7,453,475
Peru 0.4%
Credicorp Ltd.	37,070	8,129,080
Portugal 0.1%
Banco Comercial Portugues SA(a)	2,024,619	570,263
EDP - Energias de Portugal SA, ADR	1,000	35,045
Galp Energia SGPS SA	41,988	691,128
Total		1,296,436
Russian Federation 0.2%
Gazprom PJSC ADR	43,500	207,580
Magnit PJSC GDR(b)	302,148	3,875,898
Sberbank of Russia PJSC, ADR	18,800	224,222
Total		4,307,700
Singapore 0.5%
United Overseas Bank Ltd.	539,500	9,905,994
South Africa 1.4%
Discovery Ltd.	611,704	6,782,037
Naspers Ltd., Class N	92,258	18,391,931
Total		25,173,968

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 3.0%
Hana Financial Group, Inc.	44,584	1,498,957
KB Financial Group, Inc., ADR	3,985	167,808
NAVER Corp.	45,720	5,170,191
Samsung Electronics Co., Ltd.	323,035	12,104,497
Samsung Electronics Co., Ltd. GDR	15,985	15,000,446
SK Innovation Co., Ltd.	11,350	1,994,149
SK Telecom Co., Ltd.	68,414	17,707,708
Total		53,643,756
Spain 2.4%
Amadeus IT Group SA ADR	4,044	291,370
Amadeus IT Group SA, Class A	49,850	3,577,743
Bankinter SA	741,849	6,211,380
CaixaBank SA	1,574,907	6,505,677
Endesa SA	96,094	2,146,899
Grifols SA	175,312	4,930,833
Grifols SA ADR	6,426	126,721
Iberdrola SA	299,403	2,239,783
Industria de Diseno Textil SA	283,883	8,725,116
International Consolidated Airlines Group SA	157,165	1,260,080
Naturgy Energy Group SA	26,371	653,307
Repsol SA	227,447	3,918,081
Telefonica SA	261,589	2,353,361
Telefonica SA, ADR	167,800	1,511,878
Total		44,452,229
Sweden 2.1%
Atlas Copco AB, Class B	409,514	9,294,388
Boliden AB	47,892	1,075,123
Epiroc AB, Class B(a)	759,254	6,103,674
Hexagon AB, ADR	9,400	470,047
Hexagon AB, Class B	24,112	1,203,402
Industrivarden AB, Class A	43,175	905,244
Investment AB Oresund(a)	21,195	313,957
Investor AB, Class A	4,429	193,098
Investor AB, Class B	74,995	3,293,829
Kinnevik AB, Class B	13,226	336,379
Lundin Petroleum AB	38,911	1,026,223
Svenska Handelsbanken AB, Class A	810,213	8,933,623
Common Stocks (continued)
Issuer	Shares	Value ($)
Swedish Match AB	32,965	1,288,358
Swedish Orphan Biovitrum AB(a)	27,138	586,065
Telefonaktiebolaget LM Ericsson, ADR	146,542	1,229,487
Telefonaktiebolaget LM Ericsson, Class B	106,624	894,895
Volvo AB, B Shares	19,029	265,519
Total		37,413,311
Switzerland 7.3%
ABB Ltd.	976,478	19,797,930
Belimo Holding AG, Registered Shares	46	187,858
Cie Financiere Richemont SA, Class A, Registered Shares	264,411	17,181,596
Coca-Cola HBC AG	47,613	1,424,214
Credit Suisse Group AG, Registered Shares	532,740	6,298,987
Givaudan SA	3,117	7,695,698
Nestlé SA, Registered Shares	151,182	12,897,790
Novartis AG, ADR	74,975	6,862,462
Novartis AG, Registered Shares	189,551	17,306,276
Panalpina Welttransport Holding	28,980	4,085,981
Roche Holding AG	568	146,229
Roche Holding AG, ADR	99,575	3,230,711
Roche Holding AG, Genusschein Shares	112,869	29,299,006
SGS SA, Registered Shares	2,824	6,699,442
Straumann Holding AG, Registered Shares	163	99,981
Vetropack Holding AG	34	69,426
Vifor Pharma AG	2,045	252,496
Total		133,536,083
Taiwan 1.5%
Hon Hai Precision Industry Co., Ltd.	1,893,200	4,444,464
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	603,073	22,669,514
Total		27,113,978
Turkey 0.1%
Akbank T.A.S.	1,567,221	2,306,575
United Kingdom 19.2%
3i Group PLC	250,628	2,677,267
Anglo American PLC	45,799	922,608
Ashtead Group PLC	123,006	2,773,545
ASOS PLC(a)	104,529	6,638,365
Associated British Foods PLC	56,610	1,752,824
AstraZeneca PLC	182,091	14,179,276

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
AstraZeneca PLC, ADR	228,554	9,101,020
Aviva PLC	2,179,463	11,329,736
BAE Systems PLC	169,315	1,064,375
BAE Systems PLC, ADR	18,054	453,065
Barclays Bank PLC	8,376,340	17,393,232
Barclays Bank PLC, ADR	101,776	841,688
BHP Group PLC	242,918	4,677,453
BHP Group PLC, ADR	38,663	1,494,712
BP PLC	2,280,648	15,167,455
BP PLC, ADR	144,507	5,830,857
British American Tobacco PLC	504,588	17,666,549
British American Tobacco, ADR	25,700	896,159
Burberry Group PLC	227,689	5,158,180
Carnival PLC	169,174	9,874,508
Centrica PLC	300	2,115
Compass Group PLC	22,764	488,175
Compass Group PLC, ADR	32,800	706,676
Dechra Pharmaceuticals PLC	8,948	247,178
Diageo PLC	101,955	3,681,952
Diageo PLC, ADR	20,044	2,893,351
Experian PLC	425,814	10,387,929
Experian PLC ADR	14,000	342,440
Galiform PLC	682,179	3,883,852
GlaxoSmithKline PLC	316,114	6,553,026
GlaxoSmithKline PLC, ADR	134,000	5,610,580
Halma PLC	56,548	992,592
Hargreaves Lansdown PLC	454,324	11,070,615
Hikma Pharmaceuticals PLC	10,176	232,132
Imperial Brands PLC, ADR	6,300	192,150
Indivior PLC(a)	94,455	123,210
International Consolidated Airlines Group SA	241,444	1,932,444
Johnson Matthey PLC	153,211	5,737,145
Just Eat PLC(a)	1,091,664	8,123,779
Kingfisher PLC	150,836	480,442
Lloyds Banking Group PLC	10,771,505	7,623,979
Micro Focus International PLC	437,125	8,584,507
National Grid PLC ADR	25,200	1,346,940
Pearson PLC	35,008	431,075
Pets at Home Group PLC	178,026	291,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential PLC	1,550,048	30,557,440
Prudential PLC, ADR	20,113	795,067
RELX PLC	17,682	369,116
RELX PLC	186,285	3,878,328
RELX PLC, ADR	1,915	40,177
Rio Tinto PLC	304,638	13,922,616
Rio Tinto PLC, ADR	78,907	3,689,691
Rolls-Royce Holdings PLC	1,446,026	15,695,342
Rolls-Royce Holdings PLC(a),(c),(d)	62,424,484	79,544
Royal Dutch Shell PLC, Class A	83,223	2,517,308
Royal Dutch Shell PLC, Class B	552,937	16,932,717
Scottish & Southern Energy PLC	975,857	13,681,159
Shire PLC	87,980	5,138,198
Smith & Nephew PLC	170,873	3,118,520
Smith & Nephew PLC ADR	6,200	231,012
St. James’s Place PLC	385,784	4,962,715
Victrex PLC	36,690	1,149,944
Vodafone Group PLC	7,004,029	15,133,201
Vodafone Group PLC, ADR	176,604	3,795,220
Whitbread PLC	9,675	567,842
Total		348,107,900
United States 0.7%
PriceSmart, Inc.	47,643	3,186,840
Spotify Technology SA(a)	63,373	8,642,810
Total		11,829,650
Total Common Stocks (Cost $1,947,228,213)		1,756,217,556

Exchange-Traded Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	45,472	2,854,277
iShares MSCI Eurozone ETF	12,300	458,052
Total		3,312,329
Total Exchange-Traded Funds (Cost $3,656,524)		3,312,329

Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Germany 1.7%
Henkel AG & Co. KGaA	18,353	2,127,183
Porsche Automobil Holding SE	18,743	1,204,495
Volkswagen AG	158,501	26,901,914
Total		30,233,592
Spain 0.1%
Grifols SA	101,328	2,022,430
Total Preferred Stocks (Cost $36,186,658)		32,256,022

Warrants 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
HSBC Bank PLC(a)	362,967	2,019,304
Total Warrants (Cost $2,094,662)		2,019,304

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(e),(f)	13,662,127	13,660,761
Total Money Market Funds (Cost $13,660,761)		13,660,761
Total Investments in Securities (Cost $2,002,826,818)		1,807,465,972
Other Assets & Liabilities, Net		10,341,263
Net Assets		$1,817,807,235

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $11,959,922, which represents 0.66% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $79,544, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	25,677,255	79,538,672	(91,553,800)	13,662,127	—	—	117,914	13,660,761
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	19,331,600	—	—	—	19,331,600
Australia	169,403	48,004,072	—	—	48,173,475
Austria	—	1,082,415	—	—	1,082,415
Belgium	—	2,140,566	—	—	2,140,566
Brazil	10,070,593	—	—	—	10,070,593
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Canada	72,969,453	—	—	—	72,969,453
China	28,651,199	20,021,240	—	—	48,672,439
Denmark	2,995,149	25,157,203	—	—	28,152,352
Finland	—	25,021,777	—	—	25,021,777
France	458,617	93,995,686	—	—	94,454,303
Germany	608,257	158,384,488	—	—	158,992,745
Hong Kong	1,480,975	29,726,318	—	—	31,207,293
Ireland	15,402,604	41,438,843	—	—	56,841,447
Israel	2,608,491	1,131,775	—	—	3,740,266
Italy	2,576,941	47,377,224	—	—	49,954,165
Japan	6,164,298	305,870,167	—	—	312,034,465
Jersey	849,772	7,039,556	—	—	7,889,328
Luxembourg	343,700	—	—	—	343,700
Netherlands	5,930,753	61,423,199	—	—	67,353,952
Norway	919,863	2,201,224	—	—	3,121,087
Panama	7,453,475	—	—	—	7,453,475
Peru	8,129,080	—	—	—	8,129,080
Portugal	35,045	1,261,391	—	—	1,296,436
Russian Federation	—	4,307,700	—	—	4,307,700
Singapore	—	9,905,994	—	—	9,905,994
South Africa	—	25,173,968	—	—	25,173,968
South Korea	167,808	53,475,948	—	—	53,643,756
Spain	1,929,969	42,522,260	—	—	44,452,229
Sweden	1,699,534	35,713,777	—	—	37,413,311
Switzerland	10,093,173	123,442,910	—	—	133,536,083
Taiwan	22,669,514	4,444,464	—	—	27,113,978
Turkey	—	2,306,575	—	—	2,306,575
United Kingdom	38,262,920	309,765,436	79,544	—	348,107,900
United States	11,829,650	—	—	—	11,829,650
Total Common Stocks	273,801,836	1,482,336,176	79,544	—	1,756,217,556
Exchange-Traded Funds	3,312,329	—	—	—	3,312,329
Preferred Stocks
Germany	—	30,233,592	—	—	30,233,592
Spain	—	2,022,430	—	—	2,022,430
Total Preferred Stocks	—	32,256,022	—	—	32,256,022
Warrants
United Kingdom	—	2,019,304	—	—	2,019,304
Total Warrants	—	2,019,304	—	—	2,019,304
Money Market Funds	—	—	—	13,660,761	13,660,761
Total Investments in Securities	277,114,165	1,516,611,502	79,544	13,660,761	1,807,465,972
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2018	11

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date January 18, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date January 18, 2019